UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23108

Amplify ETF Trust
(Exact name of registrant as specified in charter)

3333 Warrenville Road Suite #350

Lisle, IL 60532
(Address of principal executive offices) (Zip code)

Christian Magoon

Amplify ETF Trust

3333 Warrenville Road Suite #350

Lisle, IL 60532
(Name and address of agent for service)

With copies to:

Morrison C. Warren, Esq.

Chapman and Cutler LLP

111 West Monroe Street

Chicago, IL 60603

(855)-267-3837

Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: September 30, 2025

Item 1. Reports to Stockholders.

(a)

Amplify AI Powered Equity ETF
AIEQ (Principal U.S. Listing Exchange: NYSE Arca)
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Amplify AI Powered Equity ETF for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify AI Powered Equity ETF	$82	0.75%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund returned 19.68%. The Fund seeks to track the AI Powered Equity Index, which returned 21.04%. The S&P 500 Index returned 17.60% over the same period.
• During the period the Fund produced positive returns that exceeded the S&P 500 Index as the selection methodology favored sectors and companies within the S&P 500 that also performed well.
• Information Technology and Communication Services were the top contributing sectors to performance while Health Care and Consumer Discretionary were detractors to performance for the Period.
• During the Period, Industrials was held with the largest overweight relative to its benchmark while Financials were held with the largest underweight.
• During the Period, NVIDIA Corp and Strategy Inc were the top contributors to performance while Tesla Inc and Starbucks Corp were the top detractors to performance.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Amplify AI Powered Equity ETF	PAGE 1	TSR-AR-032108565

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/17/2017)
Amplify AI Powered Equity ETF NAV	19.68	8.71	9.60
S&P 500 TR	17.60	16.47	14.73
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$116,760,841
Number of Holdings	161
Net Advisory Fee	$826,598
Portfolio Turnover	804%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top Holdings	(%)
NVIDIA Corp.	7.9%
Microsoft Corp.	6.5%
Apple, Inc.	3.5%
Amazon.com, Inc.	3.4%
Meta Platforms, Inc. - Class A	3.3%
Avery Dennison Corp.	3.0%
Costco Wholesale Corp.	2.6%
Alphabet, Inc. - Class A	2.5%
Broadcom, Inc.	2.5%
PPG Industries, Inc.	2.3%
Sector Breakdown**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify AI Powered Equity ETF	PAGE 2	TSR-AR-032108565

Amplify Alternative Harvest ETF
MJ (Principal U.S. Listing Exchange: NYSE Arca)
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Amplify Alternative Harvest ETF for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify Alternative Harvest ETF	$39	0.40%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund had a NAV total return of -5.70%. The Fund seeks to track the returns of the Prime Alternative Harvest Index, which returned -6.38%. The S&P 500 Index returned 17.60%.
• The Fund is focused on providing exposure to companies in the cannabis industry. Regulatory uncertainty around the Federal legalization of cannabis has dampened investor interest and hurt performance of cannabis related companies.
• Health Care was the top contributing sector to performance over the Period while Real Estate was the biggest detractor to performance.
• During the Period, Health Care was held with the largest overweight relative to the S&P 500 Index, a broad-based market index, while Information Technology was held with the largest underweight.
• During the Period, Tilray Brands Inc and Village Farms International were the top contributors to performance while Canopy Growth Corp and Innovative Industrials Proper were the top detractors to performance.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Amplify Alternative Harvest ETF	PAGE 1	TSR-AR-032108474

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/03/2015)
Amplify Alternative Harvest ETF NAV	-5.70	-18.60	-15.06
S&P 500 TR	17.60	16.47	14.78
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$200,809,544
Number of Holdings	12
Net Advisory Fee	$591,933
Portfolio Turnover	75%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top Holdings	(%)
Amplify Seymour Cannabis ETF	46.3%
First American Government Obligations Fund - Class X	31.0%
Tilray Brands, Inc.	22.4%
SNDL, Inc.	7.8%
Cronos Group, Inc.	6.6%
Aurora Cannabis, Inc.	4.0%
Village Farms International, Inc.	3.7%
Canopy Growth Corp.	3.5%
High Tide, Inc.	3.0%
Organigram Global, Inc.	2.2%
*	Percentages are stated as a percent of net assets.
Changes to Fund’s Investment Adviser or Sub Adviser:
Effective January 28, 2025, Seymour Asset Management LLC was appointed as an additional sub-advisor to the fund.
Other Material Fund Changes:
Effective January 28, 2025, the fund index, Prime Alternative Harvest Index, will provide U.S. cannabis company exposure via an allocation to Amplify Seymour Cannabis ETF (“CNBS”).
Effective February 21, 2025, the fund underwent a 1:12 reverse split.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify Alternative Harvest ETF	PAGE 2	TSR-AR-032108474

Amplify Bitcoin 2% Monthly Option Income ETF
BITY (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Amplify Bitcoin 2% Monthly Option Income ETF for the period of April 28, 2025, to September 30, 2025. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
WHAT WERE THE FUND COSTS FOR THE REPORTING PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Amplify Bitcoin 2% Monthly Option Income ETF	$31	0.65%
*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the since inception Period, the Fund had a NAV total return of 23.27%, the S&P 500 Index had a total return of 21.67%, and the Bloomberg Bitcoin Index returned 20.58%. The Fund paid monthly distributions for the Period. The Fund is actively managed and does not track an index.

• The Fund’s long exposure to Bitcoin was the primary performance driver. Over the period, the Bloomberg Bitcoin Index returned approximately 20.58%.
• Weekly covered calls are a primary component of the strategy and a secondary contributor to performance relative to the price of Bitcoin. The strategy involves selling out-of-the-money (OTM) call options on Bitcoin ETFs but only enough to sufficiently generate 2% in monthly option premiums. The call options are generally 5-10% OTM, which can limit upside participation on the covered portion of the Fund when Bitcoin prices exceed strike levels, but can enhance returns when the Bitcoin price change is at or below the strike level.
• The Fund’s weekly option writing allows for more frequent premium capture and contributed positively to the NAV return of 23.27% as of September 30, 2025.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Amplify Bitcoin 2% Monthly Option Income ETF	PAGE 1	TSR-AR-032108458

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (04/28/2025)
Amplify Bitcoin 2% Monthly Option Income ETF NAV	23.27
S&P 500 TR	21.67
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$20,614,035
Number of Holdings	11
Net Advisory Fee	$24,662
Portfolio Turnover	3%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top Holdings	(%)
Invesco Government & Agency Portfolio - Class Institutional	58.2%
iShares Bitcoin Trust ETF	22.2%
Cboe Bitcoin U.S. ETF Index, Expiration: 01/16/2026; Exercise Price: $2,605.00	10.0%
United States Treasury Bill	5.8%
United States Treasury Bill	3.8%
United States Treasury Bill	2.9%
United States Treasury Bill	2.4%
United States Treasury Bill	1.0%
Cboe Bitcoin U.S. ETF Index, Expiration: 10/03/2025; Exercise Price: $2,813.83	0.0%
Cboe Bitcoin U.S. ETF Index, Expiration: 10/03/2025; Exercise Price: $2,700.20	-0.9%
*	Percentages are stated as a percent of net assets.
Fund Name Change:
Effective May 16, 2025, the fund changed its name from Amplify Bitcoin 24% Premium Income ETF to Amplify Bitcoin 2% Monthly Option Income ETF.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify Bitcoin 2% Monthly Option Income ETF	PAGE 2	TSR-AR-032108458

Amplify Bitcoin Max Income Covered Call ETF
BAGY (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Amplify Bitcoin Max Income Covered Call ETF for the period of April 28, 2025, to September 30, 2025. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
WHAT WERE THE FUND COSTS FOR THE REPORTING PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Amplify Bitcoin Max Income Covered Call ETF	$33	0.69%
*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the since inception Period, the Fund had a NAV total return of 23.56%, the S&P 500 Index had a total return of 21.67%, and the Bloomberg Bitcoin Index returned 20.58%. The Fund paid monthly distributions for the Period. The Fund is actively managed and does not track an index.
• The Fund’s long exposure to Bitcoin was the primary performance driver. Over the period, the Bloomberg Bitcoin Index returned approximately 20.58%.
• Weekly covered calls are a primary component of the strategy and a secondary contributor to performance relative to the price of Bitcoin. The strategy involves selling out-of-the-money (OTM) call options on Bitcoin ETFs, generally 5-10% OTM, which can limit upside participation when Bitcoin prices exceed strike levels, but can enhance returns when the Bitcoin price change is at or below the strike level.
• The Fund’s weekly option writing allows for more frequent premium capture and contributed positively to the NAV return of 23.56% as of September 30, 2025.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Amplify Bitcoin Max Income Covered Call ETF	PAGE 1	TSR-AR-032108466

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (04/28/2025)
Amplify Bitcoin Max Income Covered Call ETF NAV	23.56
S&P 500 TR	21.67
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$16,274,569
Number of Holdings	14
Net Advisory Fee	$20,071
Portfolio Turnover	251%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top Holdings	(%)
Invesco Government & Agency Portfolio - Class Institutional	75.1%
Cboe Bitcoin U.S. ETF Index, Expiration: 01/16/2026; Exercise Price: $2,605.00	12.9%
United States Treasury Bill	6.9%
United States Treasury Bill	3.5%
United States Treasury Bill	2.5%
United States Treasury Bill	2.4%
United States Treasury Bill	2.4%
United States Treasury Bill	0.2%
Cboe Mini Bitcoin U.S. ETF Index, Expiration: 01/16/2026; Exercise Price: $260.50	0.0%
Cboe Mini Bitcoin U.S. ETF Index, Expiration: 10/03/2025; Exercise Price: $281.38	0.0%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify Bitcoin Max Income Covered Call ETF	PAGE 2	TSR-AR-032108466

Amplify BlackSwan Growth & Treasury Core ETF
SWAN (Principal U.S. Listing Exchange: NYSE Arca)
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Amplify BlackSwan Growth & Treasury Core ETF for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify BlackSwan Growth & Treasury Core ETF	$51	0.49%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund returned 9.04%. The Fund seeks to track the S-Network BlackSwan Core Index. which returned 10.26%. The S&P 500 Index returned 17.60%.
• The Fund is primarily allocated to US Treasury holdings and achieves its equity exposure through long-dated call options (LEAPs) during the Period. In a rising equity market the LEAPS in the Fund tend to appreciate, but can underperform the equity benchmark because of the smaller allocation relative to US Treasuries. This was the case over the Period. In a falling equity market, the equity exposure through long-dated call options can limit the losses relative to the equity benchmark.
• The long-dated call options contributed 6.28% to returns for the period while the Treasuries contributed 2.76%. The performance numbers reflect their contribution to Fund returns during the period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Amplify BlackSwan Growth & Treasury Core ETF	PAGE 1	TSR-AR-032108888

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/05/2018)
Amplify BlackSwan Growth & Treasury Core ETF NAV	9.04	3.66	6.88
S&P 500 TR	17.60	16.47	15.69
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$266,610,217
Number of Holdings	14
Net Advisory Fee	$1,272,193
Portfolio Turnover	43%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top Holdings	(%)
United States Treasury Note/Bond	8.6%
United States Treasury Note/Bond	8.5%
United States Treasury Note/Bond	8.5%
United States Treasury Note/Bond	8.5%
United States Treasury Note/Bond	8.5%
United States Treasury Note/Bond	8.5%
United States Treasury Note/Bond	8.5%
United States Treasury Note/Bond	8.4%
United States Treasury Note/Bond	8.4%
United States Treasury Note/Bond	8.4%
*	Percentages are stated as a percent of net assets.
Other Material Fund Changes:
Effective October 3, 2024, the fund’s index, the S-Network BlackSwan Tech & Treasury Index, updated it’s methodology to include the use of FLexible EXchange® option contracts (“FLEX Options”).
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify BlackSwan Growth & Treasury Core ETF	PAGE 2	TSR-AR-032108888

Amplify BlackSwan ISWN ETF
ISWN (Principal U.S. Listing Exchange: NYSE Arca)
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Amplify BlackSwan ISWN ETF for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify BlackSwan ISWN ETF	$51	0.49%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund returned 6.25%. The Fund seeks to track the S-Network International BlackSwan Index. which returned 7.32%. The MSCI EAFE Index returned 14.99%.
• The Fund is primarily allocated to US Treasury holdings and achieves its equity exposure through long-dated call options (LEAPs) during the Period. In a rising equity market the LEAPS in the Fund tend to appreciate, but can underperform the equity benchmark because of the smaller allocation relative to US Treasuries. This was the case over the Period. In a falling equity market, the equity exposure through long-dated call options can limit the losses relative to the equity benchmark.
• The long-dated call options contributed 3.50% to returns for the period while the Treasuries contributed 2.75%. The performance numbers reflect their contribution to Fund returns during the period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Amplify BlackSwan ISWN ETF	PAGE 1	TSR-AR-032108821

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/25/2021)
Amplify BlackSwan ISWN ETF NAV	6.25	-1.22
MSCI EAFE Net (USD)	14.99	8.03
S&P Developed Ex-U.S. BMI (USD) TR	17.78	7.92
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$33,305,329
Number of Holdings	13
Net Advisory Fee	$158,334
Portfolio Turnover	38%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 12/19/2025; Exercise Price: $75.01	9.0%
United States Treasury Note/Bond	8.5%
United States Treasury Note/Bond	8.5%
United States Treasury Note/Bond	8.4%
United States Treasury Note/Bond	8.4%
United States Treasury Note/Bond	8.4%
United States Treasury Note/Bond	8.4%
United States Treasury Note/Bond	8.4%
United States Treasury Note/Bond	8.4%
United States Treasury Note/Bond	8.4%
*	Percentages are stated as a percent of net assets.
Other Material Fund Changes:
Effective October 3, 2024, the fund’s index, the S-Network International BlackSwan Index, updated it’s methodology to include the use of FLexible EXchange® option contracts (“FLEX Options”).
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify BlackSwan ISWN ETF	PAGE 2	TSR-AR-032108821

Amplify Bloomberg AI Value Chain ETF
AIVC (Principal U.S. Listing Exchange: NYSE Arca)
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Amplify Bloomberg AI Value Chain ETF for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify Bloomberg AI Value Chain ETF	$70	0.60%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund had a NAV total return of 32.09%. The Fund sought to track the returns of the Bloomberg AI Value Chain Index, which returned 34.48%. The S&P 500 Index returned 17.60%.
• On October 21, 2024, the Fund began to track the Bloomberg AI Value Chain Index and had a concentration in the Information Technology sector, specifically those companies involved in AI hardware, AI semiconductors and AI oriented cloud technology activity. These companies performed well as more companies and consumers continue to adopt AI and cloud services for next-generation computing needs. These companies lead the Fund to outperform the broad-based S&P 500 Index.
• Information Technology was the top contributing sector to performance while Real Estate was the smallest contributor to performance for the Period.
• During the Period, Information Technology was held with the largest overweight relative to the S&P 500 Index, a broad-based market index, while Communication Services was held with the largest underweight.
• During the Period, Western Digital Corp. and Broadcom Inc were the top contributors to performance while DigitalOcean Holdings Inc. and HP Inc. were the top detractors to performance.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Amplify Bloomberg AI Value Chain ETF	PAGE 1	TSR-AR-032108573

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (03/08/2016)
Amplify Bloomberg AI Value Chain ETF NAV	32.09	8.56	10.70
S&P 500 TR	17.60	16.47	15.56
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$31,738,220
Number of Holdings	44
Net Advisory Fee	$152,216
Portfolio Turnover	129%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top Holdings	(%)
Western Digital Corporation	3.6%
Alibaba Group Holding Ltd.	3.4%
Credo Technology Group Holding Ltd.	3.1%
Celestica, Inc.	3.0%
MongoDB, Inc.	2.9%
Arista Networks, Inc.	2.8%
Micron Technology, Inc.	2.7%
Alphabet, Inc. - Class A	2.7%
Advantest Corp.	2.7%
Samsung Electronics Co. Ltd.	2.5%
Sector Breakdown**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Changes to Fund’s Investment Objective or Goals:
Effective October 14, 2024, the fund will seek to invest at least 80% of its net assets for investment purposes in securities of companies that comprise the Bloomberg AI Value Chain Index. Each constituent selected for inclusion in the Indexis defined as a “AI Value Chain Company.” Under normalmarket conditions, the Fund will invest at least 80% of itsnet assets (plus any borrowings for investment purposes)in AI Value Chain Companies.
Changes to Shareholder Fees (fees paid directly from your investment):
Effective October 14, 2024, the fund reduced its management fee to 0.59%.
Fund Name Change:
Effective October 14, 2024, the fund changed its name from Amplify Global Cloud Technology ETF to Amplify Bloomberg AI Value Chain ETF. The fund ticker also changed from IVES to AIVC.
Other Material Fund Changes:
Effective October 14, 2024, the fund changed its index provider to Bloomberg Index Services Limited. On the same date, the fund began tracking the Bloomberg AI Value Chain Index.
Amplify Bloomberg AI Value Chain ETF	PAGE 2	TSR-AR-032108573

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify Bloomberg AI Value Chain ETF	PAGE 3	TSR-AR-032108573

Amplify Bloomberg U.S. Treasury 12% Premium Income ETF
TLTP (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Amplify Bloomberg U.S. Treasury 12% Premium Income ETF for the period of October 28, 2024, to September 30, 2025. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
WHAT WERE THE FUND COSTS FOR THE REPORTING PERIOD?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Amplify Bloomberg U.S. Treasury 12% Premium Income ETF	$28	0.30%
*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the Since Inception Period, the Fund had a NAV total return of 0.93%. The Fund seeks to track the returns of the Bloomberg U.S. Treasury 20+ Year 12% Premium Covered Call 2.0 Index, which returned 1.85%. The broad market benchmark for the Fund, the Bloomberg U.S. Long Treasury Total Return Index, returned 2.35%.
• The Fund’s core exposure to long-duration U.S. Treasury securities was the primary driver of performance. The Fund achieves this through a combination of owning the iShares 20+ Year Treasury Bond ETF (TLT) and Treasury securities. TLT’s price decline over the period contributed meaningfully to the Fund’s NAV return and was a headwind.
• Weekly covered call writing on TLT was a secondary contributor. The strategy involved selling at-the-money call options(ATM) on TLT, only to a level sufficient to generate 12% on an annualized basis. This approach limits upside participation when TLT rises above strike prices but enhances returns when price movements remain flat or decline.
• The Fund’s weekly option cycle allows for a frequent premium capture, which contributed positively to total returns over the period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Amplify Bloomberg U.S. Treasury 12% Premium Income ETF	PAGE 1	TSR-AR-032108516

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (10/28/2024)
Amplify Bloomberg U.S. Treasury 12% Premium Income ETF NAV	0.93
Bloomberg U.S. Long Treasury Total Return Index	2.35
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$11,528,096
Number of Holdings	4
Net Advisory Fee	$25,168
Portfolio Turnover	92%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Securities	(%)
iShares 20+ Year Treasury Bond ETF	66.6%
United States Treasury Note/Bond	33.1%
Invesco Government & Agency Portfolio	0.1%
*	Percentages are stated as a percent of net assets.
Fund Name Change:
Effective February 19, 2025, the fund changed its name from Amplify Bloomberg U.S. Treasury Target High Income ETF to Amplify Bloomberg U.S. Treasury 12% Premium Income ETF.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify Bloomberg U.S. Treasury 12% Premium Income ETF	PAGE 2	TSR-AR-032108516

Amplify BlueStar Israel Technology ETF
ITEQ (Principal U.S. Listing Exchange: NYSE Arca)
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Amplify BlueStar Israel Technology ETF for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify BlueStar Israel Technology ETF	$83	0.75%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund had a NAV total return of 22.52%. The Fund seeks to track the returns of the BlueStar Israel Global Technology Index™, which returned 23.00%. The S&P 500 Index returned 17.60%.
• The Fund has significant exposure to Israeli listed and domiciled companies in the Technology sector. Israeli listed and domiciled companies experienced volatility over the Period as geopolitical uncertainty in the region created uncertainty, leading to some of the underperformance against the S&P 500 Index.
• Information Technology was the top contributing sector to the Fund’s performance while Health Care was the biggest detractor to the performance for the Period.
• During the Period, Information Technology was held with the largest overweight relative to the S&P 500 Index, a broad-based market index, while Financials was held with the largest underweight.
• During the Period, Elbit Systems Ltd and CyberArk Software Ltd were the top contributors to performance while Monday.com Ltd and NICE Ltd were the top detractors to performance.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Amplify BlueStar Israel Technology ETF	PAGE 1	TSR-AR-032108599

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/02/2015)
Amplify BlueStar Israel Technology ETF NAV	22.52	1.25	9.21
S&P 500 TR	17.60	16.47	14.37
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$102,738,173
Number of Holdings	57
Net Advisory Fee	$686,486
Portfolio Turnover	19%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top Holdings	(%)
CyberArk Software, Ltd.	8.4%
Elbit Systems Ltd.	8.2%
First American Government Obligations Fund - Class X	8.2%
Check Point Software Technologies, Ltd.	6.4%
Wix.com, Ltd.	5.7%
Nice Ltd.	5.4%
Amdocs, Ltd.	4.5%
Monday.com Ltd.	4.4%
Nova Ltd.	3.8%
Tower Semiconductor Ltd.	3.7%
Sector Breakdown**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify BlueStar Israel Technology ETF	PAGE 2	TSR-AR-032108599

Amplify Cash Flow Dividend Leaders ETF
COWS (Principal U.S. Listing Exchange: Nasdaq)
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Amplify Cash Flow Dividend Leaders ETF for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify Cash Flow Dividend Leaders ETF	$0	0.00%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund returned 10.04%. The Fund seeks to track the COWSETF Index, which returned 10.23%. The S&P 500 Index returned 17.60%.
• During the Period, the Information Technology sector was the best performing sector in the S&P 500. Many companies in that sector don’t pay dividends and therefore aren’t eligible to be included in the Fund. This underweight was the primary detractor of Fund returns relative to the S&P 500 Index.
• Utilities and Communication Services were the top contributing sectors to performance while Energy and Consumer Staples detracted from performance over Period.
• During the Period, Energy was held with the largest overweight relative to the S&P 500 Index, a broad-based market index, while Information Technology was held with the largest underweight.
• During the Period, Tapestry Inc and Vistra Corp were the top contributors to performance while Organon & Co and Abercrombie & Fitch Co were the top detractors to performance.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Amplify Cash Flow Dividend Leaders ETF	PAGE 1	TSR-AR-032108698

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/12/2023)
Amplify Cash Flow Dividend Leaders ETF NAV	10.04	14.95
S&P 500 TR	17.60	23.54
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$22,975,152
Number of Holdings	52
Net Advisory Fee	$0
Portfolio Turnover	165%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top Holdings	(%)
Warner Bros Discovery, Inc.	3.0%
Dell Technologies, Inc. - Class C	2.8%
Range Resources Corp.	2.6%
EQT Corp.	2.6%
Alcoa Corp.	2.6%
QUALCOMM, Inc.	2.6%
FedEx Corp.	2.6%
CF Industries Holdings, Inc.	2.5%
First American Government Obligations Fund - Class X	2.5%
Nexstar Media Group, Inc.	2.4%
Sector Breakdown**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Changes to Shareholder Fees (fees paid directly from your investment).
Effective September 11, 2025, Amplify Investments LLC, has agreed to extend the fee waiver currently in effect such that it will waive the management fees for the Fund for assets under management up to $100 million until at least January 28, 2026.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify Cash Flow Dividend Leaders ETF	PAGE 2	TSR-AR-032108698

Amplify COWS Covered Call ETF
HCOW (Principal U.S. Listing Exchange: Nasdaq)
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Amplify COWS Covered Call ETF for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify COWS Covered Call ETF	$66	0.65%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund had a NAV total return of 2.70% and the S&P 500 Index had a total return of 17.60%. The Fund is actively managed and invests at least 80% in US dividend paying high free cash flow companies via the constituents of the Amplify Cash Flow Dividend Leaders ETF (COWS). In addition, the Fund implements a covered call strategy on the holdings to produce option-based income. The Fund paid monthly distributions for the Period.
• During the Period, the Information Technology sector was the best performing sector in the S&P 500. Many companies in that sector don’t pay dividends and therefore aren’t eligible to be included in the Fund, via the constituents of COWS. This underweight was the primary detractor of Fund returns relative to the S&P 500 Index.
• The Utilities and Communication Services sectors were the top contributing sectors to performance, while the Consumer Staples sector was the biggest detractors to the Funds performance.
• During the Period, Energy was held with the largest overweight relative to the S&P 500 Index, a broad-based market index, while Information Technology was held with the largest underweight.
• During the Period, Tapestry Inc and Vistra Corp, while Organon & Co. and Abercrombie & Fitch Co. were the top detractors to performance.
• The Fund sells covered calls on individual securities as part of the investment objective. When a security rises in price above the strike price of the sold call option, the upside to the Fund is limited. This was also a contributor to the underperformance during the Period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Amplify COWS Covered Call ETF	PAGE 1	TSR-AR-032108680

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/19/2023)
Amplify COWS Covered Call ETF NAV	2.70	7.37
S&P 500 TR	17.60	24.01
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$12,968,948
Number of Holdings	94
Net Advisory Fee	$60,806
Portfolio Turnover	441%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top Holdings	(%)
Amplify Cash Flow Dividend Leaders ETF	3.8%
Warner Bros Discovery, Inc.	3.2%
Dell Technologies, Inc. - Class C	3.0%
Range Resources Corp.	2.8%
EQT Corp.	2.8%
Alcoa Corp.	2.8%
QUALCOMM, Inc.	2.7%
FedEx Corp.	2.7%
CF Industries Holdings, Inc.	2.7%
Nexstar Media Group, Inc.	2.6%
*	Percentages are stated as a percent of net assets.
Fund Name Change:
Effective January 28, 2025, the fund changed its name from Amplify Cash Flow High Income ETF to Amplify COWS Covered Call ETF.
Other Material Fund Changes:
Effective January 28, 2025, the fund updated its investment policy to invest at least 80% of its assets in the equity securities of the COWS ETF and in covered call options referencing those securities. The fund now seeks to generate additional income through a covered call strategy targeting approximately 10% or more in annualized gross premiums.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify COWS Covered Call ETF	PAGE 2	TSR-AR-032108680

Amplify CWP Enhanced Dividend Income ETF
DIVO (Principal U.S. Listing Exchange: NYSE Arca)
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Amplify CWP Enhanced Dividend Income ETF for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify CWP Enhanced Dividend Income ETF	$58	0.54%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund had a NAV total return of 13.56%, the S&P 500 Index had a total return of 17.60%, and the CBOE S&P 500 BuyWrite Index had a total return of 8.15%. The Fund paid monthly distributions for the Period. The Fund is actively managed and does not track an index.
• The Financials and Information Technology sectors were the top contributing sectors to performance, and the Health Care sector detracted from performance over the Period.
• During the period, Financials was held with the largest overweight relative to the S&P 500 index while Information Technology was held with the largest underweight. The Information Technology sector was the best performing sector in the S&P 500. Many companies in that sector don’t pay dividends and therefore aren’t eligible to be included in the Funds.
• The Fund selectively sells covered calls on individual securities as part of the investment objective. When a security rises in price above the strike price of the sold call option, the upside to the Fund is limited. This was also a contributor to the underperformance over the Period.
• Goldman Sachs Group Inc and JPMorgan Chase & Co were the top contributors to performance while UnitedHealth Group Inc and Freeport-McMoRan Inc were the top detractors for the period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Amplify CWP Enhanced Dividend Income ETF	PAGE 1	TSR-AR-032108409

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/13/2016)
Amplify CWP Enhanced Dividend Income ETF NAV	13.56	13.37	12.52
S&P 500 TR	17.60	16.47	14.99
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$5,246,165,843
Number of Holdings	36
Net Advisory Fee	$22,769,062
Portfolio Turnover	94%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top Holdings	(%)
Invesco Government & Agency Portfolio - Class Institutional	5.9%
Caterpillar, Inc.	5.5%
Apple, Inc.	5.4%
RTX Corp.	5.1%
American Express Co.	5.0%
Visa, Inc. - Class A	5.0%
Microsoft Corp.	5.0%
Home Depot, Inc.	5.0%
CME Group, Inc.	5.0%
JPMorgan Chase & Co.	4.9%
Sector Breakdown**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify CWP Enhanced Dividend Income ETF	PAGE 2	TSR-AR-032108409

Amplify CWP Growth & Income ETF
QDVO (Principal U.S. Listing Exchange: NYSE Arca)
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Amplify CWP Growth & Income ETF for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify CWP Growth & Income ETF	$62	0.55%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund had a NAV total return of 26.17% and the S&P 500 Index was 17.60%. The Fund paid monthly distributions for the Period. The Fund is actively managed and does not track an index.
• Information Technology and Communication Services were the top contributing sectors to performance while Consumer Staples and Real Estate were the biggest detractors to performance for the Period.
• During the Period, Communication Services was held with the largest overweight relative to the S&P 500 Index, a broad-based market index, while Financials was held with the largest underweight.
• The Fund sells covered calls on individual securities as part of the investment objective. When a security rises in price above the strike price of the sold call option, the upside to the Fund is limited, which was the primary driver of the slight underperformance over the Period.
• During the Period NVIDIA Corp. and Broadcom Inc were the top contributors to performance while Lockhead Martin Corp. and UnitedHealth Group Inc. were the top detractors to performance
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Amplify CWP Growth & Income ETF	PAGE 1	TSR-AR-032108524

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/21/2024)
Amplify CWP Growth & Income ETF NAV	26.17	25.69
S&P 500 TR	17.60	18.51
S&P 500 Growth TR	26.96	26.08
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$323,225,092
Number of Holdings	52
Net Advisory Fee	$383,732
Portfolio Turnover	175%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top Holdings	(%)
NVIDIA Corp.	11.0%
Apple, Inc.	9.5%
Microsoft Corp.	8.9%
Alphabet, Inc. - Class A	6.5%
Amazon.com, Inc.	5.6%
Meta Platforms, Inc. - Class A	5.1%
Broadcom, Inc.	4.8%
Tesla, Inc.	4.3%
Netflix, Inc.	3.3%
Invesco Government & Agency Portfolio - Class Institutional	3.3%
Sector Breakdown**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify CWP Growth & Income ETF	PAGE 2	TSR-AR-032108524

Amplify CWP International Enhanced Dividend Income ETF
IDVO (Principal U.S. Listing Exchange: NYSE Arca)
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Amplify CWP International Enhanced Dividend Income ETF for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify CWP International Enhanced Dividend Income ETF	$74	0.65%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund had a NAV total return of 28.63% and the  MSCI AC World Index ex USA had a total return of 16.45%. The Fund paid monthly distributions for the Period. The Fund is actively managed and does not track an index.
• The Financials and Consumer Discretionary sectors were the top contributing sectors to performance, while the Health Care sector was the smallest contributor to performance over the Period.
• During the Period, Energy had the largest overweight relative to the MSCI ACWI ex USA Index while Industrials was held with the largest underweight.
• During the Period, Alibaba Group ARE and Agnico Eagle Mines LTD were the top contributors to performance while Novo Nordisk A/S and Atlassian Corp. were the top detractors to performance.
• The Fund selectively sells covered calls on individual securities as part of the investment objective. When a security rises in price above the strike price of the sold call option, the upside to the Fund is limited. Strong security selection and selective call writing contributed positively to performance over the period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Amplify CWP International Enhanced Dividend Income ETF	PAGE 1	TSR-AR-032108722

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/07/2022)
Amplify CWP International Enhanced Dividend Income ETF NAV	28.63	20.97
MSCI AC WORLD INDEX ex USA Net (USD)	16.45	17.36
S&P World Ex-U.S. Index (USD) TR	17.13	19.16
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$444,991,186
Number of Holdings	72
Net Advisory Fee	$1,497,874
Portfolio Turnover	132%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top Holdings	(%)
First American Government Obligations Fund - Class X	10.7%
Alibaba Group Holding Ltd.	5.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.9%
Mitsubishi UFJ Financial Group, Inc.	3.8%
Agnico Eagle Mines Ltd.	3.5%
Novartis AG	3.4%
Grupo Cibest SA	3.3%
Barclays PLC	3.1%
Sumitomo Mitsui Financial Group, Inc.	3.0%
Invesco Government & Agency Portfolio - Class Institutional	2.8%
Geographic Breakdown (%)
Sector Breakdown**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
Amplify CWP International Enhanced Dividend Income ETF	PAGE 2	TSR-AR-032108722

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify CWP International Enhanced Dividend Income ETF	PAGE 3	TSR-AR-032108722

Amplify Cybersecurity ETF
HACK (Principal U.S. Listing Exchange: NYSE Arca)
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Amplify Cybersecurity ETF for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify Cybersecurity ETF	$68	0.60%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund had a NAV total return of 27.12%. The Fund seeks to track the returns of the Nasdaq ISE Cyber Security Select Index which returned 27.91%. The S&P 500 Index returned 17.60%.
• The primary driver of returns in the Fund and the S&P 500 were companies in the Information Technology sector. The Fund focuses on those companies in the cybersecurity market, while the S&P 500 returns came from large technology companies in the hardware and software industries. The cybersecurity related companies in the Fund returned more than the broad-based S&P 500.
• The Fund had exposure to two sectors—Information Technology, which contributed positively to performance, and Industrials, which detracted from performance.
• During the Period, Information Technology was held with the largest overweight relative to the S&P 500 Index, a broad-based market index, while Financials was held with the largest underweight, as the Fund had no exposure to that sector.
• During the Period, Broadcom Inc and Cloudfare Inc. were the top contributors to performance while Rapid7 Inc. and Booz Allen Hamilton Holdings were the top detractors to performance.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Amplify Cybersecurity ETF	PAGE 1	TSR-AR-032108664

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Amplify Cybersecurity ETF NAV	27.12	13.48	13.62
S&P 500 TR	17.60	16.47	15.30
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$2,322,555,417
Number of Holdings	26
Net Advisory Fee	$12,398,799
Portfolio Turnover	25%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top Holdings	(%)
Broadcom, Inc.	9.1%
Cisco Systems, Inc.	6.1%
Crowdstrike Holdings, Inc. - Class A	6.1%
Palo Alto Networks, Inc.	5.8%
General Dynamics Corp.	5.3%
Northrop Grumman Corp.	5.1%
Fortinet, Inc.	4.9%
Cloudflare, Inc. - Class A	4.8%
Zscaler, Inc.	4.6%
CyberArk Software, Ltd.	4.4%
Sector Breakdown**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify Cybersecurity ETF	PAGE 2	TSR-AR-032108664

Amplify Digital Payments ETF
IPAY (Principal U.S. Listing Exchange: NYSE Arca)
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Amplify Digital Payments ETF for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify Digital Payments ETF	$79	0.75%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund had a NAV total return of 10.16%. The Fund seeks to track the returns of the Nasdaq CTA Global Digital Payments Index which returned 10.83%. The S&P 500 Index returned 17.60%.
• The Fund is concentrated in companies involved in digital payment and processing activity. As more consumers transact digitally, as opposed to with cash or check, these companies stand to benefit. These companies are concentrated in the Financials sector. This sector was not a top performing sector in the S&P 500 over the period, although the companies in the Fund generated positive returns, Fund performance was lagging the broad market index.
• The Fund had exposure to two sectors—Financials, which contributed positively to performance, and Information Technology, which detracted modestly to returns.
• During the Period, Financials was held with the largest overweight relative to the S&P 500 Index, a broad-based market index, while Information Technology was held with the largest underweight.
• During the Period, Coinbase Global Inc and Affirm Holdings Inc were the top contributors to performance while Wex Inc and Fiserv Inc were the top detractors.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Amplify Digital Payments ETF	PAGE 1	TSR-AR-032108656

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Amplify Digital Payments ETF NAV	10.16	1.23	9.52
S&P 500 TR	17.60	16.47	15.30
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$260,362,501
Number of Holdings	41
Net Advisory Fee	$2,207,750
Portfolio Turnover	29%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top Holdings	(%)
American Express Co.	6.7%
Visa, Inc. - Class A	6.1%
Mastercard, Inc. - Class A	6.0%
PayPal Holdings, Inc.	6.0%
Fiserv, Inc.	5.8%
Coinbase Global, Inc. - Class A	4.9%
Adyen NV	4.5%
Wise PLC - Class A	4.5%
Global Payments, Inc.	4.4%
First American Government Obligations Fund - Class X	4.4%

Geographic Breakdown	(%)
United States	83.4%
United Kingdom	4.8%
Netherlands	4.5%
Brazil	3.4%
Italy	2.3%
Australia	2.2%
Japan	1.5%
Puerto Rico	0.6%
South Korea	0.6%
Cash & Other	-3.3%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify Digital Payments ETF	PAGE 2	TSR-AR-032108656

Amplify Etho Climate Leadership U.S. ETF
ETHO (Principal U.S. Listing Exchange: NYSE Arca)
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Amplify Etho Climate Leadership U.S. ETF for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify Etho Climate Leadership U.S. ETF	$46	0.45%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund returned 6.52%. The Fund seeks to track the Etho Climate Leadership Index – US, which returned 6.02%. The S&P 500 Index returned 17.60%.
• During the Period, the Fund invested in a broad range of companies, excluding those involved in fossil fuels, tobacco, weapons, and gambling. The equal-weighted portfolio structure was a primary detractor from performance relative to the S&P 500 Index, where top-weighted names primarily in the Information Technology sector were the main drivers of broad based index returns.
• Industrials and Information Technology were the top contributing sectors to performance while Utilities and Materials detracted from performance over the period.
• During the Period, Industrials was held with the largest overweight relative to the S&P 500 Index, a broad-based market index, while Information Technology was held with the largest underweight, which detracted from returns.
• During the Period, Bloom Energy Corp and Sunrun Inc were the top contributors to performance while Sunnova Energy International and TPI Composites Inc were the top detractors to performance.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Amplify Etho Climate Leadership U.S. ETF	PAGE 1	TSR-AR-032108557

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/18/2015)
Amplify Etho Climate Leadership U.S. ETF NAV	6.52	8.55	10.92
S&P 500 TR	17.60	16.47	14.53
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$156,025,095
Number of Holdings	311
Net Advisory Fee	$749,612
Portfolio Turnover	29%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top Holdings	(%)
Bloom Energy Corp. - Class A	1.2%
Sunrun, Inc.	0.8%
Wayfair, Inc. - Class A	0.8%
First American Government Obligations Fund - Class X	0.8%
Arrowhead Pharmaceuticals, Inc.	0.8%
Lumentum Holdings, Inc.	0.7%
Resideo Technologies, Inc.	0.7%
Ciena Corp.	0.7%
elf Beauty, Inc.	0.6%
Five Below, Inc.	0.6%
Sector Breakdown**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify Etho Climate Leadership U.S. ETF	PAGE 2	TSR-AR-032108557

Amplify High Income ETF
YYY (Principal U.S. Listing Exchange: NYSE Arca)
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Amplify High Income ETF for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify High Income ETF	$52	0.50%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund had a NAV total return of 8.40%. The Fund seeks to track the returns of the Nasdaq CEF High Income Index, which returned 9.00%. The S&P 500 Index returned 17.60%. The Fund paid monthly distributions for the Period.
• The asset class exposure in the Fund, through the underlying closed end funds, covers a wide variety of categories, including Equity, Fixed Income and Alternatives, primarily focused on generating current income. The Fund return was below that of the S&P 500 as income generating closed-end funds, many of which have been negatively impacted by higher interest rates, did not perform as well.
• The allocation to equity funds was the top contributor to the Fund’s performance while the allocation to alternative funds was the smallest contributor.
• During the Period, its top exposures were in equity focused closed-end funds with the least exposure to MLP funds.
• During the Period, the BlackRock Science & Technology Term Trust and abrdn Total Dynamic Dividend Fund were the top contributors to the fund’s performance while CBRE Global Real Estate Inc. Fund and abrdn Healthcare Opportunistic Fund were the lowest.
• During the Period abrdn Total Dynamic Dividend Fund was held with the highest average weight while Franklin Ltd Duration Income Trust was held with the lowest average weight.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Amplify High Income ETF	PAGE 1	TSR-AR-032108847

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Amplify High Income ETF NAV	8.40	7.23	6.42
S&P 500 TR	17.60	16.47	15.30
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$619,088,793
Number of Holdings	62
Net Advisory Fee	$2,776,806
Portfolio Turnover	48%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top Holdings	(%)
First American Government Obligations Fund - Class X	4.2%
abrdn Healthcare Investors	3.6%
BlackRock Science and Technology Term Trust	3.4%
BlackRock ESG Capital Allocation Term Trust	3.3%
abrdn Total Dynamic Dividend Fund	3.3%
Western Asset Diversified Income Fund	3.2%
BlackRock Capital Allocation Term Trust	3.1%
BlackRock Health Sciences Term Trust	3.1%
Nuveen Credit Strategies Income Fund	3.0%
Nuveen Floating Rate Income Fund/Closed-end Fund	3.0%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify High Income ETF	PAGE 2	TSR-AR-032108847

Amplify Junior Silver Miners ETF
SILJ (Principal U.S. Listing Exchange: NYSE Arca)
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Amplify Junior Silver Miners ETF for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify Junior Silver Miners ETF	$101	0.69%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund had a NAV total return of 92.77%. The Fund seeks to track the returns of the Nasdaq Junior Silver Miners Index, returns over the period was 99.70%. The S&P 500 Index returned 17.60% over the same period.
• The Fund is concentrated in companies that are mining and producing silver, and the price of silver is one of the primary drivers of returns for these companies. Silver and other precious metals have performed very well over the Period helping drive the returns of the Fund well above those of the broad-based S&P 500 Index.
• Materials was only sector and had a positive impact to performance over the Period due to the selection of mining companies with that sector.
• During the Period, Materials was overweight relative to the S&P 500 Index, a broad-based market index, while no other sectors were held.
• During the Period, Hecla Mining Co and Coeur Mining Inc were the top contributors to performance while i-80 Gold Corp and Aya Gold & Silver Inc were the top detractors.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Amplify Junior Silver Miners ETF NAV	92.77	12.87	17.66
S&P 500 TR	17.60	16.47	15.30
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Amplify Junior Silver Miners ETF	PAGE 1	TSR-AR-032108649

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$2,651,343,779
Number of Holdings	55
Net Advisory Fee	$8,715,891
Portfolio Turnover	47%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top Holdings	(%)
Coeur Mining, Inc.	12.9%
Hecla Mining Co.	12.8%
First Majestic Silver Corp.	9.7%
Endeavour Silver Corp.	5.2%
Wheaton Precious Metals Corp.	5.2%
SSR Mining, Inc.	4.3%
Boliden AB	3.8%
OR Royalties, Inc.	3.5%
Fortuna Mining Corp.	3.0%
Cia de Minas Buenaventura SAA	2.9%

Geographic Breakdown	(%)
Canada	55.5%
United States	34.6%
Peru	4.1%
Sweden	3.8%
Poland	2.8%
Mexico	1.6%
Australia	0.4%
Cash & Other	-2.8%
*	Percentages are stated as a percent of net assets.
Other Material Fund Changes:
Effective November 18, 2024, the Index methodology was updated to use a modified theme-adjusted free float market capitalization weighting, incorporating silver revenue exposure and liquidity factors to determine constituent weights. Additional adjustments were introduced to limit concentration, including caps on individual weights and group-based rebalancing to ensure diversification.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify Junior Silver Miners ETF	PAGE 2	TSR-AR-032108649

Amplify Lithium & Battery Technology ETF
BATT (Principal U.S. Listing Exchange: NYSE Arca)
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Amplify Lithium & Battery Technology ETF for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify Lithium & Battery Technology ETF	$70	0.59%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund had a NAV total return of 36.18%. The Fund seeks to track the returns of the EQM Lithium & Battery Technology Index, which returned 36.06%. The S&P 500 Index returned 17.60%.
• The Fund is a thematic strategy concentrated in lithium battery related companies as well as some electric vehicle manufacturers. While interest and demand for electric vehicles continues to ebb and flow, alternative sources of demand for the battery materials and technology has growth and helped drive overall performance for the companies in the Fund.
• Materials was the top contributing sector to performance while Information Technology was the smallest contributor to performance for the Period.
• During the Period, Materials was held with the largest overweight relative to the S&P 500 Index, a broad-based market index, while Information Technology was held with the largest underweight.
• During the Period Bloom Energy Corp. and Tesla Inc. were the top contributors to performance while Ecopro Materials Co. Ltd and Samsung SDI Co Ltd were the top detractors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Amplify Lithium & Battery Technology ETF	PAGE 1	TSR-AR-032108805

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/04/2018)
Amplify Lithium & Battery Technology ETF NAV	36.18	7.47	-3.61
S&P 500 TR	17.60	16.47	14.79
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$78,626,934
Number of Holdings	54
Net Advisory Fee	$382,693
Portfolio Turnover	73%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top Holdings	(%)
Contemporary Amperex Technology Co. Ltd. - Class A	7.8%
Tesla, Inc.	7.0%
BHP Group Ltd.	6.0%
First American Government Obligations Fund - Class X	4.8%
Grupo Mexico SAB de CV - Class B	4.1%
Freeport-McMoRan, Inc.	3.9%
BYD Co. Ltd. - Class H	3.0%
Bloom Energy Corp. - Class A	2.9%
TDK Corp.	2.5%
NAURA Technology Group Co. Ltd. - Class A	2.5%
Sector Breakdown**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify Lithium & Battery Technology ETF	PAGE 2	TSR-AR-032108805

Amplify Natural Resources Dividend Income ETF
NDIV (Principal U.S. Listing Exchange: NYSE Arca)
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Amplify Natural Resources Dividend Income ETF for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify Natural Resources Dividend Income ETF	$61	0.59%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund had a NAV total return of 5.67%. The Fund seeks to track the returns of the Natural Resources Dividend Income Index, which returned 6.61%. The MSCI AC World Index returned 17.27%. The Fund paid monthly distributions for the Period.
• Energy was the top contributing sector to the Fund’s performance while Materials was the biggest detractor to performance over the Period.
• During the Period, the broad market indexes delivered stronger performance due to the exposure to better performing sectors. Pursuant to the investment objective of the Fund, the Fund is concentrated in the Energy and Materials sectors which did not perform as well as those that drove the performance in the broader market.
• During the Period, CVR Energy Inc and APA Corp. were the top contributors to performance while DOW Inc and Huntsman Corp. were the top detractors to performance.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Amplify Natural Resources Dividend Income ETF	PAGE 1	TSR-AR-032108730

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/23/2022)
Amplify Natural Resources Dividend Income ETF NAV	5.67	10.03
MSCI ACWI Net Total Return Index (USD)	17.27	17.10
MSCI AC WORLD INDEX ex USA Net (USD)	16.45	15.21
S&P 500 TR	17.60	18.57
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$10,726,247
Number of Holdings	43
Net Advisory Fee	$80,518
Portfolio Turnover	134%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top Holdings	(%)
First American Government Obligations Fund - Class X	10.2%
FLEX LNG Ltd.	5.7%
Petroleo Brasileiro SA - Petrobras	5.3%
FMC Corp.	4.0%
Dow, Inc.	4.0%
CVR Energy, Inc.	4.0%
Huntsman Corp.	3.9%
LyondellBasell Industries NV - Class A	3.9%
South Bow Corp.	3.5%
Helmerich & Payne, Inc.	3.3%

Geographic Breakdown	(%)
United States	82.3%
Canada	13.8%
Bermuda	5.7%
Brazil	5.3%
United Kingdom	2.6%
Cash & Other	-9.7%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify Natural Resources Dividend Income ETF	PAGE 2	TSR-AR-032108730

Amplify Online Retail ETF
IBUY (Principal U.S. Listing Exchange: NYSE Arca)
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Amplify Online Retail ETF for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify Online Retail ETF	$73	0.65%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund had a NAV total return of 24.84%. The Fund seeks to track the returns of the EQM Online Retail Index, which returned 25.35%. The S&P 500 Index returned 17.60%.
• The Fund is concentrated in companies that generate a significant portion of their revenue through online retail transactions with significant exposure to the Consumer Discretionary sector. While this sector wasn’t the top performing sector in the S&P 500 over the period, the selection of these companies within the sector helped drive returns above the broad market S&P 500 index.
• The Consumer Discretionary was the top contributing sector to performance over the Period while Consumer Staples was the biggest detractor.
• During the Period, Consumer Discretionary was held with the largest overweight relative to the S&P 500 Index, a broad-based market index, while Information Technology was held with the largest underweight.
• During the Period, Carvana Co and Hims & Hers Health Inc were the top contributors to performance while 1-800-Flowers.com Inc and Figs Inc were the top detractors to performance.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Amplify Online Retail ETF	PAGE 1	TSR-AR-032108102

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/19/2016)
Amplify Online Retail ETF NAV	24.84	-2.77	12.64
S&P 500 TR	17.60	16.47	15.01
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$160,345,898
Number of Holdings	80
Net Advisory Fee	$1,061,403
Portfolio Turnover	34%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top Holdings	(%)
First American Government Obligations Fund - Class X	6.4%
Wayfair, Inc. - Class A	6.0%
Lyft, Inc. - Class A	3.6%
DoorDash, Inc. - Class A	3.2%
Carvana Co.	3.0%
Etsy, Inc.	3.0%
Affirm Holdings, Inc.	2.9%
eBay, Inc.	2.7%
Peloton Interactive, Inc. - Class A	2.6%
Expedia Group, Inc.	2.6%
Geographic Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify Online Retail ETF	PAGE 2	TSR-AR-032108102

Amplify Samsung SOFR ETF
SOFR (Principal U.S. Listing Exchange: NYSE Arca)
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Amplify Samsung SOFR ETF for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify Samsung SOFR ETF	$20	0.20%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund had an NAV total return of 4.43%. The Fund seeks to closely replicate the returns of the Secured Overnight Financing Rate Index. The broad market benchmark for the Fund, the Bloomberg U. S. Aggregate Bond Index, returned 2.88%. The Fund is actively managed. The Fund paid monthly distributions for the Period.
• The Fund seeks to achieve its returns by primarily investing in short-term repurchase agreements, called repos.
• Repos in the Fund are collateralized by high quality U.S. Treasury securities.
• The Fund underperformed the Bloomberg U.S. Aggregate Bond Index because its floating-rate (overnight) structure limited price appreciation during declining interest rates, whereas the broad market benchmark benefited from duration exposure as yields fell.
• The average rate of the Secured Overnight Financing Rate Index over a one-year period until September 30, 2025 was 4.41%. There is no guarantee that the index will continue to perform at this level.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Amplify Samsung SOFR ETF	PAGE 1	TSR-AR-032108672

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (11/14/2023)
Amplify Samsung SOFR ETF NAV	4.43	4.88
Bloomberg U.S. Aggregate Bond Index	2.88	6.69
ICE BofA US Dollar Overnight Deposit Bid Rate Total Return Index	4.58	5.02
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$275,350,816
Number of Holdings	6
Net Advisory Fee	$511,964
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top Holdings	(%)
SOF REPO 10/07/2025 4.22%	29.1%
SOF REPO 10/01/2025 4.30%	21.9%
SOF REPO 10/01/2025 4.27%	21.8%
SOF REPO 10/01/2025 4.27%	18.2%
Brookfield Corporate Treasury Ltd.	9.1%
Invesco Government & Agency Portfolio - Class Institutional	0.0%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify Samsung SOFR ETF	PAGE 2	TSR-AR-032108672

Amplify Samsung U.S. Natural Gas Infrastructure ETF
USNG (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Amplify Samsung U.S. Natural Gas Infrastructure ETF for the period of May 19, 2025, to September 30, 2025. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
WHAT WERE THE FUND COSTS FOR THE REPORTING PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Amplify Samsung U.S. Natural Gas Infrastructure ETF	$23	0.59%
*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the since-inception period through September 30, 2025, the Fund had a NAV total return of 12.45% and the S&P 500 Index returned 12.67%. The Fund is actively managed and does not track an index.
• The Fund is a thematic strategy focused on companies involved in the infrastructure of U.S. natural gas. USNG is actively managed using a growth-at-a-reasonable-price (GARP) approach to identify companies positioned to benefit from long-term investment in the U.S. natural gas infrastructure ecosystem.
• Portfolio holdings outperformed the broader Energy sector within the S&P 500, supported by strong fundamentals across upstream, midstream, and downstream segments.
• Energy and Industrials sectors were the top contributing sectors to performance while Materials was the only detractor for the Period.
• During the Period, Energy was held with the largest overweight relative to the S&P 500 Index, while Information Technology was held with the largest underweight as the Fund held no positions in that sector.
• During the Period, Solaris Energy Infrastructure and Bloom Energy Corp were the top contributors to performance while Expand Energy Corp and Worthington Enterprises Inc were the top detractors to performance.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Amplify Samsung U.S. Natural Gas Infrastructure ETF	PAGE 1	TSR-AR-032108441

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (05/19/2025)
Amplify Samsung U.S. Natural Gas Infrastructure ETF NAV	12.45
S&P 500 TR	12.67
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$3,905,065
Number of Holdings	27
Net Advisory Fee	$8,215
Portfolio Turnover	4%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top Holdings	(%)
Williams Cos., Inc.	9.1%
Kinder Morgan, Inc.	8.1%
Enbridge, Inc.	8.1%
MPLX LP	7.7%
Solaris Energy Infrastructure, Inc.	7.3%
Vistra Corp.	4.7%
TC Energy Corp.	4.3%
Energy Transfer LP	4.1%
DT Midstream, Inc.	4.1%
Plains GP Holdings LP	3.8%
Industry Breakdown**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify Samsung U.S. Natural Gas Infrastructure ETF	PAGE 2	TSR-AR-032108441

Amplify Seymour Cannabis ETF
CNBS (Principal U.S. Listing Exchange: NYSE Arca)
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Amplify Seymour Cannabis ETF for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify Seymour Cannabis ETF	$68	0.75%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund had a NAV total return of -18.97% and the S&P 500 Index had a total return of 17.60%. The Fund is actively managed and does not track an index.
• The Fund is focused on providing exposure to companies in the cannabis industry. Regulatory uncertainty around the Federal legalization of cannabis has dampened investor interest and hurt performance of cannabis related companies.
• Consumer Staples and Information Technology sectors were the top contributing sector to performance while Health Care was the biggest detractor to performance for the Period.
• During the Period, Health Care was held with the largest overweight relative to the S&P 500 Index while Information Technology was held with the largest underweight.
• During the Period, Glass House Brands Inc. and WM Technology Inc. were the top contributors to performance while Green Thumb Industries Inc. and Innovative Industrial Properties Inc. were the top detractors of performance.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Amplify Seymour Cannabis ETF	PAGE 1	TSR-AR-032108482

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/22/2019)
Amplify Seymour Cannabis ETF NAV	-18.97	-20.16	-26.51
S&P 500 TR	17.60	16.47	15.73
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$113,469,249
Number of Holdings	47
Net Advisory Fee	$185,620
Portfolio Turnover	42%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top Holdings	(%)
United States Treasury Bill	37.3%
United States Treasury Bill	13.6%
Curaleaf Holdings, Inc.	11.9%
United States Treasury Bill	9.8%
Innovative Industrial Properties, Inc.	2.5%
Cresco Labs, Inc.	2.1%
WM Technology, Inc.	2.0%
United States Treasury Bill	2.0%
Trulieve Cannabis Corp.	1.9%
Invesco Government & Agency Portfolio - Class Institutional	1.8%
Geographic Breakdown (%)
*	Percentages are stated as a percent of net assets.
Changes to Fund’s Investment Adviser or Sub Adviser:
Effective January 28, 2025: The investment sub-advisory agreement with Penserra Capital Management LLC (“Penserra”) will be terminated and Seymour Asset Management LLC (“Seymour”) will continue to serve as an investment sub-adviser. Tidal Investments LLC (“Tidal”) will be added as an investment sub-adviser to the Fund pursuant to an investment sub-advisory agreement between Amplify Investments LLC and Tidal.
Changes to Fund’s Investment Objective or Goals:
Effective January 28, 2025, the fund changed it’s investment policy to state that, under normal market conditions, the Fund seeks to achieve its investment objective by investing in the securities of U.S. companies engaged in cannabis and hemp-related activities selected by the Fund’s investment adviser, Amplify Investments LLC.
Changes to the Fund’s Principal Investment Strategy:
Effective January 28, 2025, the Fund is focused on U.S. companies involved in the emerging cannabis and hemp ecosystem, categorized into Cannabis/Hemp Plant, Support, and Ancillary sectors. These classifications span industries such as pharmaceuticals, cultivation, real estate, technology, and media.
Amplify Seymour Cannabis ETF	PAGE 2	TSR-AR-032108482

Other Material Fund Changes:
Effective February 21, 2025, the fund underwent a 1:12 reverse split.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify Seymour Cannabis ETF	PAGE 3	TSR-AR-032108482

Amplify SILJ Covered Call ETF
SLJY (Principal U.S. Listing Exchange: NYSE Arca)
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Amplify SILJ Covered Call ETF for the period of August 18, 2025, to September 30, 2025. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
WHAT WERE THE FUND COSTS FOR THE REPORTING PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Amplify SILJ Covered Call ETF	$9	0.67%
*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the Since Inception  Period, the Fund had a NAV total return of 19.33%, the S&P 500 Index had a total return of 3.88%, and the Nasdaq Junior Silver MinersTM Index has a total return of 37.43%. The Fund paid monthly distributions for the Period. The Fund is actively managed and does not track an index.
• The Funds seeks to balance high income and capital appreciation through exposure to junior silver mining companies in the Nasdaq Junior Silver Miners Index, tracked by the Amplify Junior Silver Miners ETF (SILJ), plus a dynamic covered call strategy.
• The Fund seeks to generate 18% annualized income by selling out-of-the-money covered calls on junior silver miners, a strategy that monetizes volatility but may limit upside potential during sharp rallies, which occurred during the since-inception period.
• The Fund outperformed the broad market index as silver mining equities performed better than the broad equity market.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (08/18/2025)
Amplify SILJ Covered Call ETF NAV	19.33
S&P 500 TR	3.88
Amplify SILJ Covered Call ETF	PAGE 1	TSR-AR-032108433

Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$8,070,783
Number of Holdings	49
Net Advisory Fee	$2,554
Portfolio Turnover	11%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top Holdings	(%)
Amplify Junior Silver Miners ETF	21.6%
Invesco Government & Agency Portfolio - Class Institutional	9.2%
Seabridge Gold, Inc.	5.8%
First Majestic Silver Corp.	5.7%
Cia de Minas Buenaventura SAA	5.3%
OR Royalties, Inc.	5.3%
Fortuna Mining Corp.	5.1%
Franco-Nevada Corp.	5.1%
United States Treasury Bill	5.0%
Pan American Silver Corp.	4.9%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify SILJ Covered Call ETF	PAGE 2	TSR-AR-032108433

Amplify Small-Mid Cap Equity ETF
SMAP (Principal U.S. Listing Exchange: NYSE Arca)
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Amplify Small-Mid Cap Equity ETF for the period of October 22, 2024, to September 30, 2025. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
WHAT WERE THE FUND COSTS FOR THE REPORTING PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Amplify Small-Mid Cap Equity ETF	$57	0.60%
*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the since-inception period, the Fund had a NAV total return of 1.14% and the S&P 1000 Index had a total return of 5.37%. The S&P 1000 is an index of small and mid-cap companies. The Fund is actively managed and does not track an index.
• Financials and Information Technology sectors were the top contributing sectors to performance while Materials and Energy were detractors to performance.
• During the Period, Information Technology was held with the largest overweight relative to the S&P 1000 index, while Consumer Discretionary was held with the largest underweight.
• During the Period, Curtiss-Wright Corp and BWX Technologies Inc were the top contributors to performance while Carlisle Cos Inc and Eagle Materials Inc were the top detractors to performance.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (10/22/2024)
Amplify Small-Mid Cap Equity ETF NAV	1.14
S&P 1000 Total Return	5.37
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Amplify Small-Mid Cap Equity ETF	PAGE 1	TSR-AR-032108490

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$1,248,327
Number of Holdings	58
Net Advisory Fee	$6,829
Portfolio Turnover	40%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top Holdings	(%)
Monolithic Power Systems, Inc.	3.4%
West Pharmaceutical Services, Inc.	3.3%
Stifel Financial Corp.	3.1%
Watsco, Inc.	2.9%
Eagle Materials, Inc.	2.9%
Tyler Technologies, Inc.	2.8%
Curtiss-Wright Corp.	2.8%
NVR, Inc.	2.6%
Markel Group, Inc.	2.4%
PTC, Inc.	2.4%
Sector Breakdown**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify Small-Mid Cap Equity ETF	PAGE 2	TSR-AR-032108490

Amplify Transformational Data Sharing ETF
BLOK (Principal U.S. Listing Exchange: NYSE Arca)
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Amplify Transformational Data Sharing ETF for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify Transformational Data Sharing ETF	$101	0.70%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund had a NAV total return of 89.20%, the MSCI ACWI Net Total Return Index (USD) had a total return of 17.27%. and the S&P 500 Index had a total return of 17.60%. The Fund is actively managed and does not track an index.
• The Fund is a thematic strategy focused on companies involved in the development and utilization of blockchain technologies. These companies performed well as cryptocurrencies, which are built on blockchain technology, helped drive the performance higher.
• Information Technology and Financial sectors were the top contributing sectors to performance while Industrials was the smallest contributor for the Period.
• During the Period, Financials was held with the largest overweight relative to the S&P 500, a broad-based market index, while Health Care was held with the largest underweight.
• During the Period, Robinhood Market Inc. and Metaplanet Inc. were the top contributors to performance while Canaan Inc. and Applied Digital Corp. were the top detractors to performance.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (01/16/2018)
Amplify Transformational Data Sharing ETF NAV	89.20	27.91	20.92
MSCI ACWI Net Total Return Index (USD)	17.27	13.54	10.15
S&P 500 TR	17.60	16.47	13.96
Amplify Transformational Data Sharing ETF	PAGE 1	TSR-AR-032108607

Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$1,442,299,109
Number of Holdings	55
Net Advisory Fee	$6,477,999
Portfolio Turnover	50%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top Holdings	(%)
First American Government Obligations Fund - Class X	11.6%
Cipher Mining, Inc.	5.1%
Galaxy Digital, Inc. - Class A	5.0%
Robinhood Markets, Inc. - Class A	4.7%
Coinbase Global, Inc. - Class A	3.9%
Cleanspark, Inc.	3.8%
ROBLOX Corp. - Class A	3.2%
Invesco Government & Agency Portfolio - Class Institutional	3.2%
Hut 8 Corp.	3.1%
Bed Bath & Beyond, Inc.	3.1%
Industry Breakdown**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify Transformational Data Sharing ETF	PAGE 2	TSR-AR-032108607

Amplify Travel Tech ETF
AWAY (Principal U.S. Listing Exchange: NYSE Arca)
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Amplify Travel Tech ETF for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify Travel Tech ETF	$78	0.75%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund had a NAV total return of 8.97%. The Fund seeks to track the returns of the Prime Travel Technology Index NTR Index, which returned 9.71%. The S&P 500 Index returned 17.60%.
• Consumer Discretionary and Industrials were the top contributing sectors to performance while Consumer Services was the smallest contributor.
• The Information Technology sector was the primary driver of returns in the S&P 500. The Fund is focused on providing exposure to travel technology, primarily concentrated in the Consumer Discretionary sector, which provided positive returns but underperformed the S&P 500, which was driven by returns from the Information Technology sector.
• During the Period, Consumer Discretionary was held with the largest overweight relative to the S&P 500 Index, a broad-based market index, while Information Technology was held with the largest underweight.
• During the Period, Lyft Inc. and On The Beach Group PLC were the top contributors to performance while Sabre Corp. and WEB Travel Group Ltd were the lowest.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Amplify Travel Tech ETF	PAGE 1	TSR-AR-032108540

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (02/12/2020)
Amplify Travel Tech ETF NAV	8.97	3.48	-1.93
S&P 500 TR	17.60	16.47	14.64
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$41,297,667
Number of Holdings	30
Net Advisory Fee	$402,406
Portfolio Turnover	41%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top Holdings	(%)
Lyft, Inc. - Class A	5.2%
Uber Technologies, Inc.	4.7%
Corporate Travel Management Ltd.	4.5%
Expedia Group, Inc.	4.4%
Airbnb, Inc. - Class A	4.3%
Booking Holdings, Inc.	4.3%
SiteMinder Ltd.	4.3%
Tongcheng Travel Holdings Ltd.	4.2%
Sabre Corp.	4.2%
Trainline PLC	4.2%
Geographic Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify Travel Tech ETF	PAGE 2	TSR-AR-032108540

Amplify Video Game Leaders ETF
GAMR (Principal U.S. Listing Exchange: NYSE Arca)
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Amplify Video Game Leaders ETF for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify Video Game Leaders ETF	$79	0.64%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund had a NAV total return of 45.88%. The Fund seeks to track the returns of the VettaFi Video Game Leaders Index, which returned 55.58%. The S&P 500 Index returned 17.60%.
• On January 28, 2025 the Fund began to track the VettaFi Video Game Leaders Index. The Fund is a thematic strategy with a focus on video game developers, platforms, hardware, mobile and online gaming companies, publishers and retailers. The Index is concentrated in the Information Technology sector.
• Information Technology and Communication Services were the top contributing sector to performance while Health Care was the smallest contributor.
• During the Period, Communication Services was held with the largest overweight relative to the S&P 500 Index, a broad-based market index, while Health Care was held with the largest underweight.
• During the Period, Applovin Corp. and Tencent Holdings Ltd. were the top contributors to performance while Pearl Abyss Corp. and BiliBili Inc. were the top detractors to performance.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Amplify Video Game Leaders ETF	PAGE 1	TSR-AR-032108615

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (03/08/2016)
Amplify Video Game Leaders ETF NAV	45.88	8.41	16.43
S&P 500 TR	17.60	16.47	15.56
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$50,599,128
Number of Holdings	23
Net Advisory Fee	$263,345
Portfolio Turnover	122%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top Holdings	(%)
Tencent Holdings, Ltd.	10.3%
NVIDIA Corp.	10.3%
Advanced Micro Devices, Inc.	10.1%
Microsoft Corp.	10.1%
Meta Platforms, Inc. - Class A	7.9%
AppLovin Corp. - Class A	4.8%
ROBLOX Corp. - Class A	4.7%
Sea, Ltd.	4.4%
Nintendo Co. Ltd.	4.4%
Sony Group Corp.	4.4%
Geographic Breakdown (%)
*	Percentages are stated as a percent of net assets.
Changes to Shareholder Fees (fees paid directly from your investment).
Effective January 28, 2025 the fund reduced its management fee to 0.59%.
Fund Name Change:
Effective January 28, 2025, the Amplify Video Game Tech ETF changed its name to Amplify Video Game Leaders ETF.
Other Material Fund Changes:
Effective January 28, 2025, the fund changed index providers to VettaFi LLC and changed its index to track the VettaFi Video Game Leaders Index.
Effective March 26, 2025, the fund reduced its Creation Unit size from 50,000 to 10,000 shares.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
Amplify Video Game Leaders ETF	PAGE 2	TSR-AR-032108615

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify Video Game Leaders ETF	PAGE 3	TSR-AR-032108615

Amplify Weight Loss Drug & Treatment ETF
THNR (Principal U.S. Listing Exchange: NYSE Arca)
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Amplify Weight Loss Drug & Treatment ETF for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Amplify Weight Loss Drug & Treatment ETF	$56	0.59%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the Period, the Fund had a NAV total return of -11.39%. The Fund seeks to track the returns of the VettaFi Weight Loss Drug & Treatment Index, which returned -10.89%. The S&P 500 Index returned 17.60%.
• The Fund targets companies involved in the GLP-1 weight loss drug and treatment industry, which are primarily concentrated in the Health Care sector. In contrast, the S&P 500’s largest sector weighting is Information Technology.
• During the Period, Health Care was held with the largest overweight relative to the S&P 500 Index, a broad-based market index, while Information Technology was held with the largest underweight.
• The Fund underperformed the broad-based market index, driven by weaker returns in the Health Care sector and increased scrutiny around GLP-1 drug pricing, efficacy, and adoption. An underweight to Information Technology also detracted from performance, as most companies in that sector are not aligned with the GLP-1 investment theme.
• During the Period, Innovent Biologics Inc and Hims & Hers Health Inc were the top contributors to performance while Novo-Nordisk A/S and Thermo Fisher Scientific Inc were the top detractors.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Amplify Weight Loss Drug & Treatment ETF	PAGE 1	TSR-AR-032108532

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/20/2024)
Amplify Weight Loss Drug & Treatment ETF NAV	-11.39	-4.43
S&P 500 TR	17.60	20.03
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$3,051,196
Number of Holdings	22
Net Advisory Fee	$22,186
Portfolio Turnover	70%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top Holdings	(%)
Novo Nordisk AS	12.5%
Eli Lilly & Co.	12.4%
Amgen, Inc.	6.5%
Regeneron Pharmaceuticals, Inc.	6.5%
Chugai Pharmaceutical Co. Ltd.	6.3%
Merck & Co., Inc.	4.8%
Pfizer, Inc.	4.8%
AbbVie, Inc.	4.7%
Innovent Biologics, Inc.	4.7%
AstraZeneca PLC	4.6%
Sector Breakdown**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Other Material Fund Changes:
Effective June 20, 2025, the funds index, the VettaFi Weight Loss Drug & Treatment Index, was changed to expand its scope beyond GLP-1 agonist manufacturers to include companies involved in amylin and dual agonist therapies, combination treatments, and telehealth providers.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify Weight Loss Drug & Treatment ETF	PAGE 2	TSR-AR-032108532

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mark Tucker is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 9/30/2025	FYE 9/30/2024
(a) Audit Fees	$421,500	$409,500
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$104,000	$86,000
(d) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 9/30/2025	FYE 9/30/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 9/30/2025	FYE 9/30/2024
Registrant	$104,000	$86,000
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Michael DiSanto, Rick Powers, and Mark Tucker.

Item 6. Investments.

Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

AMPLIFY ETF TRUST

AIEQ	Amplify AI Powered Equity ETF
MJ	Amplify Alternative Harvest ETF
BITY	Amplify Bitcoin 2% Monthly Option Income ETF
BAGY	Amplify Bitcoin Max Income Covered Call ETF
SWAN	Amplify BlackSwan Growth & Treasury Core ETF
ISWN	Amplify BlackSwan ISWN ETF
AIVC	Amplify Bloomberg AI Value Chain ETF
TLTP	Amplify Bloomberg U.S. Treasury 12% Premium Income ETF
ITEQ	Amplify BlueStar Israel Technology ETF
COWS	Amplify Cash Flow Dividend Leaders ETF
HCOW	Amplify COWS Covered Call ETF
DIVO	Amplify CWP Enhanced Dividend Income ETF
QDVO	Amplify CWP Growth & Income ETF
IDVO	Amplify CWP International Enhanced Dividend Income ETF
HACK	Amplify Cybersecurity ETF
IPAY	Amplify Digital Payments ETF
ETHO	Amplify Etho Climate Leadership U.S. ETF
YYY	Amplify High Income ETF
SILJ	Amplify Junior Silver Miners ETF
BATT	Amplify Lithium & Battery Technology ETF
NDIV	Amplify Natural Resources Dividend Income ETF
IBUY	Amplify Online Retail ETF
SOFR	Amplify Samsung SOFR ETF
USNG	Amplify Samsung U.S. Natural Gas Infrastructure ETF
CNBS	Amplify Seymour Cannabis ETF
SLJY	Amplify SILJ Covered Call ETF
SMAP	Amplify Small-Mid Cap Equity ETF
BLOK	Amplify Transformational Data Sharing ETF
AWAY	Amplify Travel Tech ETF
GAMR	Amplify Video Game Leaders ETF
THNR	Amplify Weight Loss Drug & Treatment ETF

Annual
Core Financial Statements and Additional Information
September 30, 2025

Amplify ETF Trust (the “Trust”) files its complete schedule of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Part F of Form N-PORT within sixty days after the end of the period. The Trust’s Part F of Form N-PORT is available on the Commission’s website at www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
A description of the policies and procedures that Amplify Investments, LLC (the “Adviser”) uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a fund voted proxies relating to portfolio securities during the most recent 12-month period ended September 30, is available (i) without charge, upon request, by calling 1-855-267-3837 and (ii) on the Commission’s website at www.sec.gov.

Amplify AI Powered Equity ETF
Schedule of Investments
September 30, 2025

	Shares	Value
COMMON STOCKS - 99.7%
Communication Services - 11.3%
Alphabet, Inc. - Class A	12,159	$2,955,853
Alphabet, Inc. - Class C	7,888	1,921,122
AT&T, Inc.	2,065	58,316
Charter Communications, Inc. - Class A(a)	1,941	533,979
Comcast Corp. - Class A	25,637	805,514
Fox Corp. - Class B	1,017	58,264
Live Nation Entertainment, Inc.(a)	354	57,844
Meta Platforms, Inc. - Class A	5,177	3,801,885
Netflix, Inc.(a)	1,795	2,152,061
T-Mobile US, Inc.	244	58,409
Trade Desk, Inc. - Class A(a)	14,957	733,043
Verizon Communications, Inc.	1,340	58,893
		13,195,183
Consumer Discretionary - 9.0%
Airbnb, Inc. - Class A(a)	2,364	287,037
Amazon.com, Inc.(a)	18,049	3,963,019
CarMax, Inc.(a)	17,048	764,944
Chipotle Mexican Grill, Inc.(a)	24,977	978,849
Deckers Outdoor Corp.(a)	4,551	461,335
Domino’s Pizza, Inc.	1,544	666,560
Hilton Worldwide Holdings, Inc.	221	57,336
MGM Resorts International(a)	1,586	54,971
Royal Caribbean Cruises Ltd.	1,359	439,745
Starbucks Corp.	10,504	888,638
Tapestry, Inc.	624	70,649
Tesla, Inc.(a)	4,083	1,815,792
Tractor Supply Co.	1,022	58,121
		10,506,996
Consumer Staples - 6.9%
Campbell’s Co.	3,226	101,877
Church & Dwight Co., Inc.	762	66,774
Coca-Cola Co.	23,087	1,531,130
Costco Wholesale Corp.	3,323	3,075,868
Dollar Tree, Inc.(a)	615	58,038
General Mills, Inc.	1,167	58,840
Kenvue, Inc.	3,547	57,568
Keurig Dr Pepper, Inc.	6,960	177,550
Kimberly-Clark Corp.	1,535	190,862
Kraft Heinz Co.	88,287	2,298,993
Kroger Co.	1,040	70,106
Molson Coors Beverage Co. - Class B	1,266	57,287
Philip Morris International, Inc.	1,751	284,012
Procter & Gamble Co.	451	69,296
		8,098,201
Energy - 2.4%
ConocoPhillips	20,370	1,926,798
Coterra Energy, Inc.	27,999	662,177
EOG Resources, Inc.	565	63,348

	Shares	Value
ONEOK, Inc.	793	$57,865
Schlumberger NV	1,651	56,745
		2,766,933
Financials - 10.8%
Allstate Corp.	274	58,814
Arch Capital Group Ltd.	8,401	762,223
Bank of New York Mellon Corp.	16,135	1,758,070
Berkshire Hathaway, Inc. - Class B(a)	141	70,886
Charles Schwab Corp.	18,180	1,735,645
Chubb, Ltd.	207	58,426
Cincinnati Financial Corp.	458	72,410
Citigroup, Inc.	725	73,587
CME Group, Inc.	2,019	545,514
Erie Indemnity Co. - Class A	1,384	440,333
FactSet Research Systems, Inc.	2,818	807,329
Fiserv, Inc.(a)	444	57,245
Interactive Brokers Group, Inc. - Class A	1,118	76,929
Intercontinental Exchange, Inc.	345	58,126
JPMorgan Chase & Co.	2,963	934,619
KeyCorp	121,296	2,267,022
KKR & Co., Inc.	2,937	381,663
Loews Corp.	581	58,327
Mastercard, Inc. - Class A	123	69,964
Progressive Corp.	1,177	290,660
Prudential Financial, Inc.	558	57,887
Robinhood Markets, Inc. - Class A(a)	1,591	227,799
S&P Global, Inc.	118	57,432
Truist Financial Corp.	15,439	705,871
US Bancorp	3,576	172,828
Visa, Inc. - Class A	2,261	771,860
		12,571,469
Health Care - 8.5%
Abbott Laboratories	4,011	537,233
Align Technology, Inc.(a)	6,926	867,274
Amgen, Inc.	430	121,346
Boston Scientific Corp.(a)	2,863	279,515
Charles River Laboratories International, Inc.(a)	2,270	355,164
Cigna Group	5,672	1,634,954
DexCom, Inc.(a)	10,565	710,919
Eli Lilly and Co.	97	74,011
GE HealthCare Technologies, Inc.	20,972	1,574,997
Gilead Sciences, Inc.	12,331	1,368,741
Henry Schein, Inc.(a)	877	58,206
Humana, Inc.	227	59,059
Merck & Co., Inc.	1,331	111,711
Pfizer, Inc.	71,447	1,820,469
Regeneron Pharmaceuticals, Inc.	121	68,035
Revvity, Inc.	688	60,303
Stryker Corp.	313	115,707
Vertex Pharmaceuticals, Inc.(a)	147	57,571
Zimmer Biomet Holdings, Inc.	590	58,115
		9,933,330

The accompanying notes are an integral part of these financial statements.

1

Amplify AI Powered Equity ETF
Schedule of Investments
September 30, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - 7.3%
Automatic Data Processing, Inc.	231	$67,798
Axon Enterprise, Inc.(a)	137	98,317
Boeing Co.(a)	779	168,132
Broadridge Financial Solutions, Inc.	7,821	1,862,727
Cintas Corp.	284	58,294
Dayforce, Inc.(a)	842	58,005
Deere & Co.	143	65,388
Delta Air Lines, Inc.	1,401	79,507
FedEx Corp.	304	71,686
GE Vernova, Inc.	2,153	1,323,880
Generac Holdings, Inc.(a)	4,809	805,027
General Electric Co.	4,345	1,307,063
Honeywell International, Inc.	277	58,308
Huntington Ingalls Industries, Inc.	2,770	797,511
JB Hunt Transport Services, Inc.	9,253	1,241,475
Paychex, Inc.	451	57,169
Rollins, Inc.	990	58,153
RTX Corp.	354	59,235
United Airlines Holdings, Inc.(a)	738	71,217
Waste Management, Inc.	756	166,947
		8,475,839
Information Technology - 33.5%(b)
Advanced Micro Devices, Inc.(a)	10,220	1,653,494
Amphenol Corp. - Class A	18,670	2,310,412
Apple, Inc.	16,124	4,105,654
AppLovin Corp. - Class A(a)	675	485,014
Arista Networks, Inc.(a)	3,517	512,462
Broadcom, Inc.	8,681	2,863,949
Crowdstrike Holdings, Inc. - Class A(a)	1,131	554,620
Fortinet, Inc.(a)	10,022	842,650
Gartner, Inc.(a)	7,305	1,920,265
Intel Corp.	1,681	56,397
Intuit, Inc.	105	71,705
Jabil, Inc.	334	72,535
KLA Corp.	54	58,244
Microsoft Corp.	14,584	7,553,783
Motorola Solutions, Inc.	2,799	1,279,955
NVIDIA Corp.	49,677	9,268,735
NXP Semiconductors NV	256	58,299
ON Semiconductor Corp.(a)	1,165	57,446
Oracle Corp.	3,220	905,593
Palantir Technologies, Inc. - Class A(a)	7,892	1,439,659
Qualcomm, Inc.	436	72,533
Roper Technologies, Inc.	4,884	2,435,602
Salesforce, Inc.	276	65,412
Seagate Technology Holdings PLC	1,996	471,176
Synopsys, Inc.(a)	121	59,700
		39,175,294
Materials - 6.8%
Air Products and Chemicals, Inc.	214	58,362
Avery Dennison Corp.	21,669	3,514,062

	Shares	Value
Ecolab, Inc.	212	$58,058
International Flavors & Fragrances, Inc.	1,045	64,309
International Paper Co.	5,382	249,725
LyondellBasell Industries NV - Class A	1,432	70,225
Nucor Corp.	7,327	992,296
PPG Industries, Inc.	25,948	2,727,394
Smurfit WestRock PLC	5,082	216,341
		7,950,772
Real Estate - 0.0%(c)
CoStar Group, Inc.(a)	688	58,047
Utilities - 3.2%
American Electric Power Co., Inc.	20,963	2,358,337
American Water Works Co., Inc.	423	58,877
Dominion Energy, Inc.	4,833	295,635
Edison International	1,049	57,989
Exelon Corporation	1,603	72,151
NextEra Energy, Inc.	5,314	401,154
NiSource, Inc.	1,341	58,065
PG&E Corporation	16,066	242,275
Pinnacle West Capital Corp.	786	70,473
Southern Co.	761	72,120
		3,687,076
TOTAL COMMON STOCKS (Cost $108,300,009)		116,419,140
REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.4%
Real Estate - 0.4%
American Tower Corp.	298	57,311
Camden Property Trust	634	67,698
Equinix, Inc.	74	57,960
Invitation Homes, Inc.	1,996	58,543
Mid-America Apartment Communities, Inc.	487	68,048
UDR, Inc.	1,799	67,031
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $391,193)		376,591
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%
Invesco Government & Agency Portfolio - Institutional Class, 4.06%(d)	170,623	170,623
TOTAL MONEY MARKET FUNDS (Cost $170,623)		170,623
TOTAL INVESTMENTS - 100.2% (Cost $108,861,825)		$116,966,354
Liabilities in Excess of Other Assets - (0.2)%		(205,513)
TOTAL NET ASSETS - 100.0%		$116,760,841

The accompanying notes are an integral part of these financial statements.

2

Amplify AI Powered Equity ETF
Schedule of Investments
September 30, 2025(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS®is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

3

Amplify Alternative Harvest ETF
Schedule of Investments
September 30, 2025

	Shares	Value
COMMON STOCKS - 53.4%
Consumer Staples - 3.8%
Village Farms International, Inc.(a)(b)	2,392,296	$7,487,886
Health Care - 49.6%(c)
Aurora Cannabis, Inc.(a)(b)	1,341,746	7,996,806
Canopy Growth Corp.(a)(b)	4,854,545	7,087,636
Cronos Group, Inc.(a)	4,783,074	13,296,946
High Tide, Inc.(a)	1,661,076	6,029,706
Organigram Global, Inc.(a)(b)	2,179,567	4,424,521
SNDL, Inc.(a)	5,874,481	15,743,609
Tilray Brands, Inc.(a)(b)	26,055,099	45,075,321
		99,654,545
Industrials - 0.0%(d)
Empresas ICA SAB de CV(a)(e)	151,840	0
TOTAL COMMON STOCKS (Cost $88,053,303)		107,142,431
AFFILIATED EXCHANGE TRADED FUNDS - 46.3%
Amplify Seymour Cannabis ETF(b)(f)(g)	3,146,879	93,053,212
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $67,856,774)		93,053,212
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 31.0%
First American Government Obligations Fund - Class X, 4.05%(h)	62,284,536	62,284,536
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $62,284,536)		62,284,536
MONEY MARKET FUNDS - 0.3%
Invesco Government & Agency Portfolio - Institutional Class, 4.06%(h)	546,965	546,965
TOTAL MONEY MARKET FUNDS (Cost $546,965)		546,965
TOTAL INVESTMENTS - 131.0% (Cost $218,741,578)		$263,027,144
Liabilities in Excess of Other Assets - (31.0)%		(62,217,600)
TOTAL NET ASSETS - 100.0%		$200,809,544

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS®is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of September 30, 2025. The fair value of these securities was $54,097,266.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	Represents less than 0.05% of net assets.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of September 30, 2025.

(f)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(g)	Affiliated security as defined by the Investment Company Act of 1940.
(h)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

4

Amplify Bitcoin 2% Monthly Option Income ETF
Consolidated Schedule of Investments
September 30, 2025

		Shares	Value
EXCHANGE TRADED FUNDS - 22.3%
iShares Bitcoin Trust ETF(a)		70,560	$4,586,400
TOTAL EXCHANGE TRADED FUNDS (Cost $4,462,970)			4,586,400
	Notional Amount	Contracts
PURCHASED OPTIONS - 10.0%(a)
Call Options - 10.0%
Cboe Bitcoin U.S. ETF Index, Expiration: 01/16/2026; Exercise Price: $2,605.00(b)(c)(d)	$16,503,733	61	2,064,725
TOTAL PURCHASED OPTIONS (Cost $1,693,326)			2,064,725
		Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 58.2%
Invesco Government & Agency Portfolio - Institutional Class, 4.06%(e)(f)		12,003,285	12,003,285
TOTAL MONEY MARKET FUNDS (Cost $12,003,285)			12,003,285
		Par
U.S. TREASURY BILLS - 15.9%
4.22%, 10/09/2025(g)		$1,200,000	1,198,922
4.06%, 11/12/2025(g)		500,000	497,669
4.04%, 11/25/2025(g)		600,000	596,342
3.92%, 12/11/2025(g)		791,000	785,010
3.80%, 12/26/2025(g)		200,000	198,161
TOTAL U.S. TREASURY BILLS (Cost $3,276,021)			3,276,104
TOTAL INVESTMENTS - 106.4% (Cost $21,435,602)			$21,930,514
Liabilities in Excess of Other Assets – (6.4)%			(1,316,479)
TOTAL NET ASSETS - 100.0%			$20,614,035
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
(f)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(g)	The rate shown is the annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

5

AMPLIFY BITCOIN 2% MONTHLY OPTION INCOME ETF
CONSOLIDATED SCHEDULE OF WRITTEN OPTIONS
September 30, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (6.8)%
Call Options - (1.0)%
Cboe Bitcoin U.S. ETF Index(a)(b)
Expiration: 10/03/2025; Exercise Price: $2,700.20	$(13,798,203)	(51)	$(188,356)
Expiration: 10/03/2025; Exercise Price: $2,813.83	(2,705,530)	(10)	(5,952)
Total Call Options			(194,308)
Put Options - (5.8)%
Cboe Bitcoin U.S. ETF Index, Expiration: 01/16/2026; Exercise Price: $2,605.00(a)(b)	(16,503,733)	(61)	(1,199,086)
TOTAL WRITTEN OPTIONS (Premiums received $1,497,911)			$(1,393,394)

Percentages are stated as a percentof net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

6

Amplify Bitcoin Max Income Covered Call ETF
Consolidated Schedule of Investments
September 30, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 12.9%(a)
Call Options - 12.9%(b)(c)
Cboe Bitcoin U.S. ETF Index, Expiration: 01/16/2026; Exercise Price: $2,605.00(d)	$16,774,286	62	$2,098,574
Cboe Mini Bitcoin U.S. ETF Index, Expiration: 01/16/2026; Exercise Price: $260.50(d)	54,110	2	6,731
TOTAL PURCHASED OPTIONS (Cost $1,683,115)			2,105,305
		Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 75.1%
Invesco Government & Agency Portfolio - Institutional Class, 4.06%(e)(f)		12,220,127	12,220,127
TOTAL MONEY MARKET FUNDS (Cost $12,220,127)			12,220,127
		Par
U.S. TREASURY BILLS - 18.1%
4.22%, 10/28/2025(g)		$40,000	39,879
4.16%, 10/30/2025(g)		570,000	568,145
4.10%, 11/13/2025(g)		400,000	398,086
4.12%, 11/20/2025(g)		400,000	397,797
3.92%, 12/11/2025(g)		410,000	406,895
3.84%, 12/26/2025(g)		1,140,000	1,129,515
TOTAL U.S. TREASURY BILLS (Cost $2,940,275)			2,940,317
TOTAL INVESTMENTS - 106.1% (Cost $16,843,517)			$17,265,749
Liabilities in Excess of Other Assets – (6.1)%			(991,180)
TOTAL NET ASSETS - 100.0%			$16,274,569

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	100 shares per contract.
(c)	Exchange-traded.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
(f)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(g)	The rate shown is the annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

7

AMPLIFY BITCOIN MAX INCOME COVERED CALL ETF
CONSOLIDATED SCHEDULE OF WRITTEN OPTIONS
September 30, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (8.8)%(a)(b)
Call Options - (1.3)%
CboeBitcoin U.S. ETF Index
Expiration: 10/03/2025; Exercise Price: $2,700.20	$(15,692,074)	(58)	$(214,209)
Expiration: 10/03/2025; Exercise Price: $2,813.83	(1,082,212)	(4)	(2,381)
Cboe Mini Bitcoin U.S. ETF Index, Expiration: 10/03/2025; Exercise Price: $281.38	(54,110)	(2)	(75)
Total Call Options			(216,665)
Put Options - (7.5)%
Cboe Bitcoin U.S. ETF Index, Expiration: 01/16/2026; Exercise Price: $2,605.00	(16,774,286)	(62)	(1,218,743)
Cboe Mini Bitcoin U.S. ETF Index, Expiration: 01/16/2026; Exercise Price: $260.50	(54,110)	(2)	(3,942)
Total Put Options			(1,222,685)
TOTAL WRITTEN OPTIONS (Premiums received $1,559,819)			$(1,439,350)

Percentages are stated as a percentof net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
The accompanying notes are an integral part of these financial statements.

8

Amplify BlackSwan Growth & Treasury Core ETF
Schedule of Investments
September 30, 2025

		Par	Value
U.S. TREASURY SECURITIES - 84.8%
United States Treasury Note/Bond
0.88%, 11/15/2030		$26,126,000	$22,663,284
1.63%, 05/15/2031		25,387,000	22,615,751
1.38%, 11/15/2031		26,196,000	22,684,099
2.88%, 05/15/2032		23,969,000	22,542,563
4.13%, 11/15/2032		22,184,000	22,450,035
3.38%, 05/15/2033		23,461,000	22,545,471
4.50%, 11/15/2033		21,751,000	22,495,717
4.38%, 05/15/2034		22,006,000	22,523,055
4.25%, 11/15/2034		22,545,000	22,806,557
4.25%, 05/15/2035		22,582,000	22,793,706
TOTAL U.S. TREASURY SECURITIES (Cost $225,375,247)			226,120,238
	Notional Amount	Contracts
PURCHASED OPTIONS - 14.0%(a)
Call Options - 14.0%
SPDR S&P 500 ETF Trust(b)(c)
Expiration: 12/19/2025; Exercise Price: $585.01	$125,774,784	1,888	16,718,920
Expiration: 06/18/2026; Exercise Price: $560.01	105,989,238	1,591	20,619,853
TOTAL PURCHASED OPTIONS (Cost $24,743,496)			37,338,773
		Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%
Dreyfus Treasury Securities Cash Management, 3.19%(d)		2,387	2,387
Invesco Government & Agency Portfolio - Institutional Class, 4.06%(d)		513,532	513,532
TOTAL MONEY MARKET FUNDS (Cost $515,919)			515,919
TOTAL INVESTMENTS - 99.0% (Cost $250,634,662)			$263,974,930
Other Assets in Excess of Liabilities - 1.0%			2,635,287
TOTAL NET ASSETS - 100.0%			$266,610,217

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

9

Amplify BlackSwan ISWN ETF
Schedule of Investments
September 30, 2025

		Par	Value
U.S. TREASURY SECURITIES - 84.2%
United States Treasury Note/Bond
0.88%, 11/15/2030		$3,233,000	$2,804,501
1.63%, 05/15/2031		3,144,000	2,800,800
1.38%, 11/15/2031		3,245,000	2,809,967
2.88%, 05/15/2032		2,971,000	2,794,191
4.13%, 11/15/2032		2,749,000	2,781,967
3.38%, 05/15/2033		2,908,000	2,794,520
4.50%, 11/15/2033		2,696,000	2,788,306
4.38%, 05/15/2034		2,728,000	2,792,097
4.25%, 11/15/2034		2,802,000	2,834,508
4.25%, 05/15/2035		2,809,000	2,835,334
TOTAL U.S. TREASURY SECURITIES (Cost $27,840,500)			28,036,191
	Notional Amount	Contracts
PURCHASED OPTIONS - 14.6%(a)
Call Options - 14.6%
iShares MSCI EAFE ETF(b)(c)
Expiration: 12/19/2025; Exercise Price: $75.01	$15,060,581	1,613	2,985,163
Expiration: 01/15/2027; Exercise Price: $83.01	12,306,166	1,318	1,879,152
TOTAL PURCHASED OPTIONS (Cost $3,011,416)			4,864,315
		Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%
Invesco Government & Agency Portfolio - Institutional Class, 4.06%(d)		78,208	78,208
TOTAL MONEY MARKET FUNDS (Cost $78,208)			78,208
TOTAL INVESTMENTS - 99.0% (Cost $30,930,124)			$32,978,714
Other Assets in Excess of Liabilities - 1.0%			326,615
TOTAL NET ASSETS - 100.0%			$ 33,305,329

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

10

Amplify Bloomberg AI Value Chain ETF
Schedule of Investments
September 30, 2025

	Shares	Value
COMMON STOCKS - 99.3%
Communication Services - 2.7%
Alphabet, Inc. - Class A	3,499	$850,607
Consumer Discretionary - 5.3%
Alibaba Group Holding Ltd.	46,900	1,066,950
Amazon.com, Inc.(a)	2,812	617,431
		1,684,381
Industrials - 2.3%
Vertiv Holdings Co. - Class A	4,914	741,326
Information Technology - 89.0%(b)
Advanced Micro Devices, Inc.(a)	4,555	736,953
Advantest Corp.	8,500	843,180
Appian Corp. - Class A(a)	20,611	630,078
Apple, Inc.	2,942	749,121
Arista Networks, Inc.(a)	6,128	892,911
ASM International NV	1,046	627,802
ASML Holding NV	809	787,175
Atlassian Corp. - Class A(a)	2,942	469,837
Broadcom, Inc.	2,283	753,184
Cadence Design System, Inc.(a)	1,922	675,122
Celestica, Inc.(a)	3,926	966,320
Confluent, Inc. - Class A(a)	23,887	472,963
Credo Technology Group Holding Ltd.(a)	6,711	977,189
Datadog, Inc. - Class A(a)	4,049	576,578
Dell Technologies, Inc. - Class C	5,017	711,260
DigitalOcean Holdings, Inc.(a)	21,515	734,952
Gitlab, Inc. - Class A(a)	13,548	610,744
Hewlett Packard Enterprise Co.	29,439	723,022
Hon Hai Precision Industry Co. Ltd.	113,000	800,840
HP, Inc.	24,162	657,931
International Business Machines Corp.	2,152	607,208
Marvell Technology, Inc.	8,356	702,489
MediaTek, Inc.	14,000	604,042
Micron Technology, Inc.	5,137	859,523
Microsoft Corp.	1,259	652,099
MongoDB, Inc.(a)	2,973	922,760
Monolithic Power Systems, Inc.	828	762,290
NetApp, Inc.	5,857	693,820
NVIDIA Corp.	3,943	735,685
Oracle Corp.	2,647	744,442
Qualcomm, Inc.	3,873	644,312
Quanta Computer, Inc.	65,000	618,479
Samsung Electronics Co. Ltd.	13,519	808,413
SK Hynix, Inc.	3,164	783,643
Snowflake, Inc. - Class A(a)	2,836	639,660
Super Micro Computer, Inc.(a)	12,937	620,200
Synopsys, Inc.(a)	1,145	564,932

	Shares	Value
Taiwan Semiconductor Manufacturing Co. Ltd.	17,000	$727,902
Western Digital Corporation	9,507	1,141,410
		28,230,471
TOTAL COMMON STOCKS (Cost $24,168,467)		31,506,785
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.7%
Invesco Government & Agency Portfolio - Institutional Class, 4.06%(c)	218,256	218,256
TOTAL MONEY MARKET FUNDS (Cost $218,256)		218,256
TOTAL INVESTMENTS - 100.0% (Cost $24,386,723)		$31,725,041
Other Assets in Excess of Liabilities - 0.0%(d)		13,179
TOTAL NET ASSETS - 100.0%		$31,738,220

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS®is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
(d)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

11

Amplify Bloomberg U.S. Treasury 12% Premium Income ETF
Schedule of Investments
September 30, 2025

	Shares	Value
EXCHANGE TRADED FUNDS - 67.0%
iShares 20+ Year Treasury Bond ETF(a)(b)	86,400	$7,721,568
TOTAL EXCHANGE TRADED FUNDS (Cost $7,633,015)		7,721,568
	Par
U.S. TREASURY SECURITIES - 33.1%
United States Treasury Note/Bond, 4.25%, 08/15/2054	$4,140,000	3,819,878
TOTAL U.S. TREASURY SECURITIES (Cost $3,881,989)		3,819,878
	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%
Invesco Government & Agency Portfolio - Institutional Class, 4.06%(c)	10,272	10,272
TOTAL MONEY MARKET FUNDS (Cost $10,272)		10,272
TOTAL INVESTMENTS - 100.2% (Cost $11,525,276)		$11,551,718
Liabilities in Excess of Other Assets – (0.2)%		(23,622)
TOTAL NET ASSETS - 100.0%		$11,528,096

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

12

AMPLIFY BLOOMBERG U.S. TREASURY 12% PREMIUM INCOME ETF
SCHEDULE OF WRITTEN OPTIONS
September 30, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.4)%
Call Options - (0.4)%
iShares 20+ Year Treasury Bond ETF, Expiration: 10/03/2025; Exercise Price: $89.00(a)(b)	$(7,721,568)	(864)	$ (43,217)
TOTAL WRITTEN OPTIONS (Premiums received $27,648)			$(43,217)

Percentages are stated as a percentof net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

13

Amplify BlueStar Israel Technology ETF
Schedule of Investments
September 30, 2025

	Shares	Value
COMMON STOCKS - 99.8%
Communication Services - 1.7%
Nexxen International Ltd.(a)	36,895	$341,278
Perion Network Ltd.(a)	41,498	398,381
Playtika Holding Corp.	107,574	418,463
Taboola.com Ltd.(a)	174,519	595,110
		1,753,232
Consumer Discretionary - 4.1%
Global-e Online Ltd.(a)	71,059	2,541,070
Maytronics, Ltd.	0(b)	0
Mobileye Global, Inc. - Class A(a)	115,389	1,629,293
		4,170,363
Financials - 4.8%
Lemonade, Inc.(a)	40,886	2,188,628
Payoneer Global, Inc.(a)	176,637	1,068,654
Plus500, Ltd.	38,145	1,653,566
		4,910,848
Health Care - 1.7%
Inmode Ltd.(a)	52,023	775,143
Nano-X Imaging Ltd.(a)(c)	81,404	301,195
Novocure, Ltd.(a)	48,564	627,447
Pluri, Inc.(a)	0(b)	0
		1,703,785
Industrials - 10.9%
Elbit Systems Ltd.(c)	16,467	8,394,876
Fiverr International Ltd.(a)	25,192	614,937
Hilan, Ltd.	8,969	693,954
Kornit Digital, Ltd.(a)	31,193	421,105
Nano Dimension Ltd. - ADR(a)	285,816	448,731
Stratasys, Ltd.(a)	56,303	630,594
		11,204,197
Information Technology - 70.9%(d)
Amdocs, Ltd.	56,615	4,645,261
Camtek Ltd.(a)(c)	21,796	2,289,670
Cellebrite DI Ltd.(a)	94,250	1,746,453
CEVA, Inc.(a)	20,083	530,392
Check Point Software Technologies, Ltd.(a)	31,770	6,573,531
Cognyte Software, Ltd.(a)	48,741	409,424
CyberArk Software, Ltd.(a)	17,883	8,640,171
Formula Systems 1985, Ltd.	5,088	709,717
Gilat Satellite Networks Ltd.(a)	66,474	865,491
Ituran Location and Control, Ltd.	14,479	517,190
JFrog Ltd.(a)	71,095	3,364,926
Magic Software Enterprises Ltd.	25,387	518,149
Matrix IT, Ltd.	23,510	829,095
Monday.com Ltd.(a)	23,495	4,550,747
Nayax Ltd.(a)	14,371	688,642
Next Vision Stabilized Systems Ltd.	38,518	1,748,963
Nice Ltd. - ADR(a)	38,433	5,564,330
Nova Ltd.(a)	12,099	3,867,566
One Software Technologies Ltd.	26,547	650,034

	Shares	Value
Pagaya Technologies Ltd. - Class A(a)	39,567	$1,174,744
Powerfleet, Inc.(a)	120,018	628,894
Priortech Ltd.(a)	7,948	473,969
Radware, Ltd.(a)	29,860	790,991
Riskified Ltd. - Class A(a)	91,689	429,105
Sapiens International Corp.	29,108	1,251,644
SentinelOne, Inc. - Class A(a)	191,011	3,363,704
SimilarWeb Ltd.(a)	61,387	570,899
SolarEdge Technologies, Inc.(a)(c)	39,639	1,466,643
Tower Semiconductor Ltd.(a)	53,131	3,841,371
Varonis Systems, Inc.(a)	63,475	3,647,908
Weebit Nano Ltd.(a)	317,086	668,275
Wix.com, Ltd.(a)	33,039	5,868,718
		72,886,617
Utilities - 5.7%
Energix-Renewable Energies, Ltd.	192,852	833,639
Enlight Renewable Energy, Ltd.(a)	58,789	1,813,398
Ormat Technologies, Inc.	33,865	3,259,506
		5,906,543
TOTAL COMMON STOCKS (Cost $96,170,004)		102,535,585
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 8.1%
First American Government Obligations Fund - Class X, 4.05%(e)	8,388,694	8,388,694
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $8,388,694)		8,388,694
MONEY MARKET FUNDS - 0.2%
Invesco Government & Agency Portfolio - Institutional Class, 4.06%(e)	175,688	175,688
TOTAL MONEY MARKET FUNDS (Cost $175,688)		175,688
TOTAL INVESTMENTS - 108.1% (Cost $104,734,386)		$111,099,967
Liabilities in Excess of Other Assets - (8.1)%		(8,361,794)
TOTAL NET ASSETS - 100.0%		$102,738,173

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS®is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
The accompanying notes are an integral part of these financial statements.

14

Amplify BlueStar Israel Technology ETF
Schedule of Investments
September 30, 2025(Continued)
(a)	Non-income producing security.
(b)	Rounds to zero.
(c)	All or a portion of this security is on loan as of September 30, 2025. The fair value of these securities was $8,306,703.
(d)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(e)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

15

Amplify Cash Flow Dividend Leaders ETF
Schedule of Investments
September 30, 2025

	Shares	Value
COMMON STOCKS - 99.2%
Communication Services - 14.8%
Comcast Corp. - Class A	13,411	$421,374
Match Group, Inc.	11,279	398,374
Nexstar Media Group, Inc.	2,844	562,372
Omnicom Group, Inc.	5,868	478,418
Paramount Skydance Corp.(a)	29,715	562,208
T-Mobile US, Inc.	1,146	274,329
Warner Bros Discovery, Inc.(b)	35,805	699,272
		3,396,347
Consumer Discretionary - 18.0%
Abercrombie & Fitch Co. - Class A(b)	4,660	398,663
Bath & Body Works, Inc.	15,944	410,717
Best Buy Co., Inc.	5,410	409,104
BorgWarner, Inc.	9,947	437,270
Crocs, Inc.(b)	5,532	462,199
Etsy, Inc.(b)	7,720	512,531
Expedia Group, Inc.	1,897	405,484
Gap, Inc.	18,654	399,009
LKQ Corp.	10,427	318,440
Mattel, Inc.(b)	22,737	382,664
		4,136,081
Consumer Staples - 2.2%
Molson Coors Beverage Co. - Class B	11,443	517,796
Energy - 16.1%
APA Corp.	19,278	468,070
Coterra Energy, Inc.	15,714	371,636
EQT Corp.	10,969	597,043
Magnolia Oil & Gas Corp. - Class A	13,772	328,738
Matador Resources Co.	11,352	510,045
NOV, Inc.	29,407	389,643
Ovintiv, Inc.	10,474	422,940
Range Resources Corp.	16,110	606,380
		3,694,495
Financials - 5.7%
Global Payments, Inc.	5,278	438,496
PayPal Holdings, Inc.(b)	6,840	458,690
WEX, Inc.(b)	2,648	417,140
		1,314,326
Health Care - 3.4%
Biogen, Inc.(b)	3,148	440,972
Universal Health Services, Inc. - Class B	1,710	349,592
		790,564
Industrials - 16.6%
Allison Transmission Holdings, Inc.	4,472	379,583
FedEx Corp.	2,487	586,460
Genpact Ltd.	13,053	546,790
Leidos Holdings, Inc.	1,662	314,052
Lyft, Inc. - Class A(b)	22,137	487,235

	Shares	Value
Owens Corning	3,665	$518,451
Science Applications International Corp.	4,290	426,297
Timken Co.	7,347	552,348
		3,811,216
Information Technology - 14.3%
Cognizant Technology Solutions Corp. - Class A	8,116	544,340
Dell Technologies, Inc. - Class C	4,510	639,383
Dropbox, Inc. - Class A(b)	14,621	441,701
EPAM Systems, Inc.(b)	2,933	442,267
NetApp, Inc.	2,440	289,042
QUALCOMM, Inc.	3,531	587,417
Skyworks Solutions, Inc.	4,310	331,784
		3,275,934
Materials - 6.6%
Alcoa Corp.	18,146	596,822
CF Industries Holdings, Inc.	6,459	579,372
Sealed Air Corp.	9,777	345,617
		1,521,811
Utilities - 1.5%
NRG Energy, Inc.	2,171	351,594
TOTAL COMMON STOCKS (Cost $22,162,235)		22,810,164
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.5%
First American Government Obligations Fund - Class X, 4.05%(c)	576,460	576,460
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $576,460)		576,460
MONEY MARKET FUNDS - 0.7%
Invesco Government & Agency Portfolio - Institutional Class, 4.06%(c)	148,303	148,303
TOTAL MONEY MARKET FUNDS (Cost $148,303)		148,303
TOTAL INVESTMENTS - 102.4% (Cost $22,886,998)		$23,534,927
Liabilities in Excess of Other Assets - (2.4)%		(559,775)
TOTAL NET ASSETS - 100.0%		$22,975,152

The accompanying notes are an integral part of these financial statements.

16

Amplify Cash Flow Dividend Leaders ETF
Schedule of Investments
September 30, 2025(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS®is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	All or a portion of this security is on loan as of September 30, 2025. The fair value of these securities was $545,331.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

17

Amplify COWS Covered Call ETF
Schedule of Investments
September 30, 2025

	Shares	Value
COMMON STOCKS - 96.9%
Communication Services - 13.7%
Match Group, Inc.(a)	6,753	$238,516
Nexstar Media Group, Inc.(a)	1,703	336,751
Omnicom Group, Inc.(a)	3,514	286,497
Paramount Skydance Corp.(a)	17,795	336,681
T-Mobile US, Inc.(a)	686	164,215
Warner Bros Discovery, Inc.(a)(b)	21,442	418,762
		1,781,422
Consumer Discretionary - 15.1%
Abercrombie & Fitch Co. - Class A(a)(b)	2,790	238,684
Best Buy Co., Inc.(a)	3,239	244,933
BorgWarner, Inc.(a)	5,957	261,870
Etsy, Inc.(a)(b)	4,623	306,921
Expedia Group, Inc.(a)	1,135	242,606
Gap, Inc.(a)	11,171	238,948
LKQ Corp.(a)	6,244	190,692
Mattel, Inc.(a)(b)	13,616	229,157
		1,953,811
Energy - 17.1%
APA Corp.(a)	11,544	280,288
Coterra Energy, Inc.(a)	9,410	222,547
EQT Corp.(a)	6,568	357,496
Magnolia Oil & Gas Corp. - Class A(a)	8,247	196,856
Matador Resources Co.(a)	6,798	305,434
NOV, Inc.(a)	17,610	233,333
Ovintiv, Inc.(a)	6,271	253,223
Range Resources Corp.(a)	9,646	363,075
		2,212,252
Financials - 6.1%
Global Payments, Inc.(a)	3,160	262,533
PayPal Holdings, Inc.(a)(b)	4,096	274,678
WEX, Inc.(a)(b)	1,585	249,685
		786,896
Health Care - 3.6%
Biogen, Inc.(a)(b)	1,885	264,051
Universal Health Services, Inc. - Class B(a)	1,024	209,346
		473,397
Industrials - 17.6%
Allison Transmission Holdings, Inc.(a)	2,678	227,309
FedEx Corp.(a)	1,489	351,121
Genpact Ltd.(a)	7,816	327,412
Leidos Holdings, Inc.(a)	995	188,015
Lyft, Inc. - Class A(a)(b)	13,256	291,764
Owens Corning(a)	2,195	310,505
Science Applications International Corp.(a)	2,568	255,182
Timken Co.(a)	4,399	330,717
		2,282,025

	Shares	Value
Information Technology - 15.1%
Cognizant Technology Solutions Corp. - Class A(a)	4,860	$325,960
Dell Technologies, Inc. - Class C(a)	2,700	382,779
Dropbox, Inc. - Class A(a)(b)	8,755	264,489
EPAM Systems, Inc.(a)(b)	1,756	264,787
NetApp, Inc.(a)	1,461	173,070
QUALCOMM, Inc.(a)	2,114	351,685
Skyworks Solutions, Inc.(a)	2,581	198,686
		1,961,456
Materials - 7.0%
Alcoa Corp.(a)	10,866	357,383
CF Industries Holdings, Inc.(a)	3,867	346,870
Sealed Air Corp.(a)	5,855	206,974
		911,227
Utilities - 1.6%
NRG Energy, Inc.(a)	1,300	210,535
TOTAL COMMON STOCKS (Cost $12,236,126)		12,573,021
AFFILIATED EXCHANGE TRADED FUNDS - 3.8%
Amplify Cash Flow Dividend Leaders ETF(c)	15,500	494,641
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $494,083)		494,641
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%
Invesco Government & Agency Portfolio - Institutional Class, 4.06%(d)	23,006	23,006
TOTAL MONEY MARKET FUNDS (Cost $23,006)		23,006
TOTAL INVESTMENTS - 100.9% (Cost $12,753,215)		$13,090,668
Liabilities in Excess of Other Assets - (0.9)%		(121,720)
TOTAL NET ASSETS - 100.0%		$12,968,948

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS®is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(b)	Non-income producing security.
(c)	Affiliated security as defined by the Investment Company Act of 1940.
(d)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

18

AMPLIFY COWS COVERED CALL ETF
SCHEDULE OF WRITTEN OPTIONS
September 30, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.0)%
Call Options - (1.0)%(a)(b)
Abercrombie & Fitch Co., Expiration: 10/17/2025; Exercise Price: $98.00	$(205,320)	(24)	$(1,140)
Alcoa Corp., Expiration: 10/17/2025; Exercise Price: $36.00	(305,877)	(93)	(4,557)
Allison Transmission Holdings, Inc., Expiration: 10/17/2025; Exercise Price: $95.00	(195,224)	(23)	(1,840)
APA Corp., Expiration: 10/17/2025; Exercise Price: $26.00	(252,512)	(104)	(3,744)
Best Buy Co., Inc., Expiration: 10/17/2025; Exercise Price: $77.00	(211,736)	(28)	(4,704)
Biogen, Inc., Expiration: 10/17/2025; Exercise Price: $152.50	(224,128)	(16)	(760)
BorgWarner, Inc., Expiration: 10/17/2025; Exercise Price: $47.50	(237,384)	(54)	(540)
CF Industries Holdings, Inc., Expiration: 10/17/2025; Exercise Price: $92.50	(296,010)	(33)	(4,867)
Cognizant Technology Solutions Corp., Expiration: 10/17/2025; Exercise Price: $75.00	(288,401)	(43)	(538)
Coterra Energy, Inc., Expiration: 10/17/2025; Exercise Price: $25.00	(203,390)	(86)	(1,505)
Dell Technologies, Inc., Expiration: 10/17/2025; Exercise Price: $146.00	(297,717)	(21)	(7,087)
Dropbox, Inc., Expiration: 10/17/2025; Exercise Price: $32.00	(217,512)	(72)	(1,440)
EPAM Systems, Inc., Expiration: 10/17/2025; Exercise Price: $170.00	(211,106)	(14)	(1,645)
EQT Corp., Expiration: 10/17/2025; Exercise Price: $53.00	(326,580)	(60)	(15,270)
Etsy, Inc., Expiration: 10/17/2025; Exercise Price: $70.00	(265,560)	(40)	(7,840)
Expedia Group, Inc., Expiration: 10/17/2025; Exercise Price: $235.00	(192,375)	(9)	(333)
FedEx Corp., Expiration: 10/17/2025; Exercise Price: $242.50	(306,553)	(13)	(4,095)
Gap, Inc., Expiration: 10/17/2025; Exercise Price: $24.00	(216,039)	(101)	(758)
Genpact Ltd., Expiration: 10/17/2025; Exercise Price: $45.00	(305,797)	(73)	(1,095)
Global Payments, Inc., Expiration: 10/17/2025; Exercise Price: $95.00	(232,624)	(28)	(560)
Leidos Holdings, Inc., Expiration: 10/17/2025; Exercise Price: $195.00	(151,168)	(8)	(1,380)
LKQ Corp., Expiration: 10/17/2025; Exercise Price: $32.50	(146,592)	(48)	(600)
Lyft, Inc., Expiration: 10/17/2025; Exercise Price: $29.00	(224,502)	(102)	(816)
Magnolia Oil & Gas Corp., Expiration: 10/17/2025; Exercise Price: $25.00	(162,316)	(68)	(2,380)
Matador Resources Co., Expiration: 10/17/2025; Exercise Price: $50.00	(278,566)	(62)	(2,015)
Match Group, Inc., Expiration: 10/17/2025; Exercise Price: $41.00	(215,452)	(61)	(2,989)
Mattel, Inc., Expiration: 10/17/2025; Exercise Price: $18.00	(205,326)	(122)	(1,525)
NetApp, Inc., Expiration: 10/17/2025; Exercise Price: $130.00	(130,306)	(11)	(330)
Nexstar Media Group, Inc., Expiration: 10/17/2025; Exercise Price: $220.00	(257,062)	(13)	(1,625)
NOV, Inc., Expiration: 10/17/2025; Exercise Price: $14.00	(209,350)	(158)	(3,160)
NRG Energy, Inc., Expiration: 10/17/2025; Exercise Price: $187.50	(178,145)	(11)	(385)
Omnicom Group, Inc., Expiration: 10/17/2025; Exercise Price: $80.00	(244,590)	(30)	(10,050)
Ovintiv, Inc., Expiration: 10/17/2025; Exercise Price: $45.00	(230,166)	(57)	(1,140)
Owens Corning, Expiration: 10/17/2025; Exercise Price: $155.00	(268,774)	(19)	(1,330)
Paramount Skydance Corp., Expiration: 10/17/2025; Exercise Price: $25.00	(293,260)	(155)	(930)
PayPal Holdings, Inc., Expiration: 10/17/2025; Exercise Price: $72.50	(248,122)	(37)	(1,943)
QUALCOMM, Inc., Expiration: 10/17/2025; Exercise Price: $180.00	(299,448)	(18)	(1,215)
Range Resources Corp., Expiration: 10/17/2025; Exercise Price: $38.00	(319,940)	(85)	(8,712)
Science Applications International Corp., Expiration: 10/17/2025; Exercise Price: $110.00	(218,614)	(22)	(770)
Sealed Air Corp., Expiration: 10/17/2025; Exercise Price: $35.00	(176,750)	(50)	(7,125)
Skyworks Solutions, Inc., Expiration: 10/17/2025; Exercise Price: $90.00	(169,356)	(22)	(385)
Timken Co., Expiration: 10/17/2025; Exercise Price: $80.00	(278,166)	(37)	(3,053)
T-Mobile US, Inc., Expiration: 10/17/2025; Exercise Price: $250.00	(119,690)	(5)	(615)
Universal Health Services, Inc., Expiration: 10/17/2025; Exercise Price: $210.00	(163,552)	(8)	(2,320)
Warner Bros Discovery, Inc., Expiration: 10/17/2025; Exercise Price: $25.00	(371,070)	(190)	(855)
WEX, Inc., Expiration: 10/17/2025; Exercise Price: $170.00	(189,036)	(12)	(1,800)
TOTAL WRITTEN OPTIONS (Premiums received $105,380)			$(123,766)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
The accompanying notes are an integral part of these financial statements.

19

Amplify CWP Enhanced Dividend Income ETF
Schedule of Investments
September 30, 2025

	Shares	Value
COMMON STOCKS - 86.6%
Communication Services - 5.8%
Meta Platforms, Inc. - Class A	277,027	$203,443,088
Verizon Communications, Inc.	2,332,627	102,518,957
		305,962,045
Consumer Discretionary - 13.4%
Home Depot, Inc.	646,045	261,770,973
McDonald’s Corp.	689,784	209,618,460
TJX Cos., Inc.	1,588,767	229,640,382
		701,029,815
Consumer Staples - 2.8%
Procter & Gamble Co.	974,479	149,728,698
Energy - 3.1%
Chevron Corp.	1,066,931	165,683,715
Financials - 24.7%
American Express Co.(a)	797,031	264,741,817
CME Group, Inc.	962,279	259,998,163
Goldman Sachs Group, Inc.(a)	311,839	248,332,988
JPMorgan Chase & Co.(a)	816,336	257,496,864
Visa, Inc. - Class A	771,024	263,212,173
		1,293,782,005
Health Care - 2.0%
Merck & Co., Inc.	1,258,653	105,638,746
Industrials - 14.5%
Caterpillar, Inc.(a)	609,738	290,936,487
Honeywell International, Inc.	948,239	199,604,310
RTX Corp.(a)	1,611,659	269,678,900
		760,219,697
Information Technology - 14.7%
Apple, Inc.(a)	1,118,248	284,739,488
International Business Machines Corp.(a)	789,647	222,806,798
Microsoft Corp.	505,427	261,785,915
		769,332,201
Materials - 3.2%
Agnico Eagle Mines Ltd.(a)	992,720	167,332,883
Utilities - 2.4%
Duke Energy Corp.	1,024,223	126,747,596
TOTAL COMMON STOCKS (Cost $3,650,593,809)		4,545,457,401
EXCHANGE TRADED FUNDS - 4.0%
SPDR Dow Jones Industrial Average ETF Trust	450,955	209,125,872
TOTAL EXCHANGE TRADED FUNDS (Cost $207,850,032)		209,125,872

	Shares	Value
AFFILIATED EXCHANGE TRADED FUNDS - 3.6%
Amplify Samsung SOFR ETF(b)(c)	1,902,160	$190,529,857
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $190,793,158)		190,529,857
SHORT-TERM INVESTMENTS
Money Market Funds - 6.0%
Invesco Government & Agency Portfolio - Institutional Class, 4.06%(d)	312,130,968	312,130,968
TOTAL MONEY MARKET FUNDS (Cost $312,130,968)		312,130,968
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.0%(e)
First American Government Obligations Fund - Class X, 4.05%(d)	419,225	419,225
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $419,225)		419,225
TOTAL INVESTMENTS - 100.2% (Cost $4,361,787,192)		$5,257,663,323
Liabilities in Excess of Other Assets - (0.2)%		(11,497,480)
TOTAL NET ASSETS - 100.0%		$5,246,165,843

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS®is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(b)	All or a portion of this security is on loan as of September 30, 2025. The fair value of these securities was $410,677.
(c)	Affiliated security as defined by the Investment Company Act of 1940.
(d)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
(e)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

20

AMPLIFY CWP ENHANCED DIVIDEND INCOME ETF
SCHEDULE OF WRITTEN OPTIONS
September 30, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.2)%
Call Options - (0.2)%(a)(b)
Agnico Eagle Mines Ltd., Expiration: 10/03/2025; Exercise Price: $160.00	$(67,424,000)	(4,000)	$(3,560,000)
American Express Co., Expiration: 10/17/2025; Exercise Price: $360.00	(26,572,800)	(800)	(150,000)
Apple, Inc.
Expiration: 10/10/2025; Exercise Price: $250.00	(7,638,900)	(300)	(204,750)
Expiration: 10/17/2025; Exercise Price: $250.00	(152,778,000)	(6,000)	(4,755,000)
Caterpillar, Inc.
Expiration: 10/17/2025; Exercise Price: $470.00	(47,715,000)	(1,000)	(1,500,000)
Expiration: 10/17/2025; Exercise Price: $520.00	(76,344,000)	(1,600)	(110,400)
Goldman Sachs Group, Inc., Expiration: 10/17/2025; Exercise Price: $850.00	(19,908,750)	(250)	(154,375)
International Business Machines Corp., Expiration: 10/17/2025; Exercise Price: $280.00	(14,108,000)	(500)	(416,250)
JPMorgan Chase & Co.
Expiration: 10/17/2025; Exercise Price: $330.00	(25,234,400)	(800)	(195,200)
Expiration: 10/17/2025; Exercise Price: $335.00	(141,943,500)	(4,500)	(695,250)
RTX Corp., Expiration: 10/17/2025; Exercise Price: $165.00	(25,099,500)	(1,500)	(686,250)
TOTAL WRITTEN OPTIONS (Premiums received $7,698,499)			$(12,427,475)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
The accompanying notes are an integral part of these financial statements.

21

Amplify CWP Growth & Income ETF
Schedule of Investments
September 30, 2025

	Shares	Value
COMMON STOCKS - 96.9%
Communication Services - 18.8%
Alphabet, Inc. - Class A(a)	86,597	$21,051,731
AST SpaceMobile, Inc.(b)	14,492	711,267
Meta Platforms, Inc. - Class A	22,247	16,337,752
Netflix, Inc.(b)	8,943	10,721,941
ROBLOX Corp. - Class A(b)	24,090	3,336,947
Spotify Technology SA(a)(b)	3,935	2,746,630
T-Mobile US, Inc.(a)	24,131	5,776,479
Verizon Communications, Inc.	932	40,961
		60,723,708
Consumer Discretionary - 15.0%
Amazon.com, Inc.(a)(b)	82,973	18,218,382
Coupang, Inc.(b)	48,348	1,556,806
DoorDash, Inc. - Class A(b)	12,577	3,420,818
DraftKings, Inc. - Class A(b)	35,485	1,327,139
Hasbro, Inc.	47,378	3,593,621
Home Depot, Inc.	16,316	6,611,080
Tesla, Inc.(b)	31,029	13,799,217
		48,527,063
Consumer Staples - 5.7%
Altria Group, Inc.	55,809	3,686,743
Coca-Cola Co.	60,766	4,030,001
Costco Wholesale Corp.	5,490	5,081,709
PepsiCo, Inc.	10,819	1,519,420
Procter & Gamble Co.	26,333	4,046,065
		18,363,938
Financials - 6.5%
Allstate Corp.	20,895	4,485,112
Robinhood Markets, Inc. - Class A(a)(b)	48,438	6,935,353
Visa, Inc. - Class A	27,901	9,524,843
		20,945,308
Health Care - 3.0%
Cencora, Inc.	14,351	4,485,118
Eli Lilly & Co.(a)	6,693	5,106,759
		9,591,877
Industrials - 4.8%
Boeing Co.(b)	13,859	2,991,188
EMCOR Group, Inc.	1,700	1,104,218
Honeywell International, Inc.	18,533	3,901,197
Rocket Lab Corp.(b)	5,953	285,208
RTX Corp.	27,024	4,521,926
Uber Technologies, Inc.(b)	26,463	2,592,580
		15,396,317
Information Technology - 40.5%(c)
Advanced Micro Devices, Inc.(b)	50,430	8,159,070
Apple, Inc.	121,075	30,829,327
Broadcom, Inc.(a)	47,000	15,505,770
Cisco Systems, Inc.	70,085	4,795,215
Microsoft Corp.	55,335	28,660,763

	Shares	Value
NVIDIA Corp.	191,134	$35,661,782
Oracle Corp.(a)	12,641	3,555,155
Palantir Technologies, Inc. - Class A(b)	10,740	1,959,191
Unity Software, Inc.(b)	49,069	1,964,723
		131,090,996
Materials - 1.7%
Linde PLC	11,608	5,513,800
Real Estate - 0.9%
Jones Lang LaSalle, Inc.(b)	10,327	3,080,338
TOTAL COMMON STOCKS (Cost $289,513,404)		313,233,345
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 3.3%
Invesco Government & Agency Portfolio - Institutional Class, 4.06%(d)	10,636,643	10,636,643
TOTAL MONEY MARKET FUNDS (Cost $10,636,643)		10,636,643
TOTAL INVESTMENTS - 100.2% (Cost $300,150,047)		$323,869,988
Liabilities in Excess of Other Assets - (0.2)%		(644,896)
TOTAL NET ASSETS - 100.0%		$323,225,092

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS®is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(b)	Non-income producing security.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

22

AMPLIFY CWP GROWTH & INCOME ETF
SCHEDULE OF WRITTEN OPTIONS
September 30, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.9)%
Call Options - (1.9)%(a)(b)
Alphabet, Inc., Expiration: 10/10/2025; Exercise Price: $240.00	$(6,199,050)	(255)	$(174,675)
Amazon.com, Inc., Expiration: 10/10/2025; Exercise Price: $220.00	(5,401,422)	(246)	(103,320)
Broadcom, Inc., Expiration: 10/17/2025; Exercise Price: $332.50	(6,862,128)	(208)	(221,000)
Eli Lilly & Co., Expiration: 10/17/2025; Exercise Price: $730.00	(1,373,400)	(18)	(76,005)
NASDAQ 100 Index, Expiration: 10/17/2025; Exercise Price: $23,350.00	(78,975,968)	(32)	(4,528,320)
Oracle Corp., Expiration: 10/17/2025; Exercise Price: $290.00	(1,771,812)	(63)	(61,740)
Robinhood Markets, Inc., Expiration: 01/16/2026; Exercise Price: $110.00	(3,149,960)	(220)	(906,950)
Spotify Technology SA, Expiration: 10/10/2025; Exercise Price: $692.50	(907,400)	(13)	(29,770)
T-Mobile US, Inc., Expiration: 10/03/2025; Exercise Price: $242.50	(2,345,924)	(98)	(9,800)
TOTAL WRITTEN OPTIONS (Premiums received $5,069,203)			$(6,111,580)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
The accompanying notes are an integral part of these financial statements.

23

Amplify CWP International Enhanced Dividend Income ETF
Schedule of Investments
September 30, 2025

	Shares	Value
COMMON STOCKS - 96.9%
Communication Services - 11.4%
America Movil SAB de CV - ADR	214,828	$4,511,388
NetEase, Inc. - ADR(a)	76,751	11,665,385
Nintendo Co. Ltd. - ADR	312,362	6,665,805
Telefonica SA - ADR	518,993	2,636,484
Tencent Holdings Ltd. - ADR	117,994	10,047,189
Tencent Music Entertainment Group - ADR	372,664	8,697,978
Vodafone Group PLC - ADR	549,135	6,369,966
		50,594,195
Consumer Discretionary - 15.8%
Alibaba Group Holding Ltd. - ADR(a)	134,406	24,022,384
Atour Lifestyle Holdings Ltd. - ADR	259,235	9,744,644
Coupang, Inc.(a)(b)	147,567	4,751,657
Ferrari NV	10,301	4,998,251
Melco Resorts & Entertainment Ltd. - ADR(b)	451,089	4,136,486
MercadoLibre, Inc.(b)	1,586	3,706,387
Sea Ltd. - ADR(a)(b)	46,720	8,350,266
Sony Group Corp. - ADR(c)	366,915	10,563,483
		70,273,558
Consumer Staples - 4.0%
British American Tobacco PLC - ADR(a)	175,224	9,300,890
Fomento Economico Mexicano SAB de CV - ADR	45,110	4,449,199
Philip Morris International, Inc.	25,137	4,077,222
		17,827,311
Energy - 8.9%
Cameco Corp.(a)	109,518	9,184,180
Enbridge, Inc.	215,415	10,869,841
Eni SpA - ADR	146,084	5,105,636
Imperial Oil Ltd.(c)	91,692	8,320,132
Petroleo Brasileiro SA - Petrobras - ADR	187,017	2,367,635
TotalEnergies SE - ADR	64,641	3,858,421
		39,705,845
Financials - 20.4%
Banco Bilbao Vizcaya Argentaria SA - ADR	479,089	9,222,463
Banco Santander SA - ADR	500,176	5,241,845
Bank of Montreal	16,805	2,188,851
Barclays PLC - ADR	666,132	13,768,949
Grupo Cibest SA - ADR	284,643	14,784,357
ICICI Bank Ltd. - ADR(a)	363,553	10,990,207
Mitsubishi UFJ Financial Group, Inc. - ADR(c)	1,066,591	17,001,461
Sony Financial Group, Inc. - ADR(b)	72,616	80,604

	Shares	Value
Sumitomo Mitsui Financial Group, Inc. - ADR(c)	786,865	$13,172,120
XP, Inc. - Class A	228,032	4,284,721
		90,735,578
Health Care - 5.2%
AstraZeneca PLC - ADR	104,642	8,028,135
Novartis AG - ADR	118,905	15,248,377
		23,276,512
Industrials - 7.5%
Airbus SE - ADR	80,194	4,668,895
Elbit Systems Ltd.	6,627	3,378,444
Embraer SA - ADR	200,033	12,091,995
Grupo Aeroportuario del Centro Norte SAB de CV - ADR	23,675	2,459,122
Siemens AG - ADR(c)	80,576	10,878,566
		33,477,022
Information Technology - 9.1%
ASE Technology Holding Co. Ltd. - ADR	272,758	3,024,886
ASML Holding NV	10,064	9,742,858
SAP SE - ADR(c)	39,470	10,546,778
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR(a)	61,699	17,231,914
		40,546,436
Materials - 10.5%
Agnico Eagle Mines Ltd.(a)	91,892	15,489,316
ArcelorMittal SA	91,992	3,325,511
Cemex SAB de CV - ADR	205,590	1,848,254
CRH PLC	38,027	4,559,437
Southern Copper Corp.	91,716	11,130,594
Wheaton Precious Metals Corp.(a)	91,974	10,286,372
		46,639,484
Utilities - 4.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP - ADR	189,623	4,719,716
Enel SpA - ADR(c)	425,249	4,022,856
Korea Electric Power Corp. - ADR	380,348	4,963,541
RWE AG - ADR(c)	101,680	4,550,180
		18,256,293
TOTAL COMMON STOCKS (Cost $355,918,517)		431,332,234
AFFILIATED EXCHANGE TRADED FUNDS - 0.5%
Amplify Samsung SOFR ETF(c)(d)	22,382	2,241,893
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $2,243,880)		2,241,893

The accompanying notes are an integral part of these financial statements.

24

Amplify CWP International Enhanced Dividend Income ETF
Schedule of Investments
September 30, 2025(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 10.7%
First American Government Obligations Fund - Class X, 4.05%(e)	47,539,824	$47,539,824
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $47,539,824)		47,539,824
MONEY MARKET FUNDS - 2.8%
Invesco Government & Agency Portfolio - Institutional Class, 4.06%(e)	12,317,619	12,317,619
TOTAL MONEY MARKET FUNDS (Cost $12,317,619)		12,317,619
TOTAL INVESTMENTS - 110.9% (Cost $418,019,840)		$493,431,570
Liabilities in Excess of Other Assets - (10.9)%		(48,440,384)
TOTAL NET ASSETS - 100.0%		$444,991,186

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS®is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of September 30, 2025. The fair value of these securities was $46,368,540.
(d)	Affiliated security as defined by the Investment Company Act of 1940.
(e)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

25

AMPLIFY CWP INTERNATIONAL ENHANCED DIVIDEND INCOME ETF
SCHEDULE OF WRITTEN OPTIONS
September 30, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.2)%
Call Options - (0.2)%(a)(b)
Agnico Eagle Mines Ltd.
Expiration: 10/03/2025; Exercise Price: $162.50	$(4,214,000)	(250)	$(166,250)
Expiration: 10/17/2025; Exercise Price: $175.00	(2,528,400)	(150)	(45,000)
Alibaba Group Holding Ltd.
Expiration: 10/17/2025; Exercise Price: $177.50	(4,468,250)	(250)	(203,125)
Expiration: 10/17/2025; Exercise Price: $185.00	(4,468,250)	(250)	(127,500)
British American Tobacco PLC, Expiration: 10/17/2025; Exercise Price: $50.00	(2,123,200)	(400)	(124,000)
Cameco Corp., Expiration: 10/17/2025; Exercise Price: $95.00	(2,096,500)	(250)	(16,375)
Coupang, Inc., Expiration: 10/17/2025; Exercise Price: $37.00	(1,288,000)	(400)	(8,400)
ICICI Bank Ltd.
Expiration: 10/17/2025; Exercise Price: $30.00	(2,116,100)	(700)	(50,750)
Expiration: 10/17/2025; Exercise Price: $32.00	(2,116,100)	(700)	(7,000)
NetEase, Inc., Expiration: 10/17/2025; Exercise Price: $175.00	(2,279,850)	(150)	(6,375)
Sea Ltd., Expiration: 10/17/2025; Exercise Price: $210.00	(1,787,300)	(100)	(2,700)
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 10/17/2025; Exercise Price: $300.00	(3,351,480)	(120)	(42,000)
Wheaton Precious Metals Corp.
Expiration: 10/03/2025; Exercise Price: $112.00	(2,796,000)	(250)	(40,625)
Expiration: 10/17/2025; Exercise Price: $115.00	(1,677,600)	(150)	(34,500)
TOTAL WRITTEN OPTIONS (Premiums received $982,019)			$(874,600)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
The accompanying notes are an integral part of these financial statements.

26

Amplify Cybersecurity ETF
Schedule of Investments
September 30, 2025

	Shares	Value
COMMON STOCKS - 99.7%
Industrials - 10.4%
General Dynamics Corp.	360,839	$123,046,099
Northrop Grumman Corp.	195,631	119,201,881
		242,247,980
Information Technology - 89.3%(a)
A10 Networks, Inc.(b)	3,086,381	56,017,815
Broadcom, Inc.	643,145	212,179,967
Check Point Software Technologies, Ltd.(c)	468,945	97,029,410
Cisco Systems, Inc.	2,084,153	142,597,748
Cloudflare, Inc. - Class A(c)	518,862	111,342,597
Crowdstrike Holdings, Inc. - Class A(c)	288,456	141,453,053
CyberArk Software, Ltd.(b)(c)	212,321	102,582,891
F5, Inc.(c)	277,781	89,776,041
Fastly, Inc. - Class A(c)	7,235,649	61,864,799
Fortinet, Inc.(c)	1,352,675	113,732,914
Gen Digital, Inc.	2,917,934	82,840,146
Okta, Inc.(c)	914,982	83,903,849
Palo Alto Networks, Inc.(c)	662,012	134,798,883
Qualys, Inc.(c)	515,840	68,261,107
Radware, Ltd.(c)	2,157,083	57,141,129
Rapid7, Inc.(c)	2,681,246	50,273,363
Rubrik, Inc. - Class A(c)	931,524	76,617,849
SentinelOne, Inc. - Class A(c)	3,926,695	69,149,099
Tenable Holdings, Inc.(c)	2,181,678	63,617,731
Trend Micro, Inc.	1,460,023	80,077,099
Varonis Systems, Inc.(c)	1,267,222	72,827,248
Zscaler, Inc.(c)	353,934	106,059,862
		2,074,144,600
TOTAL COMMON STOCKS (Cost $1,708,341,396)		2,316,392,580
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.3%
Invesco Government & Agency Portfolio - Institutional Class, 4.06%(d)	7,253,580	7,253,580
TOTAL MONEY MARKET FUNDS (Cost $7,253,580)		7,253,580

	Units	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.2%
Mount Vernon Liquid Assets Portfolio, LLC, 4.27%(d)	3,255,850	$3,255,850
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $3,255,850)		3,255,850
TOTAL INVESTMENTS - 100.2% (Cost $1,718,850,826)		$2,326,902,010
Liabilities in Excess of Other Assets - (0.2)%		(4,346,593)
TOTAL NET ASSETS - 100.0%		$2,322,555,417

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS®is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LLC - Limited Liability Company
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	All or a portion of this security is on loan as of September 30, 2025. The fair value of these securities was $3,187,740.
(c)	Non-income producing security.
(d)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

27

AMPLIFY DIGITAL PAYMENTS ETF
SCHEDULE OF INVESTMENTS
September 30, 2025

	Shares	Value
COMMON STOCKS - 99.8%
Communication Services - 0.4%
Ibotta, Inc. - Class A(a)	33,207	$924,815
Financials - 93.8%(b)
Adyen NV(a)(c)(d)	7,344	11,778,911
Affirm Holdings, Inc.(a)	152,553	11,148,573
American Express Co.	52,417	17,410,831
Block, Inc.(a)	158,431	11,449,808
Boku, Inc.(a)(c)(d)	338,177	1,019,812
Coinbase Global, Inc. - Class A(a)	37,818	12,763,197
Corpay, Inc.(a)	37,805	10,890,108
Dlocal Ltd.	111,398	1,590,763
Euronet Worldwide, Inc.(a)	53,151	4,667,189
EVERTEC, Inc.	48,558	1,640,289
Fidelity National Information Services, Inc.	169,547	11,179,929
Fiserv, Inc.(a)	117,132	15,101,829
Flywire Corp.(a)	146,625	1,985,303
Global Payments, Inc.	138,369	11,495,697
GMO Payment Gateway, Inc.	71,546	4,019,482
Green Dot Corp. - Class A(a)	70,941	952,738
Kakaopay Corp.(a)	42,713	1,637,831
Marqeta, Inc. - Class A(a)	392,682	2,073,361
Mastercard, Inc. - Class A	27,527	15,657,633
Nanduq PLC - ADR(a)(e)(f)	235,051	0
Nexi SpA(c)(d)	1,050,302	5,943,476
Pagseguro Digital Ltd. - Class A	269,420	2,694,200
PayPal Holdings, Inc.(a)	231,287	15,510,106
PayPoint PLC	78,938	798,094
Remitly Global, Inc.(a)	241,248	3,932,342
Shift4 Payments, Inc. - Class A(a)(f)	87,244	6,752,686
StoneCo Ltd. - Class A(a)	334,137	6,318,531
Toast, Inc. - Class A(a)	278,308	10,161,025
Visa, Inc. - Class A	46,484	15,868,708
Western Union Co.(f)	408,513	3,264,019
WEX, Inc.(a)	40,632	6,400,759
Wise PLC - Class A(a)	841,904	11,730,892
Worldline SA(a)(c)(d)(f)	237,628	767,839
Zip Co. Ltd.(a)	1,938,882	5,679,691
		244,285,652
Information Technology - 5.6%
ACI Worldwide, Inc.(a)	117,473	6,199,050
NCR Voyix Corp.(a)	139,225	1,747,274
PAX Global Technology, Ltd.	914,000	675,480
Q2 Holdings, Inc.(a)	79,970	5,789,028
		14,410,832
TOTAL COMMON STOCKS (Cost $279,720,237)		259,621,299

	Shares	Value
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 4.4%
First American Government Obligations Fund - Class X, 4.05%(g)	11,488,633	$11,488,633
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $11,488,633)		11,488,633
MONEY MARKET FUNDS - 0.3%
Invesco Government & Agency Portfolio - Institutional Class, 4.06%(g)	840,139	840,139
TOTAL MONEY MARKET FUNDS (Cost $840,139)		840,139
TOTAL INVESTMENTS - 104.5% (Cost $292,049,009)		$271,950,071
Liabilities in Excess of Other Assets - (4.5)%		(11,587,570)
TOTAL NET ASSETS - 100.0%		$260,362,501

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS®is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $19,510,038 or 7.5% of the Fund’s net assets.

(d)
Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. As of September 30, 2025, the value of these securities total $19,510,038 or 7.5% of the Fund’s net assets.

(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of September 30, 2025.

(f)	All or a portion of this security is on loan as of September 30, 2025. The fair value of these securities was $10,085,345.
(g)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

28

AMPLIFY ETHO CLIMATE LEADERSHIP U.S. ETF
SCHEDULE OF INVESTMENTS
September 30, 2025

	Shares	Value
COMMON STOCKS - 95.0%
Communication Services - 4.5%
Alphabet, Inc. - Class A	2,810	$683,111
Cable One, Inc.	1,634	289,300
Cargurus, Inc.(a)	14,900	554,727
Cars.com, Inc.(a)	38,514	470,641
Electronic Arts, Inc.	3,007	606,512
Eventbrite, Inc. - Class A(a)	205,709	518,386
John Wiley & Sons, Inc. - Class A	9,825	397,618
Netflix, Inc.(a)	477	571,885
New York Times Co. - Class A	8,950	513,730
Omnicom Group, Inc.	5,389	439,365
Paramount Skydance Corp.(b)	36,272	686,266
Pinterest, Inc. - Class A(a)	13,955	448,932
TEGNA, Inc.	23,869	485,257
T-Mobile US, Inc.	1,626	389,232
		7,054,962
Consumer Discretionary - 14.4%
Asbury Automotive Group, Inc.(a)	1,979	483,767
Booking Holdings, Inc.	98	529,128
Boot Barn Holdings, Inc.(a)	4,041	669,675
Burlington Stores, Inc.(a)	1,822	463,699
Carter’s, Inc.	10,673	301,192
Cheesecake Factory, Inc.	8,953	489,192
Chipotle Mexican Grill, Inc.(a)	8,645	338,798
Columbia Sportswear Co.	5,754	300,934
Crocs, Inc.(a)	4,088	341,552
Deckers Outdoor Corp.(a)	3,882	393,518
Dorman Products, Inc.(a)	3,602	561,480
Etsy, Inc.(a)	9,201	610,854
Five Below, Inc.(a)	5,794	896,332
Floor & Decor Holdings, Inc. - Class A(a)	5,394	397,538
Frontdoor, Inc.(a)	11,299	760,310
Gentherm, Inc.(a)	16,175	550,920
G-III Apparel Group Ltd.(a)	15,872	422,354
H&R Block, Inc.	7,914	400,211
Haverty Furniture Cos., Inc.	22,615	495,947
Helen of Troy Ltd.(a)	8,086	203,767
Home Depot, Inc.	1,198	485,418
Installed Building Products, Inc.	2,528	623,556
iRobot Corp.(a)	160,195	575,100
Kontoor Brands, Inc.	6,782	541,000
La-Z-Boy, Inc.	11,108	381,227
LCI Industries	5,099	474,972
Levi Strauss & Co. - Class A	28,323	659,926
Lithia Motors, Inc.	1,493	471,788
Meritage Homes Corp.	6,291	455,657
Modine Manufacturing Co.(a)	5,694	809,459
Movado Group, Inc.	26,758	507,599
O’Reilly Automotive, Inc.(a)	4,530	488,379
Planet Fitness, Inc. - Class A(a)	4,478	464,816
Pool Corp.	1,380	427,897

	Shares	Value
Ralph Lauren Corp.	1,964	$615,832
RH(a)	1,847	375,237
Rivian Automotive, Inc. - Class A(a)	34,741	509,998
Ross Stores, Inc.	3,392	516,907
Steven Madden Ltd.	16,333	546,829
TJX Cos., Inc.	3,561	514,707
Visteon Corp.	5,638	675,771
Wayfair, Inc. - Class A(a)	13,643	1,218,729
YETI Holdings, Inc.(a)	13,069	433,629
		22,385,601
Consumer Staples - 3.4%
elf Beauty, Inc.(a)	6,913	915,834
Estee Lauder Cos., Inc. - Class A	6,601	581,680
Hain Celestial Group, Inc.(a)	104,223	164,672
Marzetti Co.	2,483	429,038
Performance Food Group Co.(a)	5,502	572,428
PriceSmart, Inc.	4,925	596,861
Sprouts Farmers Market, Inc.(a)	2,836	308,557
SunOpta, Inc.(a)	88,997	521,522
TreeHouse Foods, Inc.(a)	15,969	322,734
USANA Health Sciences, Inc.(a)	16,038	441,847
Walmart, Inc.	4,937	508,807
		5,363,980
Financials - 13.7%
Ally Financial, Inc.	11,979	469,577
Amerant Bancorp, Inc.	21,311	410,663
American Express Co.	1,617	537,103
Arthur J Gallagher & Co.	1,247	386,246
Associated Banc-Corp.	19,402	498,825
Bank of Hawaii Corp.	6,340	416,158
Bank OZK	10,198	519,894
BankUnited, Inc.	12,770	487,303
Banner Corp.	6,845	448,348
BOK Financial Corp.	4,185	466,376
Brown & Brown, Inc.	3,493	327,608
Camden National Corp.	10,885	420,052
Cass Information Systems, Inc.	10,089	396,800
Cohen & Steers, Inc.	5,439	356,853
Columbia Banking System, Inc.	17,946	461,930
Comerica, Inc.	7,414	508,007
Commerce Bancshares, Inc.	6,998	418,200
Essent Group Ltd.	7,561	480,577
First Busey Corp.	20,420	472,723
First Citizens BancShares, Inc. - Class A	236	422,242
First Financial Bancorp	17,498	441,825
First Financial Bankshares, Inc.	12,130	408,175
First Horizon Corp.	22,471	508,069
Global Payments, Inc.	4,444	369,208
Hamilton Lane, Inc. - Class A	2,919	393,452
Hancock Whitney Corp.	8,296	519,413
Huntington Bancshares, Inc.	29,017	501,124
Jack Henry & Associates, Inc.	2,375	353,709

The accompanying notes are an integral part of these financial statements.

29

AMPLIFY ETHO CLIMATE LEADERSHIP U.S. ETF
SCHEDULE OF INVESTMENTS
September 30, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Financials - (Continued)
LPL Financial Holdings, Inc.	1,318	$438,485
M&T Bank Corp.	2,491	492,271
Mastercard, Inc. - Class A	799	454,479
MGIC Investment Corp.	17,991	510,405
NMI Holdings, Inc. - Class A(a)	12,337	473,001
OneMain Holdings, Inc.	9,191	518,924
PayPal Holdings, Inc.(a)	6,630	444,608
Piper Sandler Cos.	1,752	607,926
Primerica, Inc.	1,525	423,325
Prosperity Bancshares, Inc.	6,097	404,536
Selective Insurance Group, Inc.	4,742	384,434
Southside Bancshares, Inc.	15,350	433,638
Visa, Inc. - Class A	1,251	427,066
W R Berkley Corp.	6,115	468,531
WaFd, Inc.	15,486	469,071
Webster Financial Corp.	8,569	509,341
Wintrust Financial Corp.	3,860	511,218
WSFS Financial Corp.	8,359	450,801
Zions Bancorp NA	8,869	501,808
		21,324,328
Health Care - 12.7%
Agios Pharmaceuticals, Inc.(a)	14,914	598,648
Alnylam Pharmaceuticals, Inc.(a)	1,618	737,808
Amgen, Inc.	1,421	401,006
Amicus Therapeutics, Inc.(a)	53,193	419,161
Arrowhead Pharmaceuticals, Inc.(a)	34,070	1,175,074
AtriCure, Inc.(a)	13,456	474,324
Axsome Therapeutics, Inc.(a)	3,723	452,158
Bruker Corp.	10,409	338,188
Catalyst Pharmaceuticals, Inc.(a)	17,899	352,610
Corcept Therapeutics, Inc.(a)	3,801	315,901
Cytokinetics, Inc.(a)	10,801	593,623
DexCom, Inc.(a)	6,357	427,763
Edwards Lifesciences Corp.(a)	5,989	465,765
Encompass Health Corp.	4,291	545,043
Exact Sciences Corp.(a)	10,028	548,632
Exelixis, Inc.(a)	11,758	485,605
Glaukos Corp.(a)	4,410	359,636
Globus Medical, Inc. - Class A(a)	5,930	339,611
Haemonetics Corp.(a)	6,831	332,943
Halozyme Therapeutics, Inc.(a)	6,779	497,172
IDEXX Laboratories, Inc.(a)	1,041	665,084
Insulet Corp.(a)	1,666	514,344
Integer Holdings Corp.(a)	3,668	379,014
Intuitive Surgical, Inc.(a)	872	389,985
Ironwood Pharmaceuticals, Inc.(a)	294,236	385,449
Lantheus Holdings, Inc.(a)	4,433	227,369
Masimo Corporation(a)	2,597	383,187
Medpace Holdings, Inc.(a)	1,435	737,820
Merit Medical Systems, Inc.(a)	4,093	340,660
Moderna, Inc.(a)	15,780	407,597
Neogen Corp.(a)	51,893	296,309

	Shares	Value
Neurocrine Biosciences, Inc.(a)	4,018	$564,047
Penumbra, Inc.(a)	1,612	408,352
Premier, Inc. - Class A	22,994	639,233
Protagonist Therapeutics, Inc.(a)	8,945	594,216
Regeneron Pharmaceuticals, Inc.	682	383,468
Repligen Corp.(a)	3,400	454,478
Ultragenyx Pharmaceutical, Inc.(a)	11,947	359,366
United Therapeutics Corp.(a)	1,396	585,217
Veeva Systems, Inc. - Class A(a)	1,860	554,113
Vertex Pharmaceuticals, Inc.(a)	887	347,385
Waters Corp.(a)	1,170	350,778
		19,828,142
Industrials - 15.3%
AAON, Inc.	5,597	522,984
Alamo Group, Inc.	2,458	469,232
Applied Industrial Technologies, Inc.	1,945	507,742
Atkore, Inc.	7,260	455,492
Automatic Data Processing, Inc.	1,436	421,466
AZZ, Inc.	5,207	568,240
Bloom Energy Corp. - Class A(a)	22,227	1,879,737
Brady Corp. - Class A	6,176	481,913
Builders FirstSource, Inc.(a)	3,476	421,465
Dayforce, Inc.(a)	7,443	512,748
Ennis, Inc.	22,008	402,306
Forward Air Corp.(a)	21,607	554,003
Franklin Covey Co.(a)	15,716	305,048
Franklin Electric Co., Inc.	4,635	441,252
HNI Corp.	9,803	459,271
Hub Group, Inc. - Class A	11,668	401,846
Illinois Tool Works, Inc.	1,754	457,373
JBT Marel Corp.	3,542	497,474
Johnson Controls International PLC	5,415	595,379
Kadant, Inc.	1,300	386,854
Kelly Services, Inc. - Class A	32,980	432,698
Lennox International, Inc.	770	407,607
Liquidity Services, Inc.(a)	13,950	382,649
Matson, Inc.	3,383	333,530
MSA Safety, Inc.	3,038	522,749
MYR Group, Inc.(a)	3,901	811,525
NORDSON Corp.	2,207	500,879
Paychex, Inc.	2,819	357,336
Paycom Software, Inc.	1,983	412,742
Resideo Technologies, Inc.(a)	24,688	1,066,028
Robert Half, Inc.	8,001	271,874
Rockwell Automation, Inc.	1,680	587,210
Rush Enterprises, Inc. - Class A	8,121	434,230
SiteOne Landscape Supply, Inc.(a)	3,564	459,043
SS&C Technologies Holdings, Inc.	5,192	460,842
Steelcase, Inc. - Class A	39,712	683,046
Sunrun, Inc.(a)	74,567	1,289,263
Thermon Group Holdings, Inc.(a)	15,533	415,042
Trex Co., Inc.(a)	7,447	384,787
TriNet Group, Inc.	5,475	366,223
United Rentals, Inc.	700	668,262

The accompanying notes are an integral part of these financial statements.

30

AMPLIFY ETHO CLIMATE LEADERSHIP U.S. ETF
SCHEDULE OF INVESTMENTS
September 30, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - (Continued)
Verisk Analytics, Inc.	1,446	$363,683
Watts Water Technologies, Inc. - Class A	2,125	593,470
WW Grainger, Inc.	441	420,255
Xylem, Inc.	3,629	535,278
		23,902,076
Information Technology - 27.1%(c)
A10 Networks, Inc.	26,628	483,298
ACI Worldwide, Inc.(a)	7,855	414,508
Adobe, Inc.(a)	1,125	396,844
Advanced Micro Devices, Inc.(a)	4,255	688,416
Amkor Technology, Inc.	24,269	689,240
Analog Devices, Inc.	2,174	534,152
Apple, Inc.	1,971	501,876
Applied Materials, Inc.	3,024	619,134
Arista Networks, Inc.(a)	5,603	816,413
Asana, Inc. - Class A(a)	29,792	398,021
Autodesk, Inc.(a)	1,669	530,191
Badger Meter, Inc.	2,285	408,055
BILL Holdings, Inc.(a)	9,458	500,990
BlackLine, Inc.(a)	8,966	476,095
Box, Inc. - Class A(a)	14,065	453,878
Cadence Design System, Inc.(a)	1,708	599,952
Calix, Inc.(a)	12,249	751,721
CDW Corp.	2,716	432,605
Ciena Corp.(a)	7,184	1,046,493
Cisco Systems, Inc.	7,063	483,251
Cloudflare, Inc. - Class A(a)	3,920	841,193
Cognex Corp.	14,577	660,338
Cohu, Inc.(a)	29,507	599,877
CTS Corp.	10,454	417,533
Datadog, Inc. - Class A(a)	4,376	623,142
Docusign, Inc.(a)	5,334	384,528
Dropbox, Inc. - Class A(a)	16,252	490,973
Dynatrace, Inc.(a)	9,207	446,079
Enphase Energy, Inc.(a)	6,997	247,624
Entegris, Inc.	4,967	459,249
Extreme Networks, Inc.(a)	32,809	677,506
F5, Inc.(a)	1,631	527,123
FormFactor, Inc.(a)	15,343	558,792
Gartner, Inc.(a)	1,029	270,493
GoDaddy, Inc. - Class A(a)	2,410	329,760
HubSpot, Inc.(a)	754	352,721
Insight Enterprises, Inc.(a)	2,982	338,189
InterDigital, Inc.	2,105	726,709
International Business Machines Corp.	1,749	493,498
IPG Photonics Corp.(a)	6,853	542,689
KLA Corp.	645	695,697
Lattice Semiconductor Corp.(a)	8,247	604,670
Littelfuse, Inc.	2,205	571,117
Lumentum Holdings, Inc.(a)	7,009	1,140,434
Marvell Technology, Inc.	7,232	607,994

	Shares	Value
MaxLinear, Inc.(a)	40,851	$656,884
Microsoft Corp.	1,182	612,217
MKS, Inc.	5,407	669,224
MongoDB, Inc.(a)	2,493	773,777
Monolithic Power Systems, Inc.	766	705,210
NetApp, Inc.	5,051	598,341
NetScout Systems, Inc.(a)	21,136	545,943
Novanta, Inc.(a)	3,481	348,622
Nutanix, Inc. - Class A(a)	6,351	472,451
NVIDIA Corp.	4,085	762,179
Okta, Inc.(a)	4,214	386,424
Power Integrations, Inc.	8,591	345,444
Progress Software Corp.	8,398	368,924
PTC, Inc.(a)	2,793	567,035
Pure Storage, Inc. - Class A(a)	9,871	827,289
Qualcomm, Inc.	2,830	470,799
Rambus, Inc.(a)	8,355	870,591
RingCentral, Inc. - Class A(a)	17,470	495,100
Rogers Corp.(a)	6,407	515,507
Roper Technologies, Inc.	734	366,038
Salesforce, Inc.	1,621	384,177
ScanSource, Inc.(a)	12,719	559,509
ServiceNow, Inc.(a)	557	512,596
Teradyne, Inc.	5,243	721,647
Texas Instruments, Inc.	2,422	444,994
Trimble, Inc.(a)	6,590	538,074
Twilio, Inc. - Class A(a)	4,418	442,198
Universal Display Corp.	3,185	457,462
VeriSign, Inc.	1,709	477,785
Workday, Inc. - Class A(a)	1,843	443,665
Zoom Communications, Inc. - Class A(a)	5,865	483,863
Zscaler, Inc.(a)	2,181	653,558
		42,310,588
Materials - 1.6%
AptarGroup, Inc.	2,933	392,025
Balchem Corp.	2,615	392,407
Carpenter Technology Corporation	2,400	589,296
Element Solutions, Inc.	19,249	484,497
Kronos Worldwide, Inc.	58,133	333,683
Stepan Co.	7,897	376,687
		2,568,595
Real Estate - 0.3%
CoStar Group, Inc.(a)	5,480	462,348
Utilities - 2.0%
American States Water Co.	5,539	406,120
American Water Works Co., Inc.	2,955	411,306
California Water Service Group	8,997	412,872
Clearway Energy, Inc. - Class A	15,416	415,153
Middlesex Water Co.	7,004	379,057
Ormat Technologies, Inc.	6,121	589,146
XPLR Infrastructure LP	45,529	463,030
		3,076,684

The accompanying notes are an integral part of these financial statements.

31

AMPLIFY ETHO CLIMATE LEADERSHIP U.S. ETF
SCHEDULE OF INVESTMENTS
September 30, 2025(Continued)

	Shares	Value
TOTAL COMMON STOCKS (Cost $128,791,407)		$148,277,304
REAL ESTATE INVESTMENT TRUSTS - COMMON - 4.6%
Financials - 0.3%
AGNC Investment Corp.(b)	47,892	468,863
Real Estate - 4.3%
Agree Realty Corp.	5,736	407,485
American Assets Trust, Inc.	21,808	443,139
Apple Hospitality REIT, Inc.	34,703	416,783
Cousins Properties, Inc.	14,826	429,064
First Industrial Realty Trust, Inc.	8,096	416,701
Hudson Pacific Properties, Inc.(a)	146,619	404,668
Kimco Realty Corp.	20,537	448,733
Prologis, Inc.	3,896	446,170
Realty Income Corp.	7,711	468,752
Rexford Industrial Realty, Inc.	11,141	458,007
Ryman Hospitality Properties, Inc.	4,769	427,255
Simon Property Group, Inc.	2,630	493,572
Sunstone Hotel Investors, Inc.	46,293	433,765
WP Carey, Inc.	6,924	467,855
Xenia Hotels & Resorts, Inc.	37,064	508,518
		6,670,467
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $7,565,270)		7,139,330
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.7%
First American Government Obligations Fund - Class X, 4.05%(d)	1,179,824	1,179,824
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,179,824)		1,179,824
MONEY MARKET FUNDS - 0.4%
Invesco Government & Agency Portfolio - Institutional Class, 4.06%(d)	579,862	579,862
TOTAL MONEY MARKET FUNDS (Cost $579,862)		579,862
TOTAL INVESTMENTS - 100.7% (Cost $138,116,363)		$157,176,320
Liabilities in Excess of Other Assets - (0.7)%		(1,151,225)
TOTAL NET ASSETS - 100.0%		$156,025,095

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of September 30, 2025. The fair value of these securities was $1,120,457.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

32

AMPLIFY HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
September 30, 2025

	Shares	Value
INVESTMENT COMPANIES - 99.7%
Equity - 42.8%
abrdn Emerging Markets ex China Fund, Inc.	668,958	$4,334,848
abrdn Global Dynamic Dividend Fund(a)	683,911	9,109,695
abrdn Healthcare Investors	1,198,855	22,130,863
abrdn Life Sciences Investors	794,138	12,317,080
abrdn Total Dynamic Dividend Fund	2,128,219	20,132,952
abrdn World Healthcare Fund(a)	1,106,178	13,937,843
Adams Diversified Equity Fund, Inc.	295,117	6,581,109
Adams Natural Resources Fund, Inc.	272,359	5,861,166
BlackRock Enhanced International Dividend Trust	1,083,718	6,231,378
BlackRock ESG Capital Allocation Term Trust(a)	1,238,092	20,304,709
BlackRock Health Sciences Term Trust	1,332,633	19,216,568
BlackRock Science and Technology Term Trust	938,709	20,801,791
BlackRock Technology and Private Equity Term Trust	2,737,973	18,344,419
ClearBridge Energy Midstream Opportunity Fund, Inc.(a)	130,103	5,844,227
Eaton Vance Tax Managed Global Buy Write Opportunities Fund(a)	719,334	6,509,973
Eaton Vance Tax-Managed Global Diversified Equity Income Fund(a)	728,030	6,625,073
India Fund, Inc.	393,673	5,767,309
Liberty All-Star Equity Fund	976,416	6,190,477
Neuberger Berman Next Generation Connectivity Fund, Inc.	423,731	6,516,983
Nuveen NASDAQ 100 Dynamic Overwrite Fund	242,845	6,668,524
Nuveen Real Asset Income and Growth Fund(a)	754,104	10,745,982
NYLI CBRE Global Infrastructure Megatrends Term Fund	433,767	6,367,700
Tortoise Energy Infrastructure Corp.	144,252	6,215,819
Virtus Dividend Interest & Premium Strategy Fund	491,498	6,394,389
Virtus Total Return Fund, Inc.	837,287	5,400,501
Voya Global Equity Dividend and Premium Opportunity Fund	1,094,468	6,490,195
		265,041,573
Fixed Income - 56.9%
Aberdeen Asia-Pacific Income Fund, Inc.	1,129,578	18,400,826
abrdn Global Infrastructure Income Fund(a)	796,119	16,821,994
abrdn Income Credit Strategies Fund	3,228,950	18,727,910
Advent Convertible and Income Fund(a)	1,214,315	15,531,089

	Shares	Value
BlackRock Capital Allocation Term Trust(a)	1,303,212	$19,274,506
BlackRock Corporate High Yield Fund, Inc.	690,043	6,555,409
BlackRock Credit Allocation Income Trust	589,680	6,515,964
BlackRock Debt Strategies Fund, Inc.(a)	642,392	6,822,203
BlackRock Floating Rate Income Trust	745,433	9,057,011
BlackRock Multi-Sector Income Trust	463,248	6,202,891
Brookfield Real Assets Income Fund, Inc.	459,065	6,133,108
Calamos Convertible and High Income Fund	639,926	7,179,970
Calamos Long/Short Equity & Dynamic Income Trust	302,794	4,905,263
DoubleLine Income Solutions Fund	546,322	6,708,834
Eagle Point Income Co., Inc.	739,945	9,959,660
First Trust High Yield Opportunities 2027 Term Fund	441,008	6,390,206
First Trust Senior Floating Rate Income Fund II	714,654	7,146,540
Franklin Ltd. Duration Income Trust	657,957	4,191,186
Invesco Senior Income Trust	4,223,364	14,612,839
KKR Income Opportunities Fund	1,124,139	14,164,151
Nuveen Core Plus Impact Fund	790,913	8,707,952
Nuveen Credit Strategies Income Fund	3,571,101	18,819,702
Nuveen Floating Rate Income Fund/Closed-end Fund	2,290,996	18,740,347
Nuveen Multi-Asset Income Fund	919,362	11,933,319
Nuveen Preferred & Income Opportunities Fund(a)	836,745	6,861,309
Nuveen Variable Rate Preferred & Income Fund	333,500	6,656,660
RiverNorth Opportunities Fund, Inc.(a)	603,150	7,237,800
Saba Capital Income & Opportunities Fund(a)	1,169,800	9,089,346
Virtus Convertible & Income Fund	621,398	9,320,970
Virtus Convertible & Income Fund II	523,378	7,159,811
Western Asset Diversified Income Fund(a)	1,332,621	19,602,855
Western Asset Emerging Markets Debt Fund, Inc.	623,598	6,435,531
Western Asset High Income Fund II, Inc.	2,476,447	10,772,544
Western Asset High Income Opportunity Fund, Inc.	1,429,226	5,488,228
		352,127,934
TOTAL INVESTMENT COMPANIES (Cost $588,261,286)		617,169,507

The accompanying notes are an integral part of these financial statements.

33

AMPLIFY HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
September 30, 2025(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 4.2%
First American Government Obligations Fund - Class X, 4.05%(b)	26,237,325	$26,237,325
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $26,237,325)		26,237,325
MONEY MARKET FUNDS - 0.1%
Invesco Government & Agency Portfolio - Institutional Class, 4.06%(b)	561,277	561,277
TOTAL MONEY MARKET FUNDS (Cost $561,277)		561,277
TOTAL INVESTMENTS - 104.0% (Cost $615,059,888)		$643,968,109
Liabilities in Excess of Other Assets - (4.0)%		(24,879,316)
TOTAL NET ASSETS - 100.0%		$619,088,793

Percentages are stated as a percent of net assets.
(a)	All or a portion of this security is on loan as of September 30, 2025. The fair value of these securities was $25,569,230.
(b)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

34

AMPLIFY JUNIOR SILVER MINERS ETF
SCHEDULE OF INVESTMENTS
September 30, 2025

	Shares	Value
COMMON STOCKS - 99.9%
Materials - 99.9%(a)
AbraSilver Resource Corp.(b)	2,252,309	$12,189,081
Aftermath Silver Ltd.(b)	4,517,712	3,084,538
Americas Gold & Silver Corp.(b)	2,526,072	9,422,390
Andean Precious Metals Corp.(b)	820,530	4,894,638
Artemis Gold, Inc.(b)	2,474,824	64,903,211
Avino Silver & Gold Mines Ltd.(b)(c)	7,192,739	37,761,880
Aya Gold & Silver, Inc.(b)(c)	4,767,525	55,165,411
Boliden AB(b)	2,504,515	101,910,441
Chesapeake Gold Corp.(b)	443,321	688,209
Cia de Minas Buenaventura SAA - ADR	3,134,020	76,250,707
Coeur Mining, Inc.(b)	18,188,671	341,219,468
Copper Fox Metals, Inc.(b)	3,015,011	790,915
Discovery Silver Corp.(b)	17,607,699	65,298,064
Dolly Varden Silver Corp.(b)	963,373	4,839,713
Endeavour Silver Corp.(b)	17,537,080	137,490,707
Falco Resources Ltd.(b)(c)	4,167,869	1,003,476
First Majestic Silver Corp.	20,921,385	257,123,822
First Mining Gold Corp.(b)	13,226,395	2,709,158
Fortuna Mining Corp.(b)	8,901,631	79,758,614
Franco-Nevada Corp.	305,067	68,002,485
Fresnillo PLC	836,330	26,571,605
GoGold Resources, Inc.(b)	4,150,634	8,054,270
Guanajuato Silver Co. Ltd.(b)	5,959,434	2,312,846
Hecla Mining Co.	28,081,753	339,789,211
Hochschild Mining PLC	6,087,819	29,127,772
Hycroft Mining Holding Corp.(b)(c)	1,566,287	9,710,979
i-80 Gold Corp.(b)(c)	10,563,944	10,092,792
IMPACT Silver Corp.(b)	5,311,164	1,126,055
Industrias Penoles SAB de CV(b)	380,538	16,984,460
KGHM Polska Miedz SA(b)	1,694,479	74,732,042
Kingsgate Consolidated, Ltd.(b)	2,550,781	6,491,655
McEwen, Inc.(b)	905,188	15,478,715
OR Royalties, Inc.(c)	2,337,163	93,673,493
Osisko Metals, Inc.(b)	7,606,492	2,405,388
Pan American Silver Corp.	1,486,430	57,569,434
Paramount Gold Nevada Corp.(b)	1,325,858	1,630,805
Royal Gold, Inc.	155,501	31,190,391
Santacruz Silver Mining Ltd.(b)	4,866,046	9,652,355
Seabridge Gold, Inc.(b)(c)	3,052,549	73,719,058
Silver Mines Ltd.(b)	46,974,416	6,693,464
Silver Storm Mining Ltd.(b)(c)	10,840,099	1,947,696
Silvercorp Metals, Inc.	10,953,284	69,224,755
Skeena Resources Ltd.(b)	1,918,962	35,347,848
Sombrero Resources, Inc.(b)	585,867	59,159
SSR Mining, Inc.(b)	4,696,681	114,692,950
Trevali Mining Corp.(b)(d)	967,999	0
Trilogy Metals, Inc.(b)	3,625,129	7,612,771
Triple Flag Precious Metals Corp.	2,393,398	70,030,826
Tudor Gold Corp. - Class A(b)(c)	2,143,233	1,617,360
Vizsla Silver Corp.(b)(c)	14,390,320	62,166,182
Volcan Cia Minera SAA(b)	19,355,267	2,680,669

	Shares	Value
Western Copper & Gold Corp.(b)	3,358,509	$6,616,263
Wheaton Precious Metals Corp.	1,223,456	136,831,319
TOTAL COMMON STOCKS (Cost $1,455,488,527)		2,650,341,516
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.8%
First American Government Obligations Fund - Class X, 4.05%(e)	74,417,724	74,417,724
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $74,417,724)		74,417,724
MONEY MARKET FUNDS - 0.1%
Invesco Government & Agency Portfolio - Institutional Class, 4.06%(e)	1,612,949	1,612,949
TOTAL MONEY MARKET FUNDS (Cost $1,612,949)		1,612,949
TOTAL INVESTMENTS - 102.8% (Cost $1,531,519,200)		$2,726,372,189
Liabilities in Excess of Other Assets - (2.8)%		(75,028,410)
TOTAL NET ASSETS - 100.0%		$2,651,343,779

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS®is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of September 30, 2025. The fair value of these securities was $71,524,910.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of September 30, 2025.

(e)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

35

Amplify Lithium & Battery Technology ETF
Schedule of Investments
September 30, 2025

	Shares	Value
COMMON STOCKS - 99.6%
Consumer Discretionary - 20.6%
BYD Co. Ltd. - Class H	166,356	$2,355,763
Li Auto, Inc. - ADR(a)(b)	49,655	1,258,258
Lucid Group, Inc.(a)(b)	34,194	813,475
NIO, Inc. - ADR(a)	193,602	1,475,247
QuantumScape Corp.(a)	104,854	1,291,801
Rivian Automotive, Inc. - Class A(a)	84,180	1,235,763
Tesla, Inc.(a)	12,393	5,511,415
Vinfast Auto Ltd.(a)(b)	184,433	593,874
Yadea Group Holdings Ltd.(c)(d)	450,154	802,323
Zhejiang Leapmotor Technology Co. Ltd. - Class H(a)(c)(d)	104,095	887,529
		16,225,448
Industrials - 18.4%
Advanced Energy Solution Holding Co. Ltd.	18,666	710,432
Bloom Energy Corp. - Class A(a)	27,368	2,314,512
Contemporary Amperex Technology Co. Ltd. - Class A	108,081	6,103,655
Ecopro BM Co. Ltd.(a)	10,064	810,543
Ecopro Materials Co. Ltd.(a)	20,393	687,494
EnerSys	9,566	1,080,575
LG Energy Solution Ltd.(a)	4,372	1,082,834
Zhejiang Huayou Cobalt Co. Ltd. - Class A	176,800	1,636,750
		14,426,795
Information Technology - 7.2%
NAURA Technology Group Co. Ltd. - Class A	30,430	1,933,733
Samsung SDI Co. Ltd.	7,045	1,029,347
Simplo Technology Co. Ltd.	60,888	739,174
TDK Corp.	137,186	1,993,063
		5,695,317
Materials - 53.4%(e)
Albemarle Corp.	15,616	1,266,145
Antofagasta PLC	40,792	1,509,230
BHP Group Ltd.	166,364	4,681,829
Capstone Copper Corp.(a)	137,736	1,169,821
China Nonferrous Mining Corp. Ltd.	799,253	1,538,536
First Quantum Minerals Ltd.(a)	70,798	1,601,438
Freeport-McMoRan, Inc.	77,384	3,035,000
Ganfeng Lithium Group Co. Ltd. - Class H(c)(d)	233,617	1,295,079
GMK Norilskiy Nickel PAO - ADR(a)(f)	182,937	0
Grupo Mexico SAB de CV - Class B	373,445	3,249,635
Hudbay Minerals, Inc.	95,597	1,449,251
Jiangxi Copper Co. Ltd. - Class H	385,132	1,509,458
Johnson Matthey PLC	37,720	1,019,665
Leo Lithium Ltd.	742,011	108,017
Lundin Mining Corp.	98,689	1,472,145
Merdeka Battery Materials Tbk PT(a)	25,333,980	980,523
Mineral Resources Ltd.(a)	40,800	1,110,671

	Shares	Value
MMG Ltd.(a)	1,600,105	$1,387,918
MP Materials Corp.(a)	16,159	1,083,784
Pilbara Minerals Ltd.(a)	778,739	1,298,534
Resonac Holdings Corp.	36,734	1,247,195
Sandfire Resources Ltd.(a)	118,458	1,118,534
Sociedad Quimica y Minera de Chile SA - ADR(a)(b)	25,902	1,113,268
South32 Ltd.	562,757	1,020,310
Sumitomo Metal Mining Co. Ltd.	39,798	1,282,869
Teck Resources Ltd. - Class B	41,973	1,842,195
Tianqi Lithium Corp. - Class H(a)	160,010	924,042
Trimegah Bangun Persada Tbk PT	12,866,406	918,753
Umicore SA	52,402	929,609
Vale Indonesia Tbk PT	3,161,875	834,818
		41,998,272
TOTAL COMMON STOCKS (Cost $67,640,300)		78,345,832
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 4.8%
First American Government Obligations Fund - Class X, 4.05%(g)	3,763,140	3,763,140
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $3,763,140)		3,763,140
MONEY MARKET FUNDS - 0.2%
Invesco Government & Agency Portfolio - Institutional Class, 4.06%(g)	158,812	158,812
TOTAL MONEY MARKET FUNDS (Cost $158,812)		158,812
TOTAL INVESTMENTS - 104.6% (Cost $71,562,252)		$82,267,784
Liabilities in Excess of Other Assets - (4.6)%		(3,640,850)
TOTAL NET ASSETS - 100.0%		$78,626,934

The accompanying notes are an integral part of these financial statements.

36

Amplify Lithium & Battery Technology ETF
Schedule of Investments
September 30, 2025(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS®is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of September 30, 2025. The fair value of these securities was $3,605,400.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $2,984,931 or 3.8% of the Fund’s net assets.

(d)
Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. As of September 30, 2025, the value of these securities total $2,984,931 or 3.8% of the Fund’s net assets.

(e)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(f)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of September 30, 2025.

(g)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

37

Amplify Natural Resources Dividend Income ETF
Schedule of Investments
September 30, 2025

	Shares	Value
COMMON STOCKS - 99.1%
Coal & Consumable Fuels - 1.3%
Alliance Resource Partners LP	5,591	$141,369
Commodity Chemicals - 7.8%
Dow, Inc.	18,637	427,346
LyondellBasell Industries NV - Class A	8,422	413,015
		840,361
Diversified Chemicals - 3.9%
Huntsman Corp.	46,894	421,108
Fertilizers & Agricultural Chemicals - 4.1%
FMC Corp.	12,896	433,693
Integrated Oil & Gas - 7.9%
BP PLC - ADR	8,215	283,089
Petroleo Brasileiro SA - Petrobras - ADR	44,740	566,408
		849,497
Oil & Gas Drilling - 8.1%
Helmerich & Payne, Inc.	15,872	350,612
Noble Corp. PLC	11,325	320,271
Patterson-UTI Energy, Inc.	38,516	199,513
		870,396
Oil & Gas Equipment & Services - 6.6%
Atlas Energy Solutions, Inc.(a)	23,344	265,421
Kodiak Gas Services, Inc.	8,339	308,293
USA Compression Partners LP	5,450	130,800
		704,514
Oil & Gas Exploration & Production - 19.8%
APA Corp.	12,536	304,374
Black Stone Minerals LP	12,356	162,358
Canadian Natural Resources Ltd.	8,033	256,735
Civitas Resources, Inc.	9,645	313,462
Crescent Energy Co. - Class A	27,999	249,751
Dorchester Minerals LP	6,045	156,505
Kimbell Royalty Partners LP	14,600	196,954
Mach Natural Resources LP(a)	17,004	224,113
Northern Oil & Gas, Inc.	10,560	261,888
		2,126,140
Oil & Gas Refining & Marketing - 4.9%
CVR Energy, Inc.	11,641	424,664
Sunoco LP	2,034	101,720
		526,384
Oil & Gas Storage & Transportation - 34.7%(b)
Antero Midstream Corp.	14,479	281,472
Cheniere Energy Partners LP	1,801	96,930
Delek Logistics Partners LP	3,569	162,532
Enbridge, Inc.	6,016	303,567
Energy Transfer LP	6,742	115,693
Enterprise Products Partners LP	3,376	105,568
FLEX LNG Ltd.	24,414	615,233

	Shares	Value
Global Partners LP/MA	1,729	$82,992
Hess Midstream LP - Class A	2,928	101,162
Kinetik Holdings, Inc.	8,188	349,955
MPLX LP	2,309	115,335
ONEOK, Inc.	2,830	206,505
Pembina Pipeline Corp.	6,925	280,185
Plains All American Pipeline LP	6,812	116,213
South Bow Corp.(a)	13,387	378,718
TC Energy Corp.	4,980	270,962
Western Midstream Partners LP(a)	3,560	139,872
		3,722,894
TOTAL COMMON STOCKS (Cost $11,548,289)		10,636,356
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 10.2%
First American Government Obligations Fund - Class X, 4.05%(c)	1,088,958	1,088,958
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,088,958)		1,088,958
MONEY MARKET FUNDS - 0.4%
Invesco Government & Agency Portfolio - Institutional Class, 4.06%(c)	43,883	43,883
TOTAL MONEY MARKET FUNDS (Cost $43,883)		43,883
TOTAL INVESTMENTS - 109.7% (Cost $12,681,130)		$11,769,197
Liabilities in Excess of Other Assets - (9.7)%		(1,042,950)
TOTAL NET ASSETS - 100.0%		$10,726,247

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS®is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
LP - Limited Partnership
PLC - Public Limited Company
(a)	All or a portion of this security is on loan as of September 30, 2025. The fair value of these securities was $1,069,999.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

38

Amplify Online Retail ETF
Schedule of Investments
September 30, 2025

	Shares	Value
COMMON STOCKS - 99.8%
Omnichannel - 9.7%
Apple, Inc.	3,935	$1,001,969
Best Buy Co., Inc.	11,346	857,985
CarMax, Inc.(a)	11,720	525,876
Dick’s Sporting Goods, Inc.	4,109	913,102
Gap, Inc.	33,181	709,742
H & M Hennes & Mauritz AB - Class B(b)	10,198	190,024
Home Depot, Inc.	2,130	863,055
Industria de Diseno Textil SA	2,448	135,105
Kohl’s Corp.(b)	117,749	1,809,802
Lululemon Athletica, Inc.(a)	2,802	498,560
Macy’s, Inc.	66,553	1,193,295
Next PLC	891	148,440
NIKE, Inc. - Class B	13,170	918,344
Tapestry, Inc.	10,329	1,169,449
Target Corp.	8,088	725,494
Ulta Beauty, Inc.(a)	1,970	1,077,097
Victoria’s Secret & Co.(a)	40,140	1,089,400
Walmart, Inc.	7,864	810,464
Williams-Sonoma, Inc.	4,900	957,705
		15,594,908
Online Marketplace - 38.4%(c)
Affirm Holdings, Inc.(a)	63,682	4,653,881
Alibaba Group Holding Ltd.	68,700	1,562,889
BigCommerce Holdings, Inc.(a)	641,773	3,202,447
Copart, Inc.(a)	53,583	2,409,627
Coupang, Inc.(a)	40,608	1,307,578
Delivery Hero SE(a)(d)(e)	37,674	1,080,561
DoorDash, Inc. - Class A(a)	18,622	5,064,998
Etsy, Inc.(a)	71,367	4,738,055
Fiverr International Ltd.(a)	35,905	876,441
Global-e Online Ltd.(a)	28,765	1,028,636
JD.com, Inc. - Class A	62,050	1,104,561
KE Holdings, Inc. - ADR	32,754	622,326
Liquidity Services, Inc.(a)	104,116	2,855,902
Lyft, Inc. - Class A(a)	260,901	5,742,431
Maplebear, Inc.(a)	72,079	2,649,624
Meituan - Class B(a)(d)(e)	58,700	788,411
MercadoLibre, Inc.(a)	462	1,079,666
Mercari, Inc.(a)	64,900	1,000,185
Ozon Holdings PLC - ADR(a)(b)(f)	106,678	0
PayPal Holdings, Inc.(a)	47,765	3,203,121
PDD Holdings, Inc. - ADR(a)	9,571	1,264,999
Prosus NV	21,825	1,537,131
Rakuten Group, Inc.(a)	175,200	1,138,738
Sea Ltd. - ADR(a)	7,326	1,309,376
Shopify, Inc. - Class A(a)	11,068	1,644,815
Silicon2 Co. Ltd.(a)	39,457	1,288,002
Uber Technologies, Inc.(a)	39,223	3,842,677
Upwork, Inc.(a)	206,609	3,836,729
VTEX - Class A(a)	178,920	783,670
		61,617,477

	Shares	Value
Online Retail - 41.3%(c)
1-800-Flowers.com, Inc. - Class A(a)(b)	735,871	$3,385,007
Allegro.eu SA(a)(d)(e)	117,723	1,155,050
Amazon.com, Inc.(a)	17,387	3,817,664
ASKUL Corp.	96,000	1,019,250
Auto1 Group SE(a)	49,985	1,703,246
BuySell Technologies Co. Ltd.	71,900	1,815,939
Carvana Co.(a)	12,687	4,786,044
Chewy, Inc. - Class A(a)	84,981	3,437,481
DocMorris AG(a)	36,815	272,070
eBay, Inc.	47,036	4,277,924
HelloFresh SE(a)	94,264	810,325
Hims & Hers Health, Inc.(a)(b)	65,140	3,694,741
MSC Industrial Direct Co., Inc. - Class A	43,775	4,033,428
Oisix ra daichi, Inc.	98,800	1,188,798
Peloton Interactive, Inc. - Class A(a)	469,894	4,229,046
Redcare Pharmacy NV(a)(d)(e)	7,783	673,534
Revolve Group, Inc.(a)	192,229	4,094,478
Shutterstock, Inc.	189,473	3,950,512
Spotify Technology SA(a)	4,995	3,486,510
Temple & Webster Group Ltd.(a)	86,923	1,323,841
Vipshop Holdings Ltd. - ADR	73,745	1,448,352
Wayfair, Inc. - Class A(a)	108,078	9,654,608
Zalando SE(a)(d)(e)	30,568	934,216
ZOZO, Inc.	104,400	961,398
		66,153,462
Online Travel - 10.4%
Airbnb, Inc. - Class A(a)	26,738	3,246,528
Booking Holdings, Inc.	632	3,412,339
Expedia Group, Inc.	19,689	4,208,524
MakeMyTrip Ltd.(a)	7,771	727,365
Trip.com Group Ltd.	16,850	1,290,756
TripAdvisor, Inc.(a)	229,287	3,728,207
		16,613,719
TOTAL COMMON STOCKS (Cost $156,322,594)		159,979,566
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 6.4%
First American Government Obligations Fund - Class X, 4.05%(g)	10,221,423	10,221,423
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $10,221,423)		10,221,423

The accompanying notes are an integral part of these financial statements.

39

Amplify Online Retail ETF
Schedule of Investments
September 30, 2025(Continued)

	Shares	Value
MONEY MARKET FUNDS - 0.2%
Invesco Government & Agency Portfolio - Institutional Class, 4.06%(g)	396,374	$396,374
TOTAL MONEY MARKET FUNDS (Cost $396,374)		396,374
TOTAL INVESTMENTS - 106.4% (Cost $166,940,391)		$170,597,363
Liabilities in Excess of Other Assets - (6.4)%		(10,251,465)
TOTAL NET ASSETS - 100.0%		$160,345,898

Percentages are stated as a percent of net assets.
For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of September 30, 2025. The fair value of these securities was $8,352,398.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $4,631,772 or 2.9% of the Fund’s net assets.

(e)
Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. As of September 30, 2025, the value of these securities total $4,631,772 or 2.9% of the Fund’s net assets.

(f)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of September 30, 2025.

(g)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

40

Amplify Samsung SOFR ETF
Schedule of Investments
September 30, 2025

	Par	Value
REPURCHASE AGREEMENTS - 90.9%
Buckler Securities, LLC, 4.22%, dated 09/30/2025, matures 10/07/2025, repurchase price $80,009,378 (collateralized by U.S. Treasury Notes 4.22% 10/07/2025: total value $80,009,378)	$80,000,000	$80,000,000
Clear Street LLC, 4.27%, dated 09/30/2025, matures 10/01/2025, repurchase price $50,005,162 (collateralized by U.S. Treasury Notes 4.00% 10/01/2025: total value $49,941,216)	49,999,231	49,999,231
Curvature Securities, LLC, 4.27%, dated 09/30/2025, matures 10/01/2025, repurchase price $60,006,832 (collateralized by U.S. Treasury Notes 4.00% 10/01/2025: total value $59,795,699)	59,999,715	59,999,715
Mirae Asset Securities, Inc., 4.30%, dated 09/30/2025, matures 10/01/2025, repurchase price $60,407,214 (collateralized by U.S. Treasury Notes 0.86% 10/01/2025: total value $60,396,151)	60,400,000	60,400,000
TOTAL REPURCHASE AGREEMENTS (Cost $250,398,946)		250,398,946
COMMERCIAL PAPER - 9.1%
Brookfield Corporate Treasury Ltd., 4.39%, 10/16/2025(a)(b)	25,000,000	24,954,479
TOTAL COMMERCIAL PAPER (Cost $24,954,479)		24,954,479

	Shares
MONEY MARKET FUNDS - 0.0%(c)
Invesco Government & Agency Portfolio - Institutional Class, 4.06%(d)	12,792	12,792
TOTAL MONEY MARKET FUNDS (Cost $12,792)		12,792
TOTAL INVESTMENTS - 100.0% (Cost $275,366,217)		$275,366,217
Liabilities in Excess of Other Assets - (0.0)%(c)		(15,401)
TOTAL NET ASSETS - 100.0%		$ 275,350,816

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	The rate shown is the annualized yield as of September 30, 2025.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $24,954,479 or 9.1% of the Fund’s net assets.

(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

41

Amplify Samsung U.S. Natural Gas Infrastructure ETF
Schedule of Investments
September 30, 2025

	Shares	Value
COMMON STOCKS - 98.7%
Energy - 80.0%(a)
Archrock, Inc.	5,068	$133,339
Cheniere Energy, Inc.	434	101,981
DT Midstream, Inc.	1,400	158,284
Enbridge, Inc.	6,230	314,366
Energy Transfer LP	9,338	160,240
Expand Energy Corp.	252	26,773
FLEX LNG Ltd.	2,814	70,913
Golar LNG Ltd.	2,212	89,387
Kinder Morgan, Inc.	11,200	317,072
Kodiak Gas Services, Inc.	2,660	98,340
MPLX LP	6,034	301,398
ONEOK, Inc.	448	32,691
Plains GP Holdings LP	8,162	148,875
Solaris Energy Infrastructure, Inc.	7,126	284,826
Targa Resources Corp.	686	114,932
TC Energy Corp.	3,108	169,106
Venture Global, Inc. - Class A	7,504	106,482
Western Midstream Partners LP(b)	3,528	138,615
Williams Cos., Inc.	5,614	355,647
		3,123,267
Industrials - 9.1%
Bloom Energy Corp. - Class A(c)	1,582	133,790
Chart Industries, Inc.(c)	700	140,105
Worthington Enterprises, Inc.	1,484	82,347
		356,242
Materials - 2.3%
Air Products and Chemicals, Inc.	322	87,816
Utilities - 7.3%
PPL Corp.	2,702	100,406
Vistra Corp.	938	183,773
		284,179
TOTAL COMMON STOCKS (Cost $3,456,977)		3,851,504

	Shares	Value
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.4%
First American Government Obligations Fund - Class X, 4.05%(d)	134,314	$134,314
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $134,314)		134,314
MONEY MARKET FUNDS - 1.3%
Invesco Government & Agency Portfolio - Institutional Class, 4.06%(d)	51,126	51,126
TOTAL MONEY MARKET FUNDS (Cost $51,126)		51,126
TOTAL INVESTMENTS - 103.4% (Cost $3,642,417)		$4,036,944
Liabilities in Excess of Other Assets - (3.4)%		(131,879)
TOTAL NET ASSETS - 100.0%		$3,905,065

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS®is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LP - Limited Partnership
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	All or a portion of this security is on loan as of September 30, 2025. The fair value of these securities was $134,450.
(c)	Non-income producing security.
(d)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

42

Amplify Seymour Cannabis ETF
Schedule of Investments
September 30, 2025

	Shares	Value
COMMON STOCKS - 16.8%
Consumer Discretionary - 1.2%
GrowGeneration Corp.(a)	753,875	$1,409,746
Financials - 0.4%
Chicago Atlantic BDC, Inc.	40,585	426,143
Health Care - 13.2%
Aleafia Health, Inc.(a)(b)	78,894	0(c)
Charlotte’s Web Holdings, Inc.(a)(d)	151,500	25,582
Clever Leaves Holdings, Inc.(a)	5,121	1
Cronos Group, Inc.(a)	174,400	484,832
Curaleaf Holdings, Inc.(a)	4,914,134	13,523,844
Organigram Global, Inc.(a)	163,545	331,996
SNDL, Inc.(a)	211,836	567,720
		14,933,975
Industrials - 0.0%(e)
Hydrofarm Holdings Group, Inc.(a)	3,863	12,709
Information Technology - 2.0%
WM Technology, Inc.(a)	1,979,959	2,296,752
TOTAL COMMON STOCKS (Cost $17,559,806)		19,079,325
REAL ESTATE INVESTMENT TRUSTS - COMMON - 3.0%
Financials - 0.5%
Chicago Atlantic Real Estate Finance, Inc.	45,085	576,637
Real Estate - 2.5%
Innovative Industrial Properties, Inc.	53,389	2,860,583
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $4,239,396)		3,437,220

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 66.0%
4.22%, 10/23/2025(f)	$11,140,000	11,112,608
4.22%, 10/28/2025(f)	360,000	358,909
4.06%, 11/04/2025(f)	510,000	508,071
4.12%, 11/06/2025(f)	130,000	129,479
4.08%, 11/12/2025(f)	42,480,000	42,281,978
4.10%, 11/13/2025(f)	920,000	915,599
4.10%, 11/20/2025(f)	2,240,000	2,227,661
3.99%, 11/25/2025(f)	1,879,000	1,867,546
3.92%, 12/02/2025(f)	15,511,000	15,407,282
TOTAL U.S. TREASURY BILLS (Cost $74,805,624)		74,809,133

	Shares	Value
MONEY MARKET FUNDS - 1.8%
Invesco Government & Agency Portfolio - Institutional Class, 4.06%(g)	2,085,477	$2,085,477
TOTAL MONEY MARKET FUNDS (Cost $2,085,477)		2,085,477
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.1%
First American Government Obligations Fund - Class X, 4.05%(g)	122,400	122,400
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $122,400)		122,400
TOTAL INVESTMENTS - 87.7% (Cost $98,812,703)		$99,533,555
Other Assets in Excess of Liabilities - 12.3%		13,935,694
TOTAL NET ASSETS - 100.0%		$ 113,469,249

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS®is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of September 30, 2025.

(c)	Rounds to zero.
(d)	All or a portion of this security is on loan as of September 30, 2025. The fair value of these securities was $20,673.
(e)	Represents less than 0.05% of net assets.
(f)	The rate shown is the annualized yield as of September 30, 2025.
(g)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

43

AMPLIFY SEYMOUR CANNABIS ETF
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
September 30, 2025

Reference Entity	Counterparty	Long/ Short	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Ayr Wellness, Inc. Warrant Expires 06/27/2026	Nomura Securities International, Inc.	Long	OBFR + 1.50%	Monthly	7/27/2026	230	$(80)
Cresco Labs, Inc.	Nomura Securities International, Inc.	Long	OBFR + 1.50%	Monthly	7/27/2026	1,145,918	303,740
Green Thumb Industries, Inc.	Nomura Securities International, Inc.	Long	OBFR + 1.50%	Monthly	7/27/2026	1,145,191	129,400
Trulieve Cannabis Corp.	Nomura Securities International, Inc.	Long	OBFR + 1.50%	Monthly	7/27/2026	1,774,882	287,089
Verano Holdings Corp.	Nomura Securities International, Inc.	Long	OBFR + 1.50%	Monthly	7/27/2026	207,600	43,690
Vireo Growth, Inc.	Nomura Securities International, Inc.	Long	OBFR + 1.50%	Monthly	7/27/2026	109,824	34,131
NBC Basket Swap 1	National Bank of Canada Financial, Inc.	Long	SOFR + 1.50%	Quarterly	3/16/2027	71,582,820	7,567,961
NBC Basket Swap 2	National Bank of Canada Financial, Inc.	Long	SOFR + 2.00%	Quarterly	3/15/2027	11,746,282	872,228
Net Unrealized Appreciation (Depreciation)							$9,238,159

There are no upfront payments or receipts associated with total return swaps in the Fund as of September 30, 2025.
The underlying swaps of the NBC Basket Swap 1 as of September 30, 2025 are shown below:

Description	Counterparty	Notional Amount	Concentration % of Exposure
Option Contracts:
Ascend Wellness Holdings, Inc.	National Bank of Canada Financial, Inc.	$2,002,277	2.80%
Ayr Wellness, Inc.	National Bank of Canada Financial, Inc.	48,694	0.07%
Cannabist Co. Holdings, Inc.	National Bank of Canada Financial, Inc.	821,408	1.15%
Cresco Labs, Inc.	National Bank of Canada Financial, Inc.	11,531,965	16.11%
Glass House Brands, Inc.	National Bank of Canada Financial, Inc.	6,424,009	8.97%
Green Thumb Industries, Inc.	National Bank of Canada Financial, Inc.	15,918,205	22.25%
Jushi Holdings, Inc.	National Bank of Canada Financial, Inc.	2,622,075	3.66%
MariMed, Inc.	National Bank of Canada Financial, Inc.	1,406,016	1.96%
Planet 13 Holdings, Inc.	National Bank of Canada Financial, Inc.	1,431,320	2.00%
Trulieve Cannabis Corp.	National Bank of Canada Financial, Inc.	18,327,088	25.60%
Verano Holdings Corp.	National Bank of Canada Financial, Inc.	9,257,828	12.93%
Vireo Growth, Inc.	National Bank of Canada Financial, Inc.	1,791,935	2.50%
The Underlying Positions		$71,582,820	100.00%

The underlying swaps of the NBC Basket Swap 2 as of September 30, 2025 are shown below:

Description	Counterparty	Notional Amount	Concentration % of Exposure
Option Contracts:
Curaleaf Holdings, Inc.	National Bank of Canada Financial, Inc.	$5,580,000	47.50%
TerrAscend Corp.	National Bank of Canada Financial, Inc.	6,166,282	52.50%
The Underlying Positions		$11,746,282	100.00%

OBFR - Overnight Bank Funding Rate was 4.09% as of September 30, 2025.
SOFR - Secured Overnight Financing Rate was 4.24% as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

44

Amplify SILJ Covered Call ETF
Schedule of Investments
September 30, 2025

		Shares	Value
COMMON STOCKS - 53.2%
Materials - 53.2%(a)
Cia de Minas Buenaventura SAA - ADR(b)		17,691	$430,422
Endeavour Silver Corp.(c)		1	8
First Majestic Silver Corp.(b)		37,548	461,465
Fortuna Mining Corp.(b)(c)		45,849	410,807
Franco-Nevada Corp.(b)		1,842	410,600
Hecla Mining Co.(b)		1	12
OR Royalties, Inc.(b)		10,597	424,728
Pan American Silver Corp.(b)		10,221	395,848
Royal Gold, Inc.(b)		1,406	282,016
Seabridge Gold, Inc.(b)(c)		19,232	464,453
Silvercorp Metals, Inc.		12,900	81,528
Skeena Resources Ltd.(c)		14,417	265,705
Triple Flag Precious Metals Corp.		2,800	81,928
Vizsla Silver Corp.(c)		45,000	194,400
Wheaton Precious Metals Corp.(b)		3,491	390,433
TOTAL COMMON STOCKS (Cost $3,797,017)			4,294,353
AFFILIATED EXCHANGE TRADED FUNDS - 21.6%
Amplify Junior Silver Miners ETF(b)(d)		75,581	1,745,165
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $1,514,526)			1,745,165
	Notional Amount	Contracts
PURCHASED OPTIONS - 9.1%(c)
Call Options - 9.1%(e)(f)
Endeavour Silver Corp., Expiration: 10/17/2025; Exercise Price: $5.00	$420,224	536	152,760
Franco-Nevada Corp., Expiration: 10/17/2025; Exercise Price: $240.00(b)	245,201	11	1,375
Hecla Mining Co., Expiration: 10/17/2025; Exercise Price: $8.00(b)	508,200	420	172,200
iShares Silver Trust, Expiration: 10/17/2025; Exercise Price: $34.00(b)	1,241,441	293	242,458
McEwen, Inc., Expiration: 10/17/2025; Exercise Price: $12.00(b)	526,680	308	157,080

	Notional Amount	Contracts	Value
Pan American Silver Corp., Expiration: 10/17/2025; Exercise Price: $41.00(b)	$290,475	75	$5,437
Royal Gold, Inc., Expiration: 10/17/2025; Exercise Price: $220.00(b)	280,812	14	1,295
TOTAL PURCHASED OPTIONS (Cost $623,529)			732,605
		Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 11.7%
3.84%, 02/19/2026(g)		$410,000	404,023
3.68%, 07/09/2026(g)		330,000	320,857
3.59%, 08/06/2026(g)		221,000	214,279
TOTAL U.S. TREASURY BILLS (Cost $939,160)			939,159
		Shares
MONEY MARKET FUNDS - 9.2%
Invesco Government & Agency Portfolio - Institutional Class, 4.06%(h)		745,393	745,393
TOTAL MONEY MARKET FUNDS (Cost $745,393)			745,393
TOTAL INVESTMENTS - 104.8% (Cost $7,619,625)			$8,456,675
Liabilities in Excess of Other Assets - (4.8)%			(385,892)
TOTAL NET ASSETS - 100.0%			$8,070,783

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Non-income producing security.
(d)	Affiliated security as defined by the Investment Company Act of 1940.
(e)	100 shares per contract.
(f)	Exchange-traded.
(g)	The rate shown is the annualized yield as of September 30, 2025.
(h)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

45

AMPLIFY SILJ COVERED CALL ETF
SCHEDULE OF WRITTEN OPTIONS
September 30, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.8)%
Call Options - (3.8)%(a)(b)
Amplify Junior Silver Miners ETF
Expiration: 10/17/2025; Exercise Price: $22.00(c)	$(854,330)	(370)	$(61,050)
Expiration: 10/17/2025; Exercise Price: $23.00(c)	(411,002)	(178)	(19,580)
Expiration: 10/17/2025; Exercise Price: $25.00(c)	(477,963)	(207)	(8,798)
Cia de Minas Buenaventura SAA
Expiration: 10/17/2025; Exercise Price: $24.00	(155,712)	(64)	(7,040)
Expiration: 10/17/2025; Exercise Price: $26.00	(272,496)	(112)	(4,200)
First Majestic Silver Corp., Expiration: 10/17/2025; Exercise Price: $13.00	(460,875)	(375)	(21,000)
Fortuna Mining Corp., Expiration: 10/17/2025; Exercise Price: $10.00	(410,368)	(458)	(5,725)
Franco-Nevada Corp., Expiration: 10/17/2025; Exercise Price: $230.00	(401,238)	(18)	(5,805)
Hecla Mining Co., Expiration: 10/17/2025; Exercise Price: $13.00	(508,200)	(420)	(14,700)
iShares Silver Trust
Expiration: 10/17/2025; Exercise Price: $42.50	(186,428)	(44)	(4,554)
Expiration: 10/17/2025; Exercise Price: $45.50	(436,411)	(103)	(2,781)
Expiration: 10/17/2025; Exercise Price: $46.00	(618,602)	(146)	(3,139)
McEwen, Inc.
Expiration: 10/17/2025; Exercise Price: $15.00	(335,160)	(196)	(44,100)
Expiration: 10/17/2025; Exercise Price: $17.00	(191,520)	(112)	(10,080)
OR Royalties, Inc., Expiration: 10/17/2025; Exercise Price: $40.00	(420,840)	(105)	(15,487)
Pan American Silver Corp.
Expiration: 10/17/2025; Exercise Price: $38.00	(290,475)	(75)	(14,625)
Expiration: 10/17/2025; Exercise Price: $42.00	(104,571)	(27)	(1,417)
Royal Gold, Inc., Expiration: 10/17/2025; Exercise Price: $200.00	(280,812)	(14)	(8,470)
Seabridge Gold, Inc.
Expiration: 10/17/2025; Exercise Price: $22.00	(338,100)	(140)	(36,750)
Expiration: 10/17/2025; Exercise Price: $26.00	(125,580)	(52)	(3,120)
Wheaton Precious Metals Corp., Expiration: 10/17/2025; Exercise Price: $110.00	(380,256)	(34)	(15,640)
Total Call Options			(308,061)
Put Options - (0.0)%(d)
iShares Silver Trust, Expiration: 10/17/2025; Exercise Price: $34.01(a)(b)	(1,241,441)	(293)	(396)
TOTAL WRITTEN OPTIONS (Premiums received $133,592)			$ (308,457)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
(c)	Affiliated security as defined by the Investment Company Act of 1940.
(d)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

46

Amplify Small-Mid Cap Equity ETF
Schedule of Investments
September 30, 2025

	Shares	Value
COMMON STOCKS - 92.8%
Consumer Discretionary - 8.8%
Adtalem Global Education, Inc.(a)	90	$13,901
Bright Horizons Family Solutions, Inc.(a)	164	17,805
Duolingo, Inc.(a)	18	5,793
NVR, Inc.(a)	4	32,139
Pool Corp.	34	10,542
Texas Roadhouse, Inc.	104	17,280
Visteon Corp.	100	11,986
		109,446
Consumer Staples - 4.2%
BJ’s Wholesale Club Holdings, Inc.(a)	254	23,685
Casey’s General Stores, Inc.	50	28,266
		51,951
Energy - 4.9%
Devon Energy Corp.	358	12,552
Matador Resources Co.	552	24,801
Range Resources Corp.	652	24,541
		61,894
Financials - 16.0%
American Financial Group, Inc.	208	30,310
Markel Group, Inc.(a)	16	30,582
Pinnacle Financial Partners, Inc.	256	24,010
Stifel Financial Corp.	336	38,126
Stock Yards Bancorp, Inc.	324	22,677
Webster Financial Corp.	506	30,076
Wintrust Financial Corp.	184	24,369
		200,150
Health Care - 13.6%
BioLife Solutions, Inc.(a)	468	11,939
Bio-Techne Corp.	424	23,587
CRISPR Therapeutics AG(a)	232	15,036
Exact Sciences Corp.(a)	120	6,565
IDEXX Laboratories, Inc.(a)	30	19,167
Insulet Corp.(a)	36	11,114
Merit Medical Systems, Inc.(a)	216	17,978
Repligen Corp.(a)	172	22,991
West Pharmaceutical Services, Inc.	158	41,448
		169,825
Industrials - 19.4%
AAON, Inc.	158	14,764
Applied Industrial Technologies, Inc.	110	28,715
BWX Technologies, Inc.	120	22,124
Carlisle Cos., Inc.	72	23,685
Copart, Inc.(a)	216	9,714
Curtiss-Wright Corp.	64	34,748
HEICO Corp.	78	25,180
Kadant, Inc.	58	17,260
Old Dominion Freight Line, Inc.	136	19,146

	Shares	Value
Trex Co., Inc.(a)	198	$10,231
Watsco, Inc.	90	36,387
		241,954
Information Technology - 18.8%
Badger Meter, Inc.	104	18,572
Clearwater Analytics Holdings, Inc. - Class A(a)	800	14,416
CyberArk Software Ltd.(a)	44	21,259
Fair Isaac Corp.(a)	14	20,951
MKS, Inc.	170	21,041
Monolithic Power Systems, Inc.	46	42,350
PTC, Inc.(a)	150	30,453
Q2 Holdings, Inc.(a)	152	11,003
Trimble, Inc.(a)	236	19,269
Tyler Technologies, Inc.(a)	68	35,575
		234,889
Materials - 7.1%
Eagle Materials, Inc.	156	36,354
Royal Gold, Inc.	88	17,651
RPM International, Inc.	98	11,552
Steel Dynamics, Inc.	164	22,867
		88,424
TOTAL COMMON STOCKS (Cost $1,121,120)		1,158,533
REAL ESTATE INVESTMENT TRUSTS - COMMON - 6.5%
Real Estate - 6.5%
EastGroup Properties, Inc.	136	23,019
Essential Properties Realty Trust, Inc.	668	19,880
PotlatchDeltic Corp.	490	19,967
Tanger, Inc.	528	17,868
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $82,787)		80,734
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.7%
Invesco Government & Agency Portfolio - Institutional Class, 4.06%(b)	8,916	8,916
TOTAL MONEY MARKET FUNDS (Cost $8,916)		8,916
TOTAL INVESTMENTS - 100.0% (Cost $1,212,823)		$1,248,183
Other Assets in Excess of Liabilities - 0.0%(c)		144
TOTAL NET ASSETS - 100.0%		$1,248,327

The accompanying notes are an integral part of these financial statements.

47

Amplify Small-Mid Cap Equity ETF
Schedule of Investments
September 30, 2025(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS®is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

48

Amplify Transformational Data Sharing ETF
Schedule of Investments
September 30, 2025

	Shares	Value
COMMON STOCKS - 88.8%
Banks - 5.2%
Customers Bancorp, Inc.(a)	342,807	$22,409,294
DBS Group Holdings Ltd.	369,823	14,664,480
NU Holdings Ltd./Cayman Islands - Class A(a)	2,390,777	38,276,340
		75,350,114
Commercial & Professional Services - 0.7%
Resolute Holdings Management, Inc.(a)(b)	149,346	10,775,314
Consumer Discretionary Distribution & Retail - 6.5%
Bed Bath & Beyond, Inc.(a)	4,496,275	44,018,532
GameStop Corp. - Class A(a)(b)	776,652	21,187,067
MercadoLibre, Inc.(a)	12,252	28,632,189
		93,837,788
Consumer Services - 3.6%
Metaplanet, Inc.(a)	5,439,455	21,149,451
Sharplink Gaming, Inc.(a)(b)	1,774,485	30,183,990
		51,333,441
Financial Services - 32.0%(c)
Blackrock, Inc.	29,083	33,906,997
Block, Inc.(a)	417,410	30,166,221
CME Group, Inc.	98,771	26,686,936
Coinbase Global, Inc. - Class A(a)	164,841	55,632,189
Figure Technology Solutions, Inc. - Class A(a)(b)	690,546	25,115,158
Fiserv, Inc.(a)	135,992	17,533,448
Galaxy Digital, Inc. - Class A(a)(b)	2,126,700	71,903,727
Mastercard, Inc. - Class A	18,654	10,610,582
Mogo, Inc.(a)	649,281	1,175,199
PayPal Holdings, Inc.(a)	490,012	32,860,205
Robinhood Markets, Inc. - Class A(a)	474,180	67,893,092
SBI Holdings, Inc.	929,845	40,467,136
Shift4 Payments, Inc. - Class A(a)(b)	131,290	10,161,846
Visa, Inc. - Class A	27,323	9,327,526
Webull Corp.(a)	452,628	6,694,368
WisdomTree, Inc.(b)	1,528,011	21,239,353
		461,373,983
Media & Entertainment - 3.2%
ROBLOX Corp. - Class A(a)	334,185	46,291,306
Semiconductors & Semiconductor Equipment - 5.4%
Advanced Micro Devices, Inc.(a)	81,848	13,242,188
Broadcom, Inc.	52,057	17,174,125
NVIDIA Corp.	113,653	21,205,377
QUALCOMM, Inc.	61,667	10,258,922
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	57,966	16,189,324
		78,069,936

	Shares	Value
Software & Services - 28.0%(c)
BIGG Digital Assets, Inc.(a)(b)	5,868,557	$484,935
Bitdeer Technologies Group(a)(b)	446,755	7,635,043
Cipher Mining, Inc.(a)	5,837,379	73,492,602
Circle Internet Group, Inc.(a)(b)	101,492	13,455,809
Cleanspark, Inc.(a)	3,732,532	54,121,714
Core Scientific, Inc.(a)(b)	0(d)	0
Digital Garage, Inc.	435,523	10,646,216
Exodus Movement, Inc. - Class A(a)(b)	336,591	9,350,498
Hive Digital Technologies Ltd.(a)	4,742,212	19,111,114
Hut 8 Corp.(a)	1,302,770	45,349,424
International Business Machines Corp.	140,660	39,688,626
MARA Holdings, Inc.(a)	703,629	12,848,266
Opera Ltd. - ADR	1,319,110	27,226,430
Riot Platforms, Inc.(a)	688,207	13,096,579
Strategy, Inc. - Class A(a)	134,092	43,205,783
Terawulf, Inc.(a)(b)	3,033,904	34,647,184
		404,360,223
Technology Hardware & Equipment - 4.2%
Canaan, Inc. - ADR(a)(b)	6,301,231	5,555,165
CompoSecure, Inc. - Class A(a)	1,789,234	37,251,852
Dell Technologies, Inc. - Class C	120,541	17,089,098
		59,896,115
TOTAL COMMON STOCKS (Cost $911,109,117)		1,281,288,220
EXCHANGE TRADED FUNDS - 6.9%
Bitwise Bitcoin ETF(a)(b)	531,382	33,062,588
Invesco Galaxy Bitcoin ETF(a)	289,594	33,016,612
iShares Bitcoin Trust ETF(a)(b)	508,681	33,064,265
TOTAL EXCHANGE TRADED FUNDS (Cost $88,634,179)		99,143,465
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 11.5%
First American Government Obligations Fund - Class X, 4.05%(e)	166,715,491	166,715,491
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $166,715,491)		166,715,491

The accompanying notes are an integral part of these financial statements.

49

Amplify Transformational Data Sharing ETF
Schedule of Investments
September 30, 2025(Continued)

	Shares	Value
MONEY MARKET FUNDS - 3.2%
Invesco Government & Agency Portfolio - Institutional Class, 4.06%(e)	45,643,546	$45,643,546
TOTAL MONEY MARKET FUNDS (Cost $45,643,546)		45,643,546
TOTAL INVESTMENTS - 110.4% (Cost $1,212,102,333)		$1,592,790,722
Liabilities in Excess of Other Assets - (10.4)%		(150,491,613)
TOTAL NET ASSETS - 100.0%		$1,442,299,109

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS®is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of September 30, 2025. The fair value of these securities was $161,618,453.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	Rounds to zero.
(e)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

50

Amplify Travel Tech ETF
Schedule of Investments
September 30, 2025

	Shares	Value
COMMON STOCKS - 99.6%
Communication Services - 4.2%
TripAdvisor, Inc.(a)	90,643	$1,473,855
Trivago NV - ADR(a)	69,036	230,235
		1,704,090
Consumer Discretionary - 77.8%(b)
Airbnb, Inc. - Class A(a)	14,608	1,773,703
Airtrip Corp.(a)	53,708	356,393
Amadeus IT Group SA	20,528	1,628,134
Booking Holdings, Inc.	328	1,770,961
Corporate Travel Management Ltd.	175,510	1,869,256
CVC Brasil Operadora e Agencia de Viagens SA(a)	1,788,059	654,715
eDreams ODIGEO SA(a)	172,736	1,658,230
Expedia Group, Inc.	8,459	1,808,111
Flight Centre Travel Group Ltd.	205,554	1,576,196
Global Business Travel Group I(a)	199,377	1,610,966
Hana Tour Service, Inc.	43,848	1,568,846
HBX Group International PLC(a)	183,617	1,551,249
Hostelworld Group PLC(c)(d)	422,163	676,325
MakeMyTrip Ltd.(a)	16,265	1,522,404
On the Beach Group PLC(c)(d)	448,256	1,336,682
Sabre Corp.(a)	946,483	1,732,064
Tongcheng Travel Holdings Ltd.(d)	587,989	1,738,181
Trainline PLC(a)(c)(d)	459,973	1,728,924
TravelSky Technology Ltd. - Class H	1,194,785	1,630,844
Trip.com Group Ltd. - ADR	22,304	1,677,261
WEB Travel Group Ltd.(a)	600,660	1,572,450
Webjet Group Ltd.(a)	1,206,497	695,659
		32,137,554
Industrials - 11.1%
Dida, Inc.(a)	977,196	501,132
Lyft, Inc. - Class A(a)	96,960	2,134,090
Uber Technologies, Inc.(a)	19,911	1,950,681
		4,585,903
Information Technology - 6.5%
accesso Technology Group PLC(a)	164,245	933,110
SiteMinder Ltd.(a)	367,464	1,755,905
		2,689,015
TOTAL COMMON STOCKS (Cost $45,036,709)		41,116,562

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%
Invesco Government & Agency Portfolio - Institutional Class, 4.06%(e)	162,454	$162,454
TOTAL MONEY MARKET FUNDS (Cost $162,454)		162,454
TOTAL INVESTMENTS - 100.0% (Cost $45,199,163)		$41,279,016
Other Assets in Excess of Liabilities - 0.0%(f)		18,651
TOTAL NET ASSETS - 100.0%		$41,297,667

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS®is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $3,741,931 or 9.1% of the Fund’s net assets.

(d)
Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. As of September 30, 2025, the value of these securities total $5,480,112 or 13.3% of the Fund’s net assets.

(e)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
(f)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

51

Amplify Video Game Leaders ETF
Schedule of Investments
September 30, 2025

	Shares	Value
COMMON STOCKS - 96.1%
Communication Services - 42.3%(a)
Capcom Co. Ltd.	44,992	$1,225,600
Electronic Arts, Inc.	7,268	1,465,956
Konami Group Corp.	8,213	1,187,308
Meta Platforms, Inc. - Class A	5,465	4,013,387
NetEase, Inc. - ADR	8,226	1,250,270
Nexon Co. Ltd.	53,600	1,178,449
Nintendo Co. Ltd.	25,731	2,231,001
ROBLOX Corp. - Class A(b)	17,172	2,378,665
Take-Two Interactive Software, Inc.(b)	5,008	1,293,867
Tencent Holdings, Ltd.	61,070	5,204,027
VK IPJSC - GDR(b)(c)(d)	21,975	0
		21,428,530
Consumer Discretionary - 13.6%
Aristocrat Leisure Ltd.	26,432	1,225,900
Bandai Namco Holdings, Inc.	36,370	1,212,867
Sea, Ltd. - ADR(b)	12,567	2,246,100
Sony Group Corp.	76,900	2,217,673
		6,902,540
Financials - 0.2%
Sony Financial Group, Inc.(b)	85,400	94,834
Information Technology - 40.0%(a)
Advanced Micro Devices, Inc.(b)	31,726	5,132,950
AppLovin Corp. - Class A(b)	3,409	2,449,503
Asustek Computer, Inc.	54,000	1,188,857
Microsoft Corp.	9,858	5,105,951
NVIDIA Corp.	27,876	5,201,104
Unity Software, Inc.(b)	28,449	1,139,098
		20,217,463
TOTAL COMMON STOCKS (Cost $34,980,680)		48,643,367
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 3.4%
Invesco Government & Agency Portfolio - Institutional Class, 4.06%(e)	1,702,904	1,702,904
TOTAL MONEY MARKET FUNDS (Cost $1,702,904)		1,702,904
TOTAL INVESTMENTS - 99.5% (Cost $36,683,584)		$50,346,271
Other Assets in Excess of Liabilities - 0.5%		252,857
TOTAL NET ASSETS - 100.0%		$50,599,128

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS®is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of September 30, 2025.

(d)
Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. As of September 30, 2025, the value of these securities total $0 or 0.0% of the Fund’s net assets.

(e)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

52

Amplify Weight Loss Drug & Treatment ETF
Schedule of Investments
September 30, 2025

	Shares	Value
COMMON STOCKS - 96.8%
Health Care - 96.8%(a)
AbbVie, Inc.	621	$143,786
Amgen, Inc.	706	199,233
AstraZeneca PLC - ADR	1,846	141,625
Chugai Pharmaceutical Co. Ltd.	4,400	192,106
CSPC Pharmaceutical Group Ltd.	116,000	139,700
Eli Lilly & Co.	495	377,685
Hanmi Pharm Co. Ltd.	128	33,481
Hims & Hers Health, Inc.(b)	2,362	133,973
Innovent Biologics, Inc.(b)(c)(d)	11,500	142,486
Jiangsu Hengrui Pharmaceuticals Co. Ltd. - Class H(b)	5,000	57,067
Merck & Co., Inc.	1,758	147,549
Metsera, Inc.(b)(e)	959	50,184
Novo Nordisk AS - ADR	6,892	382,437
Pfizer, Inc.	5,749	146,485
Regeneron Pharmaceuticals, Inc.	351	197,357
Roche Holding AG	429	140,133
Scholar Rock Holding Corp.(b)	1,526	56,828
Shionogi & Co. Ltd.	7,700	135,116
United Laboratories International Holdings Ltd.	22,000	42,471
Zealand Pharma AS(b)	1,309	95,010
		2,954,712
TOTAL COMMON STOCKS (Cost $3,252,695)		2,954,712
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.4%
Invesco Government & Agency Portfolio - Institutional Class, 4.06%(f)	71,586	71,586
TOTAL MONEY MARKET FUNDS (Cost $71,586)		71,586
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.6%
First American Government Obligations Fund - Class X, 4.05%(f)	49,523	49,523
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $49,523)		49,523
TOTAL INVESTMENTS - 100.8% (Cost $3,373,804)		$3,075,821
Liabilities in Excess of Other Assets - (0.8)%		(24,625)
TOTAL NET ASSETS - 100.0%		$3,051,196

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS®is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $142,486 or 4.7% of the Fund’s net assets.

(d)
Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. As of September 30, 2025, the value of these securities total $142,486 or 4.7% of the Fund’s net assets.

(e)	All or a portion of this security is on loan as of September 30, 2025. The fair value of these securities was $48,667.
(f)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

53

AMPLIFY ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2025

	Amplify AI Powered Equity ETF	Amplify Alternative Harvest ETF	Amplify Bitcoin 2% Monthly Option Income ETF (Consolidated)	Amplify Bitcoin Max Income Covered Call ETF (Consolidated)	Amplify BlackSwan Growth & Treasury Core ETF
ASSETS:
Investments in unaffiliated securities, at value	$116,966,354	$169,973,932	$21,930,514	$17,265,749	$263,974,930
Investments in affiliated securities, at value	—	93,053,212	—	—	—
Receivable for investments sold	48,784,166	—	—	—	—
Dividends receivable	67,382	1,794	31,860	36,513	1,067
Security lending income receivable	21	120,788	—	—	—
Interest receivable	—	—	—	—	2,741,013
Cash	—	—	240,000	645,000	—
Total assets	165,817,923	263,149,726	22,202,374	17,947,262	266,717,010
LIABILITIES:
Written option contracts, at value	—	—	1,393,394	1,439,350	—
Payable for investments purchased	48,985,303	—	—	—	—
Payable to adviser	71,779	55,646	8,997	7,615	106,793
Interest payable	—	—	10	35	—
Payable upon return of securities loaned	—	62,284,536	—	—	—
Due to broker	—	—	185,938	225,693	—
Total liabilities	49,057,082	62,340,182	1,588,339	1,672,693	106,793
NET ASSETS	$116,760,841	$200,809,544	$20,614,035	$16,274,569	$266,610,217
Net Assets Consists of:
Capital stock ($0.01 per share)	$26,000	$54,166	$3,700	$3,000	$82,800
Additional paid-in capital	133,264,504	2,088,203,211	20,010,906	15,870,034	332,739,671
Total distributable earnings/ (accumulated losses)	(16,529,663)	(1,887,447,833)	599,429	401,535	(66,212,254)
Total net assets	$116,760,841	$200,809,544	$20,614,035	$16,274,569	$266,610,217
Net assets	$116,760,841	$200,809,544	$20,614,035	$16,274,569	$266,610,217
Shares issued and outstanding(a)	2,600,000	5,416,614	370,000	300,000	8,280,000
Net asset value per share	$44.91	$37.07	$55.71	$54.25	$32.20
Cost:
Investments in unaffiliated securities, at cost	$108,861,825	$150,884,804	$21,435,602	$16,843,517	$250,634,662
Investments in affiliated securities, at cost	$—	$67,856,774	$—	$—	$—
Proceeds:
Written options premium received	$—	$—	$1,497,911	$1,559,819	$—
Loaned Securities:
at value (included in investments)	$—	$54,097,266	$—	$—	$—

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

54

AMPLIFY ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2025(Continued)

	Amplify BlackSwan ISWN ETF	Amplify Bloomberg AI Value Chain ETF	Amplify Bloomberg U.S. Treasury 12% Premium Income ETF	Amplify BlueStar Israel Technology ETF	Amplify Cash Flow Dividend Leaders ETF
ASSETS:
Investments, at value	$32,978,714	$31,725,041	$11,551,718	$111,099,967	$23,534,927
Interest receivable	339,981	—	22,472	—	—
Dividends receivable	92	19,378	35	83,199	16,651
Dividend tax reclaims receivable	—	8,615	—	—	—
Security lending income receivable	—	—	—	5,565	34
Total assets	33,318,787	31,753,034	11,574,225	111,188,731	23,551,612
LIABILITIES:
Written option contracts, at value	—	—	43,217	—	—
Payable to adviser	13,458	14,809	2,912	61,864	—
Payable for investments purchased	—	3	—	—	—
Payable upon return of securities loaned	—	—	—	8,388,694	576,460
Payable to custodian foreign currency, at value	—	2	—	—	—
Total liabilities	13,458	14,814	46,129	8,450,558	576,460
NET ASSETS	$33,305,329	$31,738,220	$11,528,096	$102,738,173	$22,975,152
Net Assets Consists of:
Capital stock ($0.01 per share)	$15,750	$5,000	$5,100	$17,500	$7,200
Additional paid-in capital	42,481,741	40,267,178	11,806,687	146,125,128	23,894,340
Total accumulated losses	(9,192,162)	(8,533,958)	(283,691)	(43,404,455)	(926,388)
Total net assets	$33,305,329	$31,738,220	$11,528,096	$102,738,173	$22,975,152
Net assets	$33,305,329	$31,738,220	$11,528,096	$102,738,173	$22,975,152
Shares issued and outstanding(a)	1,575,000	500,000	510,000	1,750,000	720,000
Net asset value per share	$21.15	$63.48	$22.60	$58.71	$31.91
Cost:
Investments, at cost	$30,930,124	$24,386,723	$11,525,276	$104,734,386	$22,886,998
Proceeds:
Written options premium received	$—	$—	$27,648	$—	$—
Loaned Securities:
at value (included in investments)	$—	$—	$—	$8,306,703	$545,331

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

55

AMPLIFY ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2025(Continued)

	Amplify COWS Covered Call ETF	Amplify CWP Enhanced Dividend Income ETF	Amplify CWP Growth & Income ETF	Amplify CWP International Enhanced Dividend Income ETF	Amplify Cybersecurity ETF
ASSETS:
Investments in unaffiliated securities, at value	$12,596,027	$5,067,133,466	$323,869,988	$491,189,677	$2,326,902,010
Investments in affiliated securities, at value	494,641	190,529,857	—	2,241,893	—
Dividends receivable	8,760	2,818,802	119,757	268,922	36,977
Receivable for investments sold	—	—	8,271,752	1,968,753	—
Receivable for fund shares sold	—	11,133,625	2,899,750	2,792,692	—
Dividend tax reclaims receivable	—	149,138	—	256,202	8,040
Security lending income receivable	—	10,295	—	29,508	3,065
Total assets	13,099,428	5,271,775,183	335,161,247	498,747,647	2,326,950,092
LIABILITIES:
Written option contracts, at value	123,766	12,427,475	6,111,580	874,600	—
Payable to adviser	6,714	2,283,682	119,142	218,444	1,138,825
Payable for investments purchased	—	10,478,958	5,705,433	5,123,587	—
Payable upon return of securities loaned	—	419,225	—	47,539,824	3,255,850
Payable for expenses and other liabilities	—	—	—	6	—
Total liabilities	130,480	25,609,340	11,936,155	53,756,461	4,394,675
NET ASSETS	$12,968,948	$5,246,165,843	$323,225,092	$444,991,186	$2,322,555,417
Net Assets Consists of:
Capital stock ($0.01 per share)	$5,400	$1,178,000	$111,500	$119,500	$267,500
Additional paid-in capital	13,184,374	4,354,414,913	305,482,929	371,744,484	2,090,275,904
Total distributable earnings/ (accumulated losses)	(220,826)	890,572,930	17,630,663	73,127,202	232,012,013
Total net assets	$12,968,948	$5,246,165,843	$323,225,092	$444,991,186	$2,322,555,417
Net assets	$12,968,948	$5,246,165,843	$323,225,092	$444,991,186	$2,322,555,417
Shares issued and outstanding(a)	540,000	117,800,000	11,150,000	11,950,000	26,750,000
Net asset value per share	$24.02	$44.53	$28.99	$37.24	$86.82
Cost:
Investments in unaffiliated securities, at cost	$12,259,132	$4,170,994,034	$300,150,047	$415,775,960	$1,718,850,826
Investments in affiliated securities, at cost	$494,083	$190,793,158	$—	$2,243,880	$—
Proceeds:
Written options premium received	$105,380	$7,698,499	$5,069,203	$982,019	$—
Loaned Securities:
at value (included in investments)	$—	$410,677	$—	$46,368,540	$3,187,740

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

56

AMPLIFY ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2025(Continued)

	Amplify Digital Payments ETF	Amplify Etho Climate Leadership U.S. ETF	Amplify High Income ETF	Amplify Junior Silver Miners ETF	Amplify Lithium & Battery Technology ETF
ASSETS:
Investments, at value	$271,950,071	$157,176,320	$643,968,109	$2,726,372,189	$82,267,784
Dividends receivable	53,878	86,928	1,499,255	159,680	55,010
Dividend tax reclaims receivable	8,834	553	—	12,843	25,431
Security lending income receivable	5,176	195	110,497	29,527	21,708
Receivable for transaction fee	107	—	—	232	—
Receivable for fund shares sold	—	—	—	2,310,540	—
Cash	—	—	—	125	—
Foreign currency, at value	—	—	—	464,751	54,703
Total assets	272,018,066	157,263,996	645,577,861	2,729,349,887	82,424,636
LIABILITIES:
Payable upon return of securities loaned	11,488,633	1,179,824	26,237,325	74,417,724	3,763,140
Payable to adviser	166,932	59,077	251,743	1,278,791	34,562
Payable for investments purchased	—	—	—	2,309,593	—
Total liabilities	11,655,565	1,238,901	26,489,068	78,006,108	3,797,702
NET ASSETS	$260,362,501	$156,025,095	$619,088,793	$2,651,343,779	$78,626,934
Net Assets Consists of:
Capital stock ($0.01 per share)	$45,500	$24,500	$525,000	$1,147,500	$61,000
Additional paid-in capital	586,775,520	171,188,386	680,149,373	1,991,322,513	181,949,060
Total distributable earnings/ (accumulated losses)	(326,458,519)	(15,187,791)	(61,585,580)	658,873,766	(103,383,126)
Total net assets	$260,362,501	$156,025,095	$619,088,793	$2,651,343,779	$78,626,934
Net assets	$260,362,501	$156,025,095	$619,088,793	$2,651,343,779	$78,626,934
Shares issued and outstanding(a)	4,550,000	2,450,000	52,500,000	114,750,000	6,100,000
Net asset value per share	$57.22	$63.68	$11.79	$23.11	$12.89
Cost:
Investments, at cost	$292,049,009	$138,116,363	$615,059,888	$1,531,519,200	$71,562,252
Foreign currency, at cost	$—	$—	$—	$467,716	$53,767
Loaned Securities:
at value (included in investments)	$10,085,345	$1,120,457	$25,569,230	$71,524,910	$3,605,400

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

57

AMPLIFY ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2025(Continued)

	Amplify Natural Resources Dividend Income ETF	Amplify Online Retail ETF	Amplify Samsung SOFR ETF	Amplify Samsung U.S. Natural Gas Infrastructure ETF	Amplify Seymour Cannabis ETF
ASSETS:
Investments, at value	$11,769,197	$170,597,363	$24,967,271	$4,036,944	$99,533,555
Investments in repurchase agreements, at value	—	—	250,398,946	—	—
Receivable for investments sold	708,521	—	—	—	173,713
Dividends receivable	47,620	45,204	74	3,551	140,780
Dividend tax reclaims receivable	12,312	2,305	—	471	—
Security lending income receivable	3,115	7,771	—	256	4,334
Restricted Cash	—	—	—	—	4,595,000
Interest receivable	—	—	29,639	—	—
Foreign currency, at value	—	—	—	—	78
Receivable for swap contracts, net	—	—	—	—	9,238,159
Total assets	12,540,765	170,652,643	275,395,930	4,041,222	113,685,619
LIABILITIES:
Payable upon return of securities loaned	1,088,958	10,221,423	—	134,314	122,400
Payable for capital shares redeemed	715,080	—	—	—	—
Payable to adviser	10,480	85,322	45,114	1,843	30,574
Payable for distribution and shareholder servicing fees	—	—	—	—	1,705
Other affiliated expenses payable	—	—	—	—	2,375
Payable for audit fees	—	—	—	—	17,910
Payable for printing and mailing	—	—	—	—	11,876
Payable for expenses and other liabilities	—	—	—	—	29,530
Total liabilities	1,814,518	10,306,745	45,114	136,157	216,370
NET ASSETS	$10,726,247	$160,345,898	$275,350,816	$3,905,065	$113,469,249
Net Assets Consists of:
Capital stock ($0.01 per share)	$3,750	$21,000	$27,500	$1,400	$38,375
Additional paid-in capital	11,701,806	562,136,592	275,323,316	3,510,046	197,561,755
Total distributable earnings/ (accumulated losses)	(979,309)	(401,811,694)	0	393,619	(84,130,881)
Total net assets	$10,726,247	$160,345,898	$275,350,816	$3,905,065	$113,469,249
Net assets	$10,726,247	$160,345,898	$275,350,816	$3,905,065	$113,469,249
Shares issued and outstanding(a)	375,000	2,100,000	2,750,000	140,000	3,837,467
Net asset value per share	$28.60	$76.36	$100.13	$27.89	$29.57
Cost:
Investments, at cost	$12,681,130	$166,940,391	$24,967,271	$3,642,417	$98,812,703
Investments in repurchase agreements, at cost	$—	$—	$250,398,946	$—	$—
Loaned Securities:
at value (included in investments)	$1,069,999	$8,352,398	$—	$134,450	$20,673

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

58

AMPLIFY ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2025(Continued)

	Amplify SILJ Covered Call ETF	Amplify Small-Mid Cap Equity ETF	Amplify Transformational Data Sharing ETF	Amplify Travel Tech ETF	Amplify Video Game Leaders ETF
ASSETS:
Investments in unaffiliated securities, at value	$6,711,510	$1,248,183	$1,592,790,722	$41,279,016	$50,346,271
Investments in affiliated securities, at value	1,745,165	—	—	—	—
Receivable for investments sold	80,227	—	37,709,768	—	243,336
Deposit at broker for option contracts	5,579	—	—	—	—
Dividends receivable	1,035	758	263,754	39,600	137,532
Dividend tax reclaims receivable	107	—	178,748	4,854	7,422
Security lending income receivable	—	—	172,566	—	—
Cash	—	—	8	—	—
Foreign currency, at value	—	—	—	5	—
Receivable for transaction fee	—	—	8	—	—
Prepaid expenses and other assets	845	—	—	—	—
Total assets	8,544,468	1,248,941	1,631,115,574	41,323,475	50,734,561
LIABILITIES:
Written option contracts, at value	308,457	—	—	—	—
Payable for investments purchased	162,976	—	21,347,859	—	111,622
Payable to adviser	2,252	614	753,115	25,808	23,811
Payable upon return of securities loaned	—	—	166,715,491	—	—
Total liabilities	473,685	614	188,816,465	25,808	135,433
NET ASSETS	$8,070,783	$1,248,327	$1,442,299,109	$41,297,667	$50,599,128
Net Assets Consists of:
Capital stock ($0.01 per share)	$2,750	$500	$215,000	$18,500	$5,200
Additional paid-in capital	7,646,589	1,238,836	1,473,645,733	189,573,526	85,720,636
Total distributable earnings/ (accumulated losses)	421,444	8,991	(31,561,624)	(148,294,359)	(35,126,708)
Total net assets	$8,070,783	$1,248,327	$1,442,299,109	$41,297,667	$50,599,128
Net assets	$8,070,783	$1,248,327	$1,442,299,109	$41,297,667	$50,599,128
Shares issued and outstanding(a)	275,000	50,000	21,500,000	1,850,000	520,000
Net asset value per share	$29.35	$24.97	$67.08	$22.32	$97.31
Cost:
Investments in unaffiliated securities, at cost	$6,105,099	$1,212,823	$1,212,102,333	$45,199,163	$36,683,584
Investments in affiliated securities, at cost	$1,514,526	$—	$—	$—	$—
Proceeds:
Written options premium received	$133,592	$—	$—	$—	$—
Loaned Securities:
at value (included in investments)	$—	$—	$161,618,453	$—	$—

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

59

AMPLIFY ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2025(Continued)

Amplify Weight Loss Drug & Treatment ETF
ASSETS:
Investments, at value	$3,075,821
Receivable for investments sold	21,330
Dividends receivable	3,692
Dividend tax reclaims receivable	1,683
Security lending income receivable	26
Total assets	3,102,552
LIABILITIES:
Payable upon return of securities loaned	49,523
Payable to adviser	1,733
Payable for investments purchased	100
Total liabilities	51,356
NET ASSETS	$3,051,196
Net Assets Consists of:
Capital stock ($0.01 per share)	$1,300
Additional paid-in capital	3,638,057
Total accumulated losses	(588,161)
Total net assets	$3,051,196
Net assets	$3,051,196
Shares issued and outstanding(a)	130,000
Net asset value per share	$23.47
Cost:
Investments, at cost	$3,373,804
Loaned Securities:
at value (included in investments)	$48,667

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

60

AMPLIFY ETF TRUST
STATEMENTS OF OPERATIONS
For the Year/Period Ended September 30, 2025

	Amplify AI Powered Equity ETF	Amplify Alternative Harvest ETF	Amplify Bitcoin 2% Monthly Option Income ETF (Consolidated)(a)	Amplify Bitcoin Max Income Covered Call ETF (Consolidated)(a)	Amplify BlackSwan Growth & Treasury Core ETF
INVESTMENT INCOME:
Dividend income from unaffiliated securities	$1,331,476	$721,238	$84,647	$92,672	$43,260
Less: Issuance fees	(23)	—	—	—	—
Less: Dividend withholding taxes	(24)	1,396	—	—	—
Dividend income from affiliated securities	—	17	—	—	—
Interest income	—	—	34,646	30,652	8,963,791
Securities lending income	303	1,207,756	—	—	—
Other income	83	—	—	—	—
Total investment income	1,331,815	1,930,407	119,293	123,324	9,007,051
EXPENSES:
Investment advisory fee (See Note 3)	826,598	1,110,874	24,662	20,071	1,272,193
Interest expense	—	—	—	1,266	—
Total expenses	826,598	1,110,874	24,662	21,337	1,272,193
Expense reimbursement by Adviser	—	(518,941)	—	—	—
Net expenses	826,598	591,933	24,662	21,337	1,272,193
Net investment income	505,217	1,338,474	94,631	101,987	7,734,858
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	10,822,608	(12,359,414)	(944,318)	(1,120,000)	22,642,892
Investments in affiliated securities	—	(83,251,449)	—	—	—
Written option contracts expired or closed	—	—	952,966	983,159	—
Other investments	44,834	—	—	—	—
Foreign currency translation	—	(291)	—	—	—
Net realized gain (loss)	10,867,442	(95,611,154)	8,648	(136,841)	22,642,892
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	8,496,710	26,391,942	494,912	422,232	(9,413,392)
Investments in affiliated securities	—	49,063,547	—	—	—
Written option contracts	—	—	104,517	120,469	—
Foreign currency translation	—	(432)	—	—	—
Net change in unrealized appreciation (depreciation)	8,496,710	75,455,057	599,429	542,701	(9,413,392)
Net realized and unrealized gain (loss)	19,364,152	(20,156,097)	608,077	405,860	13,229,500
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 19,869,369	$(18,817,623)	$702,708	$507,847	$20,964,358

(a)	Inception date of the Fund was April 28, 2025.
The accompanying notes are an integral part of these financial statements.

61

AMPLIFY ETF TRUST
STATEMENTS OF OPERATIONS
For the Year/Period Ended September 30, 2025(Continued)

	Amplify BlackSwan ISWN ETF	Amplify Bloomberg AI Value Chain ETF	Amplify Bloomberg U.S. Treasury 12% Premium Income ETF(a)	Amplify BlueStar Israel Technology ETF	Amplify Cash Flow Dividend Leaders ETF
INVESTMENT INCOME:
Dividend income	$7,519	$245,639	$212,581	$443,752	$507,168
Less: Dividend withholding taxes	—	(18,257)	—	(55,863)	—
Less: Issuance fees	—	—	—	(2,407)	—
Interest income	1,154,169	—	145,687	—	—
Securities lending income	—	109	—	70,067	199
Total investment income	1,161,688	227,491	358,268	455,549	507,367
EXPENSES:
Investment advisory fee (See Note 3)	158,334	152,216	25,168	686,486	84,113
Total expenses	158,334	152,216	25,168	686,486	84,113
Expense reimbursement by Adviser	—	—	—	—	(84,113)
Net expenses	158,334	152,216	25,168	686,486	—
Net investment income/(loss)	1,003,354	75,275	333,100	(230,937)	507,367
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	778,065	2,203,175	(258,359)	(959,623)	1,344,819
Written option contracts expired or closed	—	—	101,453	—	—
Foreign currency translation	—	(6,599)	—	(1,052)	—
Net realized gain (loss)	778,065	2,196,576	(156,906)	(960,675)	1,344,819
Net change in unrealized appreciation (depreciation) on:
Investments	(357,920)	5,556,583	26,442	19,700,393	256,030
Written option contracts	—	—	(15,569)	—	—
Foreign currency translation	—	462	—	(52)	—
Net change in unrealized appreciation (depreciation)	(357,920)	5,557,045	10,873	19,700,341	256,030
Net realized and unrealized gain (loss)	420,145	7,753,621	(146,033)	18,739,666	1,600,849
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 1,423,499	$ 7,828,896	$187,067	$ 18,508,729	$ 2,108,216

(a)	Inception date of the Fund was October 28, 2024.
The accompanying notes are an integral part of these financial statements.

62

AMPLIFY ETF TRUST
STATEMENTS OF OPERATIONS
For the Year Ended September 30, 2025 (Continued)

	Amplify COWS Covered Call ETF	Amplify CWP Enhanced Dividend Income ETF	Amplify CWP Growth & Income ETF	Amplify CWP International Enhanced Dividend Income ETF	Amplify Cybersecurity ETF
INVESTMENT INCOME:
Dividend income from unaffiliated securities	$168,714	$89,170,634	$624,059	$5,730,626	$14,179,718
Dividend income from affiliated securities	41,484	7,966,269	—	92,820	—
Less: Dividend withholding taxes	—	(126,851)	—	(463,971)	(123,086)
Non cash dividend income from unaffiliated securities	—	—	—	372,157	—
Less: Issuance fees	—	—	—	(132,449)	—
Securities lending income	—	32,548	959	217,080	78,273
Total investment income	210,198	97,042,600	625,018	5,816,263	14,134,905
EXPENSES:
Investment advisory fee (See Note 3)	60,806	23,128,255	383,732	1,502,032	12,398,799
Total expenses	60,806	23,128,255	383,732	1,502,032	12,398,799
Expense reimbursement by Adviser	—	(359,193)	—	(4,158)	—
Net expenses	60,806	22,769,062	383,732	1,497,874	12,398,799
Net investment income	149,392	74,273,538	241,286	4,318,389	1,736,106
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	(631,267)	155,907,232	(751,100)	3,160,179	105,052,671
Investments in affiliated securities	222,355	(199,107)	—	(2,032)	—
Written option contracts expired or closed	411,040	30,228,523	(627,169)	2,655,465	—
Swap contracts	(13,106)	—	—	—	—
Foreign currency translation	—	—	—	—	(67,753)
Net realized gain (loss)	(10,978)	185,936,648	(1,378,269)	5,813,612	104,984,918
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	336,895	329,296,394	23,451,528	61,041,576	363,450,277
Investments in affiliated securities	(240,811)	(90,438)	—	(1,711)	—
Written option contracts	(18,386)	(5,692,496)	(1,038,808)	227,535	—
Swap contracts	6,242	—	—	—	—
Foreign currency translation	—	—	—	(148)	404
Net change in unrealized appreciation (depreciation)	83,940	323,513,460	22,412,720	61,267,252	363,450,681
Net realized and unrealized gain (loss)	72,962	509,450,108	21,034,451	67,080,864	468,435,599
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$222,354	$ 583,723,646	$ 21,275,737	$71,399,253	$ 470,171,705

The accompanying notes are an integral part of these financial statements.

63

AMPLIFY ETF TRUST
STATEMENTS OF OPERATIONS
For the Year Ended September 30, 2025 (Continued)

	Amplify Digital Payments ETF	Amplify Etho Climate Leadership U.S. ETF	Amplify High Income ETF	Amplify Junior Silver Miners ETF	Amplify Lithium & Battery Technology ETF
INVESTMENT INCOME:
Dividend income	$1,826,810	$ 2,124,807	$ 30,269,802	$9,973,044	$963,052
Less: Dividend withholding taxes	(51,602)	—	—	(701,585)	(59,915)
Less: Issuance fees	—	—	—	(102,864)	(8,166)
Securities lending income	67,923	83,647	430,841	243,424	515,341
Other income	—	687	—	(104)	—
Total investment income	1,843,131	2,209,141	30,700,643	9,411,915	1,410,312
EXPENSES:
Investment advisory fee (See Note 3)	2,207,750	749,612	2,776,806	8,715,891	382,693
Total expenses	2,207,750	749,612	2,776,806	8,715,891	382,693
Net investment income/(loss)	(364,619)	1,459,529	27,923,837	696,024	1,027,619
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	10,065,984	1,195,576	203,896	194,726,307	(11,990,089)
Distributions received from other investment companies	—	—	6,887,788	—	—
Foreign currency translation	(31,332)	—	—	(396,471)	(101,453)
Net realized gain (loss)	10,034,652	1,195,576	7,091,684	194,329,836	(12,091,542)
Net change in unrealized appreciation (depreciation) on:
Investments	20,652,106	6,152,310	10,763,628	940,251,112	31,278,347
Foreign currency translation	992	—	—	(2,915)	(3,031)
Net change in unrealized appreciation (depreciation)	20,653,098	6,152,310	10,763,628	940,248,197	31,275,316
Net realized and unrealized gain (loss)	30,687,750	7,347,886	17,855,312	1,134,578,033	19,183,774
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 30,323,131	$ 8,807,415	$ 45,779,149	$ 1,135,274,057	$ 20,211,393

The accompanying notes are an integral part of these financial statements.

64

AMPLIFY ETF TRUST
STATEMENTS OF OPERATIONS
For the Year/Period Ended September 30, 2025 (Continued)

	Amplify Natural Resources Dividend Income ETF	Amplify Online Retail ETF	Amplify Samsung SOFR ETF	Amplify Samsung U.S. Natural Gas Infrastructure ETF(a)	Amplify Seymour Cannabis ETF
INVESTMENT INCOME:
Dividend income	$654,627	$1,039,277	$2,483	$34,974	$581,515
Less: Issuance fees	(4,165)	(6,699)	—	—	—
Less: Dividend withholding taxes	(26,323)	(9,278)	—	(1,316)	—
Interest income	—	—	11,552,289	—	1,324,726
Securities lending income	13,676	179,622	—	1,421	36,866
Total investment income	637,815	1,202,922	11,554,772	35,079	1,943,107
EXPENSES:
Investment advisory fee (See Note 3)	80,518	1,061,403	511,964	8,215	373,362
Shareholder service costs	—	—	—	—	12,599
Fund administration and accounting fees	—	—	—	—	51,151
Transfer agent fees	—	—	—	—	10,866
Compliance fees	—	—	—	—	14,988
Custodian fees	—	—	—	—	5,642
Legal fees	—	—	—	—	40,778
Audit fees	—	—	—	—	17,979
Reports to shareholders	—	—	—	—	28,963
Trustees’ fees	—	—	—	—	17,493
Federal and state registration fees	—	—	—	—	8,374
Affiliated expenses	—	—	—	—	14,965
Other expenses and fees	—	—	—	—	21,384
Total expenses	80,518	1,061,403	511,964	8,215	618,544
Expense reimbursement by Adviser	—	—	—	—	(187,742)
Net expenses	80,518	1,061,403	511,964	8,215	430,802
Net investment income	557,297	141,519	11,042,808	26,864	1,512,305
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	1,390,449	(1,072,334)	—	31,130	(46,409,984)
Swap contracts	—	—	—	—	(3,465,912)
Other investments	—	—	—	—	3,643
Foreign currency translation	—	(6,373)	—	—	(5,734)
Net realized gain (loss)	1,390,449	(1,078,707)	—	31,130	(49,877,987)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,349,565)	34,451,452	—	394,527	57,559,785
Swap contracts	—	—	—	—	9,097,705
Foreign currency translation	15	39	—	—	78
Net change in unrealized appreciation (depreciation)	(1,349,550)	34,451,491	—	394,527	66,657,568
Net realized and unrealized gain (loss)	40,899	33,372,784	—	425,657	16,779,581
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$598,196	$ 33,514,303	$ 11,042,808	$ 452,521	$18,291,886

(a)	Inception date of the Fund was May 19, 2025.
The accompanying notes are an integral part of these financial statements.

65

AMPLIFY ETF TRUST
STATEMENTS OF OPERATIONS
For the Year/Period Ended September 30, 2025 (Continued)

	Amplify SILJ Covered Call ETF(a)	Amplify Small-Mid Cap Equity ETF(b)	Amplify Transformational Data Sharing ETF	Amplify Travel Tech ETF	Amplify Video Game Leaders ETF
INVESTMENT INCOME:
Dividend income	$1,900	$11,621	$11,687,081	$344,763	$618,793
Less: Dividend withholding taxes	(161)	—	(133,554)	(18,150)	(55,674)
Less: Issuance fees	—	—	(47,327)	(3,780)	(2,005)
Interest income	2,245	—	28,621	—	—
Securities lending income	—	69	2,621,038	494	153
Other income	—	—	103	—	—
Total investment income	3,984	11,690	14,155,962	323,327	561,267
EXPENSES:
Investment advisory fee (See Note 3)	3,064	6,829	6,477,999	402,406	263,345
Interest expense	172	—	—	—	—
Total expenses	3,236	6,829	6,477,999	402,406	263,345
Expense reimbursement by Adviser	(510)	—	—	—	—
Net expenses	2,726	6,829	6,477,999	402,406	263,345
Net investment income/(loss)	1,258	4,861	7,677,963	(79,079)	297,922
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	313,575	(26,369)	157,464,578	(5,921,230)	4,503,781
Investments in affiliated securities	(485)	—	—	—	—
Written option contracts expired or closed	(267,096)	—	—	—	—
Securities sold short	—	—	(1,109)	—	—
Other investments	845	—	—	—	—
Foreign currency translation	—	—	(220,162)	(24,067)	(16,006)
Net realized gain (loss)	46,839	(26,369)	157,243,307	(5,945,297)	4,487,775
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	606,411	35,360	432,596,708	10,595,625	11,177,612
Investments in affiliated securities	230,639	—	—	—	—
Written option contracts	(174,865)	—	—	—	—
Foreign currency translation	—	—	11,954	(72)	1,762
Net change in unrealized appreciation (depreciation)	662,185	35,360	432,608,662	10,595,553	11,179,374
Net realized and unrealized gain (loss)	709,024	8,991	589,851,969	4,650,256	15,667,149
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$710,282	$13,852	$ 597,529,932	$4,571,177	$ 15,965,071

(a)	Inception date of the Fund was August 18, 2025.
(b)	Inception date of the Fund was October 22, 2024.
The accompanying notes are an integral part of these financial statements.

66

AMPLIFY ETF TRUST
STATEMENTS OF OPERATIONS
For the Year Ended September 30, 2025 (Continued)

Amplify Weight Loss Drug & Treatment ETF
INVESTMENT INCOME:
Dividend income	$70,086
Less: Issuance fees	(364)
Less: Dividend withholding taxes	(4,203)
Securities lending income	238
Total investment income	65,757
EXPENSES:
Investment advisory fee (See Note 3)	22,186
Total expenses	22,186
NET INVESTMENT INCOME	43,571
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(236,553)
Foreign currency translation	(626)
Net realized gain (loss)	(237,179)
Net change in unrealized appreciation (depreciation) on:
Investments	(420,074)
Foreign currency translation	204
Net change in unrealized appreciation (depreciation)	(419,870)
Net realized and unrealized gain (loss)	(657,049)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (613,478)

The accompanying notes are an integral part of these financial statements.

67

AMPLIFY ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	Amplify AI Powered Equity ETF		Amplify Alternative Harvest ETF
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025(a)	Year Ended September 30, 2024(a)
OPERATIONS:
Net investment income (loss)	$505,217	$772,428	$1,338,474	$17,459,862
Net realized gain (loss)	10,867,442	24,706,333	(95,611,154)	(177,532,285)
Net change in unrealized appreciation (depreciation)	8,496,710	477,345	75,455,057	158,217,589
Net increase (decrease) in net assets from operations	19,869,369	25,956,106	(18,817,623)	(1,854,834)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(34,780)	(761,524)	(1,672,373)	(20,532,956)
From return of capital	—	—	—	(2,852,668)
Total distributions to shareholders	(34,780)	(761,524)	(1,672,373)	(23,385,624)
CAPITAL TRANSACTIONS:
Shares sold	876,608	39,587,767	—	5,106,770
Shares redeemed	(9,990,687)	(60,691,835)	(7,961,897)	(10,219,650)
Net increase (decrease) in net assets from capital transactions	(9,114,079)	(21,104,068)	(7,961,897)	(5,112,880)
Net increase (decrease) in net assets	10,720,510	4,090,514	(28,451,893)	(30,353,338)
NET ASSETS:
Beginning of the year	106,040,331	101,949,817	229,261,437	259,614,775
End of the year	$116,760,841	$106,040,331	$200,809,544	$229,261,437
SHARES TRANSACTIONS
Shares sold	25,000	1,075,000	—	108,333
Shares redeemed	(250,000)	(1,675,000)	(350,053)	(291,667)
Total increase (decrease) in shares outstanding	(225,000)	(600,000)	(350,053)	(183,334)

(a)
During the year ended September 30, 2025, the Fund effected the following reverse stock split: February 21, 2025, 1 for 12. All share transactions prior to February 21, 2025, have been retroactively adjusted to reflect this reverse stock split.

The accompanying notes are an integral part of these financial statements.

68

AMPLIFY ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Amplify Bitcoin 2% Monthly Option Income ETF (Consolidated)	Amplify Bitcoin Max Income Covered Call ETF (Consolidated)	Amplify BlackSwan Growth & Treasury Core ETF
	Period Ended September 30, 2025(a)	Period Ended September 30, 2025(a)	Year Ended September 30, 2025	Period Ended September 30, 2024	Year Ended October 31, 2023
OPERATIONS:
Net investment income (loss)	$94,631	$101,987	$7,734,858	$4,707,383	$6,854,775
Net realized gain (loss)	8,648	(136,841)	22,642,892	12,850,018	(40,187,128)
Net change in unrealized appreciation (depreciation)	599,429	542,701	(9,413,392)	39,713,353	30,752,637
Net increase (decrease) in net assets from operations	702,708	507,847	20,964,358	57,270,754	(2,579,716)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(104,927)	(106,312)	(7,734,956)	(5,212,897)	(6,977,010)
From return of capital	(973,433)	(1,050,786)	—	—	—
Total distributions to shareholders	(1,078,360)	(1,157,098)	(7,734,956)	(5,212,897)	(6,977,010)
CAPITAL TRANSACTIONS:
Shares sold	20,989,687	20,362,284	6,615,320	108,154,538	18,978,247
Shares redeemed	—	(3,438,464)	(44,150,576)	(50,979,025)	(102,136,336)
Net increase (decrease) in net assets from capital transactions	20,989,687	16,923,820	(37,535,256)	57,175,513	(83,158,089)
Net increase (decrease) in net assets	20,614,035	16,274,569	(24,305,854)	109,233,370	(92,714,815)
NET ASSETS:
Beginning of the period	—	—	290,916,071	181,682,701	274,397,516
End of the period	$ 20,614,035	$ 16,274,569	$ 266,610,217	$ 290,916,071	$181,682,701
SHARES TRANSACTIONS
Shares sold	370,000	360,000	220,000	3,670,000	780,000
Shares redeemed	—	(60,000)	(1,500,000)	(1,950,000)	(4,080,000)
Total increase (decrease) in shares outstanding	370,000	300,000	(1,280,000)	1,720,000	(3,300,000)

(a)	Inception date of the Fund was April 28, 2025.
The accompanying notes are an integral part of these financial statements.

69

AMPLIFY ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Amplify BlackSwan ISWN ETF			Amplify Bloomberg AI Value Chain ETF
	Year Ended September 30, 2025	Period Ended September 30, 2024	Year Ended October 31, 2023	Year Ended September 30, 2025	Year Ended September 30, 2024
OPERATIONS:
Net investment income (loss)	$1,003,354	$1,041,359	$1,088,316	$75,275	$5,216
Net realized gain (loss)	778,065	738,866	(3,891,829)	2,196,576	2,830,842
Net change in unrealized appreciation (depreciation)	(357,920)	6,629,723	2,140,436	5,557,045	4,639,885
Net increase (decrease) in net assets from operations	1,423,499	8,409,948	(663,077)	7,828,896	7,475,943
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,003,363)	(1,144,842)	(1,056,161)	(46,500)	(6,153)
Total distributions to shareholders	(1,003,363)	(1,144,842)	(1,056,161)	(46,500)	(6,153)
CAPITAL TRANSACTIONS:
Shares sold	1,500,645	—	10,617,990	4,884,020	7,081,285
Shares redeemed	(6,601,873)	(6,708,515)	(2,816,528)	(7,412,160)	(12,726,595)
ETF transaction fees (See Note 1)	—	—		3,241	177
Net increase (decrease) in net assets from capital transactions	(5,101,228)	(6,708,515)	7,801,462	(2,524,899)	(5,645,133)
Net increase (decrease) in net assets	(4,681,092)	556,591	6,082,224	5,257,497	1,824,657
NET ASSETS:
Beginning of the period	37,986,421	37,429,830	31,347,606	26,480,723	24,656,066
End of the period	$ 33,305,329	$ 37,986,421	$37,429,830	$ 31,738,220	$26,480,723
SHARES TRANSACTIONS
Shares sold	75,000	—	575,000	100,000	150,000
Shares redeemed	(350,000)	(350,000)	(150,000)	(150,000)	(300,000)
Total increase (decrease) in shares outstanding	(275,000)	(350,000)	425,000	(50,000)	(150,000)

The accompanying notes are an integral part of these financial statements.

70

AMPLIFY ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Amplify Bloomberg U.S. Treasury 12% Premium Income ETF	Amplify BlueStar Israel Technology ETF
	Period Ended September 30, 2025(a)	Year Ended September 30, 2025	Year Ended September 30, 2024
OPERATIONS:
Net investment income (loss)	$333,100	$(230,937)	$(104,309)
Net realized gain (loss)	(156,906)	(960,675)	(9,502,686)
Net change in unrealized appreciation (depreciation)	10,873	19,700,341	22,034,756
Net increase (decrease) in net assets from operations	187,067	18,508,729	12,427,761
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(466,496)	(10,561)	—
From return of capital	(568,448)	—	—
Total distributions to shareholders	(1,034,944)	(10,561)	—
CAPITAL TRANSACTIONS:
Shares sold	13,279,385	18,472,625	13,548,145
Shares redeemed	(903,840)	(22,891,130)	(26,006,920)
ETF transaction fees (See Note 1)	428	6	—
Net increase (decrease) in net assets from capital transactions	12,375,973	(4,418,499)	(12,458,775)
Net increase (decrease) in net assets	11,528,096	14,079,669	(31,014)
NET ASSETS:
Beginning of the period	—	88,658,504	88,689,518
End of the period	$11,528,096	$ 102,738,173	$88,658,504
SHARES TRANSACTIONS
Shares sold	550,000	350,000	300,000
Shares redeemed	(40,000)	(450,000)	(600,000)
Total increase (decrease) in shares outstanding	510,000	(100,000)	(300,000)

(a)	Inception date of the Fund was October 28, 2024.
The accompanying notes are an integral part of these financial statements.

71

AMPLIFY ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Amplify Cash Flow Dividend Leaders ETF			Amplify COWS Covered Call ETF
	Year Ended September 30, 2025	Period Ended September 30, 2024	Year Ended October 31, 2023	Year Ended September 30, 2025	Period Ended September 30, 2024	Year Ended October 31, 2023
OPERATIONS:
Net investment income (loss)	$507,367	$260,794	$7,010	$149,392	$44,743	$3,543
Net realized gain (loss)	1,344,819	1,478,469	(5,729)	(10,978)	58,408	5,228
Net change in unrealized appreciation (depreciation)	256,030	653,921	(262,022)	83,940	384,289	(149,162)
Net increase (decrease) in net assets from operations	2,108,216	2,393,184	(260,741)	222,354	487,440	(140,391)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(507,389)	(260,749)	(6,480)	(12,952)	(28,309)	(20,026)
From return of capital	—	—	—	(1,009,374)	(179,023)	—
Total distributions to shareholders	(507,389)	(260,749)	(6,480)	(1,022,326)	(207,332)	(20,026)
CAPITAL TRANSACTIONS:
Shares sold	24,982,385	19,955,711	5,403,868	16,522,614	—	2,975,706
Shares redeemed	(21,720,173)	(9,112,680)	—	(4,305,549)	(1,543,542)	—
Net increase (decrease) in net assets from capital transactions	3,262,212	10,843,031	5,403,868	12,217,065	(1,543,542)	2,975,706
Net increase (decrease) in net assets	4,863,039	12,975,466	5,136,647	11,417,093	(1,263,434)	2,815,289
NET ASSETS:
Beginning of the period	18,112,113	5,136,647	—	1,551,855	2,815,289	—
End of the period	$22,975,152	$18,112,113	$5,136,647	$ 12,968,948	$1,551,855	$2,815,289
SHARES TRANSACTIONS
Shares sold	830,000	710,000	220,000	660,000	—	120,000
Shares redeemed	(720,000)	(320,000)	—	(180,000)	(60,000)	—
Total increase (decrease) in shares outstanding	110,000	390,000	220,000	480,000	(60,000)	120,000

The accompanying notes are an integral part of these financial statements.

72

AMPLIFY ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Amplify CWP Enhanced Dividend Income ETF			Amplify CWP Growth & Income ETF
	Year Ended September 30, 2025	Period Ended September 30, 2024	Year Ended October 31, 2023	Year Ended September 30, 2025	Period Ended September 30, 2024(a)
OPERATIONS:
Net investment income (loss)	$74,273,538	$60,321,348	$60,061,554	$241,286	$4,174
Net realized gain (loss)	185,936,648	128,105,133	(4,190,535)	(1,378,269)	(7,072)
Net change in unrealized appreciation (depreciation)	323,513,460	528,730,934	(30,437,822)	22,412,720	264,844
Net increase (decrease) in net assets from operations	583,723,646	717,157,415	25,433,197	21,275,737	261,946
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(205,735,955)	(140,584,687)	(60,061,554)	(241,397)	(27,703)
From return of capital	—	—	(72,626,691)	(8,809,436)	(31,820)
Total distributions to shareholders	(205,735,955)	(140,584,687)	(132,688,245)	(9,050,833)	(59,523)
CAPITAL TRANSACTIONS:
Shares sold	1,394,742,020	331,766,510	1,010,437,880	317,875,217	9,952,528
Shares redeemed	(139,549,545)	(135,406,335)	(164,920,195)	(17,029,980)	—
ETF transaction fees (See Note 1)	—	—	5	—	—
Net increase (decrease) in net assets from capital transactions	1,255,192,475	196,360,175	845,517,690	300,845,237	9,952,528
Net increase (decrease) in net assets	1,633,180,166	772,932,903	738,262,642	313,070,141	10,154,951
NET ASSETS:
Beginning of the period	3,612,985,677	2,840,052,774	2,101,790,132	10,154,951	—
End of the period	$ 5,246,165,843	$ 3,612,985,677	$2,840,052,774	$ 323,225,092	$ 10,154,951
SHARES TRANSACTIONS
Shares sold	33,350,000	8,550,000	28,250,000	11,350,000	400,000
Shares redeemed	(3,350,000)	(3,700,000)	(4,650,000)	(600,000)	—
Total increase (decrease) in shares outstanding	30,000,000	4,850,000	23,600,000	10,750,000	400,000

(a)	Inception date of the Fund was August 21, 2024.
The accompanying notes are an integral part of these financial statements.

73

AMPLIFY ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Amplify CWP International Enhanced Dividend Income ETF			Amplify Cybersecurity ETF
	Year Ended September 30, 2025	Period Ended September 30, 2024	Year Ended October 31, 2023	Year Ended September 30, 2025	Year Ended September 30, 2024
OPERATIONS:
Net investment income (loss)	$4,318,389	$2,733,887	$851,164	$1,736,106	$3,625,606
Net realized gain (loss)	5,813,612	(364,299)	(992,658)	104,984,918	170,058,823
Net change in unrealized appreciation (depreciation)	61,267,252	14,534,121	(242,709)	363,450,681	277,525,856
Net increase (decrease) in net assets from operations	71,399,253	16,903,709	(384,203)	470,171,705	451,210,285
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(7,636,170)	(2,734,332)	(866,121)	(1,382,715)	(3,564,023)
From return of capital	(7,089,912)	(3,190,333)	(583,515)	—	—
Total distributions to shareholders	(14,726,082)	(5,924,665)	(1,449,636)	(1,382,715)	(3,564,023)
CAPITAL TRANSACTIONS:
Shares sold	255,762,900	96,572,195	45,304,688	398,029,170	516,709,955
Shares redeemed	(6,580,100)	(10,269,535)	(3,441,413)	(290,669,875)	(641,741,930)
ETF transaction fees (See Note 1)	—	—	5,701	394	—
Net increase (decrease) in net assets from capital transactions	249,182,800	86,302,660	41,868,976	107,359,689	(125,031,975)
Net increase (decrease) in net assets	305,855,971	97,281,704	40,035,137	576,148,679	322,614,287
NET ASSETS:
Beginning of the period	139,135,215	41,853,511	1,818,374	1,746,406,738	1,423,792,451
End of the period	$444,991,186	$ 139,135,215	$41,853,511	$ 2,322,555,417	$ 1,746,406,738
SHARES TRANSACTIONS
Shares sold	7,625,000	3,300,000	1,650,000	4,950,000	8,100,000
Shares redeemed	(200,000)	(375,000)	(125,000)	(3,750,000)	(10,150,000)
Total increase (decrease) in shares outstanding	7,425,000	2,925,000	1,525,000	1,200,000	(2,050,000)

The accompanying notes are an integral part of these financial statements.

74

AMPLIFY ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Amplify Digital Payments ETF		Amplify Etho Climate Leadership U.S. ETF
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Year Ended September 30, 2024
OPERATIONS:
Net investment income (loss)	$(364,619)	$(122,929)	$1,459,529	$2,045,224
Net realized gain (loss)	10,034,652	(21,074,684)	1,195,576	14,651,351
Net change in unrealized appreciation (depreciation)	20,653,098	116,283,477	6,152,310	17,614,033
Net increase (decrease) in net assets from operations	30,323,131	95,085,864	8,807,415	34,310,608
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(2,433,538)	(416,255)	(445,673)	(2,183,651)
From return of capital	—	—	—	(82,109)
Total distributions to shareholders	(2,433,538)	(416,255)	(445,673)	(2,265,760)
CAPITAL TRANSACTIONS:
Shares sold	5,625,710	11,741,025	2,944,780	59,868,820
Shares redeemed	(71,479,655)	(165,114,985)	(44,060,830)	(75,655,595)
ETF transaction fees (See Note 1)	800	15,516	—	—
Net increase (decrease) in net assets from capital transactions	(65,853,145)	(153,358,444)	(41,116,050)	(15,786,775)
Net increase (decrease) in net assets	(37,963,552)	(58,688,835)	(32,754,308)	16,258,073
NET ASSETS:
Beginning of the year	298,326,053	357,014,888	188,779,403	172,521,330
End of the year	$ 260,362,501	$298,326,053	$ 156,025,095	$ 188,779,403
SHARES TRANSACTIONS
Shares sold	100,000	250,000	50,000	1,050,000
Shares redeemed	(1,250,000)	(3,650,000)	(750,000)	(1,350,000)
Total increase (decrease) in shares outstanding	(1,150,000)	(3,400,000)	(700,000)	(300,000)

The accompanying notes are an integral part of these financial statements.

75

AMPLIFY ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Amplify High Income ETF			Amplify Junior Silver Miners ETF
	Year Ended September 30, 2025	Period Ended September 30, 2024	Year Ended October 31, 2023	Year Ended September 30, 2025	Year Ended September 30, 2024
OPERATIONS:
Net investment income (loss)	$27,923,837	$34,586,455	$33,462,803	$696,024	$(676,849)
Net realized gain (loss)	7,091,684	(23,759,568)	(24,249,922)	194,329,836	(66,369,979)
Net change in unrealized appreciation (depreciation)	10,763,628	98,029,689	(768,803)	940,248,197	390,388,908
Net increase (decrease) in net assets from operations	45,779,149	108,856,576	8,444,078	1,135,274,057	323,342,080
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(31,706,887)	(35,057,043)	(32,823,110)	(60,317,682)	(60,499)
From return of capital	(37,293,113)	(14,916,957)	(10,544,890)	—	—
Total distributions to shareholders	(69,000,000)	(49,974,000)	(43,368,000)	(60,317,682)	(60,499)
CAPITAL TRANSACTIONS:
Shares sold	141,274,915	168,056,180	115,213,635	1,168,112,120	202,361,105
Shares redeemed	(27,958,740)	(38,893,810)	(37,404,110)	(635,772,730)	(62,019,860)
ETF transaction fees (See Note 1)	840	408	—	26,892	—
Net increase (decrease) in net assets from capital transactions	113,317,015	129,162,778	77,809,525	532,366,282	140,341,245
Net increase (decrease) in net assets	90,096,164	188,045,354	42,885,603	1,607,322,657	463,622,826
NET ASSETS:
Beginning of the period	528,992,629	340,947,275	298,061,672	1,044,021,122	580,398,296
End of the period	$ 619,088,793	$ 528,992,629	$340,947,275	$ 2,651,343,779	$ 1,044,021,122
SHARES TRANSACTIONS
Shares sold	12,000,000	14,200,000	9,750,000	80,900,000	17,700,000
Shares redeemed	(2,500,000)	(3,350,000)	(3,300,000)	(47,300,000)	(5,250,000)
Total increase (decrease) in shares outstanding	9,500,000	10,850,000	6,450,000	33,600,000	12,450,000

The accompanying notes are an integral part of these financial statements.

76

AMPLIFY ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Amplify Lithium & Battery Technology ETF			Amplify Natural Resources Dividend Income ETF
	Year Ended September 30, 2025	Period Ended September 30, 2024	Year Ended October 31, 2023	Year Ended September 30, 2025	Period Ended September 30, 2024	Year Ended October 31, 2023
OPERATIONS:
Net investment income (loss)	$1,027,619	$2,131,161	$3,022,707	$557,297	$483,774	$365,921
Net realized gain (loss)	(12,091,542)	(40,077,695)	(27,199,764)	1,390,449	629,394	115,903
Net change in unrealized appreciation (depreciation)	31,275,316	39,617,368	(867,592)	(1,349,550)	454,573	220
Net increase (decrease) in net assets from operations	20,211,393	1,670,834	(25,044,649)	598,196	1,567,741	482,044
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(2,077,324)	(3,657,984)	(6,037,095)	(409,697)	(483,774)	(365,917)
From return of capital	—	—	—	(369,430)	(188,984)	(129,309)
Total distributions to shareholders	(2,077,324)	(3,657,984)	(6,037,095)	(779,127)	(672,758)	(495,226)
CAPITAL TRANSACTIONS:
Shares sold	1,344,255	1,802,440	7,256,025	12,985,343	10,642,027	11,763,898
Shares redeemed	(19,428,630)	(31,959,675)	(25,274,805)	(16,371,685)	(6,371,645)	(4,498,650)
ETF transaction fees (See Note 1)	9,507	9,911	11,624	—	—	—
Net increase (decrease) in net assets from capital transactions	(18,074,868)	(30,147,324)	(18,007,156)	(3,386,342)	4,270,382	7,265,248
Net increase (decrease) in net assets	59,201	(32,134,474)	(49,088,900)	(3,567,273)	5,165,365	7,252,066
NET ASSETS:
Beginning of the period	78,567,733	110,702,207	159,791,107	14,293,520	9,128,155	1,876,089
End of the period	$78,626,934	$78,567,733	$110,702,207	$10,726,247	$ 14,293,520	$9,128,155
SHARES TRANSACTIONS
Shares sold	150,000	200,000	550,000	450,000	375,000	450,000
Shares redeemed	(2,100,000)	(3,400,000)	(2,000,000)	(575,000)	(225,000)	(175,000)
Total increase (decrease) in shares outstanding	(1,950,000)	(3,200,000)	(1,450,000)	(125,000)	150,000	275,000

The accompanying notes are an integral part of these financial statements.

77

AMPLIFY ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Amplify Online Retail ETF			Amplify Samsung SOFR ETF
	Year Ended September 30, 2025	Period Ended September 30, 2024	Year Ended October 31, 2023	Year Ended September 30, 2025	Period Ended September 30, 2024(a)
OPERATIONS:
Net investment income (loss)	$141,519	$(12,444)	$(256,749)	$11,042,808	$6,993,195
Net realized gain (loss)	(1,078,707)	(5,939,617)	(174,441,573)	—	—
Net change in unrealized appreciation (depreciation)	34,451,491	73,834,775	182,284,853	—	—
Net increase (decrease) in net assets from operations	33,514,303	67,882,714	7,586,531	11,042,808	6,993,195
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	—	—	(11,042,808)	(7,066,684)
From return of capital	—	—	—	(231,826)	—
Total distributions to shareholders	—	—	—	(11,274,634)	(7,066,684)
CAPITAL TRANSACTIONS:
Shares sold	22,801,785	17,910,225	67,742,930	132,330,395	242,473,702
Shares redeemed	(54,997,435)	(82,514,090)	(105,954,075)	(99,253,836)	—
ETF transaction fees (See Note 1)	3,238	4,519	5,641	46,317	59,553
Net increase (decrease) in net assets from capital transactions	(32,192,412)	(64,599,346)	(38,205,504)	33,122,876	242,533,255
Net increase (decrease) in net assets	1,321,891	3,283,368	(30,618,973)	32,891,050	242,459,766
NET ASSETS:
Beginning of the period	159,024,007	155,740,639	186,359,612	242,459,766	—
End of the period	$ 160,345,898	$ 159,024,007	$155,740,639	$ 275,350,816	$ 242,459,766
SHARES TRANSACTIONS
Shares sold	350,000	350,000	1,450,000	1,320,000	2,420,000
Shares redeemed	(850,000)	(1,500,000)	(2,350,000)	(990,000)	—
Total increase (decrease) in shares outstanding	(500,000)	(1,150,000)	(900,000)	330,000	2,420,000

(a)	Inception date of the Fund was November 14, 2023.
The accompanying notes are an integral part of these financial statements.

78

AMPLIFY ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Amplify Samsung U.S. Natural Gas Infrastructure ETF	Amplify Seymour Cannabis ETF			Amplify SILJ Covered Call ETF
	Period Ended September 30, 2025(a)	Year Ended September 30, 2025(c)	Period Ended September 30, 2024(c)	Year Ended October 31, 2023(c)	Period Ended September 30, 2025(b)
OPERATIONS:
Net investment income (loss)	$26,864	$1,512,305	$370,588	$379,055	$1,258
Net realized gain (loss)	31,130	(49,877,987)	(13,580,690)	(15,091,725)	46,839
Net change in unrealized appreciation (depreciation)	394,527	66,657,568	18,328,795	(5,504,762)	662,185
Net increase (decrease) in net assets from operations	452,521	18,291,886	5,118,693	(20,217,432)	710,282
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(26,864)	(5,578,775)	—	—	(22,183)
From return of capital	(591)	—	—	—	(135,009)
Total distributions to shareholders	(27,455)	(5,578,775)	—	—	(157,192)
CAPITAL TRANSACTIONS:
Shares sold	4,757,419	80,533,230	1,302,555	1,912,410	8,985,623
Shares redeemed	(1,277,420)	(7,757,016)	(2,034,410)	(555,060)	(1,467,930)
ETF transaction fees (See Note 1)	—	1,963	595	—	—
Net increase (decrease) in net assets from capital transactions	3,479,999	72,778,177	(731,260)	1,357,350	7,517,693
Net increase (decrease) in net assets	3,905,065	85,491,288	4,387,433	(18,860,082)	8,070,783
NET ASSETS:
Beginning of the period	—	27,977,961	23,590,528	42,450,610	—
End of the period	$3,905,065	$ 113,469,249	$27,977,961	$23,590,528	$8,070,783
SHARES TRANSACTIONS
Shares sold	190,000	3,766,667	20,833	33,333	325,000
Shares redeemed	(50,000)	(450,033)	(37,500)	(12,500)	(50,000)
Total increase (decrease) in shares outstanding	140,000	3,316,634	(16,667)	20,833	275,000

(a)	Inception date of the Fund was May 19, 2025.
(b)	Inception date of the Fund was August 18, 2025.
(c)
During the year ended September 30, 2025, the Fund effected the following reverse stock split: February 21, 2025, 1 for 12. All share transactions prior to February 21, 2025, have been retroactively adjusted to reflect this reverse stock split.

The accompanying notes are an integral part of these financial statements.

79

AMPLIFY ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Amplify Small-Mid Cap Equity ETF	Amplify Transformational Data Sharing ETF
	Period Ended September 30, 2025(a)	Year Ended September 30, 2025	Period Ended September 30, 2024	Year Ended October 31, 2023
OPERATIONS:
Net investment income (loss)	$4,861	$7,677,963	$8,529,125	$8,744,358
Net realized gain (loss)	(26,369)	157,243,307	147,891,699	(190,252,101)
Net change in unrealized appreciation (depreciation)	35,360	432,608,662	268,325,953	225,293,158
Net increase (decrease) in net assets from operations	13,852	597,529,932	424,746,777	43,785,415
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(4,861)	(49,345,165)	(12,491,001)	—
From return of capital	(1,164)	—	—	—
Total distributions to shareholders	(6,025)	(49,345,165)	(12,491,001)	—
CAPITAL TRANSACTIONS:
Shares sold	1,240,500	407,175,800	714,227,950	17,641,355
Shares redeemed	—	(198,461,775)	(868,167,765)	(98,650,555)
ETF transaction fees (See Note 1)	—	3,040	6,716	—
Net increase (decrease) in net assets from capital transactions	1,240,500	208,717,065	(153,933,099)	(81,009,200)
Net increase (decrease) in net assets	1,248,327	756,901,832	258,322,677	(37,223,785)
NET ASSETS:
Beginning of the period	—	685,397,277	427,074,600	464,298,385
End of the period	$ 1,248,327	$ 1,442,299,109	$685,397,277	$427,074,600
SHARES TRANSACTIONS
Shares sold	50,000	7,400,000	25,200,000	950,000
Shares redeemed	—	(4,150,000)	(27,700,000)	(5,250,000)
Total increase (decrease) in shares outstanding	50,000	3,250,000	(2,500,000)	(4,300,000)

(a)	Inception date of the Fund was October 22, 2024.
The accompanying notes are an integral part of these financial statements.

80

AMPLIFY ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Amplify Travel Tech ETF		Amplify Video Game Leaders ETF
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Year Ended September 30, 2024
OPERATIONS:
Net investment income (loss)	$(79,079)	$273,859	$297,922	$44,076
Net realized gain (loss)	(5,945,297)	(8,855,702)	4,487,775	(4,579,153)
Net change in unrealized appreciation (depreciation)	10,595,553	26,076,195	11,179,374	13,660,102
Net increase (decrease) in net assets from operations	4,571,177	17,494,352	15,965,071	9,125,025
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	(238,899)	(227,895)	(32,197)
From return of capital	—	(13,494)	—	—
Total distributions to shareholders	—	(252,393)	(227,895)	(32,197)
CAPITAL TRANSACTIONS:
Shares sold	—	17,755,390	1,832,783	—
Shares redeemed	(28,840,105)	(73,386,860)	(7,223,960)	(11,698,250)
ETF transaction fees (See Note 1)	13,545	13,805	1,382	12,815
Net increase (decrease) in net assets from capital transactions	(28,826,560)	(55,617,665)	(5,389,795)	(11,685,435)
Net increase (decrease) in net assets	(24,255,383)	(38,375,706)	10,347,381	(2,592,607)
NET ASSETS:
Beginning of the year	65,553,050	103,928,756	40,251,747	42,844,354
End of the year	$41,297,667	$65,553,050	$ 50,599,128	$40,251,747
SHARES TRANSACTIONS
Shares sold	—	900,000	20,000	—
Shares redeemed	(1,350,000)	(3,850,000)	(100,000)	(200,000)
Total increase (decrease) in shares outstanding	(1,350,000)	(2,950,000)	(80,000)	(200,000)

The accompanying notes are an integral part of these financial statements.

81

AMPLIFY ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Amplify Weight Loss Drug & Treatment ETF
	Year Ended September 30, 2025	Period Ended September 30, 2024(a)
OPERATIONS:
Net investment income (loss)	$43,571	$9,430
Net realized gain (loss)	(237,179)	1,885
Net change in unrealized appreciation (depreciation)	(419,870)	122,083
Net increase (decrease) in net assets from operations	(613,478)	133,398
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(39,582)	—
Total distributions to shareholders	(39,582)	—
CAPITAL TRANSACTIONS:
Shares sold	1,108,090	4,680,761
Shares redeemed	(2,218,395)	—
ETF transaction fees (See Note 1)	327	75
Net increase (decrease) in net assets from capital transactions	(1,109,978)	4,680,836
Net increase (decrease) in net assets	(1,763,038)	4,814,234
NET ASSETS:
Beginning of the period	4,814,234	—
End of the period	$3,051,196	$ 4,814,234
SHARES TRANSACTIONS
Shares sold	50,000	180,000
Shares redeemed	(100,000)	—
Total increase (decrease) in shares outstanding	(50,000)	180,000

(a)	Inception date of the Fund was May 20, 2024.
The accompanying notes are an integral part of these financial statements.

82

AMPLIFY AI POWERED EQUITY ETF
FINANCIAL HIGHLIGHTS

	Year Ended September 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$37.54	$29.77	$28.92	$41.12	$30.72
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.19	0.25	0.35	0.09	(0.03)
Net realized and unrealized gain (loss) on investments(b)	7.19	7.78	0.87	(11.57)	10.47
Total from investment operations	7.38	8.03	1.22	(11.48)	10.44
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)	(0.26)	(0.37)	—	(0.04)
Net realized gains	—	–	—	(0.72)	—
Total distributions	(0.01)	(0.26)	(0.37)	(0.72)	(0.04)
Net asset value, end of year	$44.91	$37.54	$29.77	$28.92	$41.12
Total return	19.68%	27.00%	4.20%	−28.45%	34.00%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$116,761	$106,040	$101,950	$99,060	$167,562
Ratio of expenses to average net assets	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets	0.46%	0.73%	1.17%	0.24%	(0.09)%
Portfolio turnover rate(c)	804%	1,159%	2,719%	1,708%	540%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

83

AMPLIFY ALTERNATIVE HARVEST ETF
FINANCIAL HIGHLIGHTS

	Year Ended September 30,
	2025(e)	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$39.72	$43.68	$55.44	$172.80	$124.44
INVESTMENT OPERATIONS:
Net investment income(a)	0.24	3.00	1.44	2.16	3.12
Net realized and unrealized gain (loss) on investments(b)	(2.87)	(2.88)	(11.76)	(117.36)	48.12
Total from investment operations	(2.63)	0.12	(10.32)	(115.20)	51.24
LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)	(3.60)	(1.44)	(2.16)	(2.88)
Return of capital	—	(0.48)	—	—	—
Total distributions	(0.02)	(4.08)	(1.44)	(2.16)	(2.88)
Net asset value, end of year	$37.07	$39.72	$43.68	$55.44	$172.80
Total return	−5.70%	0.40%	−18.67%	−67.06%	40.90%
SUPPLEMENTAL DATA AND RATIOS:(c)
Net assets, end of year (in thousands)	$200,810	$229,261	$259,615	$324,730	$1,067,609
Ratio of expenses to average net assets:(f)
Before expense reimbursement/recoupment	0.75%	0.75%	0.75%	0.75%	0.75%
After expense reimbursement/recoupment	0.40%	0.39%	0.46%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets	0.90%	7.29%	2.89%	1.95%	1.39%
Portfolio turnover rate(d)	75%	45%	60%	74%	75%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(d)	Portfolio turnover rate excludes in-kind transactions.
(e)
During the year ended September 30, 2025, the Fund effected the following reverse stock split: February 21, 2025, 1 for 12. All historical per share information has been retroactively adjusted to reflect this reverse stock split.

(f)	The ratios of expenses and income presented above do not reflect the Fund’s proportionate share of expenses and income of the underlying funds in which the Fund invests.
The accompanying notes are an integral part of these financial statements.

84

AMPLIFY BITCOIN 2% MONTHLY OPTION INCOME ETF (CONSOLIDATED)
FINANCIAL HIGHLIGHTS

Period Ended September 30, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$50.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.60
Net realized and unrealized gain (loss) on investments(c)	10.83
Total from investment operations	11.43
LESS DISTRIBUTIONS FROM:
Net investment income	(0.56)
Return of capital	(5.16)
Total distributions	(5.72)
Net asset value, end of period	$55.71
Total return(d)	23.27%
SUPPLEMENTAL DATA AND RATIOS:(e)
Net assets, end of period (in thousands)	$20,614
Ratio of expenses to average net assets(f)	0.65%
Ratio of net investment income (loss) to average net assets(f)	2.49%
Portfolio turnover rate(d)(g)	3%

(a)	Inception date of the Fund was April 28, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

85

AMPLIFY BITCOIN MAX INCOME COVERED CALL ETF (CONSOLIDATED)
FINANCIAL HIGHLIGHTS

Period Ended September 30, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$50.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.79
Net realized and unrealized gain (loss) on investments(c)	10.75
Total from investment operations	11.54
LESS DISTRIBUTIONS FROM:
Net investment income	(0.67)
Return of capital	(6.62)
Total distributions	(7.29)
Net asset value, end of period	$54.25
Total return(d)	23.56%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$16,275
Ratio of expenses to average net assets(e)	0.69%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(e)	0.04%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(e)	0.65%
Ratio of net investment income (loss) to average net assets(e)	3.30%
Portfolio turnover rate(d)(f)	251%

(a)	Inception date of the Fund was April 28, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

86

AMPLIFY BLACKSWAN GROWTH & TREASURY CORE ETF
FINANCIAL HIGHLIGHTS

	Year Ended September 30, 2025	Period Ended September 30, 2024	Year Ended October 31,
			2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of year	$30.43	$23.17	$24.63	$35.72	$30.87	$28.57
INVESTMENT OPERATIONS:
Net investment income(a)	0.90	0.70	0.74	0.33	0.09	0.12
Net realized and unrealized gain (loss) on investments(b)	1.78	7.30	(1.43)	(9.41)	5.25	3.05
Total from investment operations	2.68	8.00	(0.69)	(9.08)	5.34	3.17
LESS DISTRIBUTIONS FROM:
Net investment income	(0.91)	(0.74)	(0.77)	(0.38)	(0.07)	(0.19)
Net realized gains	—	—	—	(1.63)	(0.42)	(0.68)
Total distributions	(0.91)	(0.74)	(0.77)	(2.01)	(0.49)	(0.87)
ETF transaction fees per share	—	0.00(c)	—	—	—	0.00(c)
Net asset value, end of year	$32.20	$30.43	$23.17	$24.63	$35.72	$30.87
Total return	9.04%	34.80%	−2.97%	−26.77%	17.44%	11.29%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$266,610	$290,916	$181,683	$274,398	$911,467	$685,231
Ratio of expenses to average net assets	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%
Ratio of net investment income (loss) to average net assets	2.98%	2.81%	2.92%	1.08%	0.25%	0.40%
Portfolio turnover rate(d)	43%	61%	218%	286%	194%	162%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

87

AMPLIFY BLACKSWAN ISWN ETF
FINANCIAL HIGHLIGHTS

	Year Ended September 30, 2025	Period Ended September 30, 2024	Year Ended October 31,		Period Ended October 31, 2021(a)
			2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$20.53	$17.01	$17.66	$25.50	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.61	0.52	0.55	0.30	0.07
Net realized and unrealized gain (loss) on investments(c)	0.63	3.58	(0.66)	(7.77)	0.48
Total from investment operations	1.24	4.10	(0.11)	(7.47)	0.55
LESS DISTRIBUTIONS FROM:
Net investment income	(0.62)	(0.58)	(0.54)	(0.27)	(0.05)
Net realized gains	—	—	—	(0.10)	—
Total distributions	(0.62)	(0.58)	(0.54)	(0.37)	(0.05)
Net asset value, end of period	$21.15	$20.53	$17.01	$17.66	$25.50
Total return(d)	6.25%	24.31%	−0.80%	−29.51%	2.23%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$33,305	$37,986	$37,430	$31,348	$43,353
Ratio of expenses to average net assets(e)	0.49%	0.49%	0.49%	0.49%	0.49%
Ratio of net investment income (loss) to average net assets(e)	3.11%	2.95%	2.93%	1.42%	0.38%
Portfolio turnover rate(d)(f)	38%	32%	195%	221%	123%

(a)	Inception date of the Fund was January 25, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

88

AMPLIFY BLOOMBERG AI VALUE CHAIN ETF
FINANCIAL HIGHLIGHTS

	Year Ended September 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$48.15	$35.22	$28.66	$51.58	$42.29
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.15	0.01	0.01	(0.03)	(0.03)
Net realized and unrealized gain (loss) on investments(b)	15.26	12.93	6.55	(22.89)	9.45
Total from investment operations	15.41	12.94	6.56	(22.92)	9.42
LESS DISTRIBUTIONS FROM:
Net investment income	(0.09)	(0.01)	—	—	(0.13)
Total distributions	(0.09)	(0.01)	—	—	(0.13)
ETF transaction fees per share	0.01	0.00(c)	0.00(c)	0.00(c)	—
Net asset value, end of year	$63.48	$48.15	$35.22	$28.66	$51.58
Total return	32.09%	36.72%	22.92%	−44.44%	22.28%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$31,738	$26,481	$24,656	$22,925	$54,155
Ratio of expenses to average net assets	0.60%	0.68%	0.68%	0.68%	0.68%
Ratio of net investment income (loss) to average net assets	0.29%	0.02%	0.02%	(0.09)%	(0.06)%
Portfolio turnover rate(d)	129%	36%	29%	28%	14%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

89

AMPLIFY BLOOMBERG U.S. TREASURY 12% PREMIUM INCOME ETF
FINANCIAL HIGHLIGHTS

Period Ended September 30, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.84
Net realized and unrealized gain (loss) on investments(c)	(0.67)
Total from investment operations	0.17
LESS DISTRIBUTIONS FROM:
Net investment income	(1.16)
Return of capital	(1.41)
Total distributions	(2.57)
ETF transaction fees per share	0.00(d)
Net asset value, end of period	$22.60
Total return(e)	0.93%
SUPPLEMENTAL DATA AND RATIOS:(f)
Net assets, end of period (in thousands)	$11,528
Ratio of expenses to average net assets(g)	0.30%
Ratio of net investment income (loss) to average net assets(g)	3.97%
Portfolio turnover rate(e)(h)	92%

(a)	Inception date of the Fund was October 28, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(g)	Annualized for periods less than one year.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

90

AMPLIFY BLUESTAR ISRAEL TECHNOLOGY ETF
FINANCIAL HIGHLIGHTS

	Year Ended September 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$47.92	$41.25	$43.94	$66.09	$55.57
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.13)	(0.06)	0.00(b)	(0.05)	(0.01)
Net realized and unrealized gain (loss) on investments(c)	10.93	6.73	(2.69)	(22.10)	10.97
Total from investment operations	10.80	6.67	(2.69)	(22.15)	10.96
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)	—	—	—	(0.44)
Total distributions	(0.01)	—	—	—	(0.44)
ETF transaction fees per share	0.00(b)	—	—	—	—
Net asset value, end of year	$58.71	$47.92	$41.25	$43.94	$66.09
Total return	22.52%	16.18%	−6.12%	−33.52%	19.76%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$102,738	$88,659	$88,690	$116,443	$191,673
Ratio of expenses to average net assets	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets	(0.25)%	(0.12)%	0.00%(d)	(0.10)%	(0.02)%
Portfolio turnover rate(e)	19%	21%	17%	25%	21%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)	Amount represents less than $0.005 per share.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than 0.005%.
(e)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

91

AMPLIFY CASH FLOW DIVIDEND LEADERS ETF
FINANCIAL HIGHLIGHTS

	Year Ended September 30, 2025	Period Ended September 30, 2024	Period Ended October 31, 2023(a)
PER SHARE DATA:
Net asset value, beginning of period	$29.69	$23.35	$25.13
INVESTMENT OPERATIONS:
Net investment income(b)	0.69	0.59	0.05
Net realized and unrealized gain (loss) on investments(c)	2.23	6.34	(1.79)
Total from investment operations	2.92	6.93	(1.74)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.70)	(0.59)	(0.04)
Total distributions	(0.70)	(0.59)	(0.04)
Net asset value, end of period	$31.91	$29.69	$23.35
Total return(d)	10.04%	29.91%	−6.94%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$22,975	$18,112	$5,137
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(e)	0.39%	0.39%	0.39%
After expense reimbursement/recoupment(e)	—%	—%	—%
Ratio of net investment income (loss) to average net assets(e)	2.35%	2.30%	1.46%
Portfolio turnover rate(d)(f)	165%	140%	21%

(a)	Inception date of the Fund was September 12, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

92

AMPLIFY COWS COVERED CALL ETF
FINANCIAL HIGHLIGHTS

	Year Ended September 30, 2025	Period Ended September 30, 2024	Period Ended October 31, 2023(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.86	$23.46	$24.92
INVESTMENT OPERATIONS:
Net investment income(b)	0.38	0.40	0.03
Net realized and unrealized gain (loss) on investments(c)	0.21	3.89	(1.32)
Total from investment operations	0.59	4.29	(1.29)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.03)	(0.26)	(0.17)
Return of capital	(2.40)	(1.63)	—
Total distributions	(2.43)	(1.89)	(0.17)
Net asset value, end of period	$24.02	$25.86	$23.46
Total return(d)	2.70%	18.64%	−5.18%
SUPPLEMENTAL DATA AND RATIOS:(e)
Net assets, end of period (in thousands)	$12,969	$1,552	$2,815
Ratio of expenses to average net assets(f)(h)	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets(f)	1.60%	1.70%	1.14%
Portfolio turnover rate(d)(g)	441%	—%	—%

(a)	Inception date of the Fund was September 19, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	The ratios of expenses and income presented above do not reflect the Fund’s proportionate share of expenses and income of the underlying funds in which the Fund invests.
The accompanying notes are an integral part of these financial statements.

93

AMPLIFY CWP ENHANCED DIVIDEND INCOME ETF
FINANCIAL HIGHLIGHTS

	Year Ended September 30, 2025	Period Ended September 30, 2024	Year Ended October 31,
			2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of year	$41.15	$34.24	$35.41	$37.11	$29.22	$30.41
INVESTMENT OPERATIONS:
Net investment income(a)	0.74	0.73	0.78	0.59	0.49	0.48
Net realized and unrealized gain (loss) on investments(b)	4.66	7.87	(0.24)	(0.57)	9.22	0.79
Total from investment operations	5.40	8.60	0.54	0.02	9.71	1.27
LESS DISTRIBUTIONS FROM:
Net investment income	(1.41)	(1.51)	(0.77)	(0.58)	(1.56)	(0.27)
Net realized gains	(0.61)	(0.18)	—	(0.28)	(0.11)	(0.86)
Return of capital	—	—	(0.94)	(0.86)	(0.15)	(1.33)
Total distributions	(2.02)	(1.69)	(1.71)	(1.72)	(1.82)	(2.46)
ETF transaction fees per share	—	0.00(c)	0.00(c)	—	—	—
Net asset value, end of year	$44.53	$41.15	$34.24	$35.41	$37.11	$29.22
Total return	13.56%	25.61%	1.47%	0.14%	33.81%	4.40%
SUPPLEMENTAL DATA AND RATIOS:(d)
Net assets, end of year (in thousands)	$5,246,166	$3,612,986	$2,840,053	$2,101,790	$766,353	$106,668
Ratio of expenses to average net assets:(f)
Before expense reimbursement/ recoupment	0.55%	0.55%	0.55%	0.55%	0.61%	0.95%
After expense reimbursement/ recoupment	0.54%	0.54%	0.55%	0.55%	0.54%	0.49%
Ratio of net investment income (loss) to average net assets	1.77%	2.09%	2.20%	1.67%	1.38%	1.62%
Portfolio turnover rate(e)	94%	73%	66%	87%	89%	86%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	The ratios of expenses and income presented above do not reflect the Fund’s proportionate share of expenses and income of the underlying funds in which the Fund invests.
The accompanying notes are an integral part of these financial statements.

94

AMPLIFY CWP GROWTH & INCOME ETF
FINANCIAL HIGHLIGHTS

	Year Ended September 30, 2025	Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.39	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.10	0.02
Net realized and unrealized gain (loss) on investments(c)	6.19	0.52
Total from investment operations	6.29	0.54
LESS DISTRIBUTIONS FROM:
Net investment income	(0.07)	(0.07)
Return of capital	(2.62)	(0.08)
Total distributions	(2.69)	(0.15)
Net asset value, end of period	$28.99	$25.39
Total return(d)	26.17%	2.15%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$323,225	$10,155
Ratio of expenses to average net assets(e)(g)	0.55%	0.55%
Ratio of net investment income (loss) to average net assets(e)	0.35%	0.62%
Portfolio turnover rate(d)(f)	175%	27%

(a)	Inception date of the Fund was August 21, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	The ratios of expenses and income presented above do not reflect the Fund’s proportionate share of expenses and income of the underlying funds in which the Fund invests.
The accompanying notes are an integral part of these financial statements.

95

AMPLIFY CWP INTERNATIONAL ENHANCED DIVIDEND INCOME ETF
FINANCIAL HIGHLIGHTS

	Year Ended September 30, 2025	Period Ended September 30, 2024	Year Ended October 31, 2023	Period Ended October 31, 2022(a)
PER SHARE DATA:
Net asset value, beginning of period	$30.71	$26.16	$24.24	$25.03
INVESTMENT OPERATIONS:
Net investment income(b)	0.62	0.80	1.03	0.09
Net realized and unrealized gain (loss) on investments(c)	7.88	5.44	2.51	(0.63)
Total from investment operations	8.50	6.24	3.54	(0.54)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.79)	(0.78)	(0.98)	(0.07)
Net realized gains	(0.23)	—	—	—
Return of capital	(0.95)	(0.91)	(0.65)	(0.18)
Total distributions	(1.97)	(1.69)	(1.63)	(0.25)
ETF transaction fees per share	—	—	0.01	—
Net asset value, end of period	$37.24	$30.71	$26.16	$24.24
Total return(d)	28.63%	24.20%	14.59%	−2.14%
SUPPLEMENTAL DATA AND RATIOS:(e)
Net assets, end of period (in thousands)	$444,991	$139,135	$41,854	$1,818
Ratio of expenses to average net assets(f)(h)	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets(f)	1.87%	2.90%	3.78%	2.40%
Portfolio turnover rate(d)(g)	132%	104%	83%	12%

(a)	Inception date of the Fund was September 7, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	The ratios of expenses and income presented above do not reflect the Fund’s proportionate share of expenses and income of the underlying funds in which the Fund invests.
The accompanying notes are an integral part of these financial statements.

96

AMPLIFY CYBERSECURITY ETF
FINANCIAL HIGHLIGHTS

	Year Ended September 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$68.35	$51.59	$43.38	$60.97	$46.56
INVESTMENT OPERATIONS:
Net investment income(a)	0.07	0.13	0.09	0.06	0.20
Net realized and unrealized gain (loss) on investments(b)	18.45	16.76	8.22	(17.59)	14.39
Total from investment operations	18.52	16.89	8.31	(17.53)	14.59
LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)	(0.13)	(0.10)	(0.06)	(0.18)
Total distributions	(0.05)	(0.13)	(0.10)	(0.06)	(0.18)
ETF transaction fees per share	0.00(c)	0.00(c)	—	—	—
Net asset value, end of year	$86.82	$68.35	$51.59	$43.38	$60.97
Total return	27.12%	32.78%	19.18%	−28.77%	31.34%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$2,322,555	$1,746,407	$1,423,792	$1,431,515	$2,307,648
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	0.08%	0.22%	0.20%	0.11%	0.35%
Portfolio turnover rate(d)	25%	71%	16%	51%	34%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

97

AMPLIFY DIGITAL PAYMENTS ETF
FINANCIAL HIGHLIGHTS

	Year Ended September 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$52.34	$39.23	$37.85	$67.82	$54.30
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.07)	(0.02)	0.02	(0.04)	(0.13)
Net realized and unrealized gain (loss) on investments(b)	5.39	13.18	1.36	(29.93)	13.65
Total from investment operations	5.32	13.16	1.38	(29.97)	13.52
LESS DISTRIBUTIONS FROM:
Net investment income	(0.44)	(0.05)	—	—	—
Total distributions	(0.44)	(0.05)	—	—	—
ETF transaction fees per share	0.00(c)	0.00(c)	0.00(c)	—	—
Net asset value, end of year	$57.22	$52.34	$39.23	$37.85	$67.82
Total return	10.16%	33.55%	3.64%	−44.18%	24.91%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$260,363	$298,326	$357,015	$507,208	$1,193,637
Ratio of expenses to average net assets	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets	(0.12)%	(0.04)%	0.06%	(0.09)%	(0.20)%
Portfolio turnover rate(d)	29%	47%	23%	35%	27%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

98

AMPLIFY ETHO CLIMATE LEADERSHIP U.S. ETF
FINANCIAL HIGHLIGHTS

	Year Ended September 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$59.93	$50.01	$46.15	$59.36	$44.18
INVESTMENT OPERATIONS:
Net investment income(a)	0.52	0.63	0.63	0.52	0.47
Net realized and unrealized gain (loss) on investments(b)	3.38	9.99	3.87	(13.26)	15.17
Total from investment operations	3.90	10.62	4.50	(12.74)	15.64
LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)	(0.67)	(0.64)	(0.47)	(0.46)
Return of capital	—	(0.03)	—	—	—
Total distributions	(0.15)	(0.70)	(0.64)	(0.47)	(0.46)
Net asset value, end of year	$63.68	$59.93	$50.01	$46.15	$59.36
Total return	6.52%	21.33%	9.74%	−21.58%	35.48%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$156,025	$188,779	$172,521	$147,670	$178,070
Ratio of expenses to average net assets	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of net investment income (loss) to average net assets	0.88%	1.15%	1.22%	0.92%	0.83%
Portfolio turnover rate(c)	29%	78%	50%	30%	45%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

99

AMPLIFY HIGH INCOME ETF
FINANCIAL HIGHLIGHTS

	Year Ended September 30, 2025	Period Ended September 30, 2024	Year Ended October 31,
			2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of year	$12.30	$10.60	$11.60	$17.04	$14.28	$17.62
INVESTMENT OPERATIONS:
Net investment income(a)	0.59	0.92	1.12	0.89	0.81	0.97
Net realized and unrealized gain (loss) on investments(b)	0.34	2.10	(0.68)	(4.89)	3.48	(2.69)
Total from investment operations	0.93	3.02	0.44	(4.00)	4.29	(1.72)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.66)	(0.93)	(1.09)	(0.93)	(0.86)	(1.03)
Return of capital	(0.78)	(0.39)	(0.35)	(0.51)	(0.67)	(0.59)
Total distributions	(1.44)	(1.32)	(1.44)	(1.44)	(1.53)	(1.62)
ETF transaction fees per share	0.00(c)	0.00(c)	—	0.00(c)	0.00(c)	0.00(c)
Net asset value, end of year	$11.79	$12.30	$10.60	$11.60	$17.04	$14.28
Total return	8.40%	29.67%	3.52%	−24.46%	30.71%	−9.84%
SUPPLEMENTAL DATA AND RATIOS:(d)
Net assets, end of year (in thousands)	$619,089	$528,993	$340,947	$298,062	$448,971	$222,820
Ratio of expenses to average net assets	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets	5.03%	8.53%	9.57%	6.23%	4.81%	6.29%
Portfolio turnover rate(e)	48%	110%	48%	59%	90%	43%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(e)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

100

AMPLIFY JUNIOR SILVER MINERS ETF
FINANCIAL HIGHLIGHTS

	Year Ended September 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$12.87	$8.45	$9.11	$11.82	$13.79
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.01	(0.01)	(0.02)	0.01	(0.01)
Net realized and unrealized gain (loss) on investments(b)	10.95	4.43	(0.63)	(2.68)	(1.76)
Total from investment operations	10.96	4.42	(0.65)	(2.67)	(1.77)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.72)	—	(0.01)	(0.04)	(0.20)
Total distributions	(0.72)	—	(0.01)	(0.04)	(0.20)
ETF transaction fees per share	0.00(c)	0.00(c)	—	0.00(c)	0.00(c)
Net asset value, end of year	$23.11	$12.87	$8.45	$9.11	$11.82
Total return	92.77%	52.30%	−7.23%	−22.63%	−13.06%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$2,651,344	$1,044,021	$580,398	$606,358	$727,987
Ratio of expenses to average net assets	0.69%	0.69%	0.69%	0.69%	0.69%
Ratio of net investment income (loss) to average net assets	0.06%	(0.09)%	(0.16)%	0.12%	(0.10)%
Portfolio turnover rate(d)	47%	56%	80%	34%	26%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

101

AMPLIFY LITHIUM & BATTERY TECHNOLOGY ETF
FINANCIAL HIGHLIGHTS

	Year Ended September 30, 2025	Period Ended September 30, 2024	Year Ended October 31,
			2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of year	$9.76	$9.84	$12.58	$19.59	$10.83	$10.59
INVESTMENT OPERATIONS:
Net investment income(a)	0.15	0.22	0.25	0.49	0.27	0.16
Net realized and unrealized gain (loss) on investments(b)	3.26	0.04	(2.51)	(7.08)	8.50	0.41
Total from investment operations	3.41	0.26	(2.26)	(6.59)	8.77	0.57
LESS DISTRIBUTIONS FROM:
Net investment income	(0.28)	(0.34)	(0.48)	(0.42)	(0.03)	(0.35)
Total distributions	(0.28)	(0.34)	(0.48)	(0.42)	(0.03)	(0.35)
ETF transaction fees per share	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.02	0.02
Net asset value, end of year	$12.89	$9.76	$9.84	$12.58	$19.59	$10.83
Total return	36.18%	2.38%	−18.52%	−34.28%	81.32%	5.56%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$78,627	$78,568	$110,702	$159,791	$234,137	$9,747
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment	0.59%	0.59%	0.59%	0.59%	0.59%	0.89%
After expense reimbursement/ recoupment	0.59%	0.59%	0.59%	0.59%	0.59%	0.71%
Ratio of net investment income (loss) to average net assets	1.58%	2.60%	1.98%	3.05%	1.57%	1.60%
Portfolio turnover rate(d)	73%	69%	42%	42%	51%	131%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

102

AMPLIFY NATURAL RESOURCES DIVIDEND INCOME ETF
FINANCIAL HIGHLIGHTS

	Year Ended September 30, 2025	Period Ended September 30, 2024	Year Ended October 31, 2023	Period Ended October 31, 2022(a)
PER SHARE DATA:
Net asset value, beginning of period	$28.59	$26.08	$25.01	$25.79
INVESTMENT OPERATIONS:
Net investment income(b)	1.16	1.12	1.65	0.18
Net realized and unrealized gain (loss) on investments(c)	0.40	2.95	1.34	(0.76)
Total from investment operations	1.56	4.07	2.99	(0.58)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.75)	(1.12)	(1.42)	(0.18)
Net realized gains	(0.06)	—	—	—
Return of capital	(0.74)	(0.44)	(0.50)	(0.02)
Total distributions	(1.55)	(1.56)	(1.92)	(0.20)
Net asset value, end of period	$28.60	$28.59	$26.08	$25.01
Total return(d)	5.67%	15.83%	12.34%	−2.16%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$10,726	$14,294	$9,128	$1,876
Ratio of expenses to average net assets(e)	0.59%	0.59%	0.59%	0.59%
Ratio of net investment income (loss) to average net assets(e)	4.08%	4.35%	6.34%	3.94%
Portfolio turnover rate(d)(f)	134%	106%	135%	31%

(a)	Inception date of the Fund was August 23, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

103

AMPLIFY ONLINE RETAIL ETF
FINANCIAL HIGHLIGHTS

	Year Ended September 30, 2025	Period Ended September 30, 2024	Year Ended October 31,
			2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of year	$61.16	$41.53	$40.08	$110.70	$88.69	$48.49
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.06	(0.00)(b)	(0.06)	0.37	(0.07)	0.58
Net realized and unrealized gain (loss) on investments(c)	15.14	19.63	1.51	(70.99)	22.70	39.77
Total from investment operations	15.20	19.63	1.45	(70.62)	22.63	40.35
Net investment income	—	—	—	—	(0.62)	(0.15)
Total distributions	—	—	—	—	(0.62)	(0.15)
ETF transaction fees per share	0.00(b)	0.00(b)	—	—	0.00(b)	—
Net asset value, end of year	$76.36	$61.16	$41.53	$40.08	$110.70	$88.69
Total return	24.84%	47.28%	3.62%	−63.80%	25.49%	83.46%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$160,346	$159,024	$155,741	$186,360	$896,682	$971,146
Ratio of expenses to average net assets	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets	0.09%	(0.01)%	(0.13)%	0.56%	(0.06)%	0.82%
Portfolio turnover rate(d)	34%	38%	62%	57%	61%	28%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)	Amount represents less than $0.005 per share.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

104

AMPLIFY SAMSUNG SOFR ETF
FINANCIAL HIGHLIGHTS

	Year Ended September 30, 2025	Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$100.19	$100.00
INVESTMENT OPERATIONS:
Net investment income(b)	4.33	4.60
Net realized and unrealized gain (loss) on investments(c)	—	0.01
Total from investment operations	4.33	4.61
LESS DISTRIBUTIONS FROM:
Net investment income	(4.32)	(4.46)
Return of capital	(0.09)	—
Total distributions	(4.41)	(4.46)
ETF transaction fees per share	0.02	0.04
Net asset value, end of period	$100.13	$100.19
Total return(d)	4.43%	4.73%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$275,351	$242,460
Ratio of expenses to average net assets(e)	0.20%	0.20%
Ratio of net investment income (loss) to average net assets(e)	4.31%	5.26%
Portfolio turnover rate(d)(f)	—%	—%

(a)	Inception date of the Fund was November 14, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

105

AMPLIFY SAMSUNG U.S. NATURAL GAS INFRASTRUCTURE ETF
FINANCIAL HIGHLIGHTS

Period Ended September 30, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$24.98
INVESTMENT OPERATIONS:
Net investment income(b)	0.18
Net realized and unrealized gain (loss) on investments(c)	2.93
Total from investment operations	3.11
LESS DISTRIBUTIONS FROM:
Net investment income	(0.20)
Return of capital	(0.00)(d)
Total distributions	(0.20)
Net asset value, end of period	$27.89
Total return(e)	12.45%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,905
Ratio of expenses to average net assets(f)	0.59%
Ratio of net investment income (loss) to average net assets(f)	1.93%
Portfolio turnover rate(e)(g)	4%

(a)	Inception date of the Fund was May 19, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

106

AMPLIFY SEYMOUR CANNABIS ETF
FINANCIAL HIGHLIGHTS

	Year Ended September 30, 2025(e)	Period Ended September 30, 2024	Year Ended October 31,
			2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of year	$53.76	$43.92	$82.20	$208.44	$141.72	$187.32
INVESTMENT OPERATIONS:
Net investment income(a)	0.56	0.72	0.72	0.00(b)	0.12	3.72
Net realized and unrealized gain (loss) on investments(c)	(23.86)	9.12	(39.00)	(126.24)	67.80	(48.36)
Total from investment operations	(23.30)	9.84	(38.28)	(126.24)	67.92	(44.64)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.89)	—	—	(0.00)(b)	(1.20)	(0.96)
Total distributions	(0.89)	—	—	(0.00)(b)	(1.20)	(0.96)
ETF transaction fees per share	0.00(b)	0.00(b)	—	—	—	—
Net asset value, end of year	$29.57	$53.76	$43.92	$82.20	$208.44	$141.72
Total return	−18.97%	22.42%	−46.60%	−60.58%	47.93%	−24.94%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$113,469	$27,978	$23,591	$42,451	$103,361	$6,497
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment	1.08%	1.33%	1.43%	1.08%	0.97%	5.61%
After expense reimbursement/ recoupment	0.75%	0.75%	0.75%	0.75%	0.75%	2.22%
Ratio of net investment income (loss) to average net assets	2.63%	1.33%	1.27%	0.05%	0.05%	2.93%
Portfolio turnover rate(d)	42%	2%	46%	27%	124%	64%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)	Amount represents less than $0.005 per share.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Portfolio turnover rate excludes in-kind transactions.
(e)
During the year ended September 30, 2025, the Fund effected the following reverse stock split: February 21, 2025, 1 for 12. All historical per share information has been retroactively adjusted to reflect this reverse stock split.

The accompanying notes are an integral part of these financial statements.

107

AMPLIFY SILJ COVERED CALL ETF
FINANCIAL HIGHLIGHTS

Period Ended September 30, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.01
Net realized and unrealized gain (loss) on investments(c)	4.82
Total from investment operations	4.83
LESS DISTRIBUTIONS FROM:
Net investment income	(0.00)(d)
Net realized gains	(0.07)
Return of capital	(0.41)
Total distributions	(0.48)
Net asset value, end of period	$29.35
Total return(e)	19.33%
SUPPLEMENTAL DATA AND RATIOS:(f)
Net assets, end of period (in thousands)	$8,071
Ratio of expenses to average net assets:(i)
Before expense reimbursement/recoupment(g)	0.79%
After expense reimbursement/recoupment(g)	0.67%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(f)	0.04%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(g)	0.63%
Ratio of net investment income (loss) to average net assets(h)	0.31%
Portfolio turnover rate(e)(h)	11%

(a)	Inception date of the Fund was August 18, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(g)	Annualized for periods less than one year.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)	The ratios of expenses and income presented above do not reflect the Fund’s proportionate share of expenses and income of the underlying funds in which the Fund invests.
The accompanying notes are an integral part of these financial statements.

108

AMPLIFY SMALL-MID CAP EQUITY ETF
FINANCIAL HIGHLIGHTS

Period Ended September 30, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$24.81
INVESTMENT OPERATIONS:
Net investment income(b)	0.10
Net realized and unrealized gain (loss) on investments(c)	0.18
Total from investment operations	0.28
LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)
Return of capital	(0.02)
Total distributions	(0.12)
Net asset value, end of period	$24.97
Total return(d)	1.14%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,248
Ratio of expenses to average net assets(e)	0.60%
Ratio of net investment income (loss) to average net assets(e)	0.43%
Portfolio turnover rate(d)(f)	40%

(a)	Inception date of the Fund was October 22, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

109

AMPLIFY TRANSFORMATIONAL DATA SHARING ETF
FINANCIAL HIGHLIGHTS

	Year Ended September 30, 2025	Period Ended September 30, 2024	Year Ended October 31,
			2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of year	$37.56	$20.58	$18.53	$55.37	$24.80	$18.21
INVESTMENT OPERATIONS:
Net investment income(a)	0.41	0.36	0.38	0.41	0.24	0.17
Net realized and unrealized gain (loss) on investments(b)	31.70	16.96	1.67	(31.50)	30.98	6.80
Total from investment operations	32.11	17.32	2.05	(31.09)	31.22	6.97
LESS DISTRIBUTIONS FROM:
Net investment income	(2.59)	(0.34)	—	(5.75)	(0.66)	(0.39)
Total distributions	(2.59)	(0.34)	—	(5.75)	(0.66)	(0.39)
ETF transaction fees per share	0.00(c)	0.00(c)	—	0.00(c)	0.01	0.01
Net asset value, end of year	$67.08	$37.56	$20.58	$18.53	$55.37	$24.80
Total return	89.20%	84.42%	11.05%	−61.76%	127.54%	38.97%
SUPPLEMENTAL DATA AND RATIOS:(d)
Net assets, end of year (in thousands)	$1,442,299	$685,397	$427,075	$464,298	$1,495,050	$132,705
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment	0.70%	0.70%	0.70%	0.70%	0.73%	0.90%
After expense reimbursement/ recoupment	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	0.83%	1.26%	1.94%	1.33%	0.50%	0.85%
Portfolio turnover rate(e)	50%	41%	36%	39%	41%	44%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(e)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

110

AMPLIFY TRAVEL TECH ETF
FINANCIAL HIGHLIGHTS

	Year Ended September 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$20.49	$16.90	$15.86	$28.37	$18.88
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.03)	0.06	(0.08)	(0.10)	(0.13)
Net realized and unrealized gain (loss) on investments(b)	1.85	3.59	1.12	(12.42)	9.60
Total from investment operations	1.82	3.65	1.04	(12.52)	9.47
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.06)	—	—	(0.01)
Return of capital	—	(0.00)(c)	—	—	—
Total distributions	—	(0.06)	—	—	(0.01)
ETF transaction fees per share	0.01	0.00(c)	0.00(c)	0.01	0.03
Net asset value, end of year	$22.32	$20.49	$16.90	$15.86	$28.37
Total return	8.97%	21.59%	6.54%	−44.08%	50.35%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$41,298	$65,553	$103,929	$146,718	$321,957
Ratio of expenses to average net assets	0.75%	0.75%	0.75%	0.76%	0.75%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets	—%	—%	—%	0.01%	—%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets	(0.15)%	0.31%	(0.49)%	(0.47)%	(0.43)%
Portfolio turnover rate(d)	41%	33%	48%	40%	57%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

111

AMPLIFY VIDEO GAME LEADERS ETF
FINANCIAL HIGHLIGHTS

	Year Ended September 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$67.09	$53.56	$51.00	$83.69	$67.61
INVESTMENT OPERATIONS:
Net investment income(a)	0.54	0.06	0.17	0.25	0.74
Net realized and unrealized gain (loss) on investments(b)	30.06	13.50	2.38	(30.82)	15.96
Total from investment operations	30.60	13.56	2.55	(30.57)	16.70
LESS DISTRIBUTIONS FROM:
Net investment income	(0.38)	(0.05)	—	(2.14)	(0.72)
Total distributions	(0.38)	(0.05)	—	(2.14)	(0.72)
ETF transaction fees per share	0.00(c)	0.02	0.01	0.02	0.10
Net asset value, end of year	$97.31	$67.09	$53.56	$51.00	$83.69
Total return	45.88%	25.36%	5.01%	−37.58%	24.91%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$50,599	$40,252	$42,844	$51,001	$100,427
Ratio of expenses to average net assets	0.64%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets	0.72%	0.11%	0.29%	0.33%	0.87%
Portfolio turnover rate(d)	122%	52%	44%	53%	89%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

112

AMPLIFY WEIGHT LOSS DRUG & TREATMENT ETF
FINANCIAL HIGHLIGHTS

	Year Ended September 30, 2025	Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$26.75	$25.21
INVESTMENT OPERATIONS:
Net investment income(b)	0.27	0.08
Net realized and unrealized gain (loss) on investments(c)	(3.33)	1.46
Total from investment operations	(3.06)	1.54
LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)	—
Net realized gains	(0.14)	—
Total distributions	(0.22)	—
ETF transaction fees per share	0.00(d)	0.00(d)
Net asset value, end of period	$23.47	$26.75
Total return(e)	−11.39%	6.09%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,051	$4,814
Ratio of expenses to average net assets(f)	0.59%	0.59%
Ratio of net investment income (loss) to average net assets(f)	1.16%	0.83%
Portfolio turnover rate(e)(g)	70%	36%

(a)	Inception date of the Fund was May 20, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

113

AMPLIFY ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2025
1. ORGANIZATION
Amplify ETF Trust (the “Trust”) was organized as a Massachusetts business trust on January 6, 2015, and is authorized to issue an unlimited number of shares in one or more series of funds. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of multiple operational series, all of which are covered in this report (each a “Fund” and collectively the “Funds”). Each Fund represents a beneficial interest in a separate portfolio of securities and other assets, with their own investment objectives and policies.
The Funds list and principally trade their shares on the New York Stock Exchange Arca (“NYSE”), the Nasdaq Stock Market LLC (“Nasdaq”), and the Cboe BZX Exchange, Inc. (“Cboe”) (each an “Exchange” and collectively the “Exchanges”). Shares of the Funds trade on the Exchanges at market prices that may be below, at, or above the Funds’ net asset value (“NAV”). The Funds will issue and redeem shares on a continuous basis at NAV only in creation units.
Creation Units will be issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally will trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed an Authorized Participant Agreement with Foreside Fund Services, LLC (“the Distributor”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.
Amplify High Income ETF (the “Fund”) is an exchange-traded fund registered under the Investment Company Act of 1940. The Fund operates in a manner commonly referred to as a “fund of funds,” meaning that it invests its assets in shares of funds included in the ISE High Income™ Index.
Each Fund currently offers one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. The Funds may issue an unlimited number of shares of beneficial interest, with par value of $0.01 per share. All shares of the Funds have equal rights and privileges. In addition to the transaction fees noted below, each Fund may also charge up to a 2% variable fee on the creation or redemption of Creation or Redemption Units. Variable transaction fees during the fiscal year, if any, are disclosed in the Statements of Changes in Net Assets.

Fund Name	Ticker	Commencement of Operations	Diversification	Exchange	Transaction Fees	Creation Unit Size
Amplify AI Powered Equity ETF	AIEQ	October 17, 2017	Non-Diversified	NYSE	300	25,000
Amplify Alternative Harvest ETF	MJ	December 3, 2015	Non-Diversified	NYSE	500	50,000
Amplify Bitcoin 2% Monthly Option Income ETF	BITY	April 28, 2025	Non-Diversified	CBOE	300	10,000
Amplify Bitcoin Max Income Covered Call ETF	BAGY	April 28, 2025	Non-Diversified	CBOE	300	10,000
Amplify BlackSwan Growth & Treasury Core ETF	SWAN	November 5, 2018	Diversified	NYSE	300	10,000
Amplify BlackSwan ISWN ETF	ISWN	January 25, 2021	Non-Diversified	NYSE	300	25,000
Amplify Bloomberg AI Value Chain ETF	AIVC	March 8, 2016	Non-Diversified	NYSE	500	50,000
Amplify Bloomberg U.S. Treasury 12% Premium Income ETF	TLTP	October 28, 2024	Non-Diversified	CBOE	300	10,000
Amplify BlueStar Israel Technology ETF	ITEQ	November 2, 2015	Non-Diversified	NYSE	500	50,000
Amplify Cash Flow Dividend Leaders ETF	COWS	September 12, 2023	Non-Diversified	NASDAQ	300	10,000
Amplify COWS Covered Call ETF	HCOW	September 19, 2023	Non-Diversified	NASDAQ	300	30,000
Amplify CWP Enhanced Dividend Income ETF	DIVO	December 13, 2016	Non-Diversified	NYSE	500	50,000
Amplify CWP Growth & Income ETF	QDVO	August 21, 2024	Non-Diversified	NYSE	300	25,000
Amplify CWP International Enhanced Dividend Income ETF	IDVO	September 7, 2022	Non-Diversified	NYSE	300	25,000
Amplify Cybersecurity ETF	HACK	November 11, 2014	Non-Diversified	NYSE	500	50,000

114

AMPLIFY ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2025(Continued)

Fund Name	Ticker	Commencement of Operations	Diversification	Exchange	Transaction Fees	Creation Unit Size
Amplify Digital Payments ETF	IPAY	July 15, 2015	Non-Diversified	NYSE	300	50,000
Amplify Etho Climate Leadership U.S. ETF	ETHO	November 18, 2015	Non-Diversified	NYSE	750	50,000
Amplify High Income ETF	YYY	June 11, 2012	Diversified	NYSE	500	50,000
Amplify Junior Silver Miners ETF	SILJ	November 28, 2012	Non-Diversified	NYSE	500	50,000
Amplify Lithium & Battery Technology ETF	BATT	June 4, 2018	Non-Diversified	NYSE	1,000	50,000
Amplify Natural Resources Dividend Income ETF	NDIV	August 23, 2022	Non-Diversified	NYSE	300	25,000
Amplify Online Retail ETF	IBUY	April 19, 2016	Diversified	NYSE	500	50,000
Amplify Samsung SOFR ETF	SOFR	November 14, 2023	Non-Diversified	NYSE	300	10,000
Amplify Samsung U.S. Natural Gas Infrastructure ETF	USNG	May 19, 2025	Non-Diversified	NYSE	300	10,000
Amplify Seymour Cannabis ETF	CNBS	July 22, 2019	Non-Diversified	NYSE	500	50,000
Amplify SILJ Covered Call ETF	SLJY	August 18, 2025	Non-Diversified	NYSE	300	25,000
Amplify Small-Mid Cap Equity ETF	SMAP	October 22, 2024	Diversified	NYSE	300	25,000
Amplify Transformational Data Sharing ETF	BLOK	January 16, 2018	Diversified	NYSE	500	50,000
Amplify Travel Tech ETF	AWAY	February 12, 2020	Non-Diversified	NYSE	500	50,000
Amplify Video Game Leaders ETF	GAMR	March 8, 2016	Non-Diversified	NYSE	750	10,000
Amplify Weight Loss Drug & Treatment ETF	THNR	May 20, 2024	Non-Diversified	NYSE	300	10,000

The investment objectives of the Funds are to seek investment results that generally correspond (before fees and expenses) to the price and yield of the following indexes, respectively.

Ticker	Index
AIEQ	AI Powered Equity Index
MJ	Prime Alternative Harvest Index
SWAN	S-Network BlackSwan Core Index
ISWN	S-Network International BlackSwan Index
AIVC	Bloomberg AI Value Chain Index
TLTP	Bloomberg U.S. Treasury 20+ Year 12% Premium Covered Call 2.0 Index
ITEQ	BlueStar Israel Global Technology IndexTM
COWS	Kelly US Cash Flow Dividend Leaders Index
HACK	Nasdaq ISE Cyber Security Select Index
IPAY	Nasdaq CTA Global Digital Payments Index
ETHO	Etho Climate Leadership Index
YYY	ISE High IncomeTM Index
SILJ	Nasdaq Junior Silver MinersTM Index
BATT	EQM Lithium & Battery Technology Index
NDIV	EQM Natural Resources Dividend Income Index
IBUY	EQM Online Retail Index
AWAY	Prime Travel Technology Index
GAMR	VettaFi Video Game Leaders Index
THNR	VettaFi Weight Loss Drug & Treatment Index

The investment objective of DIVO and IDVO is to provide current income as its primary objective and to provide capital appreciation as its secondary objective. The investment objective of BLOK is to provide investors with total return. The investment objective of CNBS is to provide investors capital appreciation. The investment objective of HCOW is to provide investors with current income. The investment objective of SOFR is to provide investors with current income equal to the returns of the Secured Overnight Financing Rate (“SOFR”). The investment objective of QDVO is to provide capital appreciation as its primary objective and to provide high current income as its secondary objective. The investment objective of SMAP is to provide capital appreciation. The investment objective of BITY is to balance high income and capital appreciation through investment exposure to the price return of bitcoin and a covered

115

AMPLIFY ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2025(Continued)
call strategy. The investment objective of BAGY is to maximize current income through a covered call strategy tied to the investment exposure to the price return of bitcoin. The investment objective of USNG is to provide investors with long-term capital appreciation. The investment objective of SLJY is to balance high income and capital appreciation through investment exposure to junior silver mining companies and a covered call strategy.
Effective December 12, 2023, the Board of Trustees approved a change in fiscal year end for the Funds from October 31 to September 30.
The Acquiring Funds are the successor in interest to the Predecessor Funds listed below which were included as a series of another investment company, ETF Managers Trust (“Predecessor Trust”). On January 19, 2024, the shareholders of the Predecessor Funds approved the tax-free reorganization of the Predecessor Funds with and into the Amplify ETF Trust, and effective as of the close of business on January 26, 2024, the assets and liabilities of the Predecessor Funds were transferred to the Trust in exchange for shares of the Acquiring Funds. For financial reporting purposes, assets received and shares issued by the Funds were recorded at fair value; however, the cost basis of the investments received from the Predecessor Funds was carried forward to align ongoing reporting of the Acquiring Funds’ realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Costs incurred by the Acquiring Funds in connection with the reorganization were paid by the Adviser. The fiscal year end of the Predecessor Funds was September 30. The reporting period covered under Period ended September 30, 2024 within this annual report for the Acquiring Funds is October 1, 2023 through September 30, 2024. Operations prior to January 26, 2024 were for the Predecessor Fund. The net assets and shares outstanding transferred into the Trust at NAV at the close of business on January 26, 2024 were as follows:

Predecessor Fund	Acquiring Fund	Net Assets	Net Unrealized Appreciation (Depreciation)	Undistributed (Accumulated) Net Investment Income	Accumulated Net Realized Gain (Loss) on Investments	Shares Outstanding
AI Powered Equity ETF	Amplify AI Powered Equity ETF	$109,962,894	$(638,568)	$390,845	$(39,729,558)	3,150,000
ETFMG Alternative Harvest ETF	Amplify Alternative Harvest ETF	246,068,434	(59,818,147)	(542,629)	(1,820,751,515)	68,900,000
Wedbush ETFMG Global Cloud Technology ETF	Amplify Bloomberg AI Value Chain ETF	24,853,161	699,878	(101,655)	(12,559,177)	600,000
BlueStar Israel Technology ETF	Amplify BlueStar Israel Technology ETF	84,632,358	(23,442,102)	(564,045)	(31,794,853)	1,850,000
ETFMG Prime Cyber Security ETF	Amplify Cybersecurity ETF	1,745,993,167	273,394,128	16,954	(294,765,054)	27,550,000
ETFMG Prime Mobile Payments ETF	Amplify Digital Payments ETF	341,374,492	(87,607,559)	(669,011)	(285,169,744)	7,400,000
Etho Climate Leadership U.S. ETF	Amplify Etho Climate Leadership U.S. ETF	176,740,183	10,391,012	(410,788)	(15,934,164)	3,200,000
ETFMG Prime Junior Silver Miners ETF	Amplify Junior Silver Miners ETF	639,736,570	(79,970,805)	(7,430,947)	(394,384,238)	69,900,000
ETFMG Travel Tech ETF	Amplify Travel Tech ETF	95,587,069	(24,776,134)	(1,576,951)	(132,417,100)	5,000,000
Wedbush ETFMG Video Game Tech ETF	Amplify Video Game Leaders ETF	42,384,114	(7,625,686)	(129,605)	(46,235,226)	750,000

2. SIGNIFICANT ACCOUNTING POLICIES
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Consolidation of Subsidiary – BITY and BAGY’s portfolio managers expect to obtain commodities exposure primarily through investments in commodity futures contracts via wholly owned subsidiaries. Each subsidiary, which

116

AMPLIFY ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2025(Continued)
is organized under the laws of the Cayman Islands, is designed to enhance the Fund’s ability to obtain exposure to the commodities markets consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies. Each Fund is the sole shareholder of its respective Subsidiary, which will not be sold or offered to other investors. Each Subsidiary is overseen by its own board of directors. A Fund’s investment in its respective Subsidiary may not exceed 25% of the Fund’s total assets at each quarter-end of the Fund’s fiscal year end. The consolidated financial statements of each Fund include the financial statements of the Subsidiary. Each Fund consolidates the results of subsidiaries in which the Fund holds a controlling financial interest. All inter-company accounts and transactions have been eliminated. As of the end of the reporting period, the net assets of each Subsidiary and the percentage of Fund’s net assets they represent were as follows:

Fund	Subsidiary	Net Assets of Subsidary	Percentage of Fund’s net assets
BITY	Amplify Bitcoin 24% Premium Income (Cayman) Ltd	$4,586,400	22.25%
BAGY	Amplify Bitcoin Max Income Covered Call (Cayman) Ltd	—	0.00%

Security Valuation – In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The following describes the levels of the fair value hierarchy:
Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).
The valuation techniques used by the Funds to measure fair value for the year ended September 30, 2025 maximized the use of observable inputs and minimized the use of unobservable inputs.
For the year ended September 30, 2025, there have been no significant changes to the Funds’ fair valuation methodologies.
Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) will be valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over-the-counter market may be valued at the Bid, Ask, at the mean of the bid and the asked price, last traded value, and otherwise at their last closing bid price depending on the security’s characteristics and information. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, which approximates fair value. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as provided by the pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Exchange- Security options will be valued at the Mean ICE bid ask quote. If no closing price is available, they will be fair valued at the mean of their most recent bid and asked price. OTC options contracts are fair valued at the mean of the most recent bid and asked price. In the event of an intraday exchange halt the value will be the last traded price or if not trades the mean of their most recent bid and asked price. Exchange Index options will be valued at the Snap price 4:00 ET Mean ICE Quote price -IDC Mean means the mid-point between the stated bid ask spread. (Many Index options trade to 4:15 ET). Exchange Flex options

117

AMPLIFY ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2025(Continued)
will be valued at the last traded price post 3:45pm ET. If there are none, then a theoretical price will be calculated in house by CBOE. Fixed income securities, swaps, currency, credit and commodity-linked notes, and other similar instruments will be valued using a Pricing Service. Specific to fixed income securities, with a remaining maturity of greater than 60 days will be valued by the Fund Accounting Agent using a Pricing Service, and for fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided the Valuation and Pricing Committee has determined that the use of amortized cost by the Fund Accounting Agent is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following: i. the credit conditions in the relevant market and changes thereto; ii. the liquidity conditions in the relevant market and changes thereto; iii. the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates); iv. issuer-specific conditions (such as significant credit deterioration); and v. any other market-based data the Valuation and Pricing Committee considers relevant. In this regard, the Valuation and Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost. Futures contracts are valued at the closing price, if no price is determined by the exchange, at the closing bid price. Repurchase agreements will be valued as follows: Overnight repurchase agreements will be valued at cost. Term repurchase agreements (i.e., those whose maturity exceeds seven days) will be valued by the Valuation and Pricing Committee at the average of the bid quotations obtained daily from at least two recognized dealers.
Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.
The Trust’s Valuation Procedures provide for the designation of the Adviser as “Valuation Designee”. If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds’ Board of Trustees (the “Board”).
The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of September 30, 2025:

Category	AIEQ	MJ	BITY	BAGY	SWAN
Investments in Securities
Assets
Level 1
Common Stocks	$116,419,140	$107,142,431	$—	$—	$—
Affiliated Exchange Traded Funds	—	93,053,212	—	—	—
Real Estate Investment Trusts - Common	376,591	—	—	—	—
Exchange Traded Funds	—	—	4,586,400	—	—
Investments Purchased with Proceeds from Securities Lending	—	62,284,536	—	—	—
Money Market Funds	170,623	546,965	12,003,285	12,220,127	515,919
Total Level 1	116,966,354	263,027,144	16,589,685	12,220,127	515,919
Level 2
U.S. Treasury Securities	—	—	—	—	226,120,238
U.S. Treasury Bills	—	—	3,276,104	2,940,317	—
Purchased Options	—	—	2,064,725	2,105,305	37,338,773
Total Level 2	—	—	5,340,829	5,045,622	263,459,011

118

AMPLIFY ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2025(Continued)

Category	AIEQ	MJ	BITY	BAGY	SWAN
Level 3
Common Stocks	$—	$0	$—	$—	$—
Total Level 3	—	0	—	—	—
Total	$116,966,354	$263,027,144	$21,930,514	$17,265,749	$263,974,930
Other Financial Instruments(a)
Liabilities
Level 1
Total Level 1	$—	$—	$—	$—	$—
Level 2
Options Written	—	—	(1,393,394)	(1,439,350)	—
Total Level 2	—	—	(1,393,394)	(1,439,350)	—
Level 3
Total Level 3	—	—	—	—	—
Total	$—	$—	$(1,393,394)	$(1,439,350)	$—

Category	ISWN	AIVC	TLTP	ITEQ	COWS
Investments in Securities
Assets
Level 1
Common Stocks	$—	$31,506,785	$7,721,568	$102,535,585	$22,810,164
Investments Purchased with Proceeds from Securities Lending	—	—	—	8,388,694	576,460
Money Market Funds	78,208	218,256	10,272	175,688	148,303
Total Level 1	78,208	31,725,041	7,731,840	111,099,967	23,534,927
Level 2
U.S. Treasury Securities	28,036,191	—	3,819,878	—	—
Purchased Options	4,864,315	—	—	—	—
Total Level 2	32,900,506	—	3,819,878	—	—
Level 3
Total Level 3	—	—	—	—	—
Total	$32,978,714	$31,725,041	$11,551,718	$111,099,967	$23,534,927
Other Financial Instruments(a)
Liabilities
Level 1
Total Level 1	—	—	—	—	—
Level 2
Options Written	—	—	(43,217)	—	—
Total Level 2	—	—	(43,217)	—	—
Level 3
Total Level 3	—	—	—	—	—
Total	$—	$—	$(43,217)	$—	$—

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NOTES TO THE FINANCIAL STATEMENTS
September 30, 2025(Continued)

Category	HCOW	DIVO	QDVO	IDVO	HACK
Investments in Securities
Assets
Level 1
Common Stocks	$12,573,021	$4,545,457,401	$313,233,345	$431,251,630	$2,316,392,580
Affiliated Exchange Traded Funds	494,641	190,529,857	—	2,241,893	—
Exchange Traded Funds	—	209,125,872	—	—	—
Investments Purchased with Proceeds from Securities Lending	—	419,225	—	47,539,824	—
Money Market Funds	23,006	312,130,968	10,636,643	12,317,619	7,253,580
Total Level 1	13,090,668	5,257,663,323	323,869,988	493,350,966	2,323,646,160
Level 2
Common Stocks	—	—	—	80,604	—
Total Level 2	—	—	—	80,604	—
Level 3
Total Level 3	—	—	—	—	—
Investments Measured at Net Asset Value
Investments Purchased with Proceeds from Securities Lending(b)	—	—	—	—	3,255,850
Total Investments Measured at Net Asset Value	—	—	—	—	3,255,850
Total	$13,090,668	$5,257,663,323	$323,869,988	$493,431,570	$2,326,902,010
Other Financial Instruments(a)
Liabilities
Level 1
Total Level 1	$—	$—	$—	$—	$—
Level 2
Options Written	(123,766)	(12,427,475)	(6,111,580)	(874,600)	—
Total Level 2	(123,766)	(12,427,475)	(6,111,580)	(874,600)	—
Level 3
Total Level 3	—	—	—	—	—
Total	$(123,766)	$(12,427,475)	$(6,111,580)	$(874,600)	$—

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NOTES TO THE FINANCIAL STATEMENTS
September 30, 2025(Continued)

Category	IPAY	ETHO	YYY	SILJ	BATT
Investments in Securities
Assets
Level 1
Common Stocks	$259,621,299	$148,277,304	$—	$2,650,341,516	$78,237,815
Real Estate Investment Trusts - Common	—	7,139,330	—	—	—
Investment Companies	—	—	617,169,507	—	—
Investments Purchased with Proceeds from Securities Lending	11,488,633	1,179,824	26,237,325	74,417,724	3,763,140
Money Market Funds	840,139	579,862	561,277	1,612,949	158,812
Total Level 1	271,950,071	157,176,320	643,968,109	2,726,372,189	82,159,767
Level 2
Common Stocks	—	—	—	—	108,017
Total Level 2	—	—	—	—	108,017
Level 3
Common Stocks	—	—	—	—	0
Total Level 3	—	—	—	—	0
Total	$271,950,071	$157,176,320	$643,968,109	$2,726,372,189	$82,267,784

Category	NDIV	IBUY	SOFR	USNG	CNBS
Investments in Securities
Assets
Level 1
Common Stocks	$10,636,356	$159,979,566	$—	$3,851,504	$19,079,325
Real Estate Investment Trusts - Common	—	—	—	—	3,437,220
Investments Purchased with Proceeds from Securities Lending	1,088,958	10,221,423	—	134,314	122,400
Money Market Funds	43,883	396,374	12,792	51,126	2,085,477
Total Level 1	11,769,197	170,597,363	12,792	4,036,944	24,724,422
Level 2
Commercial Paper	—	—	24,954,479	—	—
U.S. Treasury Bills	—	—	—	—	74,809,133
Repurchase Agreements	—	—	250,398,946	—	—
Total Level 2	—		275,353,425	—	74,809,133
Level 3
Common Stocks	—	0	—	—	0(c)
Total Level 3	—	0	—	—	0(c)
Total	$11,769,197	$170,597,363	$275,366,217	$4,036,944	$99,533,555

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NOTES TO THE FINANCIAL STATEMENTS
September 30, 2025(Continued)

Category	NDIV	IBUY	SOFR	USNG	CNBS
Other Financial Instruments(a)
Assets
Level 1
Total Level 1	$—	$—	$—	$—	$—
Level 2
Total Return Swaps	—		—	—	9,238,239
Total Level 2	—	—	—	—	9,238,239
Level 3
Total Level 3	—	—	—	—	—
Total	$—	$—	$—	$—	$9,238,239
Other Financial Instruments(a)
Liabilities
Level 1
Total Level 1	$—	$—	$—	$—	$—
Level 2
Total Return Swaps	—		—	—	(80)
Total Level 2	—	—	—	—	(80)
Level 3
Total Level 3	—	—	—	—	—
Total	$—	$—	$—	$—	$(80)

Category	SLJY	SMAP	BLOK	AWAY	GAMR
Investments in Securities
Assets
Level 1
Affiliated Exchange Traded Funds	$1,745,165	$—	$—	$—	$—
Investment Companies	—	—	—	—	—
Common Stocks	4,294,353	1,158,533	1,281,288,220	39,247,306	48,643,367
Real Estate Investment Trusts	—	80,734	—	—	—
Exchange Traded Funds	—	—	99,143,465	—	—
Investments Purchased with Proceeds from Securities Lending	—	—	166,715,491	—	—
Money Market Funds	745,393	8,916	45,643,546	162,454	1,702,904
Total Level 1	6,784,911	1,248,183	1,592,790,722	39,409,760	50,346,271
Level 2
Common Stocks	—	—	—	1,869,256	0
Purchased Options	732,605	—	—	—	—
U.S. Treasury Bills	939,159	—	—	—	—
Total Level 2	1,671,764	—	—	1,869,256	0
Level 3
Total Level 3	—	—	—	—	—
Total	$8,456,675	$1,248,183	$1,592,790,722	$41,279,016	$50,346,271

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NOTES TO THE FINANCIAL STATEMENTS
September 30, 2025(Continued)

Category	SLJY	SMAP	BLOK	AWAY	GAMR
Other Financial Instruments(a)
Liabilities
Total Level 1	—	$—	$—	$—	$—
Level 2
Options Written	(308,457)	—	—	—	—
Total Level 2	(308,457)	—	—	—	—
Level 3
Total Level 3	—	—	—	—	—
Total	$(308,457)	$—	$—	$—	$—

Category	THNR
Investments in Securities
Assets
Level 1
Common Stocks	$2,954,712
Investments Purchased with Proceeds from Securities Lending	49,523
Money Market Funds	71,586
Total Level 1	3,075,821
Level 2
Total Level 2	—
Level 3
Total Level 3	—
Total	$3,075,821

See the Schedules of Investments for further disaggregation of investment categories.
(a)
Other Financial Instruments are derivative instruments not reflected in the Schedules of Investments, such as options written, total return swap agreements, and futures contracts which are reflected at value.

(b)
Certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

(c)	Rounds to zero.
Option Writing – BITY, BAGY, TLTP, HCOW, DIVO, IDVO, QDVO and SLJY (“The Funds”) will each employ an option strategy in which they will write U.S. exchange-traded covered call options on equity securities, ETF’s or ETP’s in the portfolios in order to seek additional income (in the form of premiums on the options) and selective repurchase of such options. A call option written (sold) by the Funds will give the holder (buyer) the right to buy a certain equity security, ETF or ETP at a predetermined strike price from the Funds. A premium is the income received by an investor who sells or writes an option contract to another party. Specifically, both BITY and BAGY aim to participate in the price return of bitcoin (i.e., “spot” bitcoin prices) and generate a high level of annualized option premium by selling call options on exchange-traded products (“Bitcoin ETPs”) that reference the Bitcoin Price. BITY targets call options approximately 5–10% out of the money, while BAGY focuses on options around 5% out of the money. In both cases, the options are expected to have maturities of one week or less. TLTP seeks to receive a targeted annualized option premium income of 12% through the implementation of the Index investments in the iShares 20+ Year Treasury Bond ETF (the “Underlying ETF”) and selling one-week expiration, at-the-money call option contracts that references the Underlying ETF. HCOW seeks to provide 10% or greater annualized gross income from premiums received from selling option contracts on Equity Securities, however, the amount of income generated by the HCOW’s implementation of the covered call option strategy will vary based on factors such as market prices, volatility and interest rates. DIVO seeks to provide gross income of approximately 2-3% from dividend income and 2-4%

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NOTES TO THE FINANCIAL STATEMENTS
September 30, 2025(Continued)
from option premium, plus the potential for capital appreciation. IDVO seeks to provide gross income of approximately 3-4% from dividend income and 2-4% from option premium, plus the potential for capital appreciation. QDVO seeks to provide gross income of approximately 0-2% from dividend income and 4-6% from option premium, plus the potential for capital appreciation. SLJY seeks to generate income by employing “covered call” and “covered call spread” options strategies that references the Equity Securities, the SILJ ETF and the Silver ETPs. Unlike a systematic covered call program, HCOW, DIVO, IDVO, and QDVO are not obligated to continuously cover each individual equity position. When one of the underlying stocks demonstrates strength or an increase in implied volatility, HCOW, DIVO, IDVO and QDVO identify that opportunity and sell call options tactically, rather than keeping all positions covered and limiting potential upside.
When the Funds write an option, an amount equal to the premium received by the Funds, respectively is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds has realized a gain or loss. the Funds, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option. During the year, the Funds used written covered call options in a manner consistent with the strategy described above.
BITY, BAGY and TLTP anticipate utilizing FLEX Options as part of their options-based strategy to generate income and manage risk. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the OCC. They allow the Fund to use tailored terms, such as strike price, style, and expiration date, while achieving price discovery in competitive, transparent auction markets and avoiding the counterparty exposure of over-the-counter positions. The strategy primarily involves selling call option contracts using FLEX Options, but the Adviser may also employ other standard-listed options if deemed in the best interests of the Fund. This flexible approach seeks to enhance yield while maintaining controlled downside risk through dynamic option overlays and tactical positioning.
SWAN and ISWN’s investments in options contracts will primarily be long-term equity anticipation securities known as LEAP Options. LEAP Options are long-term exchange-traded call options that allow holders the opportunity to participate in the underlying securities’ appreciation in excess of a specified strike price without receiving payments equivalent to any cash dividends declared on the underlying securities. A holder of a LEAP Option will be entitled to receive a specified number of shares of the underlying stock upon payment of the exercise price, and therefore the LEAP Option will be exercisable at any time the price of the underlying stock is above the strike price. However, if at expiration the price of the underlying stock is at or below the strike price, the LEAP Option will expire and be worthless.
Swap Agreements – CNBS may enter total return swaps for investment purposes. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are contracts entered into primarily with major financial institutions for a specified period ranging from a day to more than one year. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, a Fund will receive a payment from the counterparty. To the extent it is less, a Fund will make a payment to the counterparty. The marked-to-market value less a financing rate, if any, is recorded in net unrealized appreciation (depreciation) on swaps on the Statements of Assets and Liabilities. At termination or maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any, and is recorded in net realized gain (loss) on swaps on the Statements of Operations. To the extent the marked-to market value of a total return swap appreciates to the benefit of a Fund and exceeds certain contractual thresholds, a Fund’s counterparty may be contractually required to provide collateral. If the marked-to-market value of a total return swap depreciates in value to the benefit of a counterparty and exceeds certain contractual thresholds, a Fund would generally be required to provide collateral for the benefit of its counterparty. Investments and cash provided by the Funds as collateral are reflected as a component of investments in unaffiliated securities at value and collateral for swaps, respectively, on the Statements of Assets and Liabilities and investments are noted on the Schedules of Investments. Assets and cash collateral provided to a Fund by a counterparty as collateral are not assets of the Fund and are not a component of a Fund’s net asset value.

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NOTES TO THE FINANCIAL STATEMENTS
September 30, 2025(Continued)
The value of derivative instruments on the Statements of Assets and Liabilities as of September 30, 2025 is as follows:

	Derivatives	Statement of Assets and Liabilities	Value
BITY	Equity Contracts - Options	Investments, at Value (asset)	$2,064,725
BITY	Equity Contracts - Options	Written Option Contracts, at value (liability)	(1,393,394)
BAGY	Equity Contracts - Options	Investments, at Value (asset)	2,105,305
BAGY	Equity Contracts - Options	Written Option Contracts, at value (liability)	(1,439,350)
SWAN	Equity Contracts - Options	Investments, at Value (asset)	37,338,773
ISWN	Equity Contracts - Options	Investments, at Value (asset)	4,864,315
TLTP	Equity Contracts - Options	Written Option Contracts, at value (liability)	(43,217)
HCOW	Equity Contracts - Options	Written Option Contracts, at value (liability)	(123,766)
DIVO	Equity Contracts - Options	Written Option Contracts, at value (liability)	(12,427,475)
QDVO	Equity Contracts - Options	Written Option Contracts, at value (liability)	(6,111,580)
IDVO	Equity Contracts - Options	Written Option Contracts, at value (liability)	(874,600)
CNBS	Equity Contracts - Swaps	Net Unrealized Appreciation on Swaps	9,238,239
CNBS	Equity Contracts - Swaps	Net Unrealized Depreciation on Swaps	(80)
SLJY	Equity Contracts - Options	Investments, at Value (asset)	732,605
SLJY	Equity Contracts - Options	Written Option Contracts, at value (liability)	(308,457)

The effect of derivative instruments on the Statement of Operations for the year/period ended September 30, 2025 is as follows:

	Derivatives	Location of Gains (Losses) on Derivatives Recognized in Income	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
BITY	Equity Contracts	Options Purchased(a)	$(942,671)	$371,400
BITY	Equity Contracts	Options Written	952,966	104,517
BAGY	Equity Contracts	Options Purchased(a)	(1,124,323)	422,190
BAGY	Equity Contracts	Options Written	983,159	120,469
SWAN	Equity Contracts	Options Purchased(a)	24,962,758	(8,526,670)
ISWN	Equity Contracts	Options Purchased(a)	1,037,311	(77,056)
TLTP	Equity Contracts	Options Written	101,453	(15,569)
HCOW	Equity Contracts	Options Written	411,040	(18,386)
HCOW	Equity Contracts	Swaps	(13,106)	6,242
DIVO	Equity Contracts	Options Written	30,228,523	(5,692,496)
QDVO	Equity Contracts	Options Written	(627,169)	(1,038,808)
IDVO	Equity Contracts	Options Written	2,655,465	227,535
CNBS	Equity Contracts	Swaps	(3,465,912)	9,097,705
SLJY	Equity Contracts	Options Purchased(a)	36,504	109,076
SLJY	Equity Contracts	Options Written	(267,096)	(174,865)

(a)	Realized and unrealized gain (loss) on options purchased is included within the net realized and unrealized gain (loss) on investments balance on the Statements of Operations.
The average monthly value of derivative activity during the year/period ended September 30, 2025 is as follows:

	BITY	BAGY	SWAN	ISWN	TLTP	HCOW	DIVO	QDVO	IDVO	CNBS	SLJY
Average Market Value
Options Written	$(524,313)	$(538,000)	$—	$—	$(22,505)	$(161,174)	$(7,131,350)	$(1,096,555)	$(362,108)	$—	$(308,457)
Options Purchased	754,292	769,550	31,029,475	3,234,155	—	—	—	—	—	—	732,605
Average Notional Value
Total Return Swaps	—	—	—	—	—	5,146,032	—	—	—	38,098,453	—

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NOTES TO THE FINANCIAL STATEMENTS
September 30, 2025(Continued)
Offsetting Assets and Liabilities – The Funds are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Funds to close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and type of Master Netting Arrangement.

Assets				Gross Amounts not offset in the Statement of Assets and Liabilities
Description/Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount
CNBS
Swaps Executed
National Bank of Canada Financial, Inc.	$8,440,189	$—	8,440,189	$—	$—	$8,440,189
Nomura Global Financial Products, Inc.	798,050	(80)	797,970	—	—	797,970

In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received/pledged may be more than the amounts disclosed herein.
Short Positions – When a Fund sells a security it does not own (known as a “short” position), it must buy or borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. For financial statement purposes, cash proceeds from securities sold short, if any, are included in the Statements of Assets and Liabilities as deposits at broker for securities sold short. The amount of the securities sold short, shown as a liability, is subsequently marked-to-market to reflect the current value of the short positions. Subsequent fluctuations in the market prices of securities sold short may require purchasing the securities at prices which could differ from the amount reflected in the Statements of Assets and Liabilities. A Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Dividend and interest expense paid by the Funds, if any, are displayed in the Expenses section of the Statements of Operations.
Share Valuation – The NAV per share of the Funds is calculated by dividing the sum of the value of the securities held by the Funds, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Funds is equal to the Funds’ NAV.
Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.
Foreign Currency Translation – The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rates on investments and

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NOTES TO THE FINANCIAL STATEMENTS
September 30, 2025(Continued)
currency gains or losses realized between the trade and settlement dates on securities transactions from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains (loss) on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on foreign currency transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.
Security Transactions and Investment Income – Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Interest income is recognized on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities using the effective interest method. Distributions received from REITs may be classified as dividends, capital gains and/or return of capital.
Distributions received from YYY’s investments in closed-end funds (“CEFs”) are recorded as ordinary income, net realized capital gain or return of capital based on information reported by the CEFs and management’s estimates of such amounts based on historical information. These estimates are adjusted with the tax returns after the actual source of distributions has been disclosed by the CEFs and may differ from the estimated amounts.
Dividends and Distributions to Shareholders – Dividends from net investment income and net realized capital gains, if any, will be declared and paid at least annually by the Funds. All distributions are recorded on the ex-dividend date.
The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investments and foreign currency for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings/(accumulated deficit) and paid-in capital, as appropriate, in the period that the differences arise.
Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect risk of loss to be remote.
Organizational and Offering Costs – All organizational costs incurred to establish the Funds were paid by the Adviser and are not subject to reimbursement.
3. AGREEMENTS
The Adviser serves as investment adviser to the Funds. Pursuant to an Investment Management Agreement (the “Management Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust.
Under the Management Agreement, the Funds will pay the following investment advisory fees to the Adviser as compensation for the services rendered, facilities furnished, and expenses paid by it (with the exception of CNBS), including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees, but

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NOTES TO THE FINANCIAL STATEMENTS
September 30, 2025(Continued)
excluding interest, taxes, brokerage commissions, and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 Plan, if any, and extraordinary expenses.

Fund	Advisory Fee	Fund	Advisory Fee
AIEQ	0.75%	ETHO	0.45%
MJ	0.75%	YYY	0.50%
BITY	0.65%	SILJ	0.69%
BAGY	0.65%	BATT	0.59%
SWAN	0.49%	NDIV	0.59%
ISWN	0.49%	IBUY	0.65%
AIVC	0.59%	SOFR	0.20%
TLTP	0.30%	USNG	0.59%
ITEQ	0.75%	CNBS	0.65%
COWS	0.39%	SLJY	0.75%
HCOW	0.65%	SMAP	0.60%
DIVO	0.55%	BLOK	0.70%
QDVO	0.55%	AWAY	0.75%
IDVO	0.65%	GAMR	0.59%
HACK	0.60%	THNR	0.59%
IPAY	0.75%

For the period October 1, 2024, to October 20, 2024, AIVC was obligated to pay the Adviser 0.68% at an annual rate of average daily net assets. Effective October 21, 2024, AIVC was obligated to pay the Adviser 0.59% at an annual rate of average daily net assets. For the period October 1, 2024, to January 27, 2025, GAMR was obligated to pay the Adviser 0.75% at an annual rate of average daily net assets. Effective January 28, 2025, GAMR was obligated to pay the Adviser 0.59% at an annual rate of average daily net assets.
Pursuant to a contractual agreement between the Trust on behalf of CNBS, the Adviser has agreed to waive or reduce its fees to assume other expenses of CNBS, if necessary, in amounts that limit CNBS’ total operating expenses (exclusive of any Rule 12b-1 fees, taxes, interest, brokerage fees, acquired fund fees and expenses, expenses incurred in connection with any merger, reorganization, or proxy solicitation, litigation, and other extraordinary expenses) to not more than 0.75% of the average daily net assets of CNBS. The Adviser is entitled to recoup any fees that it waived and/or Fund expenses that it paid for a period of three years following such fee waivers and/or expense payments. CNBS may only make such repayment to the Adviser if, after the recoupment payment has been taken into account, it does not cause the CNBS’ expense ratio to exceed either the expense cap in place at the time the expenses were waived or CNB’s current expense cap. For the year ended September 30, 2025, the adviser paid $187,742 of the Fund’s expenses through a reduction in management fees. This contractual agreement expires on March 1, 2026. The Adviser is entitled to recoup any fees that it waived and/or fund expenses that it paid for a period of three years following such fee waivers and/or expense payments per the Expense Reimbursement and Fee Waiver Agreement as outlined in the schedule below:

Recoupment Expiration	Amount of Recoupment
October 31, 2026	$202,832
September 30, 2027	162,893
September 30, 2028	187,742

Effective January 27, 2025, MJ ceased investing in Amplify U.S. Alternative Harvest ETF (“MJUS”) due to the liquidation of MJUS. The Adviser has contractually agreed to waive the proportionate amount of the MJ’s advisory fee as applied to the net assets of the Fund invested in CNBS and MJUS, for which the Adviser also serves as investment adviser. As a result, the Adviser receives no management fee from assets of both CNBS and MJUS invested in MJ. For the year ended September 30, 2025, the Adviser’s management fee was reduced by $518,941.
Pursuant to a contractual agreement between the Trust, on behalf of COWS, management fees paid to the Adviser were reduced by 0.39%. For the year ended September 30, 2025, the Adviser’s management fee was reduced by $84,113. Effective September 9, 2025, Amplify Investments LLC, the investment adviser to the Fund, has agreed to

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extend the fee waiver currently in effect such that it will waive the management fees for the Fund for assets under management up to $100 million until at least January 28, 2026. This contractual agreement expires on January 28, 2026. The Adviser is not eligible to recoup these amounts.
The Adviser has contractually agreed to waive the proportionate amount of the COWS’s advisory fee as applied to the net assets of the Fund invested in HCOW, for which the Adviser also serves as investment adviser. As a result, the Adviser receives a management fee of 0.26% from assets of HCOW invested in COWS. Given the fee waiver in COWS, there was no reduction in the management fee in HCOW for the year ended September 30, 2025.
The Adviser has contractually agreed to waive the proportionate amount of the DIVO’s advisory fee as applied to the net assets of the Fund invested in SOFR, for which the Adviser also serves as investment adviser. As a result, the Adviser receives a management fee of 0.35% from assets of SOFR invested in DIVO. For the year ended September 30, the Adviser’s management fee was reduced by $359,193.
The Adviser has contractually agreed to waive the proportionate amount of the IDVO’s advisory fee as applied to the net assets of the Fund invested in SOFR, for which the Adviser also serves as investment adviser. As a result, the Adviser receives a management fee of 0.45% from assets of SOFR invested in IDVO. For the year ended September 30, the Adviser’s management fee was reduced by $4,158.
The Adviser has contractually agreed to waive the proportionate amount of the SLJY’s advisory fee as applied to the net assets of the Fund invested in SILJ, for which the Adviser also serves as investment adviser. As a result, the Adviser receives a management fee of 0.06% from assets of SILJ invested in SLJY. For the year ended September 30, the Adviser’s management fee was reduced by $510.
The Adviser has overall responsibility for overseeing the investment of the Funds’ assets, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services for the Trust. Penserra Capital Management, LLC (“Penserra”), Capital Wealth Planning, LLC (“CWP”), Seymour Asset management, LLC “SAM”), Tidal Investments, a Tidal Financial Group company (“Tidal”), Cerity Partners, LLC (“Cerity”), Kelly Strategic Management, LLC (“Kelly Intelligence”), Samsung Asset Management (“Samsung”), and Curi RMB Capital, LLC (“Curi RMB”) serve as Sub-Advisers to Funds in the Trust. The Sub-Advisers for each Fund is as follows:

	Sub-Adviser(s)		Sub-Adviser(s)
AIEQ	Tidal	ETHO	Tidal
MJ	Tidal & SAM	YYY	Penserra
BITY	Penserra & Kelly	SILJ	Tidal
BAGY	Penserra & Kelly	BATT	Tidal
SWAN	Cerity & Tidal	NDIV	Tidal
ISWN	Cerity & Tidal	IBUY	Penserra
AIVC	Penserra	SOFR	Samsung
TLTP	Samsung	USNG	Samsung
ITEQ	Tidal	CNBS	Tidal & SAM
COWS	Penserra & Kelly	SLJY	Tidal
HCOW	Penserra & Kelly	SMAP	Penserra & Curi RMB
DIVO	Penserra & CWP	BLOK	Tidal
QDVO	Penserra & CWP	AWAY	Tidal
IDVO	Penserra & CWP	GAMR	Penserra
HACK	Penserra	THNR	Penserra
IPAY	Penserra

Each Sub-Adviser has responsibility for selecting and continuously monitoring the Fund’s investments. Sub-Advisory fees earned by Penserra, Tidal, Cerity, CWP, SAM, Kelly Intelligence, Samsung, and Curi RMB are paid by the Adviser.
U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be

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September 30, 2025(Continued)
supplied to the Board; monitors the activities of the Funds’ custodian, transfer agent and accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (“USB”), an affiliate of Fund Services, serves as the Funds’ custodian and securities lending agent (“Securities Lending Agent”).
The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.
Certain officers and Trustees of the Trust are also officers or employees of the Adviser or its affiliates. The Chief Compliance Officer and the Principal Financial Officer of the Adviser provide services to CNBS and the Adviser is entitled to receive reimbursement from CNBS for their services pursuant to its fee arrangements with CNBS.
4. SECURITIES LENDING
The Funds may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending programs administered by the Securities Lending Agents. The securities lending agreements require that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest.
The Funds receive compensation in the form of fees and earn interest on the non-cash and cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.
As of September 30, 2025, the Funds listed in the below table had loaned securities and received cash collateral for the loans. All of the securities on loan were classified as common stocks. The cash collateral is invested by the Securities Lending Agents in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agents. The value of the securities on loan and the related collateral as of September 30, 2025, are disclosed in each Fund’s Schedule of Investments and Statement of Assets and Liabilities.
As of September 30, 2025, the values of the securities on loan and payable for collateral due to brokers were as follows:

Fund	Value of Securities on Loan	Payable for Collateral Received
AIEQ	$—	$—
MJ	54,097,266	62,284,536(a)
BITY	—	—
BAGY	—	—
SWAN	—	—
ISWN	—	—
AIVC	—	—
TLTP	—	—
ITEQ	8,306,703	8,388,694(a)
COWS	545,331	576,460(a)
HCOW	—	—
DIVO	410,677	419,225(a)
QDVO	—	—

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September 30, 2025(Continued)

Fund	Value of Securities on Loan	Payable for Collateral Received
IDVO	$46,368,540	$47,539,824(a)
HACK	3,187,740	3,255,850(b)
IPAY	10,085,345	11,488,633(a)
ETHO	1,120,457	1,179,824(a)
YYY	25,569,230	26,237,325(a)
SILJ	71,524,910	74,417,724(a)
BATT	3,605,400	3,763,140(a)
NDIV	1,069,999	1,088,958(a)
IBUY	8,352,398	10,221,423(a)
SOFR	—	—
USNG	134,450	134,314(a)
CNBS	20,673	122,400(a)
SLJY	—	—
SMAP	—	—
BLOK	161,618,453	166,715,491(a)
AWAY	—	—
GAMR	—	—
THNR	48,667	49,523(a)

(a)
The cash collateral received was invested in the First American Government Obligations Fund as shown on the schedule of investments, a short-term investment portfolio with an overnight and continuous maturity. The investment objective is to seek to maximize current income and daily liquidity by purchasing U.S. government securities and repurchase agreements collateralized by such ogligations.

(b)
The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC as shown on the schedule of investments, which has an overnight and continuous maturity. The investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00.

The interest income earned by the Funds on investments of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income”) is reflected in the Funds’ Statements of Operations.
Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.
5. REPURCHASE AGREEMENTS
SOFR will enter into repurchase agreements. A repurchase agreement is an agreement to purchase a security from a party at one price and a simultaneous agreement to sell it back to the original party at an agreed-upon price, typically representing the purchase price plus interest. Repos may be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. A Fund's investment return on such transactions will depend on the counterparty's willingness and ability to perform its obligations under a repo. If the Fund's counterparty should default on its obligations and the Fund is delayed or prevented from recovering the collateral, or if the value of the collateral is insufficient, a Fund may have to borrow cash, subject to certain legal limits, or realize a loss.
Due to the absence of a master netting agreement related to SOFR’s participation in repurchase agreements, no additional offsetting disclosures have been made on behalf of the Fund.

Fund	Seller	Weighted Average Days to Maturity
SOFR	Buckler Securities, LLC	2.24
SOFR	Clear Street LLC	0.20
SOFR	Curvature Securities, LLC	0.24
SOFR	Mirae Asset Securities (USA) Inc.	0.24

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September 30, 2025(Continued)
6. INVESTMENT TRANSACTIONS
For the year/period ended September 30, 2025, the in-kind transactions associated with creations and redemptions, and the long-term purchases and sales of U.S. Government Securities were as follows:

Fund	Purchases	Sales	In-Kind Purchases	In-Kind Sales	U.S. Government Purchases	U.S. Government Sales
AIEQ	$884,648,446	$884,000,674	$862,899	$9,802,947	$—	$—
MJ	117,635,818	115,817,272	—	7,927,364	—	—
BITY	4,518,886	54,268	—	—	—	—
BAGY	256,963	261,288	—	—	—	—
SWAN	107,687,474	128,154,173	—	—	76,169,146	85,984,563
ISWN	12,093,373	16,596,937	—	—	8,829,315	12,734,377
AIVC	32,809,831	33,138,553	4,588,532	6,921,272	—	—
TLTP	9,676,247	8,135,363	11,172,665	909,306	5,186,200	1,283,611
ITEQ	17,532,473	17,698,939	18,383,978	22,843,243	—	—
COWS	36,102,375	34,806,964	23,494,126	21,610,105	—	—
HCOW	43,883,367	40,923,680	13,567,359	4,365,696	—	—
DIVO	3,773,186,612	3,886,514,496	1,303,121,229	133,436,082	—	—
QDVO	134,181,523	143,462,778	308,156,402	16,088,115	—	—
IDVO	305,510,812	308,036,279	246,037,438	6,521,054	—	—
HACK	702,444,824	522,826,748	266,503,406	285,188,942	—	—
IPAY	85,398,582	88,336,386	5,599,083	71,052,631	—	—
ETHO	48,811,197	48,145,631	2,922,717	43,601,353	—	—
YYY	268,875,826	265,234,575	134,476,528	27,444,585	—	—
SILJ	611,325,782	651,810,221	1,103,669,914	588,824,795	—	—
BATT	47,578,451	52,801,938	869,605	14,699,989	—	—
NDIV	17,828,730	17,770,394	12,785,837	16,162,098	—	—
IBUY	55,456,846	56,393,878	22,043,637	53,269,305	—	—
SOFR	—	—	—	—	—	—
USNG	161,807	156,044	4,696,634	1,260,506	—	—
CNBS	7,590,796	22,797,369	14,089,537	1,977,148	—	—
SLJY	6,336,897	425,125	620,088	1,478,750	—	—
SMAP	477,657	479,573	1,233,357	—	—	—
BLOK	453,966,385	534,137,505	383,068,812	188,371,020	—	—
AWAY	22,106,583	25,733,655	—	25,510,797	—	—
GAMR	49,520,316	51,599,113	1,576,453	6,703,553	—	—
THNR	2,616,010	2,617,125	956,405	2,067,094	—	—

During the year ended September 30, 2025, CNBS had a trade error due to a missed limit order. This resulted in a loss to the Fund of $3,643, which was reimbursed to the Fund. An AIEQ trade error was identified during the January re-balance, resulting in a loss of $44,834; this amount was subsequently reimbursed by Tidal.

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7. TRANSACTIONS WITH AFFILIATED SECURITIES
Investments in issuers considered to be affiliate(s) of the Funds during the year/period ended September 30, 2025 for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Investments in Amplify U.S. Alternative Harvest ETF	Amplify Alternative Harvest ETF
Value at September 30, 2024	$111,134,470
Purchases at Cost	5,402,169
Proceeds from Sales	(59,277,716)
Net Realized Gain (Loss)	(81,126,032)
Change in Unrealized Appreciation/(Depreciation)	23,867,109
Value at September 30, 2025	$—
Shares held at September 30, 2025	—
Dividend Income	$17

Investments in Amplify Seymour Cannabis ETF	Amplify Alternative Harvest ETF
Value at September 30, 2024	$—
Purchases at Cost	81,466,441
Proceeds from Sales	(11,484,250)
Net Realized Gain (Loss)	(2,125,417)
Change in Unrealized Appreciation/(Depreciation)	25,196,438
Value at September 30, 2025	$93,053,212
Shares held at September 30, 2025	3,146,879
Dividend Income	$—

Investments in Amplify Cash Flow Dividend Leaders ETF	Amplify COWS Covered Call ETF
Value at September 30, 2024	$1,525,413
Purchases at Cost	9,119,936
Proceeds from Sales	(10,132,252)
Net Realized Gain (Loss)	222,355
Change in Unrealized Appreciation/(Depreciation)	(240,811)
Value at September 30, 2025	$494,641
Shares held at September 30, 2025	15,500
Dividend Income	$41,484

Investments in Amplify Samsung SOFR ETF	Amplify CWP Enhanced Dividend Income ETF
Value at September 30, 2024	$178,493,023
Purchases at Cost	118,883,953
Proceeds from Sales	(106,557,574)
Net Realized Gain (Loss)	(199,107)
Change in Unrealized Appreciation/(Depreciation)	(90,438)
Value at September 30, 2025	$190,529,857
Shares held at September 30, 2025	1,902,160
Dividend Income	$7,966,269

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NOTES TO THE FINANCIAL STATEMENTS
September 30, 2025(Continued)

Investments in Amplify Samsung SOFR ETF	Amplify CWP International Enhanced Dividend Income ETF
Value at September 30, 2024	$1,383,036
Purchases at Cost	2,227,179
Proceeds from Sales	(1,364,579)
Net Realized Gain (Loss)	(2,032)
Change in Unrealized Appreciation/(Depreciation)	(1,711)
Value at September 30, 2025	$2,241,893
Shares held at September 30, 2025	22,382
Dividend Income	$92,820

Investments in Amplify Junior Silver Miners ETF	Amplify SILJ Covered Call ETF
Value at September 30, 2024	$—
Purchases at Cost	1,553,726
Proceeds from Sales	(38,715)
Net Realized Gain (Loss)	(485)
Change in Unrealized Appreciation/(Depreciation)	230,639
Value at September 30, 2025	$1,745,165
Shares held at September 30, 2025	75,581
Dividend Income	$—

8. FEDERAL INCOME TAXES
As of and during the year/period ended September 30, 2025, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the year ended September 30, 2025, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. During the year/period ended September 30, 2025, the Funds did not incur any interest or penalties.
The tax composition of distributions paid during the year/period ended September 30, 2025 for the Funds was as follows:

	Ordinary Income	Capital Gains	Return of Capital
AIEQ	$34,780	$—	$—
MJ	1,672,373	—	—
BITY	104,927	—	973,433
BAGY	106,312	—	1,050,786
SWAN	7,734,956	—	—
ISWN	1,003,363	—	—
AIVC	46,500	—	—
TLTP	466,496	—	568,448
ITEQ	10,561	—	—
COWS	507,389	—	—
HCOW	12,952	—	1,009,374
DIVO	143,284,642	62,451,313	—
QDVO	241,397	—	8,809,436
IDVO	5,891,023	1,745,147	7,089,912
HACK	1,382,715	—	—

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NOTES TO THE FINANCIAL STATEMENTS
September 30, 2025(Continued)

	Ordinary Income	Capital Gains	Return of Capital
IPAY	$2,433,538	$—	$—
ETHO	445,673	—	—
YYY	31,706,887	—	37,293,113
SILJ	60,317,682	—	—
BATT	2,077,324	—	—
NDIV	378,205	31,492	369,430
IBUY	—	—	—
SOFR	11,042,808	—	231,826
USNG	26,864	—	591
CNBS	5,578,775	—	—
SLJY	1,258	20,925	135,009
SMAP	4,861	—	1,164
BLOK	49,345,165	—	—
AWAY	—	—	—
GAMR	227,895	—	—
THNR	39,582	—	—

The tax composition of distributions paid during the period/year ended September 30, 2024 for the Funds was as follows:

	Ordinary Income	Capital Gains	Return of Capital
AIEQ	$761,524	$—	$—
MJ	20,532,956	—	2,852,668
SWAN	5,212,897	—	—
ISWN	1,144,842	—	—
AIVC	6,153	—	—
ITEQ	—	—	—
COWS	260,749	—	—
HCOW	28,309	—	179,023
DIVO	125,839,017	14,745,670	—
QDVO	27,703	—	31,820
IDVO	2,734,332	—	3,190,333
HACK	3,564,023	—	—
ETHO	2,183,651	—	82,109
YYY	35,057,043	—	14,916,957
SILJ	60,499	—	—
BATT	3,657,984	—	—
IPAY	416,255	—	—
NDIV	483,774	—	188,984
IBUY	—	—	—
SOFR	7,066,684	—	—
CNBS	—	—	—
BLOK	12,491,001	—	—
AWAY	238,899	—	13,494
GAMR	32,197	—	—
THNR	—	—	—

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September 30, 2025(Continued)
The Funds intend to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable income and capital gains to shareholders. Therefore, no federal income or excise tax provision has been made.
The cost basis of investments and distributable earnings (accumulated deficit) for federal income tax purposes as of September 30, 2025 was as follows:

	AIEQ	MJ	BITY	BAGY	SWAN
Tax cost of Investments	$109,538,417	$268,640,931	$21,435,602	$16,843,517	$252,260,503
Gross tax unrealized appreciation	9,462,539	62,183,744	371,522	422,386	14,611,405
Gross tax unrealized depreciation	(2,034,602)	(67,797,531)	(40)	(154)	(2,896,978)
Net tax unrealized appreciation (depreciation)	7,427,937	(5,613,787)	371,482	422,232	11,714,427
Undistributed ordinary income	505,217	2,995,489	—	—	—
Undistributed long-term capital gain	—	—	—	—	—
Total accumulated gain	505,217	2,995,489	—	—	—
Other accumulated gain (loss)	(24,462,817)	(1,884,829,535)	227,947	(20,697)	(77,926,681)
Distributable earnings/(accumulated deficit)	$(16,529,663)	$(1,887,447,833)	$599,429	$401,535	$(66,212,254)

	ISWN	AIVC	TLTP	ITEQ	COWS
Tax cost of investments	$31,004,339	$24,451,559	$11,769,874	$113,274,524	$23,090,380
Gross tax unrealized appreciation	2,138,411	8,052,082	88,553	28,955,784	1,470,189
Gross tax unrealized depreciation	(164,036)	(778,600)	(306,709)	(31,130,341)	(1,025,642)
Net tax unrealized appreciation (depreciation)	1,974,375	7,273,482	(218,156)	(2,174,557)	444,547
Undistributed ordinary income	—	—	—	707,995	553
Undistributed long-term capital gain	—	—	—	—	—
Total accumulated gain	—	—	—	707,995	553
Other accumulated gain (loss)	(11,166,537)	(15,807,440)	(65,535)	(41,937,893)	(1,371,488)
Distributable earnings/(accumulated deficit)	$(9,192,162)	$(8,533,958)	$(283,691)	$(43,404,455)	$(926,388)

	HCOW	DIVO	QDVO	IDVO	HACK
Tax cost of investments	$13,074,339	$4,410,407,708	$303,530,092	$420,389,580	$1,766,727,991
Gross tax unrealized appreciation	564,765	909,432,120	26,571,165	78,386,426	709,507,305
Gross tax unrealized depreciation	(548,436)	(62,176,504)	(6,602,853)	(5,344,436)	(149,333,286)
Net tax unrealized appreciation (depreciation)	16,329	847,255,616	19,968,312	73,041,990	560,174,019
Undistributed ordinary income	—	54,743,450	—	—	374,809
Undistributed long-term capital gain	—	—	—	—	—
Total accumulated gain	—	54,743,450	—	—	374,809
Other accumulated gain (loss)	(237,155)	(11,426,136)	(2,337,649)	85,212	(328,536,815)
Distributable earnings/(accumulated deficit)	$(220,826)	$890,572,930	$17,630,663	$73,127,202	$232,012,013

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NOTES TO THE FINANCIAL STATEMENTS
September 30, 2025(Continued)

	IPAY	ETHO	YYY	SILJ	BATT
Tax cost of investments	$300,521,460	$139,132,395	$617,905,911	$1,676,137,955	$75,205,208
Gross tax unrealized appreciation	52,673,486	34,273,229	47,649,798	1,196,804,996	23,973,192
Gross tax unrealized depreciation	(81,244,875)	(16,229,304)	(21,587,600)	(146,570,761)	(16,910,616)
Net tax unrealized appreciation (depreciation)	(28,571,389)	18,043,925	26,062,198	1,050,234,235	7,062,576
Undistributed ordinary income	1,725,388	1,006,459	—	71,162,605	1,530,181
Undistributed long-term capital gain	—	—	—	—	—
Total accumulated gain	1,725,388	1,006,459	—	71,162,605	1,530,181
Other accumulated gain (loss)	(299,612,518)	(34,238,175)	(87,647,778)	(462,523,074)	(111,975,883)
Distributable earnings/(accumulated deficit)	$(326,458,519)	$(15,187,791)	$(61,585,580)	$658,873,766	$(103,383,126)

	NDIV	IBUY	SOFR	USNG	CNBS
Tax cost of investments	$12,748,506	$181,062,749	$275,366,217	$3,641,330	$107,754,902
Gross tax unrealized appreciation	414,079	46,271,837	—	422,007	7,798,861
Gross tax unrealized depreciation	(1,393,388)	(56,737,223)	—	(26,393)	(16,015,852)
Net tax unrealized appreciation (depreciation)	(979,309)	(10,465,386)	—	395,614	(8,216,991)
Undistributed ordinary income	—	153,749	—	—	—
Undistributed long-term capital gain	—	—	—	—	—
Total accumulated gain	—	153,749	—	—	—
Other accumulated gain (loss)	—	(391,500,057)	—	(1,995)	(75,913,890)
Distributable earnings/(accumulated deficit)	$(979,309)	$(401,811,694)	$—	$393,619	$(84,130,881)

	SLJY	SMAP	BLOK	AWAY	GAMR
Tax cost of investments	$7,740,846	$1,212,823	$1,286,421,950	$47,636,807	$36,946,821
Gross tax unrealized appreciation	742,811	126,751	477,470,929	5,797,062	14,228,576
Gross tax unrealized depreciation	(34,930)	(91,391)	(171,102,157)	(12,154,853)	(829,126)
Net tax unrealized appreciation (depreciation)	707,881	35,360	306,368,772	(6,357,791)	13,399,450
Undistributed ordinary income	—	—	7,906,687	—	221,351
Undistributed long-term capital gain	—	—	—	—	—
Total accumulated gain	—	—	7,906,687	—	221,351
Other accumulated gain (loss)	(286,437)	(26,369)	(345,837,083)	(141,936,568)	(48,747,509)
Distributable earnings/(accumulated deficit)	$421,444	$8,991	$(31,561,624)	$(148,294,359)	$(35,126,708)

THNR
Tax cost of investments	$3,391,274
Gross tax unrealized appreciation	248,337
Gross tax unrealized depreciation	(563,790)
Net tax unrealized appreciation (depreciation)	(315,453)
Undistributed ordinary income	50,574
Undistributed long-term capital gain	—
Total accumulated gain	50,574
Other accumulated gain (loss)	(323,282)
Distributable earnings/(accumulated deficit)	$(588,161)

137

AMPLIFY ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2025(Continued)
The difference between book and tax-basis cost is attributable to the deferral on wash sales, passive foreign investment companies, deferral on straddles and Swap mark-to-market, and partnership basis adjustments.
At September 30, 2025, the Funds deferred, on a tax basis, late year ordinary losses and capital losses of:

	Late Year Ordinary Loss Deferral	Late Year Capital Loss Deferral
AIEQ	$—	$—
MJ	—	—
BITY	—	—
BAGY	—	—
SWAN	—	—
ISWN	—	—
AIVC	2,223	—
TLTP	—	—
ITEQ	—	—
COWS	—	—
HCOW	—	—
DIVO	—	—
QDVO	—	—
IDVO	—	—
HACK	—	—
IPAY	—	—
ETHO	—	—
YYY	—	—
SILJ	—	—
BATT	—	—
NDIV	—	—
IBUY	—	—
SOFR	—	—
USNG	—	—
CNBS	10,346,463	—
SLJY	—	—
SMAP	—	—
BLOK	—	—
AWAY	5,850	—
GAMR	—	—
THNR	—	—

At September 30, 2025, the Funds had the following capital loss carryforwards:

	Short-Term	Long-Term	Expires
AIEQ	$(24,462,817)	$—	Unlimited
MJ	(453,188,151)	(1,431,641,384)	Unlimited
BITY	—	—	Unlimited
BAGY	(141,166)	—	Unlimited
SWAN	(72,685,474)	(5,241,207)	Unlimited
ISWN	(9,870,007)	(1,296,530)	Unlimited
AIVC	(1,500,237)	(14,305,286)	Unlimited
TLTP	—	—	Unlimited
ITEQ	(11,630,622)	(30,307,285)	Unlimited
COWS	(1,027,226)	(344,262)	Unlimited

138

AMPLIFY ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2025(Continued)

	Short-Term	Long-Term	Expires
HCOW	$(89,920)	$—	Unlimited
DIVO	—	—	Unlimited
QDVO	—	(1,495,024)	Unlimited
IDVO	—	—	Unlimited
HACK	(153,067,477)	(175,470,069)	Unlimited
IPAY	(68,849,765)	(230,763,612)	Unlimited
ETHO	(12,419,925)	(21,818,250)	Unlimited
YYY	(24,974,897)	(62,672,881)	Unlimited
SILJ	(201,597,322)	(260,922,837)	Unlimited
BATT	(36,533,727)	(75,444,823)	Unlimited
NDIV	—	—	Unlimited
IBUY	(120,973,344)	(270,527,037)	Unlimited
SOFR	—	—	Unlimited
USNG	(1,995)	—	Unlimited
CNBS	—	(65,567,427)	Unlimited
SLJY	—	—	Unlimited
SMAP	(26,369)	—	Unlimited
BLOK	(69,177,977)	(276,677,711)	Unlimited
AWAY	(57,948,007)	(83,982,806)	Unlimited
GAMR	(14,703,292)	(34,045,889)	Unlimited
THNR	(172,336)	(151,142)	Unlimited

Additionally, U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences primarily relate to net operating losses, prior year return of capital true ups, and redemption in-kind transactions. For the year/period ended September 30, 2025 the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
AIEQ	$(320,618)	$320,618
MJ	6,170,958	(6,170,958)
BITY	1,648	(1,648)
BAGY	—	—
SWAN	3,053	(3,053)
ISWN	9	(9)
AIVC	(2,923,372)	2,923,372
TLTP	(4,262)	4,262
ITEQ	(2,789,800)	2,789,800
COWS	(2,857,967)	2,857,967
HCOW	(504,451)	504,451
DIVO	(37,894,491)	37,894,491
QDVO	(3,637,920)	3,637,920
IDVO	(1,880,395)	1,880,395
HACK	(115,906,516)	115,906,516
IPAY	(15,822,201)	15,822,201
ETHO	(5,539,601)	5,539,601
YYY	4,306,049	(4,306,049)
SILJ	(204,947,493)	204,947,493
BATT	(902,353)	902,353
NDIV	(1,134,695)	1,134,695

139

AMPLIFY ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2025(Continued)

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
IBUY	$(11,586,610)	$11,586,610
SOFR	—	—
USNG	(32,038)	32,038
CNBS	5,630,424	(5,630,424)
SLJY	(266,655)	266,655
SMAP	—	—
BLOK	(52,289,822)	52,289,822
AWAY	(2,244,515)	2,244,515
GAMR	(1,994,495)	1,994,495
THNR	(68,499)	68,499

During the year/period ended September 30, 2025, the Funds realized the following net capital gains (losses) resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains (losses) are not taxable to the Funds, and gains are not distributed to shareholders, they have been reclassified from total distributable earnings (accumulated deficit) to paid-in capital.

Year/Period Ended September 30, 2025
AIEQ	$320,617
MJ	(6,170,958)
BITY	—
BAGY	—
SWAN	(2,955)
ISWN	—
AIVC	2,923,372
TLTP	4,262
ITEQ	2,789,800
COWS	2,816,262
HCOW	504,451
DIVO	34,633,911
QDVO	3,638,031
IDVO	1,880,395
HACK	115,906,516
IPAY	15,822,201
ETHO	5,532,204
YYY	(522,999)
SILJ	204,775,410
BATT	902,353
NDIV	1,134,695
IBUY	11,586,610
SOFR	—
USNG	32,038
CNBS	(5,630,424)
SLJY	266,655
SMAP	—
BLOK	52,289,822
AWAY	2,343,725
GAMR	1,994,495
THNR	68,500

140

AMPLIFY ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2025(Continued)
9. REVERSE STOCK SPLIT
During the year ended September 30, 2025, the following Fund’s shares were adjusted to reflect reverse stock splits. The effect of these reverse stock splits was to reduce the number of shares outstanding in the Fund while maintaining the Fund’s and each shareholder’s aggregate net asset value. All historical per share information has been retroactively adjusted to reflect these reverse stock splits. Set forth below are details regarding the reverse splits effected on February 21, 2025.

Fund	Date	Rate	Net Asset Value Before Split	Net Asset Value After Split	Shares Outstanding Before Split	Shares Outstanding After Split
MJ	February 21, 2025	1 for 12	2.10	25.21	69,200,000	5,766,667
CNBS	February 21, 2025	1 for 12	1.75	20.93	39,300,000	3,275,000

10. ACCOUNTING PRONOUNCEMENTS AND/OR REGULATORY UPDATES
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund(s). Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
11. SUBSEQUENT EVENTS
The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. The evaluation did not result in any subsequent events that necessitated disclosure and/or adjustment other than the below:
Effective October 13, 2025, BLOK will change its name to Amplify Blockchain Technology ETF and its investment objective to seek to provide total return by investing at least 80% of its net assets (plus borrowings for investment purposes) in the equity securities of companies actively involved in the development and utilization of blockchain technologies.
Effective October 13, 2025, YYY will change its name to Amplify CEF High Income ETF and the name of the Index will change to “Nasdaq CEF High Income™ Index.”
Effective November 24, 2025, TLTP will change its name to Amplify TLT U.S. Treasury 12% Option Income ETF.
Effective on or about January 28, 2026, the fee waiver agreement for COWS between Amplify and the Trust will be extended. The expense reduction will remain in place until January 28, 2027, with reduced fees set at 0.19%.
Effective on or about January 28, 2026, NDIV will change its name to Amplify Energy & Natural Resources Covered Call ETF and modify the investment strategy to introduce a covered call overlay to the existing index methodology.

141

AMPLIFY ETF TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Trustees of
Amplify ETF Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, options written (as applicable), and total return swap contracts (as applicable), of Amplify ETF Trust comprising the funds listed below (the “Funds”) as of September 30, 2025, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Amplify AI Powered Equity ETF, Amplify Alternative Harvest ETF, Amplify Bloomberg AI Value Chain ETF (formerly known as Amplify Global Cloud Technology ETF), Amplify BlueStar Israel Technology ETF, Amplify Cybersecurity ETF, Amplify Digital Payments ETF (formerly known as Amplify Mobile Payments ETF), Amplify Etho Climate Leadership U.S. ETF, Amplify Junior Silver Miners ETF, Amplify Travel Tech ETF, and Amplify Video Game Leaders ETF (formerly known as Amplify Video Game Tech ETF)
	For the year ended September 30, 2025	For the years ended September 30, 2025 and 2024*
Amplify Bitcoin 2% Monthly Options Income ETF and Amplify Bitcoin Max Income Covered Call ETF**	For the period from April 28, 2025 (commencement of operations) through September 30, 2025
Amplify BlackSwan Growth & Treasury Core ETF, Amplify CWP Enhanced Dividend Income ETF, Amplify High Income ETF, Amplify Lithium & Battery Technology ETF, Amplify Online Retail ETF, Amplify Seymour Cannabis ETF, and Amplify Transformational Data Sharing ETF
	For the year ended September 30, 2025	For the year ended September 30, 2025, the period from November 1, 2023 through September 30, 2024, and the year ended October 31, 2023	For the year ended September 30, 2025, the period from November 1, 2023 through September 30, 2024 and the years ended October 31, 2023, 2022, 2021, and 2020.
Amplify BlackSwan ISWN ETF	For the year ended September 30, 2025	For the year ended September 30, 2025, the period from November 1, 2023 through September 30, 2024, and the year ended October 31, 2023
For the year ended September 30, 2025, the period from November 1, 2023 through September 30, 2024, the years ended October 31, 2023 and 2022, and the period from January 25, 2021 (commencement of operations) through October 31, 2021

Amplify Bloomberg U.S Treasury 12% Premium Income ETF	For the period from October 28, 2024 (commencement of operations) through September 30, 2025

142

AMPLIFY ETF TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM(Continued)

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Amplify Cash Flow Dividend Leaders ETF	For the year ended September 30, 2025	For the year ended September 30, 2025, the period from November 1, 2023 through September 30, 2024, and the year ended October 31, 2023	For the year ended September 30, 2025, the period from November 1, 2023 through September 30, 2024 and the period from September 12, 2023 (commencement of operations) through October 31, 2023
Amplify COWS Covered Call ETF (formerly known as Amplify Cash Flow High Income ETF)	For the year ended September 30, 2025	For the year ended September 30, 2025, the period from November 1, 2023 through September 30, 2024, and the year ended October 31, 2023	For the year ended September 30, 2025, the period from November 1, 2023 through September 30, 2024 and the period from September 19, 2023 (commencement of operations) through October 31, 2023
Amplify CWP Growth & Income ETF	For the year ended September 30, 2025	For the year ended September 30, 2025 and the period from August 21, 2024 (commencement of operations) through September 30, 2024
Amplify CWP International Enhanced Dividend Income ETF	For the year ended September 30, 2025	For the year ended September 30, 2025, the period from November 1, 2023 through September 30, 2024, and the year ended October 31, 2023
For the year ended September 30, 2025, the period from November 1, 2023 through September 30, 2024, the year ended October 31, 2023, and the period from September 7, 2022 (commencement of operations) through October 31, 2022

Amplify Natural Resources Dividend Income ETF	For the year ended September 30, 2025	For the year ended September 30, 2025, the period from November 1, 2023 through September 30, 2024, and the year ended October 31, 2023
For the year ended September 30, 2025, the period from November 1, 2023 through September 30, 2024, the year ended October 31, 2023, and the period from August 23, 2022 (commencement of operations) through October 31, 2022

Amplify Samsung SOFR ETF	For the year ended September 30, 2025	For the year ended September 30, 2025 and the period from November 14, 2023 (commencement of operations) through September 30, 2024
Amplify Samsung U.S. Natural Gas Infrastructure ETF	For the period from May 19, 2025 (commencement of operations) through September 30, 2025
Amplify SILJ Covered Call ETF	For the period from August 18, 2025 (commencement of operations) through September 30, 2025
Amplify Small-Mid Cap Equity ETF	For the period from October 22, 2024 (commencement of operations) through September 30, 2025
Amplify Weight Loss Drug & Treatment ETF	For the year ended September 30, 2025	For the year ended September 30, 2025 and the period from May 20, 2024 (commencement of operations) through September 30, 2024

*
The Funds’ financial highlights for the periods or years ended September 30, 2023, and prior, were audited by other auditors whose report dated November 29, 2023, expressed an unqualified opinion on those financial highlights.

**	The financial statements referred to throughout are consolidated.

143

AMPLIFY ETF TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM(Continued)
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2015. We have served as the auditor of one or more investment companies advised by Exchange Traded Concepts, LLC since 2012.

COHEN & COMPANY, LTD.
Cleveland, Ohio
November 26, 2025

144

Amplify ETF Trust
Additional Information
September 30, 2025 (Unaudited)
Qualified Dividend Income/Dividends Received Deduction
For the fiscal year ended September 30, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.5%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

AIEQ	47.24%
MJ	2.92%
BITY	0.00%
BAGY	0.00%
SWAN	0.00%
ISWN	0.00%
AIVC	100.00%
TLTP	0.00%
ITEQ	100.00%
COWS	94.07%
HCOW	100.00%
DIVO	41.04%
QDVO	100.00%
IDVO	83.30%
HACK	100.00%
IPAY	76.87%
ETHO	100.00%
YYY	15.89%
SILJ	6.47%
BATT	46.98%
NDIV	100.00%
IBUY	0.00%
SOFR	0.00%
USNG	0.00%
CNBS	0.00%
SLJY	0.91%
SMAP	100.00%
BLOK	11.63%
AWAY	0.00%
GAMR	88.34%
THNR	46.27%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2025 was as follows:

AIEQ	67.87%
MJ	0.72%
BITY	0.00%
BAGY	0.00%
SWAN	0.00%
ISWN	0.00%
AIVC	100.00%
TLTP	0.22%

145

Amplify ETF Trust
Additional Information
September 30, 2025 (Unaudited)(Continued)

ITEQ	52.21%
COWS	93.79%
HCOW	100.00%
DIVO	40.57%
QDVO	100.00%
IDVO	4.06%
HACK	100.00%
IPAY	70.28%
ETHO	100.00%
YYY	1.01%
SILJ	0.60%
BATT	1.45%
NDIV	65.60%
IBUY	0.00%
SOFR	0.00%
USNG	0.00%
CNBS	0.00%
SLJY	0.00%
SMAP	0.00%
BLOK	6.67%
AWAY	0.00%
GAMR	19.78%
THNR	21.01%

Short Term Capital Gains
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each fund were as follows:

AIEQ	0.00%
MJ	0.00%
BITY	9.81%
BAGY	0.00%
SWAN	0.00%
ISWN	0.00%
AIVC	0.00%
TLTP	40.05%
ITEQ	0.00%
COWS	0.00%
HCOW	0.00%
DIVO	85.77%
QDVO	0.00%
IDVO	0.00%
HACK	0.00%
IPAY	0.00%
ETHO	0.00%
YYY	0.00%
SILJ	0.00%
BATT	0.00%

146

Amplify ETF Trust
Additional Information
September 30, 2025 (Unaudited)(Continued)

NDIV	0.00%
IBUY	0.00%
SOFR	0.00%
USNG	0.00%
CNBS	0.00%
SLJY	0.00%
SMAP	0.00%
BLOK	0.00%
AWAY	0.00%
GAMR	0.00%
THNR	63.35%

Foreign Tax Credit Pass Through
Pursuant to Section 853 of the Internal Revenue Code, the Fund designates the following amount as foreign taxes paid for the year ended September 30, 2025. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Credible Foreign Taxes Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income
BATT	$59,915	$0.1481	94.42%
IDVO	464,840	0.4314	93.62%
ITEQ	55,863	0.2233	89.21%
SILJ	649,677	0.0809	93.95%

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.
Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.
Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.
Principal Risks
AGRICULTURE COMPANIES RISK (NDIV)
Economic forces, including forces affecting agricultural markets, as well as government policies and regulations affecting agriculture companies, could adversely impact the Fund’s investments. Agricultural and livestock production, profitability and trade flows are significantly affected by government policies and regulations. In addition, companies in the agriculture sector must comply with a broad range of environmental laws and regulations.
ARTIFICIAL INTELLIGENCE RISK (AIEQ and AIVC)
Investing in companies involved in artificial intelligence presents unique risks, including exposure to limited markets, rapid technological change, and evolving government regulation. Such companies may have restricted product lines, financial resources, or personnel, which can lead to increased volatility in their securities, particularly for smaller or start-up firms. Rapid advancements in technology may materially affect operating results, and reliance on intellectual property protections may not prevent competitors from developing similar or superior technologies. Significant expenditures on research and development may not result in successful products or services.

147

Amplify ETF Trust
Additional Information
September 30, 2025 (Unaudited)(Continued)
BIOTECHNOLOGY COMPANIES RISK (CNBS and MJ)
A biotechnology company’s valuation can often be based largely on the potential or actual performance of a limited number of products and can accordingly be greatly affected if one of its products proves, among other things, unsafe, ineffective or unprofitable. Biotechnology companies are subject to regulation by, and the restrictions of, the FDA, the U.S. Environmental Protection Agency, state and local governments, and non-U.S. regulatory authorities.
BITCOIN RISK (BLOK, BITY, and BAGY)
Bitcoin is a relatively new innovation and the market for bitcoin is subject to rapid price swings, changes and uncertainty. The further development of the Bitcoin network and the acceptance and use of bitcoin are subject to a variety of factors that are difficult to evaluate. The value of bitcoin has been, and may continue to be, substantially dependent on speculation, such that trading and investing in these assets generally may not be based on fundamental analysis. The slowing, stopping or reversing of the development of the Bitcoin network or the acceptance of bitcoin may adversely affect the price of bitcoin. Bitcoin is subject to the risk of fraud, theft, manipulation or security failures, operational or other problems that impact the digital asset trading venues on which bitcoin trades. The Bitcoin blockchain may contain flaws that can be exploited by hackers. A significant portion of bitcoin is held by a small number of holders sometimes referred to as “whales.” Transactions of these holders may influence the price of bitcoin.
Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, bitcoin and the digital asset trading venues on which it trades are largely unregulated and highly fragmented and digital asset trading venues may be operating out of compliance with regulations. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation (including using social media to promote bitcoin in a way that artificially increases the price of bitcoin). Investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Over the past several years, a number of digital asset trading venues have been closed due to fraud, failure or security breaches. Investors in bitcoin may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. Legal or regulatory changes may negatively impact the operation of the Bitcoin network or restrict the use of bitcoin.
The Bitcoin blockchain and its native crypto asset, bitcoin, face numerous challenges to gaining widespread adoption as an alternative payments system, including the slowness of transaction processing and finality, variability in transaction fees and volatility in bitcoin’s price. It is not clear that the Bitcoin blockchain or bitcoin can overcome these and other impediments, which could harm the long-term adoption of the Bitcoin blockchain and bitcoin as an alternative payment system, and thereby negatively impact the price of bitcoin.
BITCOIN ETF RISK (BITY and BAGY)
Bitcoin ETPs are exchange-traded investment products not registered under the 1940 Act that seek to generally match the performance of the price of bitcoin, and trade intra-day on a national securities exchange. Shares of Bitcoin ETPs are not traded at net asset value, but may trade at prices above or below the value of their underlying portfolios. The level of risk involved in the purchase or sale of Bitcoin ETPs is similar to the risk involved in the purchase or sale of an exchange traded fund, and generally reflect the risks of owning the underlying bitcoin and cash that the Bitcoin ETP holds. Bitcoin ETPs are subject to management fees and other fees that may increase their costs versus the costs of owning bitcoin directly. Bitcoin ETPs generally determine the price of bitcoin by reference to a benchmark rate or index, and therefore may not the global price of bitcoin, or the price of bitcoin on any one digital asset trading platform. In the event the price used by the Bitcoin ETP deviates from the global price of bitcoin, the Fund’s returns may be adversely affected.
BLOCKCHAIN INVESTMENTS RISK (BLOK)
An investment in companies actively engaged in blockchain technology may be subject to risks associated with this relative new technology, including, but not limited to theft, loss or destruction, cyber security incidents, developmental risk, intellectual property claims, lack of liquid markets, and possible manipulation of blockchain-based assets, uncertain regulatory environment, third party product defects or vulnerabilities and reliance on the Internet.

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CALL OPTION STRATEGY RISK (BITY and BAGY)
The Fund will employ its call option strategy by writing call options on the Bitcoin ETP. The risk associated with a covered call option strategy is the risk that the Fund will forgo, during the option contract’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss of the underlying security should the price of the underlying security decline. In addition, as the Fund sells (writes) call option contracts over a greater portion of its portfolio, its ability to benefit from the potential for capital appreciation of the Bitcoin ETP becomes more limited. The writer of an option contract has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot affect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price in the case of physically settled options, or the cash value thereof in the case of cash-settled options.
CANNABIS INDUSTRY RISK (CNBS and MJ)
Companies involved in the cannabis industry face competition, may have limited access to the services of banks, may have substantial burdens on company resources due to litigation, complaints or enforcement actions, and are heavily dependent on receiving necessary permits and authorizations to engage in medical cannabis research or to otherwise cultivate, possess or distribute cannabis. Since the use of cannabis is illegal under U.S. federal law, federally regulated banking institutions may be unwilling to make financial services available to growers and sellers of cannabis.
CHEMICALS INDUSTRY RISK (NDIV)
The chemicals industry includes companies that manufacture and produce industrial and basic chemicals (e.g., plastics, synthetic fibers and films), fertilizers, pesticides and other agricultural chemicals, industrial gases, specialty chemicals (e.g., advanced polymers and adhesives) and other diversified chemicals. The prices of securities of companies in the chemicals industry may fluctuate widely due to intense competition, product obsolescence, and raw materials prices. In addition, companies in the chemicals industry may be subject to risks associated with the production, handling and disposal of hazardous chemicals. Legislative or regulatory changes and increased government supervision may also affect companies in the chemicals industry.
CHINA RISK (BATT)
China is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets. The central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. Furthermore, China’s economy is dependent on the economies of other Asian countries and can be significantly affected by currency fluctuations and increasing competition from Asia’s other emerging economies. China has experienced security concerns, such as terrorism and strained international relations. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and the value of the Fund’s investments. Export growth continues to be a major driver of China’s rapid economic growth. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. Recent developments in relations between the U.S. and China have heightened concerns of increased tariffs and restrictions on trade between the two countries. China has experienced outbreaks of infectious illnesses, and the country may be subject to other public health threats, infectious illnesses, diseases or similar issues in the future, which could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the Chinese economy, which in turn could adversely affect the Fund’s investments.
CLOUD TECHNOLOGY COMPANY RISK (AIVC)
Cloud Technology Companies may have limited product lines, markets, financial resources or personnel. These companies typically face intense competition and potentially rapid product obsolescence. In addition, many Cloud Technology Companies store sensitive consumer information and could be the target of cybersecurity attacks and other types of theft, which could have a negative impact on these companies. As a result, Cloud Technology Companies may be adversely impacted by government regulations, and may be subject to additional regulatory oversight with regard to

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privacy concerns and cybersecurity risk. These companies are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. Cloud computing companies could be negatively impacted by disruptions in service caused by hardware or software failure, or by interruptions or delays in service by third-party data center hosting facilities and maintenance providers. Cloud Technology Companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology. The customers and/or suppliers of Cloud Technology Companies may be concentrated in a particular country, region or industry.
CONCENTRATION RISK (AIEQ, COWS, GAMR, YYY, IBUY, IPAY, ITEQ, AIVC, SILJ, MJ, and THNR)
To the extent that the Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. The Fund may be susceptible to loss due to adverse occurrences to the extent that the Fund’s investments are concentrated in a particular issuer or issuers, region, market, industry, group of industries, sector or asset class.
CONSUMER DISCRETIONARY COMPANIES RISK (COWS)
Consumer discretionary companies are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.
CONSUMER STAPLES SECTOR RISK (DIVO, IBUY, and MJ)
Consumer staples companies provide products directly to the consumer that are typically considered non-discretionary items based on consumer purchasing habits. Such products include food, beverages, household items and tobacco. Consumer staples companies may be affected by the regulation of various product components and production methods, new laws, regulations or litigation, marketing campaigns, competitive pricing and other factors affecting consumer demand. Changes in the worldwide economy, demographics, consumer preferences and/or spending, exploration and production spending may adversely affect these companies, as well as natural and man-made disasters, political, social or labor unrest, world events and economic conditions.
COUNTERPARTY RISK (BITY, BAGY, BLOK, CNBS, COWS, DIVO, HCOW, SLJY, SOFR, and QDVO)
Counterparty risk is the risk an issuer, guarantor or counterparty of a security held by the Fund is unable or unwilling to meet its obligation on the security. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. A counterparty’s inability to fulfill its obligation may result in financial losses to the Fund, which could be significant. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery.
COVERED CALL RISK (DIVO, IDVO, and QDVO)
Covered call option strategy risk is the risk that the Fund will forgo, during the option contract’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss of the underlying security should the price of the underlying security decline. In addition, as the Fund sells (writes) covered call option contracts over more of its portfolio, its ability to benefit from capital appreciation becomes more limited. The writer of an option contract has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot affect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.
CRYPTOCURRENCY RISK (BAGY, BITY, and BLOK)
Cryptocurrencies operate without central authority or banks and are not backed by any government. They are often referred to as “virtual currency” or “digital currency,” and function as decentralized, peer-to-peer financial exchanges and value storage that are used like money. Cryptocurrencies are not legal tender. Federal, state, or foreign governments may restrict the use and exchange of cryptocurrencies, and regulation in the U.S. is still developing. Cryptocurrency exchanges may stop operating or permanently shut down due to fraud, technical glitches, hackers, or malware.

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Investment vehicles with exposure to cryptocurrencies such as bitcoin may be affected by the high volatility associated with such cryptocurrency exposure. Holdings in investment vehicles that hold cryptocurrency assets are subject to applicable limitations of regulatory regimes, which are subject to change. The investment vehicles through which exposure to cryptocurrencies is obtained may not be registered investment companies, and therefore, investors may not, as shareholders of such investment vehicles, receive the protections afforded to shareholders of an investment company under the 1940 Act in connection with their investment in such investment vehicles.
CUSTODY RISK (BITY and BAGY)
Security breaches, computer malware and computer hacking attacks have been a prevalent concern in relation to digital assets. The bitcoin held by the Bitcoin ETPs’ custodian will likely be an appealing target to hackers or malware distributors seeking to destroy, damage or steal the Bitcoin ETPs’ bitcoins. To the extent that the Bitcoin ETPs and their service providers are unable to identify and mitigate or stop new security threats or otherwise adapt to technological changes in the digital asset industry, a Bitcoin ETP’s bitcoins may be subject to theft, loss, destruction or other attack.
CYBER SECURITY RISK
The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches.
DEPOSITARY RECEIPTS RISK (CNBS, DIVO, IBUY, IDVO, IPAY, ITEQ, NDIV, and THNR)
Depositary receipts may be subject to certain of the risks associated with direct investments in the securities of non-U.S. companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying non-U.S. securities. Certain countries may limit the ability to convert depositary into the underlying non-U.S. securities and vice versa, which may cause the securities of the non-U.S. company to trade at a discount or premium to the market price of the related depositary receipts. Depositary receipts may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by a depositary and the issuer of the underlying security. A depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Unsponsored receipts may involve higher expenses and may be less liquid. Holders of unsponsored depositary receipts generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.
DERIVATIVES RISK (BATT, BLOK, CNBS, COWS, HCOW, SOFR, SWAN, and TLTP)
The use of derivative instruments, such as options contracts, can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Fund’s portfolio manager uses derivatives to enhance the Fund’s return or as a substitute for a position or security, rather than to hedge (or offset) the risk of a position or security held by the Fund. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. The Fund enters into option contracts pursuant to Rule 18f-4 under the 1940 Act (“Rule 18f-4”). Rule 18f-4 requires a Fund to implement certain policies and procedures designed to manage its derivatives risks, dependent upon a Fund’s level of exposure to derivative instruments. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact its implementation of its investment strategies.

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DIGITAL ASSET REGULATORY RISK (BITY AND BAGY)
There is a lack of consensus regarding the regulation of digital assets, including bitcoin, and their markets. As a result of the growth in the size of the digital asset market, as well as in response to several events that occurred in 2022, including the collapse of the algorithmic stablecoin TerraUSD and its paired crypto asset LUNA in May 2022 and the collapse and bankruptcy of FTX Trading Ltd., an offshore digital asset trading venue specializing in crypto derivatives in November 2022, each which contributed to a significant decline in the price of bitcoin, the U.S. Congress and a number of U.S. federal and state agencies (including FinCEN, SEC, OCC, CFTC, FINRA, the Consumer Financial Protection Bureau, the Department of Justice, the Department of Homeland Security, the Federal Bureau of Investigation, the Internal Revenue Service, state financial institution regulators, and others) have been examining the operations of digital asset networks, digital asset users and the digital asset markets. Many of these state and federal agencies have brought enforcement actions or issued consumer advisories regarding the risks posed by digital assets to investors. Ongoing and future regulatory actions with respect to digital assets generally or bitcoin in particular may alter, perhaps to a materially adverse extent, the nature of an investment in the shares of a Bitcoin ETP or the ability of the Bitcoin ETP to continue to operate.
DIGITAL ASSET TRADING PLATFORMS RISK (BITY AND BAGY)
Digital asset platforms are relatively new and, in some cases, unregulated. Many operate outside the United States. Furthermore, while many prominent digital asset platforms provide the public with significant information regarding their ownership structure, management teams, corporate practices and regulatory compliance, many digital asset platforms do not provide this information. Digital asset platforms may not be subject to, or may not comply with, regulation in a similar manner as other regulated trading platforms, such as national securities exchanges or designated contract markets. As a result, the marketplace may lose confidence in digital asset platforms, including prominent platforms that handle a significant volume of bitcoin trading.
DISTRIBUTION TAX RISK (BITY, BAGY, and SLJY)
The Fund currently expects to make distributions on a monthly basis, a portion of which may be considered return of capital. While the Fund will normally pay its income as distributions, the Fund’s distributions may exceed the Fund’s income and gains for the Fund’s taxable year. The Fund may be required to reduce its distributions if it has insufficient cash flow. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. Distributions not in excess of the Fund’s earnings and profits, will be taxable to Fund shareholders and will not constitute nontaxable returns of capital. A return of capital distribution generally will not be taxable currently but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain, if the Fund shareholder holds shares of the Fund as capital assets. Because the Fund’s distributions may consist of return of capital, the Fund may not be an appropriate investment for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period.
EMERGING MARKETS RISK (AWAY, BATT, CNBS, GAMR, HACK, IBUY, IDVO, IPAY, AIVC, NDIV, and SILJ)
The Fund may invest in companies located in emerging market countries. Emerging market countries include, but are not limited to, those considered to be developing by the International Monetary Fund, the World Bank, the International Finance Corporation or one of the leading global investment banks. The majority of these countries are likely to be located in Asia, Latin America, the Middle East, Central and Eastern Europe, and Africa. Investments in emerging market issuers are subject to a greater risk of loss than investments in issuers located or operating in more developed markets. This is due to, among other things, the potential for greater market volatility, lower trading volume, higher levels of inflation, political and economic instability, greater risk of a market shutdown and more governmental limitations on foreign investments in emerging market countries than are typically found in more developed markets. Moreover, emerging markets often have less uniformity in accounting and reporting requirements, less reliable securities valuations and greater risks associated with custody of securities than developed markets. In addition,

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emerging markets often have greater risk of capital controls through such measures as taxes or interest rate control than developed markets. Certain emerging market countries may also lack the infrastructure necessary to attract large amounts of foreign trade and investment.
ENERGY COMPANIES RISK (USNG)
The success of energy companies may be cyclical and highly dependent on energy prices. The market value of securities issued by energy companies may decline for many reasons, including, among other things, changes in the levels and volatility of global energy prices, energy supply and demand, capital expenditures on exploration and production of energy sources, exchange rates, interest rates, economic conditions, tax treatment, energy conservation efforts, increased competition and technological advances. Energy companies may be subject to substantial government regulation and contractual fixed pricing, which may increase the cost of doing business and limit the earnings of these companies. A significant portion of the revenues of energy companies may depend on a relatively small number of customers, including governmental entities and utilities. As a result, governmental budget constraints may have a material adverse effect on the stock prices of energy companies. Energy companies may also operate in, or engage in transactions involving, countries with less developed regulatory regimes or a history of expropriation, nationalization or other adverse policies. Energy companies also face a significant risk of liability from accidents resulting in injury or loss of life or property, pollution or other environmental problems, equipment malfunctions or mishandling of materials and a risk of loss from terrorism, political strife or natural disasters.
ENERGY SECTOR RISK (COWS, DIVO, IDVO, NDIV, and USNG)
The success of companies in the energy sector may be cyclical and highly dependent on energy prices. The market value of securities issued by energy companies may decline for many reasons, including, but not limited to, changes in the levels and volatility of global energy prices, energy supply and demand, capital expenditures on exploration and production of energy sources, exchange rates, interest rates, economic conditions, tax treatment, energy conservation efforts, increased competition and technological advances. Energy companies may be subject to substantial government regulation and contractual fixed pricing, which may increase the cost of doing business and limit the earnings of these companies. A significant portion of the revenues of energy companies may depend on a relatively small number of customers, including governmental entities and utilities. As a result, governmental budget constraints may have a material adverse effect on the stock prices of energy companies. Energy companies also face a significant risk of liability from accidents resulting in injury or loss of life or property, pollution or other environmental problems, equipment malfunctions or mishandling of materials and a risk of loss from terrorism, political strife or natural disasters.
EQUITY SECURITIES RISK (CNBS, COWS, DIVO, HCOW, IBUY, IDVO, NDIV, QDVO, SLJY, TLTP, and THNR)
The value of the Shares will fluctuate with changes in the value of the equity securities in which the Fund invests. Prices of equity securities fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur.
ESG Risk (ETHO and SMAP)
To the extent ESG factors are utilized to evaluate a fund’s investments, the consideration of such factors may adversely affect the fund’s performance. Not every ESG factor may be identified or evaluated for every investment. ESG characteristics are not the only factors considered and, as a result, the issuers in which a fund invests may not be issuers with favorable ESG characteristics or high ESG ratings. When integrating ESG factors into the investment process, a fund may rely on third-party data that it believes to be reliable, but it does not guarantee the accuracy of such third-party data. ESG information from third-party data providers may be incomplete, inaccurate, or unavailable, which may adversely impact the investment process. Moreover, ESG information, whether from an external and/or internal source, is, by nature and in many instances, based on a qualitative and subjective assessment. An element of subjectivity and discretion is therefore inherent to the interpretation and use of ESG data. The current lack of common standards may result in different approaches to integrating ESG factors. Any of these factors could adversely affect a fund’s performance.

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FAILURE TO QUALIFY AS A REGULATED INVESTMENT COMPANY RISK (SMAP and TLTP)
If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. In such circumstances, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment. If the Fund fails to qualify as a regulated investment company, distributions to the Fund’s shareholders generally would be eligible for the dividends received deduction in the case of corporate shareholders.
FINANCIAL COMPANIES RISK (BLOK, COWS, DIVO, and IDVO)
Financial companies, such as retail and commercial banks, insurance companies and financial services companies, are especially subject to the adverse effects of economic recession, currency exchange rates, extensive government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets, industries or products (such as commercial and residential real estate loans) and competition from new entrants and blurred distinctions in their fields of business.
FOREIGN INVESTMENT RISK
Securities issued by Non-U.S.  companies present risks beyond those of securities of U.S.  issuers. Risks of investing in the securities of foreign companies include: different accounting standards; expropriation, nationalization or other adverse political or economic developments; currency devaluation, blockages or transfer restrictions; changes in foreign currency exchange rates; taxes; restrictions on foreign investments and exchange of securities; and less government supervision and regulation of issuers in foreign countries. Prices of foreign securities also may be more volatile.
FUND OF FUNDS RISK (YYY)
Because the Fund is a fund of funds, its investment performance largely depends on the investment performance of the Underlying Funds in which it invests. An investment in the Fund is subject to the risks associated with the Underlying Funds that comprise the Index. The Fund will pay indirectly a proportional share of the fees and expenses of the Underlying Funds in which it invests, including their investment advisory and administration fees, in addition to its own fees and expenses. In addition, at times certain segments of the market represented by constituent Underlying Funds may be out of favor and underperform other segments.
FUTURES CONTRACT RISK (BLOK)
Risks of futures contracts include: (i)  an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract.
GROWTH STOCKS RISK (QDVO)
Growth stocks tend to be more volatile than certain other types of stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividend payments that can help cushion its share price during declining markets. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.

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HEALTH CARE COMPANIES RISK (CNBS and MJ)
Health care companies are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines, and an increased emphasis on the delivery of healthcare through outpatient services. Health care companies are heavily dependent on obtaining and defending patents, which may be time consuming and costly, and the expiration of patents may also adversely affect the profitability of the companies. Health care companies are also subject to extensive litigation based on product liability and similar claims. In addition, their products can become obsolete due to industry innovation, changes in technologies, or other market developments. Many new products in the health care field require significant research and development and may be subject to regulatory approvals, all of which may be time consuming and costly with no guarantee that any product will come to market.
INFLATION RISK
Inflation risk is the risk that the value of the Fund’s assets or income from investments held by the Fund will be less in the future since inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets can decline as can the value of the Fund’s distributions.
INFORMATION TECHNOLOGY COMPANIES RISK (IBUY and BLOK)
Information technology companies are generally subject to the following risks: rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards; and frequent new product introductions. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.
INTERNET COMPANIES RISK (BLOK and IBUY)
Internet companies are subject to rapid changes in technology, worldwide competition, rapid obsolescence of products and services, loss of patent protections, cyclical market patterns, evolving industry standards, frequent new product introductions and the considerable risk of owning small capitalization companies that have recently begun operations. In addition, the stocks of many internet companies have exceptionally high price-to-earnings ratios with little or no earnings histories. Many internet companies have experienced extreme price and volume fluctuations that often have been unrelated to their operating performance.
INTEREST RATE RISK (BITY, BAGY, SWAN, SMAP, and TLTP)
Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer term debt securities. Duration is a measure of the expected price volatility of a debt security as a result of changes in market rates of interest, based on, among other factors, the weighted average timing of the debt security’s expected principal and interest payments. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.
IRREVOCABILITY OF TRANSACTIONS RISK (BITY and BAGY)
Bitcoin transactions are typically not reversible without the consent and active participation of the recipient of the transaction. Once a transaction has been verified and recorded in a block that is added to the Bitcoin blockchain, an incorrect transfer or theft of bitcoin generally will not be reversible and a Bitcoin ETP may not be capable of seeking compensation for any such transfer or theft. It is possible that, through computer or human error, or through theft or criminal action, a Bitcoin ETP’s bitcoin could be transferred from the Bitcoin ETP’s account at its custodian in incorrect amounts or to unauthorized third parties, or to uncontrolled accounts.

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ISRAELI COMPANIES RISK (ITEQ)
Investment in securities of Israeli companies involves risks that may negatively affect the value of your investment in the Fund. Among other things, Israel’s economy depends on imports of certain key items, such as crude oil, coal, grains, raw materials and military equipment. Israel’s relations with the Palestinian Authority and certain neighboring countries such as Lebanon, Syria and Iran, among others, have at times been strained due to territorial disputes, historical animosities or security concerns, which may cause uncertainty in the Israeli markets and adversely affect the overall economy. In addition, U.S.-designated terrorist groups such as Hezbollah and Hamas operate in close proximity to Israel’s borders, and has resulted in armed conflicts that have a material negative impact on the country and has caused volatility for its economy. Furthermore, Israel’s economy is heavily dependent on trade relationships with key counterparties around the world, specifically the United States and European Union countries.
LARGE CAPITALIZATION COMPANIES RISK (DIVO, HCOW, IBUY, NDIV, QDVO, and USNG)
Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.
LEVERAGE RISK (YYY)
Leverage may result from ordinary borrowings or may be inherent in the structure of certain Underlying Fund investments such as derivatives. If the prices of those investments decrease, or if the cost of borrowing exceeds any increase in the prices of those investments, the NAV of the Underlying Fund’s shares will decrease faster than if the Underlying Fund had not used leverage. To repay borrowings, an Underlying Fund may have to sell investments at a time and at a price that is unfavorable to the Underlying Fund. Interest on borrowings is an expense the Underlying Fund would not otherwise incur. Leverage magnifies the potential for gain and the risk of loss. If an Underlying Fund uses leverage, there can be no assurance that the Underlying Fund’s leverage strategy will be successful.
MARKET EVENTS RISK
Turbulence in the economic, political and financial system has historically resulted, and may continue to result, in an unusually high degree of volatility in the capital markets. Both domestic and foreign capital markets have been experiencing increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected, and it is uncertain whether or for how long these conditions could continue. Reduced liquidity in equity, credit and fixed-income markets may adversely affect many issuers worldwide. This reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in small or emerging market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their security prices. These events and possible continued market turbulence may have an adverse effect on the Fund.
In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a Fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could adversely affect the prices and liquidity of a Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a Fund’s Shares and result in increased market volatility. During any such events, a Fund’s Shares may trade at increased premiums or discounts to their NAV.
Health crises caused by the outbreak of infectious diseases or other public health issues, may exacerbate other pre-existing political, social, economic, market and financial risks. The impact of any such events, could negatively affect the global economy, as well as the economies of individual countries or regions, the financial performance of individual companies, sectors and industries, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests and negatively impact a Fund’s investment return.

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MARKET PRICE DISCOUNT FROM/PREMIUM TO NET ASSET VALUE RISK (YYY)
The shares of the Underlying Funds may trade at a discount or premium to their NAV. This characteristic is a risk separate and distinct from the risk that an Underlying Fund’s NAV could decrease as a result of investment activities. Whether investors, such as the Fund, will realize gains or losses upon the sale of shares will depend not on the Underlying Funds’ NAVs, but entirely upon whether the market price of the Underlying Funds’ shares at the time of sale is above or below an investor’s purchase price for shares.
MASTER LIMITED PARTNERSHIPS RISK (NDIV and USNG)
Investments in securities of MLPs involve certain risks different from or in addition to the risks of investing in common stocks. MLP common units can be affected by macro-economic factors and other factors unique to the partnership or company and the industry or industries in which the MLP operates. Certain MLP securities may trade in relatively low volumes due to their smaller capitalizations or other factors, which may cause them to have a high degree of price volatility and illiquidity. The structures of MLPs create certain risks, including, for example, risks related to the limited ability of investors to control an MLP and to vote on matters affecting the MLP, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, the risk that an MLP will generate insufficient cash flow to meet its current operating requirements, the risk that an MLP will issue additional securities or engage in other transactions that will have the effect of diluting the interests of existing investors, and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.
MATERIALS SECTOR RISK (BATT and NDIV)
Many materials companies are significantly affected by the level and volatility of commodity prices, exchange rates, import controls, worldwide competition, environmental policies and consumer demand. At times, worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. Other risks may include liabilities for environmental damage and general civil liabilities, depletion of resources, and mandated expenditures for safety and pollution control. The materials sector may also be affected by economic cycles, technical progress, labor relations, and government regulations.
METALS AND MINING COMPANIES RISK (BATT, NDIV, SILJ and SLJY)
Investments in metals and mining companies may be speculative and subject to greater price volatility than investments in other types of companies. The profitability of companies in the metals and mining industry is related to, among other things, worldwide metal prices and extraction and production costs. Worldwide metal prices may fluctuate substantially over short periods of time, and as a result, the Fund’s Share price may be more volatile than other types of investments. In addition, metals and mining companies may be significantly affected by changes in global demand for certain metals, economic developments, energy conservation, the success of exploration projects, changes in exchange rates, interest rates, economic conditions, tax treatment, trade treaties, and government regulation and intervention, and events in the regions that the companies to which the Fund has exposure operate (e.g., expropriation, nationalization, confiscation of assets and property, the imposition of restrictions on foreign investments or repatriation of capital, military coups, social or political unrest, violence and labor unrest). Metals and mining companies may also be subject to the effects of competitive pressures in the metals and mining industry.
MID-CAPITALIZATION RISK (ISWN)
Mid-capitalization companies may be less stable and more susceptible to adverse developments in comparison to large-capitalization companies. Additionally, the securities of mid-capitalization companies may be more volatile and less liquid than those of large-capitalization companies.
MINERAL AND RARE EARTH METAL MINING RISK (BATT)
The Fund is subject to certain risks associated with companies involved in mining. Competitive pressures may have a significant effect on the financial condition of such companies. Companies involved in the various activities that are related to the mining, refining and/or manufacturing of rare earth metals tend to be small-, medium- and micro-capitalization companies. The value of such companies may be significantly affected by events relating to international, national and local political and economic developments, energy conservation efforts, the success of exploration projects, commodity prices, tax and other government regulations, depletion of resources, and mandated

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expenditures for safety and pollution control devices. Mining companies are highly dependent on the price of the underlying metal or element. These prices may fluctuate substantially over short periods of time so the Fund’s Share price may be more volatile than other types of investments. In particular, a drop in the price of green metals would particularly adversely affect the profitability of small- and medium-capitalization mining companies and their ability to secure financing. Furthermore, companies that are only in the exploration stage are typically unable to adopt specific strategies for controlling the impact of such price changes. A significant amount of the companies may be early stage mining companies that are in the exploration stage only or that hold properties that might not ultimately produce these metals. Exploration and development involves significant financial risks over a significant period of time which even a combination of careful evaluation, experience and knowledge may not eliminate.
MLP TAX RISK (USNG)
In order to qualify as a regulated investment company for federal tax purposes, the Fund may invest no more than 25% of its total assets in the securities of qualified publicly traded partnerships, which generally include MLPs. If the Fund’s holdings of MLP interests exceeds 25% of its total assets as of the end of any quarter of any taxable year, then the Fund may lose its status as a regulated investment company. If the Fund’s holdings of MLP interests increases beyond 25% solely due to fluctuations in market value, then that increase will not cause the Fund to lose its status as a regulated investment company.
MOBILE PAYMENT COMPANIES RISK (IPAY)
Mobile payment companies face intense competition, both domestically and internationally, and are subject to increasing regulatory constraints, particularly with respect to fees, competition and anti-trust matters, cybersecurity and privacy. Mobile Payment Companies may be highly dependent on their ability to enter into agreements with merchants and other third parties to utilize a particular payment method, system, software or service, and such agreements may be subject to increased regulatory scrutiny. Additionally, certain Mobile payment companies have recently faced increased costs related to class-action litigation challenging such agreements. Such factors may adversely affect the profitability and value of such companies.
NATURAL GAS COMPANIES RISK (USNG)
One of natural gas companies’ primary risks is the competitive risk associated with the prices of alternative fuels, such as coal and oil. For example, major natural gas customers such as industrial users and electric power generators often have the ability to switch between the use of coal, oil or natural gas. During periods when competing fuels are less expensive, the revenues of gas utility companies may decline with a corresponding impact on earnings. After years of booming production, natural gas firms have recently begun scaling back after record low prices and huge surpluses. Weather is another risk that may affect natural gas companies. Mild weather contributes to a scaled back demand for natural gas and declining stock prices for natural gas companies. The demand for natural gas correlates closely with general economic growth rates. The occurrence of recessions or other periods of low or negative economic growth will typically have a direct adverse impact on natural gas demand and natural gas prices. Natural gas companies are also sensitive to increased interest rates because of the capital intensive nature of their business. The demand for natural gas has traditionally been cyclical, with higher demand during winter months and lower demand during summer months. Natural gas prices are subject to volatile, sudden, unpredictable and/or temporary price movements over short periods of time.
NATURAL RESOURCES AND COMMODITY-RELATED INDUSTRIES (NDIV)
These industries can be significantly affected by (and often rapidly affected by) changes in the supply of, or demand for, various natural resources and commodities. Investments in natural resources companies, which include companies engaged in energy (oil, gas & consumable fuels), chemicals, agriculture, precious and industrial metals and mining, paper products, and timber can be significantly affected by events relating to these industries, including international political and economic developments, embargoes, tariffs, inflation, weather and natural disasters, livestock diseases, limits on exploration, rapid changes in the supply and demand for natural resources and other factors. The Fund’s investments may experience substantial price fluctuations as a result of these factors, and may move independently of the trends of other operating companies. Companies engaged in the industries listed above may be adversely affected by changes in government policies and regulations, technological advances and/or obsolescence, environmental damage claims, energy conservation efforts, the success of exploration projects, limitations on the

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liquidity of certain natural resources and commodities and competition from new market entrants. Changes in general economic conditions, including commodity price volatility, changes in exchange rates, imposition of import controls, rising interest rates, prices of raw materials and other commodities, depletion of resources and labor relations, could adversely affect the Fund’s investments.
NON-CANNABIS RELATED BUSINESS RISK (CNBS and MJ)
Many of the companies in the Index are engaged in other lines of business unrelated to the activities identified in the principal investment strategies, above, and these lines of business could adversely affect their operating results. The operating results of these companies may fluctuate as a result of events in the other lines of business. In addition, a company’s ability to engage in new activities may expose it to business risks with which it has less experience than it has with the business risks associated with its traditional businesses. There can be no assurance that the other lines of business in which these companies are engaged will not have an adverse effect on a company’s business or financial condition.
OIL AND GAS INDUSTRY RISK (NDIV)
Investments in the oil and gas industry can be significantly affected by worldwide energy prices, exploration costs and production spending. Oil and gas companies may be adversely affected by natural disasters or other catastrophes; changes in exchange rates, interest rates or economic conditions; technological developments, prices for competitive energy services and increased competition. Other risks may include changes in the actual or perceived availability of oil deposits; imposition of import controls, changes in tax treatment, or government regulation or government intervention; negative public perception; or unfavorable events in the regions where companies operate. Companies in the oil and gas industry may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks. Companies that own or operate gas pipelines are subject to certain risks, including pipeline and equipment leaks and ruptures, explosions, fires, unscheduled downtime, transportation interruptions, discharges or releases of toxic or hazardous gases and other environmental risks. Companies in the oil and gas industry may be at risk for environmental damage claims and other types of litigation.
ONLINE RETAIL RISK (IBUY)
Companies that operate in the online marketplace, retail and travel segments are subject to fluctuating consumer demand. Unlike traditional brick and mortar retailers, online marketplaces and retailers must assume shipping costs or pass such costs to consumers. Consumer access to price information for the same or similar products may cause companies that operate in the online marketplace, retail and travel segments to reduce profit margins in order to compete. The loss or public dissemination of sensitive customer information or other proprietary data may negatively affect the financial performance of such companies to a greater extent than traditional brick and mortar retailers. As a result of such companies being web-based and the fact that they process, store, and transmit large amounts of data, including personal information, for their customers, failure to prevent or mitigate data loss or other security breaches, including breaches of vendors’ technology and systems, could expose companies that operate in the online marketplace, retail and travel segments or their customers to a risk of loss or misuse of such information, adversely affect their operating results, result in litigation or potential liability, and otherwise harm their businesses.
OPTIONS CONTRACTS RISK (BITY, BAGY, DIVO, IDVO, QDVO, ISWN, and SWAN)
The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of option contracts are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, changes in interest or currency exchange rates, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. There may at times be an imperfect correlation between the movement in values option contracts and the reference asset of the option contract, and there may at times not be a liquid secondary market for certain option contracts.

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PHARMACEUTICAL COMPANIES RISK (CNBS, MJ, and THNR)
Companies in the pharmaceutical industry can be significantly affected by, among other things, government approval of products and services, government regulation and reimbursement rates, product liability claims, patent expirations and protection of intense competition.
POOLED INVESTMENT VEHICLE RISK (BLOK)
The Fund may invest in commodity-linked instruments, including ETFs and shares of other pooled investment vehicles. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying pooled investment vehicle. Pooled investment vehicles that invest in commodities are subject to the risks associated with direct investments in those commodities. The price and movement of a pooled investment vehicle designed to track an index may not track the index and may result in a loss. Certain pooled investment vehicles traded on exchanges may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer. Certain pooled investment vehicles may also not have the protections applicable to other types of investments under federal securities or commodities laws and may be subject to counterparty or credit risk.
POSITION LIMITS RISK (BITY and BAGY)
The options exchanges have established limits on the maximum number of puts and calls covering the same underlying security that may be held or written by a single investor or group of investors acting in concert or under common control (regardless of whether the options are purchased or written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers). These are referred to as “position limits.” The position limit applicable to a particular option class is determined by the options exchange based on the number of shares outstanding and trading volume of the security underlying the option. The rules of the options markets generally limit the maximum number of options on the same side of the market (i.e., calls held plus puts written, or puts held plus calls written) with respect to a single underlying interest that may be carried in the accounts of a single investor or group of investors acting in concert. An options market may require that positions in certain Bitcoin ETP Options be aggregated with positions in certain other options for purposes of calculating position limits.
REIT RISK (AIEQ and SMAP)
Adverse economic, business or political developments affecting real estate could have a major effect on the value of the Fund’s investments in REITs. Investing in REITs may subject the Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. In addition, REITs are subject to the possibility of failing to qualify for the favorable U.S. federal income tax treatment generally available to them under the Internal Revenue Code of 1986, as amended (the “Code”), and failing to maintain exemption from the registration requirements of the 1940 Act.
RISKS ASSOCIATED WITH INVESTMENTS IN SPACS (AIEQ)
Unless and until an acquisition is completed, a SPAC generally invests its assets in U.S. government securities, money market securities, and cash. Because SPACs have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. There is no guarantee that the SPACs in which the Fund invests will complete an acquisition or that any acquisitions that are completed will be profitable. Public stockholders of SPACs may not be afforded a meaningful opportunity to vote on a proposed initial business combination because certain stockholders, including stockholders affiliated with the management of the SPAC, may have sufficient voting power, and a financial incentive, to approve such a transaction without support from public stockholders. As a result, a SPAC may complete a business combination even though a majority of its public stockholders do not support such a combination.
RISKS ASSOCIATED WITH SPAC-DERIVED COMPANIES (AIEQ)
SPAC-derived companies are thus often subject to extreme price volatility and speculative trading. These stocks may have above-average price appreciation in connection with a potential business combination with a SPAC prior to investment by the Fund. The price of stocks invested in by the Fund may not continue to appreciate and the performance

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of these stocks may not replicate the performance exhibited in the past. In addition, SPAC-derived companies may share similar illiquidity risks of private equity and venture capital. The free float shares held by the public in a SPAC-derived company are typically a small percentage of the market capitalization. The ownership of many SPAC-derived companies often includes large holdings by venture capital and private equity investors who seek to sell their shares in the public market in the months following a business combination transaction when shares restricted by lock-up are released, causing greater volatility and possible downward pressure during the time that locked-up shares are released.
RUSSIAN AND UKRAINE SECURITIES RISK
The continued hostilities between the two countries may still result in more widespread conflict and could have a severe adverse effect on the region and the markets. Sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have additional significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events.
SILVER EXPLORATION AND PRODUCTION INDUSTRY CONCENTRATION RISK (SILJ and SLJY)
The profitability of companies in the Silver Exploration & Production sub-industry is related to, among other things, the worldwide price of silver and the costs of extraction and production. Worldwide silver prices may fluctuate substantially over short periods of time, so the Fund’s share price may be more volatile than other types of investments. Companies in the sub-industry may be adversely affected by economic conditions, tax treatment, government regulation and intervention, and world events in the regions in which the companies operate (e.g., expropriation, nationalization, confiscation of assets and property, repatriation of capital, military coups, social unrest). The price of the equity securities of silver mining companies and silver may not always be closely correlated. Investing in a silver company involves certain risks unrelated to an investment in silver as a commodity, including production costs, operational and managerial risk, and the possibility that the company will take measures to hedge or minimize its exposure to the volatility of the market price of silver.
SILVER INVESTING RISK (SILJ and SLJY)
Silver prices have historically experienced significant and unpredictable fluctuations. Several factors may have the effect of causing a decline in the prices of silver and a corresponding decline in the price of the shares. Among them: (i) A change in economic conditions, such as a recession, can adversely affect the price of silver. Silver is used in a wide range of industrial applications, and an economic downturn could have a negative impact on its demand and, consequently, its price and the price of the shares. (ii) A significant change in the attitude of speculators and investors towards silver. Should the speculative community take a negative view towards silver, a decline in world silver prices could occur, negatively impacting the price of the shares. (iii) A significant increase in silver price hedging activity by silver producers. Traditionally, silver producers have not hedged to the same extent as other producers of precious metals (gold, for example) do. Should there be an increase in the level of hedge activity of silver producing companies, it could cause a decline in world silver prices, adversely affecting the price of the shares of the Silver ETPs.
SMALLER COMPANIES RISK (COWS, CNBS, IPAY, ITEQ, GAMR, AIVC, MJ, NDIV, SILJ, and USNG)
Smaller companies may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. The securities of smaller companies also are often traded in the over-the-counter market and tend to be bought and sold less frequently and at significantly lower trading volumes than the securities of larger companies. As a result, it may be more difficult for the Fund to buy or sell a significant amount of the securities of a smaller company without an adverse impact on the price of the company’s securities, or the Fund may have to sell such securities in smaller quantities over a longer period of time, which may increase the Fund’s tracking error.
SMALL- AND MEDIUM-SIZED COMPANIES RISK (SMAP)
Investors in small- and medium-sized companies typically take on greater risk and price volatility than they would by investing in larger, more established companies. This increased risk may be due to the greater business risks of their small or medium size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The securities of small- and medium-sized companies are often traded in the over-the-counter market and might

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not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small and medium capitalization companies are likely to be less liquid, and subject to more abrupt or erratic market movements, than securities of larger, more established companies.
SOFR RISK (SOFR)
SOFR is intended to broadly measure the cost of overnight borrowing collateralized by U.S. Treasury securities. As a financing rate based on overnight secured transactions, SOFR differs fundamentally from other established rates, and there is no assurance that SOFR or SOFR-based rates will perform similarly to other benchmarks. SOFR is relatively new, has not been widely implemented, and may not be widely accepted in the market. Its limited history means future performance cannot be predicted. SOFR may also be more volatile than other benchmark rates, reflecting the volatility of the overnight U.S. Treasury repo market. The Federal Reserve Bank of New York has conducted operations in this market to maintain the federal funds rate, but there is no assurance such operations will continue, and their impact is uncertain and could adversely affect investments linked to SOFR.
SUBSIDIARY INVESTMENT RISK (BITY and BAGY)
Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole — including the Subsidiary — will provide investors with 1940 Act protections.
TECHNOLOGY COMPANIES RISK (AWAY, GAMR, HACK, IPAY, ITEQ, and AIVC)
Companies in the technology field, including companies in the computers, telecommunications and electronics industries, face intense competition, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, and such companies may face unpredictable changes in growth rates, competition for the services of qualified personnel and competition from foreign competitors with lower production costs. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.
TIMBER COMPANIES RISK (NDIV)
Timber companies may be affected by numerous factors, including events occurring in nature and international politics. For example, the volume and value of timber that can be harvested from timberlands may be limited by natural disasters and other events such as fire, volcanic eruptions, insect infestation, disease, ice storms, wind-storms, flooding, other weather conditions and other causes. In periods of poor logging conditions, timber companies may harvest less timber than expected. Timber companies are subject to many federal, state and local environmental and health and safety laws and regulations. In addition, rising interest rates and general economic conditions may affect the demand for timber products.
U.S. TREASURY SECURITIES RISK (ISWN, SWAN, and TLTP)
U.S. Treasury securities may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury securities to decline.
UTILITIES COMPANIES RISK (USNG)
Utilities companies include companies producing or providing gas, electricity or water. These companies are subject to the risk of the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects counterparty risk, the limitations on operations and increased costs and delays attributable to environmental considerations and the capital market’s ability

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to absorb utility debt. In addition, taxes, government regulation, domestic and international politics, price and supply fluctuations, volatile interest rates and energy conservation may negatively affect utilities companies.
VIDEO GAMING COMPANIES RISK (GAMR)
Video gaming companies face intense competition, both domestically and internationally, may have limited product lines, markets, financial resources, or personnel, may have products that face rapid obsolescence, and are heavily dependent on the protection of patent and intellectual property rights. Such factors may adversely affect the profitability and value of Video gaming companies.
VOLATILITY RISK (BITY and BAGY)
The trading prices of many digital assets, including bitcoin, have experienced extreme volatility in recent periods and may continue to do so. For instance, there were steep increases in the value of certain digital assets, including bitcoin, over the course of 2021, and multiple market observers asserted that digital assets were experiencing a “bubble.” These increases were followed by steep drawdowns throughout 2022 in digital asset trading prices, including for bitcoin. These episodes of rapid price appreciation followed by steep drawdowns have occurred multiple times throughout bitcoin’s history, including in 2011, 2013-2014, and 2017-2018, before repeating again in 2021-2022. Over the course of 2023, bitcoin prices continued to exhibit extreme volatility. Over the past ten years (using data ending July 31, 2024), bitcoin has exhibited a historical annualized volatility of 69.84% and maximum annual price decrease of 81.51%.

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ADDITIONAL INFORMATION, Form N-CSR – ITEMS 8-11
September 30, 2025 (Unaudited)
The below information is required disclosure from Form N-CSRS.
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Under the Investment Advisory Agreement, in exchange for a single investment advisory fee from each Fund, with the exception of CNBS, the Adviser has agreed to pay all expenses incurred by the Funds, including Trustee compensation, except for certain excluded expenses. For CNBS, remuneration paid to directors, officers and others is included in the Statement of Operations under the line items “Compliance fees”, “Principal Financial Officer fees” and “Trustees’ fees”.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting   held on
(i)
February 11, 2025,[1] the Board of Trustees (the “Board”) of Amplify ETF Trust (the “Trust”) considered the approval of, and approved, the following agreements (collectively, the “Agreements”): an Investment Management Agreement between Amplify Investments LLC (the “Adviser”) and the Trust, on behalf of the Amplify ETF Fund noted below and:

(a)
the Investment Sub-Advisory Agreement between (1) the Adviser and Penserra Capital Management LLC (“Penserra”) and (2) the Adviser and Kelly Strategic Management, LLC (“Kelly Intelligence”) on behalf of the Amplify ETF Funds noted below:

AMPLIFY BITCOIN 2% MONTHLY OPTION INCOME ETF (“BITY”)
AMPLIFY BITCOIN MAX INCOME COVERED CALL ETF (“BAGY”)
(ii)
May 13, 2025,[1] the Board of Trustees (the “Board”) of Amplify ETF Trust (the “Trust”) considered the approval of, and approved, the following agreements (collectively, the “Agreements”): an Investment Management Agreement between Amplify Investments LLC (the “Adviser”) and the Trust, on behalf of the Amplify ETF Fund noted below and:

(a)	the Investment Sub-Advisory Agreement between the Adviser and Penserra Capital Management LLC (“Penserra”) on behalf of the Amplify ETF Funds noted below:
AMPLIFY BLOOMBERG AI VALUE CHAIN ETF (“AIVC”)
AMPLIFY CYBERSECURITY ETF (“HACK”)
AMPLIFY DIGITAL PAYMENTS ETF (“IPAY”)
AMPLIFY VIDEO GAME LEADERS ETF (“GAMR”)
[1]
The Securities and Exchange Commission issued an order on March 25, 2020, granting exemptions from certain provisions of the Investment Company Act of 1940 (the “Company Act”) requiring the votes of the board of directors be cast in-person (the “Order”). On June 19, 2020, the Commission extended that Order until such date to be specified in a public notice which will be “no earlier than December 31, 2020”. See https://www.sec.gov/rules/exorders/2020/ic-33897.pdf. To date, the Commission has not issued any such public notice.

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ADDITIONAL INFORMATION, Form N-CSR – ITEMS 8-11
September 30, 2025 (Unaudited)(Continued)
(b)	the Investment Sub-Advisory Agreement between the Adviser and Tidal Investments LLC (“Tidal”) on behalf of the Amplify ETF Funds noted below:
AMPLIFY AI POWERED EQUITY ETF (“AIEQ”)
AMPLIFY BLUESTAR ISRAEL TECHNOLOGY ETF (“ITEQ”)
AMPLIFY ETHO CLIMATE LEADERSHIP U.S. ETF (“ETHO”)
AMPLIFY JUNIOR SILVER MINERS ETF (“SILJ”)
AMPLIFY NATURAL RESOURCES DIVIDEND INCOME ETF (“NDIV”)
AMPLIFY TRAVEL TECH ETF (“AWAY”)
(c)
the Investment Sub-Advisory Agreement between (1) the Adviser and Penserra Capital Management LLC (“Penserra”) and (2) the Adviser and Kelly Strategic Management, LLC (“Kelly Intelligence”) on behalf of the Amplify ETF Funds noted below:

AMPLIFY CASH FLOW DIVIDEND LEADERS ETF (“COWS”)
AMPLIFY COWS COVERED CALL ETF (“HCOW”)
(d)
the investment Sub-Advisory Agreement between (1) the Adviser and Tidal Investments LLC (“Tidal”) and (2) the Adviser and Seymour Asset Management, LLC (“SAM”) on behalf of the Amplify ETF Funds noted below:

AMPLIFY ALTERNATIVE HARVEST ETF (“MJ”)
(e)	the Investment Sub-Advisory Agreements between (1) the Adviser and Penserra and (2) the Adviser and Capital Wealth Planning LLC (“CWP”) on behalf of the Amplify ETF Fund noted below:
AMPLIFY CWP INTERNATIONAL ENHANCED DIVIDEND INCOME ETF (“IDVO”)
(iii)
August 12, 2025,[1] the Board of Trustees (the “Board”) of Amplify ETF Trust (the “Trust”) considered the approval of, and approved, the following agreements (collectively, the “Agreements”): an Investment Management Agreement between Amplify Investments LLC (the “Adviser”) and the Trust, on behalf of the Amplify ETF Fund noted below and:

(a)	the Investment Sub-Advisory Agreement between the Adviser and Penserra Capital Management LLC (“Penserra”) on behalf of the Amplify ETF Funds noted below:
AMPLIFY HIGH INCOME ETF (“YYY”)
AMPLIFY ONLINE RETAIL ETF (“IBUY”)
(b)	the Investment Sub-Advisory Agreements between (1) the Adviser and Tidal and (2) the Adviser and Cerity Partners, LLC (“Cerity”) on behalf of the Amplify ETF Fund noted below:
AMPLIFY BLACKSWAN GROWTH & TREASURY CORE ETF (“SWAN”)
AMPLIFY BLACKSWAN ISWN ETF ("ISWN”)
and
(c)	the Investment Sub-Advisory Agreements between the Adviser and Samsung Asset Management (New York), Inc. (“Samsung”) on behalf of the Amplify ETF Fund noted below:
AMPLIFY SAMSUNG SOFR ETF (“SOFR”)
AMPLIFY SAMSUNG U.S. NATURAL GAS INFRASTRUCTURE ETF (“USNG”)
Each of the dates referenced above (February 11, 2025, May 13, 2025 and August 12, 2025) will be hereinafter referred to as the “Approval Meeting” with respect to the ETF Funds approved on such date.
With respect to AIVC, HACK, IPAY, GAMR, YYY and IBUY the term “Sub-Adviser” shall mean Penserra. With respect to AIEQ, ITEQ, ETHO, SILJ, NDIV and AWAY, the term “Sub-Adviser” shall mean Tidal. With the respect to BITY, BAGY, COWS and HCOW, the term Sub-Adviser shall mean both Penserra and Kelly Intelligence. With respect to IDVO, the term “Sub-Adviser” shall mean both Penserra and CWP. With respect to MJ, the term

165

Amplify ETF Trust
ADDITIONAL INFORMATION, Form N-CSR – ITEMS 8-11
September 30, 2025 (Unaudited)(Continued)
“Sub-Adviser” shall mean both Tidal and SAM. With respect to SWAN and ISWN, the term “Sub-Adviser” shall mean both Tidal and Cerity. With respect to SOFR and USNG, the term “Sub-Adviser” shall mean Samsung.
The Adviser and the Sub-Adviser for BITY and BAGY was originally approved by the Board, and separately by its Independent Trustees, on February 11, 2025 for an initial two-year term.
The Adviser and the Sub-Adviser for HACK, IPAY, AIVC, GAMR, SILJ, ITEQ, ETHO, AIEQ, and AWAY were originally approved by the Board, and separately by its Independent Trustees, at a meeting held on or about June 16, 2023 for an initial two-year term. Thereafter, the Adviser and Sub-Adviser for HACK, IPAY, AIVC, GAMR, SILJ, ITEQ, ETHO, AIEQ and AWAY was approved by the Board, and separately by its Independent Trustees, for additional one-year terms at meetings held on or about May 13, 2025.
The Adviser and the Sub-Adviser for NDIV and IDVO were originally approved by the Board and separately by its Independent Trustees, at a meeting held on or about June 7, 2022 for an initial two-year term. Thereafter, the Adviser and Sub-Adviser for NDIV and IDVO was approved by the Board and separately by its Independent Trustees, for additional one-year terms at meetings held on or about May 14, 2024 and May 13, 2025.
The Adviser and the Sub-Adviser for MJ was originally approved by the Board, and separately by its Independent Trustees, at a meeting held on or about June 16, 2023 for an initial two-year term. At a meeting held on November 12, 2024, the Board, including a separate vote by its Independent Trustees, considered and approved adding SAM as a co-sub-adviser with Tidal (SAM and Tidal referred together hereinafter as the “Sub-Adviser”) to the Fund for an additional one- year term. Thereafter, the Adviser and Sub-Advisers for MJ were approved by the Board, and separately by its Independent Trustees, for additional one-year terms at meetings held on or about May 13, 2025.
The Adviser and the Sub-Advisers for COWS and HCOW were originally approved by the Board, and separately by its Independent Trustees, at a meeting held on or about June 16, 2023 for an initial two-year term. Thereafter, the Adviser and Sub-Advisers for COWS and HCOW were approved by the Board, and separately by its Independent Trustees, for additional one-year terms at meetings held on or about May 13, 2025.
The Adviser and the Sub-Adviser for USNG was originally approved by the Board, and separately by its Independent Trustees, on May 13, 2025 for an initial two-year term.
The Adviser and the Sub-Adviser for IBUY was originally approved by the Board, and separately by its Independent Trustees, at a meeting held on or about November 7, 2015 for an initial two-year term. Thereafter, the Adviser and Sub-Adviser for IBUY was approved by the Board, and separately by its Independent Trustees, for additional one-year terms at meetings held on or about September 12, 2017, September 18, 2018, September 17, 2019, September 15, 2020, September 14, 2021, September 13, 2022, September 12, 2023, August 13, 2024, August 14, 2024 and August 12, 2025.
The Adviser and the Sub-Adviser for YYY was originally approved by the Board, and separately by its Independent Trustees, at a meeting held on or about December 11, 2018 for an initial two-year term. Thereafter, the Adviser and Sub-Adviser for YYY was approved by the Board, and separately by its Independent Trustees, for additional one-year terms at meetings held on September 15, 2020, September 14, 2021, September 13, 2022, September 12, 2023, August 13, 2024, August 14, 2024 and August 12, 2025.
The Adviser and the Sub-Adviser for SWAN was originally approved by the Board, and separately by its Independent Trustees, at a meeting held on or about September 18, 2018 for an initial two-year term. Thereafter, the Adviser and Sub-Adviser for SWAN was approved by the Board, and separately by its Independent Trustees, for additional one-year terms at meetings held on October 14, 2018, September 15, 2020, September 14, 2021, September 13, 2022, September 12, 2023, August 13, 2024, August 14, 2024 and August 12, 2025.
The Adviser and the Sub-Adviser for ISWN was originally approved by the Board, and separately by its Independent Trustees at a meeting held on December 8, 2020 for an initial two-year term. Thereafter, the Adviser and Sub-Adviser for ISWN was approved by the Board, and separately by its Independent Trustees, for additional one-year terms at meetings held on March 15, 2023, September 12, 2023, August 13, 2024, August 14, 2024 and August 12, 2025.
The Adviser and the Sub-Adviser for SOFR was originally approved by the Board, and separately by its Independent Trustees, on September 12, 2023 for an initial two-year term. Thereafter, the Adviser and Sub-Adviser for

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Amplify ETF Trust
ADDITIONAL INFORMATION, Form N-CSR – ITEMS 8-11
September 30, 2025 (Unaudited)(Continued)
SOFR was approved by the Board, and separately by its Independent Trustees, for additional one-year terms at meetings held on or about August 14, 2024 and August 12, 2025.
Each of the meetings referenced above are hereinafter referred to as the “Review Meetings” for the applicable ETF Fund.
At each of the Review Meetings, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”) requested and reviewed a wide variety of information from the Adviser and the Sub-Adviser. Prior to the Review Meetings, the Board, including the Independent Trustees, reviewed written materials from the Adviser and the Sub-Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided to fund shareholders by the Adviser and the Sub-Adviser; (ii) the Adviser and the Sub-Adviser’s costs and profits expected to be realized in providing their services, including any fall-out benefits expected to be enjoyed by the Adviser and the Sub-Adviser and (iii) the existence, or anticipated existence, of economies of scale. After review of the written materials and discussion during the Review Meeting, the Board, including the Independent Trustees in a separate vote, approved the initial two-year term for the Adviser and the respective Sub-Adviser for each of the Amplify ETF Funds listed for an additional one-year term.
At each of the Approval Meetings, the Board, including the Independent Trustees met to discuss and review the Agreements with respect to each of the Amplify ETF Funds listed herein. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser and the Sub-Adviser. Prior to the Approval Meetings, the Board, including the Independent Trustees, reviewed written materials from the Adviser and the Sub-Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided to fund shareholders by the Adviser and the Sub-Adviser; (ii) the Adviser and the Sub-Adviser’s costs and profits expected to be realized in providing their services, including any fall-out benefits expected to be enjoyed by the Adviser and the Sub-Adviser; and (iii) the existence, or anticipated existence, of economies of scale. At the Approval Meeting, representatives from the Adviser and the Sub-Adviser, along with other service providers of the applicable Amplify ETF Fund, presented additional oral and written information to help the Board evaluate the Adviser and the Sub-Adviser’s fees and other aspects of the Agreements. Among other things, representatives from the Adviser and the Sub-Adviser provided overviews of their advisory businesses, including investment personnel and investment processes. The representatives also discussed the rationale for launching each of the Amplify ETF Fund listed herein, the relevant Amplify ETF Fund’s fees and fee structures of comparable investment companies. The Board then discussed the written materials that it received before the meeting and the Adviser and Sub-Adviser’s oral presentations and any other information that the Board received at the meeting and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision. Thereafter, the Board, including the Independent Trustees in a separate vote, approved the following Amplify ETF Fund products: AIEQ, MJ, BITY, BAGY, SWAN, ISWN, AIVC, ITEQ, COWS, HCOW, IDVO, HACK, IPAY, ETHO, YYY, SILJ, NDIV, IBUY, SOFR, USNG, GAMR and AWAY; the retention of the Adviser and each of the Sub-Adviser and their respective Agreements, for an additional one year term.
Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees considered information concerning the functions to be performed by the Adviser and the Sub-Adviser and the personnel and resources of the Adviser and Sub-Adviser, including the investment management team that will be responsible for the day-to-day management of the relevant Amplify ETF Fund and the portfolio manager responsible for investing the portfolio of the relevant Amplify ETF Fund. The Trustees also considered statements by the Adviser and Sub-Adviser regarding their respective financial conditions, that each was financially stable and could support its performance of the services under its Agreement. The Trustees also considered the services to be provided by the Adviser in its oversight of the Fund’s service providers.
Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser and Sub-Adviser to the relevant Amplify ETF Fund listed herein under the respective Agreement were expected to be appropriate and reasonable.

167

Amplify ETF Trust
ADDITIONAL INFORMATION, Form N-CSR – ITEMS 8-11
September 30, 2025 (Unaudited)(Continued)
Fees, Expenses and Profitability. The Trustees discussed the information provided by the Adviser on the relevant Amplify ETF Fund’s proposed investment management fee as set forth in the following chart:

AIEQ	AMPLIFY AI POWERED EQUITY ETF (“AIEQ”)	0.75
MJ	AMPLIFY ALTERNATIVE HARVEST ETF (“MJ”)	0.75
BITY	AMPLIFY BITCOIN 2% MONTHLY OPTION INCOME ETF (“BITY”)	0.65
BAGY	AMPLIFY BITCOIN MAX INCOME COVERED CALL ETF (“BAGY”)	0.65
SWAN	AMPLIFY BLACKSWAN GROWTH & TREASURY CORE ETF (“SWAN”)	0.49
ISWN	AMPLIFY BLACKSWAN ISWN ETF (“ISWN”)	0.49
AIVC	AMPLIFY BLOOMBERG AI VALUE CHAIN ETF (“AIVC”)	0.59
ITEQ	AMPLIFY BLUESTAR ISRAEL TECHNOLOGY ETF (“ITEQ”)	0.75
COWS	AMPLIFY CASH FLOW DIVIDEND LEADERS ETF (“COWS”)	0.39
HCOW	AMPLIFY COWS COVERED CALL ETF (“HCOW”)	0.65
IDVO	AMPLIFY CWP INTERNATIONAL ENHANCED DIVIDEND INCOME ETF (“IDVO”)	0.65
HACK	AMPLIFY CYBERSECURITY ETF (“HACK”)	0.60
IPAY	AMPLIFY DIGITAL PAYMENTS ETF (“IPAY”)	0.75
ETHO	AMPLIFY ETHO CLIMATE LEADERSHIP U.S. ETF (“ETHO”)	0.45
YYY	AMPLIFY HIGH INCOME ETF (“YYY”)	0.50
SILJ	AMPLIFY JUNIOR SILVER MINERS ETF (“SILJ”)	0.69
NDIV	AMPLIFY NATURAL RESOURCES DIVIDEND INCOME ETF (“NDIV”)	0.59
IBUY	AMPLIFY ONLINE RETAIL ETF (“IBUY”)	0.65
SOFR	AMPLIFY SAMSUNG SOFR ETF (“SOFR”)	0.20
USNG	AMPLIFY SAMSUNG U.S. NATURAL GAS INFRASTRUCTURE ETF (“USNG”)	0.59
GAMR	AMPLIFY VIDEO GAME LEADERS ETF (“GAMR”)	0.59
AWAY	AMPLIFY TRAVEL TECH ETF (“AWAY”)	0.75

The proposed investment management fee was compared to information provided by the Adviser on other similar products. The Trustees also considered that the Adviser and Sub-Adviser had managed the relevant Amplify ETF Fund to the Board's satisfaction over the course of the previous years.
The Trustees noted that the proposed annual investment management fee to be charged to all of the Amplify ETF Fund noted in the chart above was a unitary fee, and that the Adviser has agreed to pay all other expenses of the relevant Amplify ETF Fund, including fees payable to the Sub-Adviser, except brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, distribution and service fees payable pursuant to a 12b-1 Plan, if any, and extraordinary expenses. The Board concluded that the unitary investment management fee to be charged to the relevant Amplify ETF Fund is reasonable and appropriate in light of the services expected to be provided by the Adviser and relevant Sub-Adviser.
Economies of Scale and Whether the Fee Level Reflects These Economies of Scale. The Trustees considered the information provided by the Adviser and the Sub-Adviser as to the extent to which economies of scale may be realized as the relevant Amplify ETF Fund grows and whether the fee level reflects economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of the relevant Amplify ETF Fund would be enjoyed by the Adviser and Sub-Adviser, but that a unitary fee provides a level of certainty in expenses for the relevant Amplify ETF Fund. The Trustees considered whether the proposed advisory fee rate for the relevant Amplify ETF Fund is reasonable in relation to the projected asset size of the relevant Amplify ETF Fund. The Trustees noted the Adviser’s and Sub-Adviser’s views on their expectations for growth, noting that, initially, the Adviser did not anticipate any material economies of scale. The Trustees concluded that the flat investment management fee was reasonable and appropriate.
The Trustees noted that the Adviser and Sub-Adviser had not identified any further benefits that it would derive from its relationship with the relevant Amplify ETF Fund, and had noted that it will not, initially, have any soft dollar arrangements.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, have determined to approve the Agreements for the relevant Amplify ETF Fund listed herein.

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Amplify ETF Trust
Supplemental Information
September 30, 2025 (Unaudited)
DISTRIBUTION OF PREMIUMS AND DISCOUNTS
NAV is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the composite closing price each day. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.
Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.
Further information regarding premiums and discounts is available, without charge, on the Fund’s website at www.amplifyetfs.com.
INFORMATION ABOUT THE TRUSTEES
The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling 1-855-267-3837. Furthermore, you can obtain the SAI by accessing the Commission’s website at www.sec.gov or by accessing the Fund’s website at www.amplifyetfs.com.
DELIVERY OF SHAREHOLDER DOCUMENTS—HOUSEHOLDING
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of the prospectus and other shareholder documents, please contact your broker-dealer. If you currently are enrolled in householding and wish to change your householding status, please contact your broker-dealer.

169

Amplify ETF Trust
Privacy Policy
September 30, 2025 (Unaudited)
AMPLIFY ETFS AND AMPLIFY AFFILIATES PRIVACY POLICY
Amplify recognizes the importance of protecting your personal and financial information when you visit our websites (each a “Website” and together “Websites”). This Policy is designed to help you understand the information collection practices on all Websites owned or operated by or on behalf of companies within the Amplify group of companies, including: Amplify Investments LLC, Amplify Development LLC, and Amplify Holding Company LLC. We are committed to:
(a)	protecting the personal information you provide to us;
(b)	telling you how we use the information we gather about you; and
(c)	ensuring that you know why we intend to disclose your personal information.
CHANGES TO THIS PRIVACY POLICY
This Privacy Policy is dated January 1, 2020. Amplify reserves the right to amend this Privacy Policy at any time without notice, by updating this posting, in which case the date of the Policy will be revised. The current version of this Policy can be accessed from the link on the www.amplifyetfs.com homepage.
INFORMATION COLLECTION AND USE
Personally Identifiable Information: The personally identifiable information you submit to our Websites is used to service your interest and to improve our services to you and/or to provide you with information on Amplify products and services. The types of personal information that may be collected at our Websites include: name, address, email address and telephone number. We will not sell, share or rent your personally identifiable information to others in contravention of this Privacy Policy.
Additionally, if the Website is a password protected site, then (a) once you submit your password and enter, the Website will recognize who you are and will collect all information that you submit, including all electronic instructions (including all transaction information), and (b) any information collected about you from the Website may be associated with other identifying information that we have about you.
Aggregate Information: We generally record certain usage information, such as the number and frequency of visitors to our Websites. This information may include the websites that you access immediately before and after your visit to our Websites, the Internet browser you are using and your IP address. If we use such data at all it will be on an aggregate basis, and we will not disclose to third parties any information that could be used to identify you personally.
Service Providers: We may use internal or external service providers to operate our Websites and employ other persons to perform work on our behalf, such as sending postal mail and e-mail. These persons may have access to the personally identifiable information you submit through the Websites, but only for the purpose of performing their duties. These personnel may not use your personally identifiable information for any other purpose.
Compliance with Laws: We do not automatically collect personally identifiable information from visitors to our Websites, except to the extent we are required to do so pursuant to some statute or regulation applicable to us. We will not provide any personally identifiable information to any other persons, except if we are required to make disclosures by any law, any government or private parties in connection with a lawsuit, subpoena, investigation or similar proceeding.
E-mail and Marketing: Amplify does not sell its customers’ e-mail addresses, nor will we provide your personal information to third parties for their marketing purposes. Amplify will not send you e-mail messages without first receiving your permission, unless it relates to servicing your account or unless you have consented to receiving electronic delivery of fund documents as part of our E-Delivery service. It is our policy to include instructions for unsubscribing from these permission-based programs. We recommend that you do not send us any individual personal information via non secure methods of correspondence, including via public electronic communication channels, such as Internet e-mail, which are generally not secure.
Disclosure to Third Parties: The personal information you provide to us will only be disclosed to third parties if we have your permission, or as set out in this Privacy Policy. We may disclose details about the general use of our

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Privacy Policy
September 30, 2025 (Unaudited)(Continued)
Websites to third parties – for example, to demonstrate patterns of use to advertisers and other business partners. Information we pass on for this purpose will not include any personal information by which you may be identified. We endeavor to prevent unauthorized disclosures of your personal information by third parties but we are not responsible for any unauthorized disclosures or other breaches of security or for the actions of others if the information was passed to them with your authority or with the authority of anyone other than us or our group companies.
Use of Website Analytics
We currently use third party analytics tools to gather information for purposes of improving Amplify’s website and marketing our products and services to you. These tools employ cookies.
What are Cookies?
Cookies are small text files that are stored in your computer’s memory and hard drive when you visit certain web pages. They are used to enable websites to function or to provide information to the owners of a website.
Why Do We Use Cookies?
Cookies help us to provide customized services and information. We use cookies on all our Websites to tell us, in general terms, how and when pages in our Websites are visited, what our users’ technology preferences are – such as what type of video player they use – and whether our Websites are functioning properly.
If you are using one of our password-protected sites, then the website may use cookies or other technology to help us authenticate you, store and recognize your configuration and user attributes, facilitate your navigation of the website and customize its content so that the information made available is likely to be of more interest to you.
In broad terms, we use cookies on our Websites for the following purposes:
•
Analytical purposes: Analytical cookies allow us to recognize measure and track visitors to our Websites. This helps us to improve and develop the way our Websites work, for example, by determining whether site visitors can find information easily, or by identifying the aspects of websites that are of the most interest to them.

•
Usage preferences: Some of the cookies on our Websites are activated when visitors to our sites make a choice about their usage of the site. Our Websites then ‘remember’ the settings preferences of the user concerned. This allows us to tailor aspects of our sites to the individual user.

•
Terms and conditions: We use cookies on our Websites to record when a site visitor has seen a policy, such as this one, or provided consent, such as consent to the terms and conditions on our Websites. This helps to improve the user’s experience of the site – for example, it avoids a user from repeatedly being asked to consent to the same terms.

To find out how to opt-out of these services please:
— Call us: 1-855-267-3837
— Email us: info@amplifyetfs.com
•
Session management: The software that runs our websites uses cookies for technical purposes needed by the internal workings of our servers. For instance, we use cookies to distribute requests among multiple servers, authenticate users and determine what features of the site they can access, verify the origin of requests, keep track of information about a user’s session and determine which options or pages to display in order for the site to function.

•
Functional purposes: Functional purpose cookies store information that is needed by our applications to process and operate. For example, where transactions or requests within an application involve multiple workflow stages, cookies are used to store the information from each stage temporarily, in order to facilitate completion of the overall transaction or request.

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Privacy Policy
September 30, 2025 (Unaudited)(Continued)
Further Information About Cookies
If you would like to find out more about cookies in general and how to manage them, please visit www.allaboutcookies.org.
THIRD PARTY WEBSITES
Amplify disclaims responsibility for the privacy policies and customer information practices of third party internet websites hyperlinked from our Website or this Privacy Policy.
SECURITY
Amplify protects your personal information when you transact business on our Website by requiring the use of a browser software program that supports industry standard SSL encryption with 128-bit key lengths. The “128-bit” designation refers to the length of the key used to encrypt the data being transmitted, with a longer key representing a higher level of security.
CONTACT US
We welcome inquiries or comments about our Privacy Policy and any queries or concerns about Amplify ETFs at support@amplifyetfs.com or 1-855-267-3837.

172

Investment Adviser:
Amplify Investments LLC
3333 Warrenville Road, Suite 350
Lisle, IL 60532
Investment Sub-Advisers:

Penserra Capital Management, LLC 4 Orinda Way, Suite 100-A Orinda, CA 94563	Capital Wealth Planning 1016 Collier Center Way Naples, FL 34110
Tidal Investments, LLC 234 W. Florida St., Suite 203 Milwaukee, WI 53204	Cerity Partners LLC 335 Madison Avenue, 23rd Floor New York, NY 10017
Seymour Asset Management LLC 1 Old Point Road Quogue, New York 11959	Kelly Strategic Management, LLC 7887 East Belleview Avenue, Suite 1100 Denver, CO 80111
Samsung Asset Management (New York), Inc. 152 West 57th Street New York, New York 10019	Curi RMB Capital, LLC One North Wacker Drive, Suite 3500 Chicago, IL 60606

Legal Counsel:
Chapman and Cutler LLP
111 West Monroe Street
Chicago, IL 60603
Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1350 Euclid Ave., Suite 800
Cleveland, OH 44115
Distributor:
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
Administrator:
U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue
Milwaukee, WI 53202
Transfer Agent:
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
Custodian:
U.S. Bank National Association
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212
This information must be preceded or accompanied by a current prospectus for the Funds.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7(a).

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s [Principal Executive Officer] and [Principal Financial Officer] have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed Herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Amplify ETF Trust

By (Signature and Title)*	/s/ Christian Magoon
Christian Magoon, President and Chief Executive Officer

Date	12/4/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christian Magoon
Christian Magoon, President and Chief Executive Officer

Date	12/4/2025

By (Signature and Title)*	/s/ Bradley H. Bailey
Bradley H. Bailey, Chief Financial Officer

Date	12/4/2025

* Print the name and title of each signing officer under his or her signature.